UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21265

                                                     PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

3500 Lacey Road
                                                     Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)

Andrew Schlossberg

President

3500 Lacey Road

                                                 Downers Grove, IL 60515
(Name and address of agent for service)

Registrant’s telephone number, including area code:         800-983-0903

Date of fiscal year end:     April 30

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments for the three month period ended July 31, 2015 is set forth below.

Schedule of Investments(a)

PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Consumer Discretionary - 18.7%
818	Amazon.com, Inc.(b)	$438,571
1,784	Charter Communications, Inc., Class A(b)	331,574
2,542	Cracker Barrel Old Country Store, Inc.	386,104
5,038	Ctrip.com International Ltd. ADR (China)(b)	360,620
24,249	Denny’s Corp.(b)	285,168
3,237	Expedia, Inc., Class A	393,101
6,789	G-III Apparel Group Ltd.(b)	490,370
3,230	Jack in the Box, Inc.	306,850
6,692	Liberty Ventures, Series A(b)	277,584
2,565	O’Reilly Automotive, Inc.(b)	616,395
14,463	Papa John’s International, Inc.	1,092,824
10,600	Popeyes Louisiana Kitchen, Inc.(b)	643,208
11,036	Ross Stores, Inc.	586,674
22,888	Ruth’s Hospitality Group, Inc.	401,227
8,171	Starbucks Corp.	473,346
30,146	Starz, Class A(b)	1,219,406
7,557	Texas Roadhouse, Inc.	297,670
7,359	Tractor Supply Co.	680,855

		9,281,547

	Consumer Staples - 1.5%
6,632	Hain Celestial Group, Inc. (The)(b)	450,844
2,612	J & J Snack Foods Corp.	309,156

		760,000

	Energy - 1.5%
4,082	Diamondback Energy, Inc.(b)	274,719
20,098	Green Plains, Inc.	451,200

		725,919

	Financials - 11.4%
9,395	Altisource Portfolio Solutions SA(b)	306,841
14,569	Bank of the Ozarks, Inc.	642,784
8,798	BofI Holding, Inc.(b)	1,080,834
3,561	Credit Acceptance Corp.(b)	855,388
9,444	E*TRADE Financial Corp.(b)	268,398
8,460	East West Bancorp, Inc.	378,670
8,672	MarketAxess Holdings, Inc.	848,122
6,004	Pinnacle Financial Partners, Inc.	318,752
4,956	PRA Group, Inc.(b)	314,954
7,598	PrivateBancorp, Inc.	314,101
2,439	SVB Financial Group(b)	349,021

		5,677,865

	Health Care - 34.0%
8,255	Acadia Healthcare Co., Inc.(b)	658,584
23,352	Affymetrix, Inc.(b)	255,938
2,025	Alnylam Pharmaceuticals, Inc.(b)	258,046
5,668	AMAG Pharmaceuticals, Inc.(b)	362,185
7,497	Anacor Pharmaceuticals, Inc.(b)	1,118,478
1,798	Atrion Corp.	726,212
2,459	Celgene Corp.(b)	322,744
13,367	Cerner Corp.(b)	958,681
2,949	Clovis Oncology, Inc.(b)	248,984
8,842	DexCom, Inc.(b)	748,475
9,623	Exact Sciences Corp.(b)	231,626
11,893	Gilead Sciences, Inc.	1,401,709
13,477	Halozyme Therapeutics, Inc.(b)	314,553
8,698	Henry Schein, Inc.(b)	1,287,130
4,031	ICON PLC (Ireland)(b)	325,705
2,424	Illumina, Inc.(b)	531,583
5,543	Incyte Corp.(b)	578,024
8,313	Insys Therapeutics, Inc.(b)	373,420
8,255	Jazz Pharmaceuticals PLC(b)	1,586,941

7,523	Medidata Solutions, Inc.(b)	$404,737
73,180	Mimedx Group, Inc.(b)	785,221
7,094	Natus Medical, Inc.(b)	320,365
10,634	Neurocrine Biosciences, Inc.(b)	532,976
5,547	NuVasive, Inc.(b)	305,141
5,936	Prothena Corp. PLC (Ireland)(b)	391,598
2,317	Regeneron Pharmaceuticals, Inc.(b)	1,282,830
1,717	United Therapeutics Corp.(b)	290,791
2,159	Vertex Pharmaceuticals, Inc.(b)	291,465

		16,894,142

	Industrials - 8.0%
1,401	AMERCO	503,478
5,195	American Woodmark Corp.(b)	341,623
7,155	Apogee Enterprises, Inc.	394,813
9,494	Astronics Corp.(b)	588,628
20,534	Builders FirstSource, Inc.(b)	308,831
16,788	JetBlue Airways Corp.(b)	385,788
4,996	Middleby Corp. (The)(b)	613,009
4,848	Multi-Color Corp.	309,593
18,526	TASER International, Inc.(b)	504,278

		3,950,041

	Information Technology - 23.7%
4,117	Ambarella, Inc.(b)	477,037
10,798	Apple, Inc.	1,309,797
3,026	ASML Holding NV (Netherlands)	300,088
2,912	Avago Technologies Ltd. (Singapore)	364,408
5,498	comScore, Inc.(b)	321,633
1,489	CoStar Group, Inc.(b)	299,721
8,642	Ebix, Inc.	267,815
5,985	Electronic Arts, Inc.(b)	428,227
3,851	Facebook, Inc., Class A(b)	362,032
12,613	Infinera Corp.(b)	301,955
13,826	Integrated Device Technology, Inc.(b)	264,215
6,262	Intuit, Inc.	662,332
4,329	LogMeIn, Inc.(b)	318,528
6,708	M/A-COM Technology Solutions Holdings, Inc.(b)	226,127
11,374	Manhattan Associates, Inc.(b)	737,263
5,481	Monolithic Power Systems, Inc.	283,422
20,649	Net 1 UEPS Technologies, Inc. (South Africa)(b)	401,004
1,876	NetEase, Inc. ADR (China)	260,070
4,588	NXP Semiconductors NV (Netherlands)(b)	444,990
36,062	PDF Solutions, Inc.(b)	505,229
6,143	Proofpoint, Inc.(b)	397,452
7,824	Skyworks Solutions, Inc.	748,522
5,582	SPS Commerce, Inc.(b)	402,741
4,288	SS&C Technologies Holdings, Inc.	291,713
3,805	Stamps.com, Inc.(b)	261,023
2,966	Synaptics, Inc.(b)	235,441
3,086	Ultimate Software Group, Inc. (The)(b)	568,472
6,327	Virtusa Corp.(b)	303,316

		11,744,573

	Materials - 0.6%
6,096	Methanex Corp. (Canada)	274,869

	Telecommunication Services - 0.7%
2,868	SBA Communications Corp., Class A(b)	346,225

	Total Common Stocks and Other Equity Interests (Cost $43,107,783)	49,655,181

	Money Market Fund - 0.1%
66,857	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $66,857)	66,857

	Total Investments (Cost $43,174,640)(d)-100.2%	49,722,038
	Other assets less liabilities-(0.2)%	(76,307)

	Net Assets-100.0%	$49,645,731

Schedule of Investments(a)

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $43,197,500. The net unrealized appreciation was $6,524,538, which consisted of aggregate gross unrealized appreciation of $7,284,739 and aggregate gross unrealized depreciation of $760,201.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Market Portfolio (PWC)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 14.3%
19,312	Aaron’s, Inc.	$714,158
26,942	American Axle & Manufacturing Holdings, Inc.(b)	538,301
64,862	Denny’s Corp.(b)	762,777
45,611	L Brands, Inc.	3,681,720
7,663	Marriott Vacations Worldwide Corp.	640,627
60,027	Orbitz Worldwide, Inc.(b)	677,105
17,976	O’Reilly Automotive, Inc.(b)	4,319,813
8,825	Outerwall, Inc.	624,986
23,280	Service Corp. International	710,273
20,140	ServiceMaster Global Holdings, Inc.(b)	780,022
6,390	Skechers U.S.A., Inc., Class A(b)	961,375
75,949	Starbucks Corp.	4,399,726
16,123	Starz, Class A(b)	652,175
49,752	Target Corp.	4,072,201

		23,535,259

	Consumer Staples - 8.7%
96,095	Archer-Daniels-Midland Co.	4,556,825
7,839	Bunge Ltd.	625,944
19,275	Fresh Del Monte Produce, Inc.	761,748
14,843	Ingles Markets, Inc., Class A	686,934
139,522	Kroger Co. (The)	5,474,843
23,209	SpartanNash Co.	747,562
82,165	SUPERVALU, Inc.(b)	757,561
5,664	USANA Health Sciences, Inc.(b)	706,018

		14,317,435

	Energy - 8.8%
23,665	Alliance Holdings GP LP	895,483
154,766	Denbury Resources, Inc.	609,778
86,740	EP Energy Corp., Class A(b)	726,014
102,898	Marathon Petroleum Corp.	5,625,434
60,511	Transocean Ltd.	802,376
89,854	Valero Energy Corp.	5,894,422

		14,553,507

	Financials - 15.3%
25,324	Ambac Financial Group, Inc.(b)	406,197
23,302	American Equity Investment Life Holding Co.	688,341
9,324	American Financial Group, Inc.	642,890
9,839	AmTrust Financial Services, Inc.	683,909
12,771	Aspen Insurance Holdings Ltd.	614,157
20,710	Assured Guaranty Ltd.	506,567
26,175	Employers Holdings, Inc.	628,200
9,741	Endurance Specialty Holdings Ltd. (Bermuda)	676,902
3,262	Everest Re Group Ltd.	597,337
72,789	FNF Group	2,845,322
40,415	Green Dot Corp., Class A(b)	837,399
67,211	Hartford Financial Services Group, Inc. (The)	3,195,883
42,005	JPMorgan Chase & Co.	2,878,603
52,872	MetLife, Inc.	2,947,085
4,505	PartnerRe Ltd.	612,500
32,657	Prudential Financial, Inc.	2,885,572
23,192	Universal Insurance Holdings, Inc.	635,925
60,981	Voya Financial, Inc.	2,863,058

		25,145,847

	Health Care - 14.6%
10,587	Abiomed, Inc.(b)	820,069
36,043	AmerisourceBergen Corp.	3,811,547

23,778	AMN Healthcare Services, Inc.(b)	$699,786
24,170	Anthem, Inc.	3,728,706
5,422	athenahealth, Inc.(b)	758,863
8,392	Centene Corp.(b)	588,531
34,720	FibroGen, Inc.(b)	807,240
36,136	Gilead Sciences, Inc.	4,258,989
10,158	Health Net, Inc.(b)	679,164
12,262	Hill-Rom Holdings, Inc.	687,040
18,278	INC Research Holdings, Inc., Class A(b)	914,448
8,692	Molina Healthcare, Inc.(b)	655,638
16,187	Natus Medical, Inc.(b)	731,005
18,896	PRA Health Sciences, Inc.(b)	793,443
33,749	UnitedHealth Group, Inc.	4,097,129

		24,031,598

	Industrials - 11.0%
12,094	Atlas Air Worldwide Holdings, Inc.(b)	594,420
43,763	Deere & Co.	4,138,667
27,204	Hawaiian Holdings, Inc.(b)	590,871
32,683	JetBlue Airways Corp.(b)	751,055
16,358	Matson, Inc.	677,548
25,755	Northrop Grumman Corp.	4,455,873
9,402	RBC Bearings, Inc.(b)	636,985
41,413	RPX Corp.(b)	641,073
12,069	Spirit Aerosystems Holdings, Inc., Class A(b)	679,485
75,100	United Continental Holdings, Inc.(b)	4,234,889
48,662	Wabash National Corp.(b)	668,616

		18,069,482

	Information Technology - 19.3%
31,128	Advanced Energy Industries, Inc.(b)	815,242
9,841	Ambarella, Inc.(b)	1,140,277
34,980	Apple, Inc.	4,243,074
10,784	Cimpress NV(b)	695,892
72,619	Electronic Arts, Inc.(b)	5,195,890
14,042	Ellie Mae, Inc.(b)	1,101,595
5,375	FactSet Research Systems, Inc.	890,423
56,859	Fiserv, Inc.(b)	4,938,773
136,445	Hewlett-Packard Co.	4,164,301
43,012	Infinera Corp.(b)	1,029,707
36,133	Jabil Circuit, Inc.	731,693
18,917	Methode Electronics, Inc.	507,543
41,672	Skyworks Solutions, Inc.	3,986,760
7,842	Tableau Software, Inc., Class A(b)	821,371
89,856	TTM Technologies, Inc.(b)	820,385
43,222	Unisys Corp.(b)	685,933

		31,768,859

	Materials - 3.2%
52,851	Century Aluminum Co.(b)	492,571
40,911	LyondellBasell Industries NV, Class A	3,838,679
41,670	Mercer International, Inc.(b)	503,790
20,229	Trinseo SA(b)	492,779

		5,327,819

	Telecommunication Services - 2.1%
5,073	Atlantic Tele-Network, Inc.	358,864
21,457	Level 3 Communications, Inc.(b)	1,083,578
11,456	Telephone & Data Systems, Inc.	336,921
24,078	Verizon Communications, Inc.	1,126,610
72,987	Vonage Holdings Corp.(b)	466,387

		3,372,360

	Utilities - 2.7%
43,026	Duke Energy Corp.	3,193,390
9,130	Entergy Corp.	648,413
18,669	UGI Corp.	682,165

		4,523,968

	Total Common Stocks and Other Equity Interests (Cost $155,719,465)	164,646,134

Schedule of Investments(a)

	Money Market Fund - 0.1%
94,088	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $94,088)	$94,088

	Total Investments (Cost $155,813,553)(d)-100.1%	164,740,222
	Other assets less liabilities-(0.1)%	(108,455)

	Net Assets-100.0%	$164,631,767

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $156,115,899. The net unrealized appreciation was $8,624,323, which consisted of aggregate gross unrealized appreciation of $15,232,025 and aggregate gross unrealized depreciation of $6,607,702.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 11.5%
25,634	Aaron’s, Inc.	$947,945
46,264	Abercrombie & Fitch Co., Class A(b)	929,444
9,190	Advance Auto Parts, Inc.	1,600,990
23,231	Amazon.com, Inc.(c)	12,455,301
92,233	American Eagle Outfitters, Inc.	1,637,136
16,193	ANN, Inc.(c)	740,830
54,558	Apollo Education Group, Inc., Class A(c)	698,888
55,116	Aramark	1,753,791
9,388	Asbury Automotive Group, Inc.(c)	828,960
60,069	Ascena Retail Group, Inc.(c)	752,064
21,939	Autoliv, Inc. (Sweden)(b)	2,307,983
30,558	AutoNation, Inc.(c)	1,904,986
4,173	AutoZone, Inc.(c)	2,925,023
30,197	Barnes & Noble, Inc.(c)	793,879
47,822	Bed Bath & Beyond, Inc.(c)	3,119,429
163,713	Best Buy Co., Inc.	5,286,293
25,590	Big Lots, Inc.	1,104,976
28,729	Bloomin’ Brands, Inc.	669,098
29,003	BorgWarner, Inc.	1,441,739
12,019	Brinker International, Inc.	719,938
11,768	Brunswick Corp.	624,763
20,648	Burlington Stores, Inc.(c)	1,136,466
12,076	Cabela’s, Inc.(c)	536,537
1,394	Cable One, Inc.(c)	578,817
80,265	Cablevision Systems Corp., Class A	2,265,078
62,427	Caesars Entertainment Corp.(b)(c)	325,245
40,244	CarMax, Inc.(c)	2,596,140
123,418	Carnival Corp.	6,576,945
91,109	CBS Corp., Class B	4,871,598
12,824	Charter Communications, Inc., Class A(b)(c)	2,383,469
32,713	Chico’s FAS, Inc.	497,892
1,527	Chipotle Mexican Grill, Inc.(c)	1,133,385
23,741	Cinemark Holdings, Inc.	936,820
59,333	Coach, Inc.	1,851,190
434,902	Comcast Corp., Class A	27,142,234
85,024	Comcast Corp., Class Special A	5,300,396
23,899	Cooper Tire & Rubber Co.	786,994
37,363	CST Brands, Inc.	1,415,310
46,834	D.R. Horton, Inc.	1,390,502
55,944	Dana Holding Corp.	1,038,321
39,780	Darden Restaurants, Inc.	2,934,173
37,866	Delphi Automotive PLC (United Kingdom)	2,956,577
16,301	DeVry Education Group, Inc.	495,224
18,203	Dick’s Sporting Goods, Inc.	927,989
8,432	Dillard’s, Inc., Class A	859,052
23,880	Discovery Communications, Inc., Class A(c)	788,518
45,625	Discovery Communications, Inc., Class C(c)	1,382,438
29,828	DISH Network Corp., Class A(c)	1,927,187
48,773	Dollar General Corp.	3,919,886
25,431	Dollar Tree, Inc.(c)	1,984,381
16,248	DSW, Inc., Class A	528,385
10,648	Expedia, Inc., Class A	1,293,093
30,779	Foot Locker, Inc.	2,171,458
1,683,148	Ford Motor Co.	24,961,085
10,052	Fossil Group, Inc.(c)	691,075
51,278	GameStop Corp., Class A(b)	2,351,096
29,052	Gannett Co., Inc.(c)	367,508
65,012	Gap, Inc. (The)	2,371,638

28,029	Garmin Ltd.	$1,174,695
627,994	General Motors Co.	19,788,091
8,861	Genesco, Inc.(c)	573,218
41,860	Gentex Corp.	673,109
38,085	Genuine Parts Co.	3,387,661
13,684	GNC Holdings, Inc., Class A	673,390
119,899	Goodyear Tire & Rubber Co. (The)	3,612,557
1,394	Graham Holdings Co., Class B	961,247
11,746	Group 1 Automotive, Inc.	1,139,010
49,717	Guess?, Inc.	1,088,305
53,276	H&R Block, Inc.	1,773,558
33,234	Hanesbrands, Inc.	1,031,251
34,581	Harley-Davidson, Inc.	2,016,072
5,980	Harman International Industries, Inc.	643,807
25,987	Hasbro, Inc.	2,046,216
51,893	Hilton Worldwide Holdings, Inc.(c)	1,393,327
195,374	Home Depot, Inc. (The)	22,864,619
66,651	International Game Technology PLC(c)	1,319,690
80,568	Interpublic Group of Cos., Inc. (The)	1,716,098
311,223	J.C. Penney Co., Inc.(b)(c)	2,564,478
27,403	Jarden Corp.(c)	1,507,165
176,336	Johnson Controls, Inc.	8,033,868
69,396	Kohl’s Corp.	4,255,363
49,027	L Brands, Inc.	3,957,459
62,761	Las Vegas Sands Corp.	3,517,126
23,913	Lear Corp.	2,488,626
32,871	Leggett & Platt, Inc.	1,571,563
22,236	Lennar Corp., Class A	1,179,397
38,663	Liberty Global PLC, Series A (United Kingdom)(c)	2,028,261
107,020	Liberty Global PLC, Series C (United Kingdom)(c)	5,258,963
1,933	Liberty Global PLC LiLAC, Series A (United Kingdom)(c)	82,655
5,246	Liberty Global PLC LiLAC, Series C (United Kingdom)(c)	223,217
115,437	Liberty Interactive Corp. QVC Group, Class A(c)	3,353,445
23,912	Liberty Media Corp., Class A(c)	903,874
48,221	Liberty Media Corp., Class C(c)	1,817,932
44,220	Live Nation Entertainment, Inc.(c)	1,159,448
44,197	LKQ Corp.(c)	1,390,438
176,651	Lowe’s Cos., Inc.	12,252,513
103,706	Macy’s, Inc.	7,161,936
20,418	Marriott International, Inc., Class A	1,482,551
134,282	Mattel, Inc.	3,116,685
231,748	McDonald’s Corp.	23,142,355
12,177	Men’s Wearhouse, Inc. (The)	724,775
105,120	MGM Resorts International(c)	2,062,454
13,786	Michael Kors Holdings Ltd.(c)	578,874
10,387	Mohawk Industries, Inc.(c)	2,093,915
38,117	Murphy USA, Inc.(c)	2,087,287
13,006	Netflix, Inc.(c)	1,486,716
44,419	Newell Rubbermaid, Inc.	1,922,454
145,303	News Corp., Class A(c)	2,140,313
40,795	News Corp., Class B(c)	582,145
62,281	NIKE, Inc., Class B	7,176,017
30,114	Nordstrom, Inc.	2,297,999
679	NVR, Inc.(c)	1,011,737
218,847	Office Depot, Inc.(c)	1,750,776
59,340	Omnicom Group, Inc.	4,336,567
10,005	O’Reilly Automotive, Inc.(c)	2,404,302
9,911	Outerwall, Inc.(b)	701,897
4,021	Panera Bread Co., Class A(c)	820,767
18,704	Penske Automotive Group, Inc.	1,010,016
5,566	Polaris Industries, Inc.	762,876
2,711	Priceline Group, Inc. (The)(c)	3,371,318
45,140	PulteGroup, Inc.	935,301
14,161	PVH Corp.	1,643,242
12,098	Ralph Lauren Corp., Class A	1,523,017
29,921	Regal Entertainment Group, Class A(b)	616,373
42,358	Rent-A-Center, Inc.	1,134,771
48,683	Ross Stores, Inc.	2,587,988

Schedule of Investments(a)

29,724	Royal Caribbean Cruises Ltd.	$2,670,701
24,332	Sally Beauty Holdings, Inc.(c)	724,850
10,601	Scripps Networks Interactive, Inc., Class A	663,411
59,289	Sears Holdings Corp.(b)(c)	1,277,678
36,989	SeaWorld Entertainment, Inc.	641,389
38,083	Service Corp. International	1,161,912
10,251	Signet Jewelers Ltd.	1,242,626
197,592	Sirius XM Holdings, Inc.(c)	782,464
12,939	Six Flags Entertainment Corp.	603,475
29,812	Sonic Automotive, Inc., Class A	694,322
350,951	Staples, Inc.	5,162,489
101,983	Starbucks Corp.	5,907,875
27,970	Starwood Hotels & Resorts Worldwide, Inc.	2,222,496
228,574	Target Corp.	18,708,782
58,104	TEGNA, Inc.	1,692,570
25,595	Tenneco, Inc.(c)	1,274,887
18,090	Tiffany & Co.	1,731,213
124,811	Time Warner Cable, Inc.	23,715,338
232,165	Time Warner, Inc.	20,439,807
77,419	Time, Inc.	1,727,992
93,859	TJX Cos., Inc. (The)	6,553,235
23,018	Toll Brothers, Inc.(c)	895,861
6,263	TopBuild Corp.(c)	180,124
8,970	Tractor Supply Co.	829,904
10,670	Tupperware Brands Corp.	623,875
155,121	Twenty-First Century Fox, Inc., Class A	5,350,123
47,954	Twenty-First Century Fox, Inc., Class B	1,607,418
21,568	Urban Outfitters, Inc.(c)	703,548
42,921	VF Corp.	3,308,780
76,383	Viacom, Inc., Class B	4,353,831
19,950	Visteon Corp.(c)	1,985,624
199,866	Walt Disney Co. (The)	23,983,920
65,259	Wendy’s Co. (The)	669,557
19,724	Whirlpool Corp.	3,505,547
11,631	Williams-Sonoma, Inc.	984,681
18,690	Wyndham Worldwide Corp.	1,542,299
23,405	Wynn Resorts Ltd.	2,416,098
68,490	Yum! Brands, Inc.	6,010,682

		525,558,078

	Consumer Staples - 9.6%
356,655	Altria Group, Inc.	19,394,899
15,226	Andersons, Inc. (The)	567,930
311,385	Archer-Daniels-Midland Co.	14,765,877
373,173	Avon Products, Inc.	2,115,891
18,125	Brown-Forman Corp., Class B	1,964,931
104,870	Bunge Ltd.	8,373,870
42,027	Campbell Soup Co.	2,072,351
11,750	Casey’s General Stores, Inc.	1,201,026
16,177	Church & Dwight Co., Inc.	1,396,560
22,771	Clorox Co. (The)	2,548,986
776,028	Coca-Cola Co. (The)	31,879,230
55,206	Coca-Cola Enterprises, Inc.	2,819,923
133,504	Colgate-Palmolive Co.	9,080,942
143,220	ConAgra Foods, Inc.	6,310,273
17,021	Constellation Brands, Inc., Class A	2,042,860
115,675	Costco Wholesale Corp.	16,807,578
249,580	CVS Health Corp.	28,070,263
45,283	Darling Ingredients, Inc.(c)	581,887
60,496	Dean Foods Co.	1,076,829
33,895	Dr Pepper Snapple Group, Inc.	2,719,057
10,728	Edgewell Personal Care Co.	1,026,777
10,728	Energizer Holdings, Inc.(c)	413,135
21,749	Estee Lauder Cos., Inc. (The), Class A	1,938,053
37,974	Flowers Foods, Inc.	822,517
153,713	General Mills, Inc.	8,947,634
34,902	Herbalife Ltd.(b)(c)	1,762,202
19,996	Hershey Co. (The)	1,857,428
21,461	Hormel Foods Corp.	1,270,706
17,881	Ingredion, Inc.	1,577,104
24,118	J.M. Smucker Co. (The)	2,693,739
63,346	Kellogg Co.	4,191,605
8,351	Keurig Green Mountain, Inc.	626,659

84,061	Kimberly-Clark Corp.	$9,664,493
98,011	Kraft Heinz Co. (The)	7,788,934
353,433	Kroger Co. (The)	13,868,711
20,405	McCormick & Co., Inc.	1,673,414
17,202	Mead Johnson Nutrition Co.	1,520,485
30,945	Molson Coors Brewing Co., Class B	2,201,427
437,847	Mondelez International, Inc., Class A	19,760,035
5,663	Monster Beverage Corp.(c)	869,554
11,324	Nu Skin Enterprises, Inc., Class A	448,997
301,999	PepsiCo, Inc.	29,097,604
383,094	Philip Morris International, Inc.	32,766,030
16,631	Pinnacle Foods, Inc.	747,563
616,399	Procter & Gamble Co. (The)	47,277,803
63,678	Reynolds American, Inc.	5,462,936
396,822	Rite Aid Corp.(c)	3,535,684
266,891	SUPERVALU, Inc.(c)	2,460,735
226,045	Sysco Corp.	8,207,694
8,890	TreeHouse Foods, Inc.(c)	728,624
110,109	Tyson Foods, Inc., Class A	4,883,334
10,870	United Natural Foods, Inc.(c)	494,911
16,926	Universal Corp.	965,628
167,634	Walgreens Boots Alliance, Inc.	16,198,473
595,054	Wal-Mart Stores, Inc.	42,831,987
16,275	WhiteWave Foods Co. (The)(c)	840,116
50,681	Whole Foods Market, Inc.	1,844,788

		439,058,682

	Energy - 10.8%
102,489	Anadarko Petroleum Corp.	7,620,057
182,860	Apache Corp.	8,385,960
822,236	Arch Coal, Inc.(c)	148,085
25,974	Atwood Oceanics, Inc.	540,259
120,315	Baker Hughes, Inc.	6,996,317
50,562	Bill Barrett Corp.(b)(c)	287,192
32,125	Cabot Oil & Gas Corp.	840,390
532,422	California Resources Corp.	2,252,145
68,550	Cameron International Corp.(c)	3,459,033
243,036	Chesapeake Energy Corp.(b)	2,104,692
891,477	Chevron Corp.	78,877,885
12,452	Cimarex Energy Co.	1,296,502
82,491	Cloud Peak Energy, Inc.(b)(c)	262,321
81,873	Columbia Pipeline Group, Inc.	2,389,054
13,557	Concho Resources, Inc.(c)	1,444,634
578,329	ConocoPhillips	29,113,082
68,486	CONSOL Energy, Inc.	1,131,389
115,290	Cosan Ltd., Class A (Brazil)	541,863
29,192	Delek US Holdings, Inc.	1,041,279
254,154	Denbury Resources, Inc.(b)	1,001,367
121,173	Devon Energy Corp.	5,988,370
70,067	Diamond Offshore Drilling, Inc.(b)	1,537,971
18,314	Energen Corp.	1,010,933
141,997	Energy XXI Ltd.(b)	251,335
150,073	Ensco PLC, Class A	2,488,210
69,283	EOG Resources, Inc.	5,347,955
20,923	EQT Corp.	1,607,933
28,446	Exterran Holdings, Inc.	705,176
1,585,227	Exxon Mobil Corp.	125,565,831
45,411	FMC Technologies, Inc.(c)	1,487,664
22,262	Golar LNG Ltd. (Bermuda)(b)	958,824
210,386	Halliburton Co.	8,792,031
37,627	Helix Energy Solutions Group, Inc.(c)	314,938
25,092	Helmerich & Payne, Inc.	1,448,812
136,521	Hess Corp.	8,056,104
109,552	HollyFrontier Corp.	5,286,979
337,258	Key Energy Services, Inc.(c)	306,938
188,202	Kinder Morgan, Inc.	6,519,317
372,490	Marathon Oil Corp.	7,826,015
227,962	Marathon Petroleum Corp.	12,462,683
325,735	McDermott International, Inc.(c)	1,433,234
100,577	Murphy Oil Corp.	3,297,920
184,455	Nabors Industries Ltd.	2,141,523
143,436	National Oilwell Varco, Inc.	6,042,959
54,832	Newfield Exploration Co.(c)	1,797,941
155,804	Noble Corp. PLC(b)	1,861,858

Schedule of Investments(a)

72,779	Noble Energy, Inc.	$2,564,004
263,465	Occidental Petroleum Corp.	18,495,243
19,148	Oceaneering International, Inc.	766,303
19,731	Oil States International, Inc.(c)	594,100
65,131	ONEOK, Inc.	2,461,300
262,089	Paragon Offshore PLC(b)	195,256
69,348	Patterson-UTI Energy, Inc.	1,143,202
42,533	PBF Energy, Inc., Class A	1,342,767
343,229	Peabody Energy Corp.(b)	411,875
271,240	Phillips 66	21,563,580
13,038	Pioneer Natural Resources Co.	1,652,827
70,201	QEP Resources, Inc.	974,390
19,844	Range Resources Corp.	780,663
69,011	Rowan Cos. PLC, Class A	1,189,060
314,469	SandRidge Energy, Inc.(b)(c)	162,580
244,431	Schlumberger Ltd.	20,243,775
9,825	SEACOR Holdings, Inc.(c)	620,645
146,149	Seventy Seven Energy, Inc.(c)	455,985
18,148	SM Energy Co.	672,746
69,715	Southwestern Energy Co.(c)	1,296,699
174,828	Spectra Energy Corp.	5,290,295
37,797	Stone Energy Corp.(c)	218,845
78,519	Superior Energy Services, Inc.	1,334,823
7,619	Targa Resources Corp.	673,901
13,543	Teekay Corp. (Bermuda)	484,975
46,361	Tesoro Corp.	4,512,780
30,126	Tidewater, Inc.(b)	588,361
27,420	Unit Corp.(c)	540,997
279,510	Valero Energy Corp.	18,335,856
423,208	Weatherford International PLC(c)	4,519,861
24,787	Western Refining, Inc.	1,094,594
48,081	Whiting Petroleum Corp.(c)	985,180
104,251	Williams Cos., Inc. (The)	5,471,092
54,637	World Fuel Services Corp.	2,220,994
134,579	WPX Energy, Inc.(c)	1,170,837

		489,303,351

	Financials - 22.7%
93,747	ACE Ltd.	10,196,861
5,210	Affiliated Managers Group, Inc.(c)	1,083,159
146,774	Aflac, Inc.	9,400,875
12,632	Alexandria Real Estate Equities, Inc. REIT	1,171,113
3,703	Alleghany Corp.(c)	1,800,139
32,152	Allied World Assurance Co. Holdings AG	1,358,744
141,676	Allstate Corp. (The)	9,768,560
372,435	Ally Financial, Inc.(c)	8,480,345
33,202	Ambac Financial Group, Inc.(c)	532,560
21,996	American Campus Communities, Inc. REIT	820,891
148,245	American Capital Agency Corp. REIT	2,855,199
22,706	American Equity Investment Life Holding Co.	670,735
174,216	American Express Co.	13,250,869
29,941	American Financial Group, Inc.	2,064,432
628,978	American International Group, Inc.	40,330,069
24,030	American Tower Corp. REIT	2,285,493
32,767	Ameriprise Financial, Inc.	4,117,829
589,326	Annaly Capital Management, Inc. REIT	5,863,794
43,504	Aon PLC	4,383,898
17,043	Apartment Investment & Management Co., Class A REIT	666,040
34,197	Arch Capital Group Ltd.(c)	2,440,298
29,740	Arthur J. Gallagher & Co.	1,410,568
22,752	Aspen Insurance Holdings Ltd.	1,094,144
47,251	Associated Banc-Corp.	931,317
42,882	Assurant, Inc.	3,198,997
49,360	Assured Guaranty Ltd.	1,207,346
16,930	AvalonBay Communities, Inc. REIT	2,917,716
36,793	Axis Capital Holdings Ltd.	2,117,805
4,099,144	Bank of America Corp.	73,292,695
11,814	Bank of Hawaii Corp.	797,091
295,170	Bank of New York Mellon Corp. (The)	12,810,378
20,432	BankUnited, Inc.	746,177
235,010	BB&T Corp.	9,463,853

451,764	Berkshire Hathaway, Inc., Class B(c)	$64,484,793
45,767	BioMed Realty Trust, Inc. REIT	985,821
21,273	BlackRock, Inc.	7,154,535
22,285	Boston Properties, Inc. REIT	2,747,295
47,948	Brandywine Realty Trust REIT	660,244
24,012	Brixmor Property Group, Inc. REIT	587,574
21,988	Brown & Brown, Inc.	735,499
16,858	Camden Property Trust REIT	1,342,403
173,622	Capital One Financial Corp.	14,115,469
65,109	Capitol Federal Financial, Inc.	782,610
44,447	CBL & Associates Properties, Inc. REIT	726,264
41,810	CBRE Group, Inc., Class A(c)	1,587,526
120,910	Charles Schwab Corp. (The)	4,217,341
72,412	Chimera Investment Corp. REIT	1,030,423
76,044	Chubb Corp. (The)	9,454,550
45,960	Cincinnati Financial Corp.	2,537,452
73,839	CIT Group, Inc.	3,473,387
1,203,347	Citigroup, Inc.	70,347,666
56,213	Citizens Financial Group, Inc.	1,465,473
8,778	City National Corp.	789,230
75,143	CME Group, Inc., Class A	7,216,734
93,626	CNO Financial Group, Inc.	1,670,288
48,805	Columbia Property Trust, Inc. REIT	1,179,129
50,328	Comerica, Inc.	2,387,057
26,162	Commerce Bancshares, Inc.	1,231,969
100,825	Communications Sales & Leasing, Inc. REIT	2,102,201
23,520	Corporate Office Properties Trust REIT	544,018
34,623	Corrections Corp. of America REIT	1,217,691
30,423	Crown Castle International Corp. REIT	2,491,948
14,303	Cullen/Frost Bankers, Inc.	1,036,252
16,339	DCT Industrial Trust, Inc. REIT	567,944
48,543	DDR Corp. REIT	791,251
41,022	DiamondRock Hospitality Co. REIT	517,287
27,576	Digital Realty Trust, Inc. REIT	1,772,309
97,915	Discover Financial Services	5,464,636
24,386	Douglas Emmett, Inc. REIT	714,754
62,482	Duke Realty Corp. REIT	1,260,262
73,504	E*TRADE Financial Corp.(c)	2,088,984
22,669	East West Bancorp, Inc.	1,014,664
20,355	Eaton Vance Corp.	780,818
14,944	Endurance Specialty Holdings Ltd. (Bermuda)	1,038,459
11,067	EPR Properties REIT	632,147
5,400	Equinix, Inc. REIT	1,506,114
50,853	Equity Commonwealth REIT(c)	1,332,349
54,472	Equity Residential REIT	4,075,050
4,551	Essex Property Trust, Inc. REIT	1,023,565
14,763	Everest Re Group Ltd.	2,703,401
9,684	Extra Space Storage, Inc. REIT	711,968
49,391	F.N.B. Corp.	681,102
7,799	Federal Realty Investment Trust REIT	1,066,825
25,308	Federated Investors, Inc., Class B	853,133
308,590	Fifth Third Bancorp	6,501,991
33,513	First American Financial Corp.	1,359,958
49,495	First Horizon National Corp.	784,496
171,072	First Niagara Financial Group, Inc.	1,661,109
17,709	First Republic Bank	1,129,657
51,423	FirstMerit Corp.	963,667
65,561	FNF Group	2,562,779
75,409	Franklin Resources, Inc.	3,434,880
64,299	Fulton Financial Corp.	833,315
68,577	General Growth Properties, Inc. REIT	1,861,180
707,963	Genworth Financial, Inc., Class A(c)	4,962,821
14,250	Geo Group, Inc. (The) REIT	537,937
138,330	Goldman Sachs Group, Inc. (The)	28,367,333
28,543	Hancock Holding Co.	834,026
16,293	Hanover Insurance Group, Inc. (The)	1,317,289
212,818	Hartford Financial Services Group, Inc. (The)	10,119,496
47,261	Hatteras Financial Corp. REIT	768,464
24,369	HCC Insurance Holdings, Inc.	1,880,312
99,977	HCP, Inc. REIT	3,863,111

Schedule of Investments(a)

50,124	Health Care REIT, Inc. REIT	$3,477,102
21,305	Healthcare Realty Trust, Inc. REIT	512,172
19,123	Highwoods Properties, Inc. REIT	809,477
12,864	Home Properties, Inc. REIT	948,077
50,120	Hospitality Properties Trust REIT	1,374,290
127,002	Host Hotels & Resorts, Inc. REIT	2,461,299
179,256	Hudson City Bancorp, Inc.	1,848,129
186,981	Huntington Bancshares, Inc.	2,182,068
10,768	Intercontinental Exchange, Inc.	2,455,535
81,434	Invesco Ltd.(d)	3,143,352
59,315	Invesco Mortgage Capital, Inc. REIT(d)	854,729
50,963	Iron Mountain, Inc. REIT	1,531,438
5,994	Jones Lang LaSalle, Inc.	1,067,172
1,382,962	JPMorgan Chase & Co.	94,774,386
20,299	Kemper Corp.	785,977
256,073	KeyCorp	3,800,123
10,888	Kilroy Realty Corp. REIT	771,415
69,466	Kimco Realty Corp. REIT	1,716,505
11,306	Lamar Advertising Co., Class A REIT	678,925
14,856	LaSalle Hotel Properties REIT	494,259
21,135	Legg Mason, Inc.	1,042,801
100,008	Leucadia National Corp.	2,352,188
61,269	Lexington Realty Trust REIT	526,913
38,587	Liberty Property Trust REIT	1,313,116
73,259	Lincoln National Corp.	4,125,947
134,247	Loews Corp.	5,116,153
17,070	LPL Financial Holdings, Inc.(b)	804,850
33,333	M&T Bank Corp.	4,371,623
20,823	Macerich Co. (The) REIT	1,648,349
53,458	Mack-Cali Realty Corp. REIT	1,114,065
2,671	Markel Corp.(c)	2,376,522
96,677	Marsh & McLennan Cos., Inc.	5,601,465
94,829	MBIA, Inc.(c)	564,233
33,996	McGraw Hill Financial, Inc.	3,459,093
11,882	Mercury General Corp.	670,739
347,900	MetLife, Inc.	19,391,946
146,121	MFA Financial, Inc. REIT	1,100,291
13,511	Mid-America Apartment Communities, Inc. REIT	1,085,474
15,384	Moody’s Corp.	1,698,855
350,969	Morgan Stanley	13,631,636
12,758	MSCI, Inc.	869,585
32,483	NASDAQ OMX Group, Inc. (The)	1,657,607
20,165	National Retail Properties, Inc. REIT	749,533
48,320	New Residential Investment Corp. REIT	758,141
199,124	New York Community Bancorp, Inc.(b)	3,789,330
53,635	Northern Trust Corp.	4,102,541
37,779	NorthStar Realty Finance Corp. REIT	604,464
69,441	Ocwen Financial Corp.(b)(c)	585,388
110,154	Old Republic International Corp.	1,842,876
16,852	OMEGA Healthcare Investors, Inc. REIT	611,053
35,941	Outfront Media, Inc. REIT	903,197
23,834	PartnerRe Ltd.	3,240,471
28,996	PennyMac Mortgage Investment Trust REIT	514,969
128,238	People’s United Financial, Inc.	2,086,432
73,508	PHH Corp.(c)	1,834,760
65,622	Piedmont Office Realty Trust, Inc., Class A REIT	1,194,977
40,633	Plum Creek Timber Co., Inc. REIT	1,665,953
160,568	PNC Financial Services Group, Inc. (The)	15,764,566
44,926	Popular, Inc.(c)	1,375,634
12,755	Primerica, Inc.	576,909
80,642	Principal Financial Group, Inc.	4,476,437
19,135	ProAssurance Corp.	924,029
214,619	Progressive Corp. (The)	6,545,879
90,096	Prologis, Inc. REIT	3,658,799
14,251	Prosperity Bancshares, Inc.	777,962
191,139	Prudential Financial, Inc.	16,889,042
15,744	Public Storage REIT	3,230,354
21,757	Raymond James Financial, Inc.	1,283,663
41,177	Rayonier, Inc. REIT	1,012,954
31,263	Realogy Holdings Corp.(c)	1,423,092

28,371	Realty Income Corp. REIT	$1,370,036
14,637	Regency Centers Corp. REIT	936,329
523,119	Regions Financial Corp.	5,435,206
28,847	Reinsurance Group of America, Inc.	2,784,312
12,107	RenaissanceRe Holdings Ltd.	1,299,081
62,999	Retail Properties of America, Inc., Class A REIT	917,265
12,865	RLI Corp.	710,534
22,751	RLJ Lodging Trust REIT	678,662
10,603	Ryman Hospitality Properties, Inc. REIT	606,280
41,509	Santander Consumer USA Holdings, Inc.(c)	1,003,688
53,721	Senior Housing Properties Trust REIT	927,762
5,671	Signature Bank(c)	825,641
34,186	Simon Property Group, Inc. REIT	6,400,303
12,485	SL Green Realty Corp. REIT	1,437,523
391,604	SLM Corp.(c)	3,575,344
54,142	Spirit Realty Capital, Inc. REIT	549,541
16,002	StanCorp Financial Group, Inc.	1,824,548
49,475	Starwood Property Trust, Inc. REIT	1,076,576
90,067	State Street Corp.	6,895,529
13,918	Stifel Financial Corp.(c)	764,794
169,851	SunTrust Banks, Inc.	7,531,193
55,953	Susquehanna Bancshares, Inc.	794,533
7,228	SVB Financial Group(c)	1,034,327
42,386	Symetra Financial Corp.	1,061,345
36,035	Synchrony Financial(b)(c)	1,238,163
33,344	Synovus Financial Corp.	1,051,003
39,533	T. Rowe Price Group, Inc.	3,049,180
8,348	Taubman Centers, Inc. REIT	624,430
47,008	TCF Financial Corp.	773,752
25,015	TD Ameritrade Holding Corp.	918,801
34,056	Torchmark Corp.	2,098,190
139,464	Travelers Cos., Inc. (The)	14,799,920
97,475	Two Harbors Investment Corp. REIT	996,194
400,091	U.S. Bancorp	18,088,114
41,410	UDR, Inc. REIT	1,400,072
113,375	Unum Group	4,063,360
33,224	Validus Holdings Ltd.	1,539,932
95,006	Valley National Bancorp	942,459
55,515	Ventas, Inc. REIT	3,724,501
30,369	Vornado Realty Trust REIT	2,962,496
73,641	Voya Financial, Inc.	3,457,445
32,425	W.R. Berkley Corp.	1,806,721
14,815	Waddell & Reed Financial, Inc., Class A	665,342
31,838	Washington Federal, Inc.	741,189
20,117	Webster Financial Corp.	777,723
21,824	Weingarten Realty Investors REIT	767,768
1,291,780	Wells Fargo & Co.	74,755,309
179,765	Weyerhaeuser Co. REIT	5,516,988
39,825	Willis Group Holdings PLC	1,851,464
9,445	WP Carey, Inc. REIT	577,940
94,708	XL Group PLC	3,600,798
61,691	Zions Bancorporation	1,924,142

		1,035,960,709

	Health Care - 11.0%
273,170	Abbott Laboratories	13,846,987
146,844	AbbVie, Inc.	10,280,548
89,488	Aetna, Inc.	10,109,459
39,390	Agilent Technologies, Inc.	1,613,021
15,312	Alere, Inc.(c)	744,316
4,714	Alexion Pharmaceuticals, Inc.(c)	930,732
15,164	Allergan PLC(c)	5,021,559
81,637	Allscripts Healthcare Solutions, Inc.(c)	1,180,471
96,728	AmerisourceBergen Corp.	10,228,986
74,160	Amgen, Inc.	13,095,914
103,399	Anthem, Inc.	15,951,364
117,334	Baxalta, Inc.(c)	3,852,075
119,990	Baxter International, Inc.	4,809,199
29,973	Becton, Dickinson and Co.	4,560,392
10,821	Biogen, Inc.(c)	3,449,518
5,379	Bio-Rad Laboratories, Inc., Class A(c)	810,831
146,662	Boston Scientific Corp.(c)	2,543,119
275,439	Bristol-Myers Squibb Co.	18,079,816

Schedule of Investments(a)

23,010	Brookdale Senior Living, Inc.(c)	$762,321
8,135	C.R. Bard, Inc.	1,599,748
156,099	Cardinal Health, Inc.	13,265,293
25,958	Celgene Corp.(c)	3,406,988
20,761	Centene Corp.(c)	1,455,969
18,093	Cerner Corp.(c)	1,297,630
48,056	Cigna Corp.	6,922,947
61,549	Community Health Systems, Inc.(c)	3,601,232
4,451	Cooper Cos., Inc. (The)	787,827
45,628	DaVita HealthCare Partners, Inc.(c)	3,605,981
20,769	DENTSPLY International, Inc.	1,181,964
6,834	Edwards Lifesciences Corp.(c)	1,039,861
228,289	Eli Lilly & Co.	19,292,703
7,818	Endo International PLC(c)	684,388
20,188	Envision Healthcare Holdings, Inc.(c)	904,422
187,123	Express Scripts Holding Co.(c)	16,854,169
69,810	Gilead Sciences, Inc.	8,227,807
19,599	Halyard Health, Inc.(c)	798,463
157,283	HCA Holdings, Inc.(c)	14,628,892
40,258	Health Net, Inc.(c)	2,691,650
12,976	HealthSouth Corp.	593,003
16,093	Henry Schein, Inc.(c)	2,381,442
20,955	Hologic, Inc.(c)	872,985
17,988	Hospira, Inc.(c)	1,609,027
43,320	Humana, Inc.	7,888,139
3,281	Illumina, Inc.(c)	719,523
3,071	Intuitive Surgical, Inc.(c)	1,637,365
558,608	Johnson & Johnson	55,978,108
43,295	Kindred Healthcare, Inc.	893,176
18,594	Laboratory Corp. of America Holdings(c)	2,366,830
17,218	LifePoint Health, Inc.(c)	1,426,684
13,839	Magellan Health, Inc.(c)	838,505
7,037	Mallinckrodt PLC(c)	872,307
71,655	McKesson Corp.	15,804,943
14,463	MEDNAX, Inc.(c)	1,224,148
153,172	Medtronic PLC	12,007,153
658,449	Merck & Co., Inc.	38,822,153
2,375	Mettler-Toledo International, Inc.(c)	801,800
10,394	Molina Healthcare, Inc.(c)	784,019
45,731	Mylan NV(c)	2,560,479
19,052	Omnicare, Inc.	1,845,186
37,098	Owens & Minor, Inc.	1,304,366
17,355	Patterson Cos., Inc.	870,527
83,527	PDL BioPharma, Inc.(b)	486,127
17,444	PerkinElmer, Inc.	923,137
6,836	Perrigo Co. PLC	1,313,879
1,626,875	Pfizer, Inc.	58,665,113
39,267	Quest Diagnostics, Inc.	2,898,297
17,473	Quintiles Transnational Holdings, Inc.(c)	1,340,529
10,198	ResMed, Inc.	590,974
41,861	St. Jude Medical, Inc.	3,090,179
10,937	STERIS Corp.	756,075
36,953	Stryker Corp.	3,779,183
7,000	Teleflex, Inc.	937,930
53,441	Tenet Healthcare Corp.(c)	3,008,728
43,048	Thermo Fisher Scientific, Inc.	6,006,487
3,896	United Therapeutics Corp.(c)	659,827
209,904	UnitedHealth Group, Inc.	25,482,346
16,548	Universal Health Services, Inc., Class B	2,403,266
13,294	Varian Medical Systems, Inc.(c)	1,144,215
11,323	VCA, Inc.(c)	696,704
8,394	Waters Corp.(c)	1,120,515
16,818	WellCare Health Plans, Inc.(c)	1,358,894
20,740	Zimmer Biomet Holdings, Inc.	2,158,412
35,598	Zoetis, Inc.	1,743,590

		498,784,837

	Industrials - 10.4%
98,402	3M Co.	14,892,159
24,270	ABM Industries, Inc.	799,939
51,055	ADT Corp. (The)(b)	1,762,929
55,264	AECOM(c)	1,703,789
40,514	AGCO Corp.	2,228,675
10,327	Allegion PLC	652,873

26,886	Allison Transmission Holdings, Inc.	$784,533
20,260	American Airlines Group, Inc.	812,426
26,657	AMETEK, Inc.	1,414,154
39,401	Armstrong World Industries, Inc.(c)	2,304,958
44,525	Avis Budget Group, Inc.(c)	1,933,721
15,121	B/E Aerospace, Inc.	736,544
12,589	Babcock & Wilcox Enterprises, Inc.(c)	248,255
117,148	Boeing Co. (The)	16,889,227
27,842	Brink’s Co. (The)	869,506
25,176	BWX Technologies, Inc.	618,323
33,309	C.H. Robinson Worldwide, Inc.	2,336,626
10,348	Carlisle Cos., Inc.	1,047,838
222,141	Caterpillar, Inc.	17,466,947
33,141	Chicago Bridge & Iron Co. NV(b)	1,761,113
15,441	Cintas Corp.	1,320,206
225,022	Civeo Corp.	481,547
14,710	Clean Harbors, Inc.(c)	728,439
16,469	Colfax Corp.(c)	628,128
21,841	Con-way, Inc.	847,212
34,203	Covanta Holding Corp.	675,167
9,886	Crane Co.	525,935
206,783	CSX Corp.	6,468,172
37,844	Cummins, Inc.	4,901,933
9,836	Curtiss-Wright Corp.	662,651
72,790	Danaher Corp.	6,664,652
112,864	Deere & Co.	10,673,548
40,464	Delta Air Lines, Inc.	1,794,174
9,907	Deluxe Corp.	638,308
20,099	Donaldson Co., Inc.	675,326
37,734	Dover Corp.	2,417,617
933,768	DryShips, Inc. (Greece)(c)	491,909
5,823	Dun & Bradstreet Corp. (The)	726,536
106,222	Eaton Corp. PLC	6,434,929
21,231	EMCOR Group, Inc.	1,015,479
192,180	Emerson Electric Co.	9,945,315
9,028	EnerSys	563,799
13,285	Equifax, Inc.	1,356,797
20,987	Essendant, Inc.	772,741
7,343	Esterline Technologies Corp.(c)	651,030
37,007	Expeditors International of Washington, Inc.	1,734,518
42,354	Fastenal Co.(b)	1,772,938
55,540	FedEx Corp.	9,520,667
24,546	Flowserve Corp.	1,153,417
73,285	Fluor Corp.	3,426,074
20,684	Fortune Brands Home & Security, Inc.	987,661
16,206	FTI Consulting, Inc.(c)	663,150
11,843	GATX Corp.	628,153
18,719	Generac Holdings, Inc.(c)	656,475
91,226	General Cable Corp.	1,488,808
73,569	General Dynamics Corp.	10,969,874
3,092,380	General Electric Co.	80,711,118
8,404	Genesee & Wyoming, Inc., Class A(c)	598,533
50,073	Harsco Corp.	688,003
40,959	HD Supply Holdings, Inc.(c)	1,466,332
202,953	Hertz Global Holdings, Inc.(c)	3,448,171
13,460	Hexcel Corp.	698,439
131,048	Honeywell International, Inc.	13,766,592
9,577	Hubbell, Inc., Class B	999,935
8,893	Huntington Ingalls Industries, Inc.	1,044,127
10,997	IDEX Corp.	836,102
6,818	IHS, Inc., Class A(c)	852,455
69,788	Illinois Tool Works, Inc.	6,243,932
54,181	Ingersoll-Rand PLC	3,326,713
14,542	ITT Corp.	552,596
11,830	J.B. Hunt Transport Services, Inc.	995,140
69,059	Jacobs Engineering Group, Inc.(c)	2,908,765
40,483	Joy Global, Inc.	1,069,156
11,357	Kansas City Southern	1,126,501
21,915	KAR Auction Services, Inc.	853,151
104,050	KBR, Inc.	1,817,754
24,959	Kennametal, Inc.	790,951
12,719	Kirby Corp.(c)	920,983

Schedule of Investments(a)

23,178	KLX, Inc.(c)	$910,432
32,026	L-3 Communications Holdings, Inc.	3,697,722
10,393	Lincoln Electric Holdings, Inc.	629,296
66,432	Lockheed Martin Corp.	13,758,067
29,914	Manitowoc Co., Inc. (The)	528,580
38,731	Manpowergroup, Inc.	3,504,381
56,377	Masco Corp.	1,487,789
33,128	MasTec, Inc.(c)	610,549
8,702	Moog, Inc., Class A(c)	581,816
65,446	MRC Global, Inc.(c)	840,981
9,693	MSC Industrial Direct Co., Inc., Class A	690,723
61,724	Navistar International Corp.(b)(c)	1,082,639
45,841	Nielsen NV	2,221,455
68,556	Norfolk Southern Corp.	5,781,327
51,360	Northrop Grumman Corp.	8,885,794
43,097	NOW, Inc.(b)(c)	749,888
9,968	Old Dominion Freight Line, Inc.(c)	729,159
18,519	Orbital ATK, Inc.	1,313,923
28,115	Oshkosh Corp.	1,027,322
43,328	Owens Corning	1,943,261
84,652	PACCAR, Inc.	5,488,836
11,597	Pall Corp.	1,466,441
32,984	Parker Hannifin Corp.	3,718,946
30,932	Pentair PLC (United Kingdom)	1,880,975
98,331	Pitney Bowes, Inc.	2,057,085
18,817	Precision Castparts Corp.	3,667,810
56,834	Quanta Services, Inc.(c)	1,569,755
134,361	R.R. Donnelley & Sons Co.	2,358,036
80,627	Raytheon Co.	8,795,599
10,918	Regal Beloit Corp.	758,037
99,604	Republic Services, Inc.	4,236,158
23,945	Rexnord Corp.(c)	507,634
15,691	Robert Half International, Inc.	863,476
20,587	Rockwell Automation, Inc.	2,404,150
22,037	Rockwell Collins, Inc.	1,864,771
9,615	Roper Technologies, Inc.	1,608,301
20,998	Ryder System, Inc.	1,900,739
15,435	Sensata Technologies Holding NV(c)	792,124
8,316	Snap-on, Inc.	1,370,477
20,978	Southwest Airlines Co.	759,404
24,564	Spirit Aerosystems Holdings, Inc., Class A(c)	1,382,953
14,162	SPX Corp.	926,336
37,261	Stanley Black & Decker, Inc.	3,930,663
7,118	Stericycle, Inc.(c)	1,003,424
7,519	Teledyne Technologies, Inc.(c)	779,495
39,954	Terex Corp.	885,381
60,203	Textron, Inc.	2,630,871
21,555	Timken Co. (The)	719,506
8,278	Towers Watson & Co., Class A	1,049,485
8,304	TransDigm Group, Inc.(c)	1,879,195
29,040	Trinity Industries, Inc.	849,710
16,759	Triumph Group, Inc.	902,472
25,470	Tutor Perini Corp.(c)	533,087
68,031	Tyco International PLC	2,584,498
110,831	Union Pacific Corp.	10,815,997
24,329	United Continental Holdings, Inc.(c)	1,371,912
142,421	United Parcel Service, Inc., Class B	14,578,214
17,492	United Rentals, Inc.(c)	1,171,789
189,810	United Technologies Corp.	19,039,841
50,449	UTi Worldwide, Inc.(c)	423,772
6,083	Valmont Industries, Inc.	676,612
9,717	Verisk Analytics, Inc.(c)	758,995
10,255	W.W. Grainger, Inc.	2,345,421
5,337	WABCO Holdings, Inc.(c)	658,959
18,036	Waste Connections, Inc.	904,145
124,991	Waste Management, Inc.	6,390,790
6,164	Watsco, Inc.	790,471
19,028	WESCO International, Inc.(c)	1,167,558
32,675	Xylem, Inc.	1,128,268
30,641	YRC Worldwide, Inc.(c)	591,371

		473,958,318

	Information Technology - 11.8%
94,533	Accenture PLC, Class A	$9,747,298
123,897	Activision Blizzard, Inc.	3,195,304
37,465	Adobe Systems, Inc.(c)	3,071,755
363,775	Advanced Micro Devices, Inc.(b)(c)	702,086
15,088	Akamai Technologies, Inc.(c)	1,157,400
5,122	Alliance Data Systems Corp.(c)	1,408,755
42,676	Altera Corp.	2,119,290
25,054	Amdocs Ltd.	1,469,417
70,624	Amkor Technology, Inc.(c)	311,452
27,216	Amphenol Corp., Class A	1,535,255
48,740	Analog Devices, Inc.	2,843,004
14,174	Anixter International, Inc.(c)	938,460
8,893	ANSYS, Inc.(c)	837,276
484,856	Apple, Inc.	58,813,033
176,599	Applied Materials, Inc.	3,065,759
69,899	Arrow Electronics, Inc.(c)	4,064,627
17,361	Autodesk, Inc.(c)	878,119
62,832	Automatic Data Processing, Inc.	5,012,109
12,394	Avago Technologies Ltd. (Singapore)	1,550,985
98,494	Avnet, Inc.	4,110,155
28,692	Benchmark Electronics, Inc.(c)	632,945
50,097	Booz Allen Hamilton Holding Corp., Class A	1,389,190
69,236	Broadcom Corp., Class A	3,504,034
16,554	Broadridge Financial Solutions, Inc.	898,386
77,604	Brocade Communications Systems, Inc.	796,217
78,316	CA, Inc.	2,281,737
10,131	CACI International, Inc., Class A(c)	832,059
26,039	CDW Corp.	935,581
12,957	Check Point Software Technologies Ltd. (Israel)(c)	1,046,537
853,996	Cisco Systems, Inc.	24,270,566
22,820	Citrix Systems, Inc.(c)	1,725,420
52,624	Cognizant Technology Solutions Corp., Class A(c)	3,320,574
19,507	CommScope Holding, Inc.(c)	611,935
46,232	Computer Sciences Corp.	3,024,960
18,880	CoreLogic, Inc.(c)	744,627
289,028	Corning, Inc.	5,399,043
21,658	Cree, Inc.(b)(c)	533,870
21,011	Diebold, Inc.	715,424
6,869	DST Systems, Inc.	749,751
148,150	eBay, Inc.(c)	4,165,978
12,364	EchoStar Corp., Class A(c)	573,937
17,741	Electronic Arts, Inc.(c)	1,269,369
310,253	EMC Corp.	8,342,703
6,427	F5 Networks, Inc.(c)	862,118
50,297	Facebook, Inc., Class A(c)	4,728,421
41,133	Fairchild Semiconductor International, Inc.(c)	619,463
45,097	Fidelity National Information Services, Inc.	2,950,697
25,074	First Solar, Inc.(c)	1,110,778
33,127	Fiserv, Inc.(c)	2,877,411
419,950	Flextronics International Ltd.(c)	4,623,649
23,967	FLIR Systems, Inc.	737,944
32,915	Genpact Ltd.(c)	731,042
27,789	Google, Inc., Class A(c)	18,271,267
27,763	Google, Inc., Class C(c)	17,368,810
25,372	Harris Corp.	2,104,354
707,611	Hewlett-Packard Co.	21,596,288
154,748	Ingram Micro, Inc., Class A(c)	4,213,788
28,140	Insight Enterprises, Inc.(c)	759,499
1,250,937	Intel Corp.	36,214,626
266,317	International Business Machines Corp.	43,140,691
19,618	Intuit, Inc.	2,074,996
105,163	Jabil Circuit, Inc.	2,129,551
113,971	Juniper Networks, Inc.	3,239,056
35,932	Keysight Technologies, Inc.(c)	1,097,363
29,314	KLA-Tencor Corp.	1,555,108
39,300	Knowles Corp.(b)(c)	748,665
19,316	Lam Research Corp.	1,484,821

Schedule of Investments(a)

25,841	Leidos Holdings, Inc.	$1,054,313
25,761	Lexmark International, Inc., Class A	875,616
32,129	Linear Technology Corp.	1,317,289
2,324	LinkedIn Corp., Class A(c)	472,376
89,896	Marvell Technology Group Ltd.	1,118,306
45,704	MasterCard, Inc., Class A	4,451,570
58,845	Maxim Integrated Products, Inc.	2,003,084
36,496	Microchip Technology, Inc.	1,563,489
157,734	Micron Technology, Inc.(c)	2,919,656
1,223,788	Microsoft Corp.	57,150,900
36,163	Motorola Solutions, Inc.	2,175,566
52,002	NCR Corp.(c)	1,432,135
50,210	NetApp, Inc.	1,564,041
54,450	Nuance Communications, Inc.(c)	987,178
71,632	NVIDIA Corp.	1,429,058
18,094	NXP Semiconductors NV (Netherlands)(c)	1,754,937
81,667	ON Semiconductor Corp.(c)	867,303
466,603	Oracle Corp.	18,636,124
54,510	Paychex, Inc.	2,529,264
148,150	PayPal Holdings, Inc.(c)	5,733,405
236,027	QUALCOMM, Inc.	15,197,778
9,842	Red Hat, Inc.(c)	778,305
17,238	salesforce.com, inc.(c)	1,263,545
32,331	SanDisk Corp.	1,949,236
55,394	Sanmina Corp.(c)	1,222,546
11,310	Science Applications International Corp.	607,121
62,211	Seagate Technology PLC	3,147,877
10,317	Skyworks Solutions, Inc.	987,027
130,128	Symantec Corp.	2,959,111
16,545	SYNNEX Corp.	1,251,298
23,233	Synopsys, Inc.(c)	1,181,166
73,402	TE Connectivity Ltd. (Switzerland)	4,471,650
46,539	Tech Data Corp.(c)	2,714,620
26,473	Teradata Corp.(c)	982,413
44,534	Teradyne, Inc.	857,725
148,170	Texas Instruments, Inc.	7,405,537
22,991	Total System Services, Inc.	1,062,644
35,509	Trimble Navigation Ltd.(c)	820,258
43,621	Unisys Corp.(c)	692,265
18,505	Vantiv, Inc., Class A(c)	814,220
11,716	VeriSign, Inc.(b)(c)	831,133
120,261	Visa, Inc., Class A	9,060,464
68,094	Vishay Intertechnology, Inc.	781,719
32,246	Western Digital Corp.	2,775,091
126,336	Western Union Co. (The)	2,557,041
481,798	Xerox Corp.	5,309,414
46,649	Xilinx, Inc.	1,947,596
99,815	Yahoo!, Inc.(c)	3,660,216

		537,161,414

	Materials - 3.5%
34,545	Air Products & Chemicals, Inc.	4,923,008
10,744	Airgas, Inc.	1,096,103
170,037	AK Steel Holding Corp.(b)(c)	501,609
19,728	Albemarle Corp.	1,069,258
362,367	Alcoa, Inc.	3,576,562
41,749	Allegheny Technologies, Inc.	890,089
12,824	AptarGroup, Inc.	869,339
16,727	Ashland, Inc.	1,912,231
28,879	Avery Dennison Corp.	1,757,287
19,904	Axiall Corp.	585,775
25,776	Ball Corp.	1,748,644
31,406	Bemis Co., Inc.	1,399,765
26,411	Berry Plastics Group, Inc.(c)	859,942
20,695	Cabot Corp.	728,050
31,446	Celanese Corp., Series A	2,072,920
48,865	CF Industries Holdings, Inc.	2,892,808
38,795	Chemours Co. (The)	423,641
24,997	Chemtura Corp.(c)	685,668
399,100	Cliffs Natural Resources, Inc.(b)	1,005,732
75,574	Commercial Metals Co.	1,164,595
6,592	Compass Minerals International, Inc.	527,360
38,952	Constellium NV, Class A (Netherlands)(c)	432,367
38,224	Crown Holdings, Inc.(c)	1,968,918

11,731	Cytec Industries, Inc.	$870,792
37,456	Domtar Corp.	1,522,961
348,417	Dow Chemical Co. (The)	16,396,504
193,973	E.I. du Pont de Nemours & Co.	10,815,935
35,993	Eastman Chemical Co.	2,821,851
31,793	Ecolab, Inc.	3,681,947
18,707	FMC Corp.	908,038
755,250	Freeport-McMoRan, Inc.	8,874,188
79,397	Graphic Packaging Holding Co.	1,198,895
13,922	Greif, Inc., Class A	431,443
69,178	Huntsman Corp.	1,314,382
10,095	International Flavors & Fragrances, Inc.	1,166,881
130,095	International Paper Co.	6,227,648
132,986	LyondellBasell Industries NV, Class A	12,478,076
6,699	Martin Marietta Materials, Inc.	1,050,537
64,906	Monsanto Co.	6,613,272
98,416	Mosaic Co. (The)	4,225,983
1,604	NewMarket Corp.	637,927
242,361	Newmont Mining Corp.	4,161,338
119,882	Nucor Corp.	5,291,591
28,231	Olin Corp.(b)	649,031
89,504	Owens-Illinois, Inc.(c)	1,910,910
13,933	Packaging Corp. of America	986,317
16,285	PolyOne Corp.	558,087
41,338	PPG Industries, Inc.	4,480,212
52,309	Praxair, Inc.	5,970,549
31,950	Reliance Steel & Aluminum Co.	1,936,170
36,434	Resolute Forest Products, Inc.(c)	359,968
26,465	RPM International, Inc.	1,240,415
29,427	Sealed Air Corp.	1,564,634
10,218	Sensient Technologies Corp.	698,809
7,095	Sherwin-Williams Co. (The)	1,970,707
10,926	Sigma-Aldrich Corp.	1,525,379
10,726	Silgan Holdings, Inc.	573,519
29,877	Sonoco Products Co.	1,233,323
63,330	Southern Copper Corp. (Peru)(b)	1,764,374
86,893	Steel Dynamics, Inc.	1,740,467
100,669	United States Steel Corp.(b)	1,960,025
12,417	Valspar Corp. (The)	1,034,088
18,630	Vulcan Materials Co.	1,695,703
8,649	W.R. Grace & Co.(c)	872,944
42,473	WestRock Co.(c)	2,678,347

		161,185,838

	Telecommunication Services - 3.8%
2,697,014	AT&T, Inc.	93,694,266
331,481	CenturyLink, Inc.	9,480,357
511,453	Frontier Communications Corp.	2,414,058
68,326	Leap Wireless Corp.(c)	172,182
28,291	Level 3 Communications, Inc.(c)	1,428,696
70,946	Telephone & Data Systems, Inc.	2,086,522
58,220	T-Mobile US, Inc.(c)	2,367,225
1,265,256	Verizon Communications, Inc.	59,201,328
84,025	Windstream Holdings, Inc.(b)	407,521

		171,252,155

	Utilities - 4.9%
427,533	AES Corp. (The)	5,472,422
38,530	AGL Resources, Inc.	1,852,522
12,654	ALLETE, Inc.	611,062
33,050	Alliant Energy Corp.	2,032,905
105,224	Ameren Corp.	4,322,602
177,160	American Electric Power Co., Inc.	10,021,941
43,851	American Water Works Co., Inc.	2,276,305
27,522	Aqua America, Inc.	700,160
33,900	Atmos Energy Corp.	1,874,670
23,910	Avista Corp.	789,508
15,819	Black Hills Corp.	659,020
111,185	Calpine Corp.(c)	2,034,685
196,216	CenterPoint Energy, Inc.	3,794,817
16,393	Cleco Corp.	892,271
88,616	CMS Energy Corp.	3,035,984
124,824	Consolidated Edison, Inc.	7,937,558
146,133	Dominion Resources, Inc.	10,477,736
63,233	DTE Energy Co.	5,087,727

Schedule of Investments(a)

226,633	Duke Energy Corp.	$16,820,701
26,157	Dynegy, Inc.(c)	681,390
103,585	Edison International	6,216,136
91,598	Entergy Corp.	6,505,290
81,699	Eversource Energy	4,062,074
473,467	Exelon Corp.	15,193,556
255,652	FirstEnergy Corp.	8,681,942
60,233	Great Plains Energy, Inc.	1,572,684
39,586	Hawaiian Electric Industries, Inc.	1,185,601
13,632	IDACORP, Inc.	846,684
19,475	ITC Holdings Corp.	657,865
75,754	MDU Resources Group, Inc.	1,477,961
18,858	National Fuel Gas Co.	1,019,652
23,945	New Jersey Resources Corp.	692,010
107,881	NextEra Energy, Inc.	11,349,081
81,873	NiSource, Inc.	1,429,503
11,973	NorthWestern Corp.	644,626
159,163	NRG Energy, Inc.	3,573,209
59,122	OGE Energy Corp.	1,759,471
18,292	ONE Gas, Inc.	823,689
111,528	Pepco Holdings, Inc.	2,975,567
168,818	PG&E Corp.	8,864,633
21,645	Piedmont Natural Gas Co., Inc.	822,726
41,403	Pinnacle West Capital Corp.	2,554,979
30,812	PNM Resources, Inc.	812,821
29,383	Portland General Electric Co.	1,058,082
232,103	PPL Corp.	7,383,196
194,069	Public Service Enterprise Group, Inc.	8,086,855
39,806	Questar Corp.	881,305
45,134	SCANA Corp.	2,473,343
57,524	Sempra Energy	5,854,793
318,604	Southern Co. (The)	14,251,157
15,835	Southwest Gas Corp.	892,144
29,024	Talen Energy Corp.(c)	456,548
97,607	TECO Energy, Inc.	2,159,067
58,364	UGI Corp.	2,132,621
19,834	UIL Holdings Corp.	950,842
28,636	Vectren Corp.	1,205,576
53,550	WEC Energy Group, Inc.	2,623,950
45,210	Westar Energy, Inc.	1,702,157
18,345	WGL Holdings, Inc.	1,025,486
175,666	Xcel Energy, Inc.	6,090,340

		224,325,208

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $3,929,913,027)-100.0%	4,556,548,590

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 0.8%
36,267,120	Invesco Liquid Assets Portfolio - Institutional Class, 0.11%(e)(f) (Cost $36,267,120)	36,267,120

	Total Investments (Cost $3,966,180,147)(g)-100.8%	4,592,815,710
	Other assets less liabilities-(0.8)%	(35,965,262)

	Net Assets-100.0%	$4,556,850,448

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2015.
(c)	Non-income producing security.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd., and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2015.

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2015	Dividend Income
Invesco Ltd.	$3,386,416	$103,069	$(116,334)	$(249,463)	$19,664	$3,143,352	$21,963
Invesco Mortgage Capital, Inc. REIT	898,913	28,916	(14,165)	(58,938)	3	854,729	26,559

Total Investments in Affiliates	$4,285,329	$131,985	$(130,499)	$(308,401)	$19,667	$3,998,081	$48,522

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$34,773,181	$(34,773,181)	$-

*	Amount does not include excess collateral received, if any.

(g)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $4,013,773,515. The net unrealized appreciation was $579,042,195, which consisted of aggregate gross unrealized appreciation of $800,611,185 and aggregate gross unrealized depreciation of $221,568,990.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Consumer Discretionary - 17.8%
20,168	1-800-FLOWERS.COM, Inc., Class A(b)	$200,672
33,441	A. H. Belo Corp., Class A	172,221
463,234	Aeropostale, Inc.(b)(c)	699,483
22,584	AMC Entertainment Holdings, Inc., Class A	728,334
25,929	AMC Networks, Inc., Class A(b)	2,183,740
246,485	American Apparel, Inc.(b)(c)	53,980
77,807	American Axle & Manufacturing Holdings, Inc.(b)	1,554,584
13,594	American Public Education, Inc.(b)	351,677
6,904	America’s Car-Mart, Inc.(b)	319,379
357,488	Arcos Dorados Holdings, Inc., Class A (Argentina)(c)	1,519,324
12,245	Arctic Cat, Inc.	350,329
23,180	Ascent Capital Group, Inc., Series A(b)	904,715
10,895	Bassett Furniture Industries, Inc.	357,247
41,196	Beazer Homes USA, Inc.(b)	790,139
104,221	bebe stores, inc.	191,767
98,325	Belmond Ltd., Class A(b)	1,190,716
46,532	Big 5 Sporting Goods Corp.	512,317
2,051	Biglari Holdings, Inc.(b)	891,795
13,841	BJ’s Restaurants, Inc.(b)	713,642
9,792	Blue Nile, Inc.(b)	310,602
29,435	Blyth, Inc.(b)	135,695
29,081	Bob Evans Farms, Inc.	1,451,724
130,706	Bon-Ton Stores, Inc. (The)(c)	571,185
115,212	Boyd Gaming Corp.(b)	1,968,973
25,598	Bravo Brio Restaurant Group, Inc.(b)	332,518
44,165	Bridgepoint Education, Inc.(b)	416,034
20,072	Bright Horizons Family Solutions, Inc.(b)	1,209,137
35,843	Buckle, Inc. (The)(c)	1,585,336
6,428	Buffalo Wild Wings, Inc.(b)	1,257,188
11,377	Build-A-Bear Workshop, Inc.(b)	198,529
57,988	Caleres, Inc.	1,915,924
56,958	Callaway Golf Co.	521,735
7,062	Capella Education Co.	363,764
290,758	Career Education Corp.(b)	924,610
22,646	Carmike Cinemas, Inc.(b)	567,282
12,700	Carriage Services, Inc.	305,181
61,331	Carrols Restaurant Group, Inc.(b)	675,868
20,463	Carter’s, Inc.	2,075,153
23,985	Cato Corp. (The), Class A	921,264
5,877	Cavco Industries, Inc.(b)	429,491
160,406	Central European Media Enterprises Ltd., Class A (Czech Republic)(b)(c)	384,974
30,313	Cheesecake Factory, Inc. (The)	1,750,273
27,251	Children’s Place, Inc. (The)	1,577,833
43,623	China XD Plastics Co. Ltd. (China)(b)	269,154
24,664	Choice Hotels International, Inc.	1,249,478
56,153	Christopher & Banks Corp.(b)	181,374
8,059	Churchill Downs, Inc.	1,088,449
8,948	Chuy’s Holdings, Inc.(b)	254,213
14,942	Citi Trends, Inc.(b)	355,769
81,715	Clear Channel Outdoor Holdings, Inc., Class A	789,367

26,147	ClubCorp Holdings, Inc.	$609,748
14,164	Columbia Sportswear Co.	1,013,293
30,802	Conn’s, Inc.(b)(c)	1,063,285
28,103	Core-Mark Holding Co., Inc.	1,786,508
15,924	Cracker Barrel Old Country Store, Inc.(c)	2,418,696
124,455	Crocs, Inc.(b)	1,957,677
9,398	CSS Industries, Inc.	266,809
251,869	CTC Media, Inc. (Russia)(c)	473,514
156,322	Cumulus Media, Inc., Class A(b)	257,931
28,689	Deckers Outdoor Corp.(b)	2,090,854
17,358	Del Frisco’s Restaurant Group, Inc.(b)	276,860
49,474	Denny’s Corp.(b)	581,814
24,146	Destination Maternity Corp.	238,321
62,653	Destination XL Group, Inc.(b)	306,373
95,538	Dex Media, Inc.(b)(c)	34,394
12,323	DineEquity, Inc.	1,281,715
23,275	Dixie Group, Inc. (The)(b)(c)	228,328
17,174	Domino’s Pizza, Inc.	1,955,088
13,493	Dorman Products, Inc.(b)(c)	712,161
70,600	DreamWorks Animation SKG, Inc., Class A(b)(c)	1,702,166
17,646	Drew Industries, Inc.	1,035,114
40,580	Dunkin’ Brands Group, Inc.	2,186,856
21,393	E.W. Scripps Co. (The), Class A	470,004
36,542	Entercom Communications Corp., Class A(b)	384,787
34,342	Entravision Communications Corp., Class A	263,403
24,085	Ethan Allen Interiors, Inc.	727,126
55,858	EVINE Live, Inc.(b)	122,329
139,128	Express, Inc.(b)	2,648,997
35,301	Extended Stay America, Inc.	670,719
84,211	Federal-Mogul Holdings Corp.(b)	943,163
8,303	Fiesta Restaurant Group, Inc.(b)	482,653
56,691	Finish Line, Inc. (The), Class A	1,558,436
29,037	Five Below, Inc.(b)	1,070,594
9,907	Flexsteel Industries, Inc.	395,487
36,244	Francesca’s Holdings Corp.(b)	440,727
59,345	Fred’s, Inc., Class A	1,070,584
22,823	FTD Cos., Inc.(b)	664,834
46,430	Fuel Systems Solutions, Inc.(b)	288,795
11,210	Gentherm, Inc.(b)	564,199
21,698	G-III Apparel Group Ltd.(b)	1,567,247
23,226	Global Eagle Entertainment, Inc.(b)(c)	288,467
4,625	GoPro, Inc., Class A(b)	287,212
17,774	Grand Canyon Education, Inc.(b)	771,925
60,617	Gray Television, Inc.(b)	1,023,821
28,732	Green Brick Partners, Inc.(b)	346,508
114,595	Groupon, Inc., Class A(b)	552,348
82,851	Harte-Hanks, Inc.	388,571
20,515	Haverty Furniture Cos., Inc.	455,023
22,146	Helen of Troy Ltd.(b)	1,943,976
105,486	hhgregg, Inc.(b)(c)	353,378
19,840	Hibbett Sports, Inc.(b)	903,712
19,034	Horizon Global Corp.(b)	238,306
14,771	Houghton Mifflin Harcourt Co.(b)	385,966
160,135	Hovnanian Enterprises, Inc., Class A(b)(c)	323,473
25,120	HSN, Inc.	1,846,571
31,229	Hyatt Hotels Corp., Class A(b)	1,743,515
42,667	Iconix Brand Group, Inc.(b)	927,154
17,677	IMAX Corp. (Canada)(b)	661,297
26,299	International Speedway Corp., Class A	901,267
24,382	Interval Leisure Group, Inc.	519,824
18,775	iRobot Corp.(b)	578,082
43,255	Isle of Capri Casinos, Inc.(b)	788,971
266,653	ITT Educational Services, Inc.(b)(c)	981,283
21,530	Jack in the Box, Inc.	2,045,350

Schedule of Investments(a)

56,775	JAKKS Pacific, Inc.(b)(c)	$559,234
33,414	John Wiley & Sons, Inc., Class A	1,771,276
8,748	Johnson Outdoors, Inc., Class A	184,583
15,457	Journal Media Group, Inc.	125,047
49,329	K12, Inc.(b)	650,650
26,692	Kate Spade & Co.(b)	537,043
78,139	KB Home	1,248,661
13,854	Kirkland’s, Inc.	377,937
19,383	Krispy Kreme Doughnuts, Inc.(b)	361,299
37,830	La Quinta Holdings, Inc.(b)	802,753
19,491	Lands’ End, Inc.(b)(c)	459,598
40,912	La-Z-Boy, Inc.	1,039,165
264,301	LeapFrog Enterprises, Inc., Class A(b)	248,126
95,181	Lee Enterprises, Inc.(b)(c)	291,254
15,986	LGI Homes, Inc.(b)(c)	312,366
46,012	Liberty TripAdvisor Holdings, Inc., Series A(b)	1,347,691
17,975	Lifetime Brands, Inc.	261,356
29,466	Lions Gate Entertainment Corp.	1,154,478
16,672	Lithia Motors, Inc., Class A	1,995,472
17,387	Loral Space & Communications, Inc.(b)	1,101,466
20,950	Lululemon Athletica, Inc.(b)	1,316,917
12,448	Lumber Liquidators Holdings, Inc.(b)(c)	240,246
33,120	M/I Homes, Inc.(b)	830,650
26,137	Madison Square Garden Co. (The), Class A(b)	2,179,826
26,043	Marcus Corp. (The)	545,861
16,849	MarineMax, Inc.(b)	304,293
39,401	Markit Ltd.(b)	1,048,855
15,976	Marriott Vacations Worldwide Corp.	1,335,594
7,155	Mattress Firm Holding Corp.(b)(c)	442,537
235,922	McClatchy Co. (The), Class A(b)(c)	191,097
52,023	MDC Holdings, Inc.	1,553,407
34,682	Media General, Inc.(b)	550,403
34,319	Meredith Corp.	1,644,566
30,365	Meritage Homes Corp.(b)	1,369,461
22,334	Michaels Cos., Inc. (The)(b)	565,944
87,370	Modine Manufacturing Co.(b)	885,058
13,514	Monro Muffler Brake, Inc.	854,760
7,587	Morningstar, Inc.	646,337
11,423	Motorcar Parts of America, Inc.(b)	338,463
19,687	Movado Group, Inc.	498,672
13,057	NACCO Industries, Inc., Class A	662,904
90,276	National CineMedia, Inc.	1,399,278
24,613	New Media Investment Group, Inc.	418,667
97,499	New York & Co., Inc.(b)	219,373
98,971	New York Times Co. (The), Class A	1,308,397
8,115	Nexstar Broadcasting Group, Inc., Class A	465,476
9,857	Noodles & Co., Class A(b)(c)	152,586
44,397	Norwegian Cruise Line Holdings Ltd.(b)	2,771,261
27,785	Nutrisystem, Inc.	834,939
35,552	Orbitz Worldwide, Inc.(b)	401,027
18,210	Overstock.com, Inc.(b)	385,324
14,431	Oxford Industries, Inc.	1,211,194
151,798	Pacific Sunwear of California, Inc.(b)	97,303
11,183	Papa John’s International, Inc.	844,987
52,840	Penn National Gaming, Inc.(b)	1,008,187
153,220	Pep Boys-Manny, Moe & Jack (The)(b)	1,815,657
30,774	Perry Ellis International, Inc.(b)	741,346
16,757	PetMed Express, Inc.(c)	282,355
115,954	Pier 1 Imports, Inc.(c)	1,369,417
55,465	Pinnacle Entertainment, Inc.(b)	2,135,403
22,213	Pool Corp.	1,564,239
3,879	Popeyes Louisiana Kitchen, Inc.(b)	235,378
512,209	Quiksilver, Inc.(b)(c)	234,899
18,518	RCI Hospitality Holdings, Inc.(b)	206,661
23,871	Reading International, Inc., Class A(b)	281,200

9,718	Red Robin Gourmet Burgers, Inc.(b)	$890,655
105,946	Regis Corp.(b)	1,549,990
9,200	Restoration Hardware Holdings, Inc.(b)	933,432
204,492	Ruby Tuesday, Inc.(b)	1,500,971
18,360	Ruth’s Hospitality Group, Inc.	321,851
24,096	Ryland Group, Inc. (The)	1,095,645
45,193	Scholastic Corp.	1,947,366
68,982	Scientific Games Corp., Class A(b)(c)	1,041,628
58,721	Sears Hometown and Outlet Stores, Inc.(b)	480,925
28,324	Select Comfort Corp.(b)	737,557
15,687	ServiceMaster Global Holdings, Inc.(b)	607,558
19,359	Shoe Carnival, Inc.	548,053
23,847	Shutterfly, Inc.(b)	1,031,383
51,247	Sinclair Broadcast Group, Inc., Class A	1,487,188
29,733	Sizmek, Inc.(b)	230,728
21,694	Skechers U.S.A., Inc., Class A(b)	3,263,862
53,757	Smith & Wesson Holding Corp.(b)	871,939
29,030	SodaStream International Ltd. (Israel)(b)(c)	521,089
23,376	Sonic Corp.	694,735
34,147	Sotheby’s	1,428,369
38,021	Spartan Motors, Inc.	168,813
18,321	Speedway Motorsports, Inc.	383,825
50,916	Stage Stores, Inc.	896,122
18,831	Standard Motor Products, Inc.	688,650
126,839	Standard Pacific Corp.(b)	1,140,283
15,183	Starz, Class A(b)	614,152
65,227	Stein Mart, Inc.	664,663
16,542	Steiner Leisure Ltd.(b)	954,473
45,500	Steven Madden Ltd.(b)	1,896,440
51,473	Stoneridge, Inc.(b)	626,426
3,069	Strattec Security Corp.	215,720
18,568	Strayer Education, Inc.(b)	1,032,566
23,536	Sturm Ruger & Co., Inc.	1,412,631
41,030	Superior Industries International, Inc.	694,228
40,438	Taylor Morrison Home Corp., Class A(b)	778,432
32,584	Tempur Sealy International, Inc.(b)	2,461,721
2,837	Tesla Motors, Inc.(b)(c)	755,068
28,674	Texas Roadhouse, Inc.	1,129,469
36,491	Thor Industries, Inc.	2,039,117
14,611	Tilly’s, Inc., Class A(b)	132,230
50,625	Tower International, Inc.(b)	1,322,831
62,398	Town Sports International Holdings, Inc.(b)	142,267
19,590	Townsquare Media, Inc., Class A(b)	254,670
42,512	Travelport Worldwide Ltd.	542,028
18,985	TRI Pointe Homes, Inc.(b)	280,978
15,417	TripAdvisor, Inc., Class A(b)	1,223,801
23,295	Tuesday Morning Corp.(b)	218,507
27,185	Tumi Holdings, Inc.(b)	523,311
15,454	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	2,565,828
24,996	Under Armour, Inc., Class A(b)	2,482,853
19,737	Unifi, Inc.(b)	609,084
9,194	Universal Electronics, Inc.(b)	476,617
35,270	Universal Technical Institute, Inc.	224,670
18,288	Vail Resorts, Inc.	2,006,011
18,426	Vera Bradley, Inc.(b)	200,106
8,244	Vince Holding Corp.(b)	80,874
23,062	Vitamin Shoppe, Inc.(b)	847,759
83,790	VOXX International Corp., Class A(b)	670,320
70,892	Weight Watchers International, Inc.(b)(c)	283,568
26,395	West Marine, Inc.(b)	239,667
7,617	Weyco Group, Inc.	219,827
16,227	William Lyon Homes, Class A(b)	387,176
16,115	Winnebago Industries, Inc.(c)	359,848
63,450	Wolverine World Wide, Inc.	1,860,354
39,330	World Wrestling Entertainment, Inc., Class A(c)	769,688
26,371	Zagg, Inc.(b)	204,903

Schedule of Investments(a)

14,781	Zumiez, Inc.(b)	$385,784

		208,264,870

	Consumer Staples - 3.6%
85,566	Adecoagro SA (Luxembourg)(b)	740,146
51,195	B&G Foods, Inc.	1,511,788
1,570	Boston Beer Co., Inc. (The), Class A(b)	346,217
38,391	Boulder Brands, Inc.(b)(c)	319,797
11,101	Calavo Growers, Inc.	605,116
21,075	Cal-Maine Foods, Inc.(c)	1,141,422
122,692	Central Garden & Pet Co., Class A(b)	1,236,735
13,990	Chefs’ Warehouse, Inc. (The)(b)	240,628
4,781	Coca-Cola Bottling Co. Consolidated	774,522
44,207	Coty, Inc., Class A(b)	1,181,653
16,726	Diamond Foods, Inc.(b)	540,417
73,048	Elizabeth Arden, Inc.(b)(c)	769,926
32,245	Fairway Group Holdings Corp., Class A(b)(c)	96,735
57,561	Fresh Del Monte Produce, Inc.	2,274,811
23,304	Fresh Market, Inc. (The)(b)(c)	710,772
31,943	Hain Celestial Group, Inc. (The)(b)	2,171,485
154,681	HRG Group, Inc.(b)	2,204,204
16,311	Ingles Markets, Inc., Class A	754,873
13,888	Inter Parfums, Inc.	422,056
17,138	Inventure Foods, Inc.(b)	168,467
7,603	J & J Snack Foods Corp.	899,891
10,919	John B. Sanfilippo & Son, Inc.	567,679
17,310	Lancaster Colony Corp.	1,613,465
28,776	Landec Corp.(b)	384,160
9,687	Medifast, Inc.(b)	299,038
14,742	National Beverage Corp.(b)	350,417
14,692	Nature’s Sunshine Products, Inc.	184,091
10,877	Nutraceutical International Corp.(b)	262,897
6,065	Oil-Dri Corp. of America	159,267
41,068	Omega Protein Corp.(b)	583,987
7,114	Orchids Paper Products Co.	179,557
55,189	Pilgrim’s Pride Corp.(c)	1,194,290
34,402	Post Holdings, Inc., Class A(b)	1,848,764
12,440	PriceSmart, Inc.	1,205,560
10,555	Revlon, Inc., Class A(b)	379,663
237,408	Roundy’s, Inc.(b)(c)	612,513
19,403	Sanderson Farms, Inc.(c)	1,397,210
264	Seaboard Corp.(b)	917,400
15,622	Seneca Foods Corp., Class A(b)	456,006
30,800	Smart & Final Stores, Inc.(b)	535,920
49,921	Snyders-Lance, Inc.	1,623,431
57,400	SpartanNash Co.	1,848,854
13,574	Spectrum Brands Holdings, Inc.	1,438,165
29,375	Sprouts Farmers Market, Inc.(b)	720,275
13,788	Tootsie Roll Industries, Inc., Class A(c)	447,696
3,290	USANA Health Sciences, Inc.(b)	410,099
73,007	Vector Group Ltd.(c)	1,848,537
11,347	Village Super Market, Inc., Class A	325,432
6,968	WD-40 Co.	624,542
16,866	Weis Markets, Inc.	711,239

		42,241,815

	Energy - 5.3%
59,772	Abraxas Petroleum Corp.(b)	112,371
4,009	Adams Resources & Energy, Inc.	191,510
112,903	Aegean Marine Petroleum Network, Inc. (Greece)	1,234,030
95,185	Alon USA Energy, Inc.	1,771,393
21,537	Antero Resources Corp.(b)(c)	592,483
91,015	Approach Resources, Inc.(b)(c)	354,048
165,915	Basic Energy Services, Inc.(b)	1,002,127
21,317	Bonanza Creek Energy, Inc.(b)	166,486
35,886	Bristow Group, Inc.	1,616,664
95,373	C&J Energy Services Ltd.(b)	920,349

63,379	Callon Petroleum Co.(b)	$414,499
32,617	CARBO Ceramics, Inc.(c)	1,071,468
23,135	Carrizo Oil & Gas, Inc.(b)	882,138
154,590	CHC Group Ltd. (Canada)(b)(c)	57,198
4,494	Cheniere Energy, Inc.(b)	309,951
7,865	Clayton Williams Energy, Inc.(b)	316,802
80,054	Clean Energy Fuels Corp.(b)(c)	461,111
156,906	Cobalt International Energy, Inc.(b)	1,209,745
183,920	Comstock Resources, Inc.(c)	231,739
22,149	Contango Oil & Gas Co.(b)	203,328
36,501	Continental Resources, Inc.(b)	1,219,498
16,578	Core Laboratories NV(c)	1,817,446
39,249	CVR Energy, Inc.(c)	1,500,489
57,883	DHT Holdings, Inc.	460,170
8,585	Diamondback Energy, Inc.(b)	577,770
24,105	Dril-Quip, Inc.(b)	1,407,973
11,113	Emerald Oil, Inc.(b)(c)	18,781
82,114	EP Energy Corp., Class A(b)(c)	687,294
30,221	Era Group, Inc.(b)	511,642
372,997	EXCO Resources, Inc.	216,040
75,968	Forum Energy Technologies, Inc.(b)	1,160,791
21,393	Frank’s International NV	346,353
433,000	Frontline Ltd. (Norway)(b)(c)	1,337,970
15,809	GasLog Ltd. (Monaco)	245,356
26,692	Geospace Technologies Corp.(b)	465,508
90,284	Goodrich Petroleum Corp.(b)(c)	80,913
62,475	Green Plains, Inc.	1,402,564
21,949	Gulf Island Fabrication, Inc.	250,438
5,648	Gulfmark Offshore, Inc., Class A(c)	53,204
42,731	Gulfport Energy Corp.(b)	1,399,868
432,291	Halcon Resources Corp.(b)(c)	475,520
1,554,093	Hercules Offshore, Inc.(b)	139,868
97,856	Hornbeck Offshore Services, Inc.(b)	1,780,979
20,884	InterOil Corp. (Singapore)(b)(c)	893,418
285,367	ION Geophysical Corp.(b)	225,411
63,523	Kosmos Energy Ltd.(b)	457,366
79,172	Laredo Petroleum, Inc.(b)(c)	678,504
19,417	Matador Resources Co.(b)	427,756
37,651	Matrix Service Co.(b)	729,676
12,290	Memorial Resource Development Corp.(b)	188,037
46,702	Mitcham Industries, Inc.(b)	192,879
14,881	Natural Gas Services Group, Inc.(b)	299,406
128,809	Newpark Resources, Inc.(b)	931,289
116,413	Nordic American Tankers Ltd.(c)	1,748,523
166,672	North Atlantic Drilling Ltd. (Norway)(c)	156,755
95,330	Northern Oil and Gas, Inc.(b)(c)	453,771
103,733	Nuverra Environmental Solutions, Inc.(b)(c)	292,527
121,263	Oasis Petroleum, Inc.(b)(c)	1,167,763
193,317	Ocean Rig UDW, Inc. (Cyprus)(c)	742,337
210,390	Pacific Drilling SA(b)	471,274
42,409	Pacific Ethanol, Inc.(b)(c)	312,978
9,007	Panhandle Oil and Gas, Inc., Class A	160,505
406,324	Parker Drilling Co.(b)	1,032,063
28,263	PDC Energy, Inc.(b)	1,326,948
115,712	Penn Virginia Corp.(b)(c)	155,054
105,785	PetroQuest Energy, Inc.(b)	147,041
14,878	PHI, Inc.(b)	412,567
230,907	Pioneer Energy Services Corp.(b)	845,120
102,990	Renewable Energy Group, Inc.(b)	1,050,498
546,468	Resolute Energy Corp.(b)(c)	341,652
6,516	REX American Resources Corp.(b)	336,486
92,678	Rex Energy Corp.(b)(c)	207,599
48,437	Rice Energy, Inc.(b)	874,288
71,150	RPC, Inc.(c)	875,145
10,850	RSP Permian, Inc.(b)	269,080
52,742	Sanchez Energy Corp.(b)(c)	386,599
116,144	Scorpio Tankers, Inc. (Monaco)	1,247,387

Schedule of Investments(a)

18,296	SemGroup Corp., Class A	$1,300,663
105,960	Ship Finance International Ltd. (Norway)(c)	1,772,711
67,560	StealthGas, Inc. (Greece)(b)(c)	380,363
633,864	Swift Energy Co.(b)(c)	463,481
113,793	Teekay Tankers Ltd., Class A	815,896
82,495	Tesco Corp.	791,952
256,992	TETRA Technologies, Inc.(b)	1,223,282
79,165	Triangle Petroleum Corp.(b)(c)	293,702
153,011	Tsakos Energy Navigation Ltd.	1,395,460
34,110	Ultra Petroleum Corp.(b)(c)	265,376
27,723	US Silica Holdings, Inc.(c)	624,322
105,593	VAALCO Energy, Inc.(b)	139,383
816,358	Vantage Drilling Co.(b)	114,290
34,334	Voc Energy Trust(c)	154,503
162,994	W&T Offshore, Inc.(c)	614,487
299,620	Warren Resources, Inc.(b)	106,365
16,697	Westmoreland Coal Co.(b)	260,306
150,513	Willbros Group, Inc.(b)	121,916

		61,552,035

	Financials - 23.2%
17,913	1st Source Corp.	608,863
29,398	Acadia Realty Trust REIT	940,148
44,638	AG Mortgage Investment Trust, Inc. REIT	812,412
11,072	Agree Realty Corp. REIT	343,121
21,981	Alexander & Baldwin, Inc.	829,783
1,323	Alexander’s, Inc. REIT	536,437
19,573	Altisource Portfolio Solutions SA(b)	639,254
37,359	Altisource Residential Corp. REIT	614,929
22,002	American Assets Trust, Inc. REIT	915,723
68,906	American Capital Mortgage Investment Corp. REIT	1,112,143
109,781	American Homes 4 Rent, Class A REIT	1,816,876
9,805	American National Bankshares, Inc.	232,182
10,539	American National Insurance Co.	1,127,146
15,781	American Residential Properties, Inc. REIT	291,948
13,589	Ameris Bancorp	367,039
11,723	AMERISAFE, Inc.	586,736
17,232	AmTrust Financial Services, Inc.(c)	1,197,796
347,460	Anworth Mortgage Asset Corp. REIT	1,737,300
44,333	Apollo Commercial Real Estate Finance, Inc. REIT	748,341
47,149	Apollo Residential Mortgage, Inc. REIT	682,717
29,374	Ares Commercial Real Estate Corp. REIT	365,706
42,790	Argo Group International Holdings Ltd.	2,412,500
21,497	Arlington Asset Investment Corp., Class A(c)	410,593
19,968	Armada Hoffler Properties, Inc. REIT	204,672
444,259	ARMOUR Residential REIT, Inc. REIT	1,261,696
12,700	Arrow Financial Corp.	349,758
76,942	Ashford Hospitality Trust, Inc. REIT	672,473
36,713	Associated Estates Realty Corp. REIT	1,055,499
142,841	Astoria Financial Corp.	2,159,756
9,431	Baldwin & Lyons, Inc., Class B	219,931
23,693	Banc of California, Inc.	287,396
7,118	BancFirst Corp.	452,776
31,607	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	869,825
54,041	Bancorp, Inc. (The)(b)	451,242
87,095	BancorpSouth, Inc.	2,200,891
40,623	Bank Mutual Corp.	295,329
4,786	Bank of Marin Bancorp	232,935
24,991	Bank of the Ozarks, Inc.	1,102,603
12,758	Banner Corp.	608,046
60,856	BBCN Bancorp, Inc.	934,140
67,073	Beneficial Bancorp, Inc.(b)	862,559
28,257	Berkshire Hills Bancorp, Inc.	822,279

133,794	BGC Partners, Inc., Class A	$1,317,871
26,835	Blackstone Mortgage Trust, Inc., Class A REIT	782,777
18,538	BNC Bancorp	417,476
4,078	BofI Holding, Inc.(b)	500,982
25,870	BOK Financial Corp.	1,719,320
62,764	Boston Private Financial Holdings, Inc.	789,571
9,990	Bridge Bancorp, Inc.	258,341
96,741	Brookline Bancorp, Inc.	1,090,271
10,855	Bryn Mawr Bank Corp.	313,058
5,863	C&F Financial Corp.	222,794
49,629	Calamos Asset Management, Inc., Class A	596,044
6,982	Camden National Corp.	281,095
85,132	Campus Crest Communities, Inc. REIT	485,252
9,231	Capital Bank Financial Corp., Class A(b)	276,653
184,621	Capstead Mortgage Corp. REIT	2,043,754
22,085	Cardinal Financial Corp.	515,906
36,588	Cash America International, Inc.	1,014,585
16,920	CatchMark Timber Trust, Inc., Class A REIT	180,706
49,831	Cathay General Bancorp	1,600,073
29,635	CBOE Holdings, Inc.	1,836,777
68,719	Cedar Realty Trust, Inc. REIT	460,417
23,431	Centerstate Banks, Inc.	326,628
11,729	Central Pacific Financial Corp.	273,168
197,027	Chambers Street Properties REIT	1,461,940
24,344	Charter Financial Corp.	295,536
11,053	Chatham Lodging Trust REIT	298,652
36,603	Chemical Financial Corp.	1,206,069
29,952	Chesapeake Lodging Trust REIT	960,561
13,444	Citizens & Northern Corp.	265,385
38,332	Citizens, Inc., Class A(b)(c)	259,508
16,698	City Holding Co.	805,178
17,009	Clifton Bancorp, Inc.	231,322
37,405	CNA Financial Corp.	1,481,986
11,904	CNB Financial Corp.	206,891
22,325	CoBiz Financial, Inc.	285,537
11,193	Cohen & Steers, Inc.	345,976
56,010	Colony Capital, Inc., Class A REIT	1,272,547
42,795	Columbia Banking System, Inc.	1,403,248
38,387	Community Bank System, Inc.	1,467,535
19,343	Community Trust Bancorp, Inc.	677,198
9,857	ConnectOne Bancorp, Inc.	210,545
38,319	Consumer Portfolio Services, Inc.(b)	231,447
32,057	CorEnergy Infrastructure Trust, Inc. REIT	199,395
11,826	CoreSite Realty Corp. REIT	593,665
121,939	Cousins Properties, Inc. REIT	1,265,727
63,521	Cowen Group, Inc., Class A(b)	358,894
22,513	Crawford & Co., Class B	155,790
3,965	Credit Acceptance Corp.(b)	952,433
58,323	CubeSmart REIT	1,525,730
21,189	Customers Bancorp, Inc.(b)	532,903
79,753	CVB Financial Corp.	1,412,426
17,712	CyrusOne, Inc. REIT	544,467
164,691	CYS Investments, Inc. REIT	1,278,002
2,210	Diamond Hill Investment Group, Inc.	425,403
41,500	Dime Community Bancshares, Inc.	705,500
43,895	DuPont Fabros Technology, Inc. REIT	1,323,434
95,520	Dynex Capital, Inc. REIT	703,982
12,497	Eagle Bancorp, Inc.(b)	554,867
21,938	EastGroup Properties, Inc. REIT	1,320,668
26,363	Education Realty Trust, Inc. REIT	834,125
26,365	eHealth, Inc.(b)	428,959
24,958	Empire State Realty Trust, Inc., Class A REIT	443,753
36,935	Employers Holdings, Inc.	886,440
24,231	Encore Capital Group, Inc.(b)(c)	1,042,175

Schedule of Investments(a)

21,802	Enova International, Inc.(b)	$394,180
9,145	Enstar Group Ltd.(b)	1,463,109
17,106	Enterprise Financial Services Corp.	412,768
30,340	Equity Lifestyle Properties, Inc. REIT	1,756,079
44,800	Equity One, Inc. REIT	1,150,016
14,819	Essent Group Ltd.(b)	433,752
78,359	EverBank Financial Corp.	1,562,478
16,586	Evercore Partners, Inc., Class A	975,257
156,839	EZCORP, Inc., Class A(b)	1,111,988
14,048	FBL Financial Group, Inc., Class A	800,876
10,892	FBR & Co.	255,962
12,515	Federal Agricultural Mortgage Corp., Class C	334,776
38,568	FelCor Lodging Trust, Inc. REIT	360,996
28,274	Fidelity & Guaranty Life	735,972
14,769	Fidelity Southern Corp.	287,109
7,689	Financial Engines, Inc.(c)	352,618
13,589	Financial Institutions, Inc.	333,474
145,970	First BanCorp(b)	629,131
18,608	First Bancorp/Southern Pines NC	317,639
73,464	First Busey Corp.	467,966
19,835	First Cash Financial Services, Inc.(b)	806,689
5,932	First Citizens BancShares, Inc., Class A	1,520,609
102,715	First Commonwealth Financial Corp.	944,978
17,822	First Community Bancshares, Inc.	317,053
13,159	First Connecticut Bancorp, Inc.	212,123
10,408	First Defiance Financial Corp.	400,188
97,499	First Financial Bancorp	1,853,456
39,158	First Financial Bankshares, Inc.(c)	1,330,589
13,255	First Financial Corp.	439,801
46,717	First Industrial Realty Trust, Inc. REIT	978,254
23,223	First Interstate BancSystem, Inc., Class A	643,974
28,575	First Merchants Corp.	743,807
66,818	First Midwest Bancorp, Inc.	1,254,174
9,870	First of Long Island Corp. (The)	268,859
84,716	First Potomac Realty Trust REIT	961,527
43,297	Flagstar Bancorp, Inc.(b)	878,929
37,356	Flushing Financial Corp.	775,511
58,379	Forest City Enterprises, Inc., Class A(b)	1,363,150
62,043	Forestar Group, Inc.(b)	794,150
104,641	Franklin Street Properties Corp. REIT	1,231,625
381,910	FXCM, Inc., Class A(c)	420,101
29,205	Gain Capital Holdings, Inc.	203,851
3,154	GAMCO Investors, Inc., Class A	216,554
11,786	Gaming and Leisure Properties, Inc. REIT	385,991
9,830	German American Bancorp, Inc.	286,151
33,446	Getty Realty Corp. REIT	555,872
66,682	Glacier Bancorp, Inc.	1,873,764
21,968	Gladstone Commercial Corp. REIT	351,927
9,323	Global Indemnity PLC, Class A(b)	257,781
67,381	Government Properties Income Trust REIT	1,163,670
8,643	Gramercy Property Trust, Inc. REIT	211,408
12,542	Great Southern Bancorp, Inc.	520,493
37,986	Green Dot Corp., Class A(b)	787,070
30,922	Greenhill & Co., Inc.	1,216,162
37,905	Greenlight Capital Re Ltd., Class A(b)	1,054,517
17,960	Hallmark Financial Services, Inc.(b)	191,813
21,925	Hanmi Financial Corp.	554,922
6,619	HCI Group, Inc.	297,061
79,751	Healthcare Trust of America, Inc., Class A REIT	2,004,143
18,461	Heritage Financial Corp.	326,760
37,096	Hersha Hospitality Trust REIT	1,006,043
12,520	HFF, Inc., Class A	573,917
52,183	Hilltop Holdings, Inc.(b)	1,098,452
24,780	Home BancShares, Inc.	986,740
11,675	HomeStreet, Inc.(b)	263,972

24,614	HomeTrust Bancshares, Inc.(b)	$421,884
54,222	Horace Mann Educators Corp.	1,910,783
9,509	Horizon Bancorp	230,688
13,185	Howard Hughes Corp. (The)(b)	1,792,633
22,115	Hudson Pacific Properties, Inc. REIT	680,700
26,149	IBERIABANK Corp.	1,687,918
16,290	Independent Bank Corp.	232,295
19,546	Independent Bank Corp./MA	945,245
16,275	Infinity Property & Casualty Corp.	1,261,475
96,121	Inland Real Estate Corp. REIT	943,908
12,471	Interactive Brokers Group, Inc., Class A	500,711
69,945	International Bancshares Corp.	1,883,619
16,613	INTL FCStone, Inc.(b)	484,435
27,323	Investment Technology Group, Inc.	556,023
119,409	Investors Bancorp, Inc.	1,454,402
166,399	Investors Real Estate Trust REIT	1,199,737
49,695	iStar Financial, Inc. REIT(b)	651,004
110,580	Janus Capital Group, Inc.	1,811,300
30,715	JG Wentworth Co. (The), Class A(b)	253,092
3,906	Kansas City Life Insurance Co.	183,934
89,955	KCG Holdings, Inc., Class A(b)(c)	955,322
16,572	Kennedy-Wilson Holdings, Inc.	419,603
26,981	Kite Realty Group Trust REIT	712,298
51,156	Ladenburg Thalmann Financial Services, Inc.(b)	155,514
38,031	Lakeland Bancorp, Inc.	429,750
13,328	Lakeland Financial Corp.	566,973
27,768	LegacyTexas Financial Group, Inc.	843,870
19,488	LTC Properties, Inc. REIT	854,939
85,963	Maiden Holdings Ltd.	1,421,828
18,235	MainSource Financial Group, Inc.	399,164
8,397	MarketAxess Holdings, Inc.	821,227
10,029	Marlin Business Services Corp.	159,361
42,469	MB Financial, Inc.	1,448,193
116,216	Medical Properties Trust, Inc. REIT	1,588,673
9,907	Mercantile Bank Corp.	204,084
6,182	Meta Financial Group, Inc.	312,562
11,218	Metro Bancorp, Inc.	274,504
146,201	MGIC Investment Corp.(b)	1,618,445
34,759	Monmouth Real Estate Investment Corp. REIT	348,285
84,811	Nam Tai Property, Inc. (China)(c)	415,574
6,381	National Bankshares, Inc.	194,301
12,651	National Health Investors, Inc. REIT	825,478
10,223	National Interstate Corp.	258,233
109,637	National Penn Bancshares, Inc.	1,175,309
2,233	National Western Life Insurance Co., Class A	538,131
10,122	Nationstar Mortgage Holdings, Inc.(b)	187,763
14,833	Navigators Group, Inc. (The)(b)	1,159,644
54,778	NBT Bancorp, Inc.	1,480,649
20,329	Nelnet, Inc., Class A	800,759
101,741	New York Mortgage Trust, Inc. REIT(c)	761,023
108,497	New York REIT, Inc. REIT	1,124,029
25,726	NewBridge Bancorp, Class A	226,646
55,080	Newcastle Investment Corp. REIT	270,443
20,612	Nicholas Financial, Inc.(b)	269,811
49,167	Northfield Bancorp, Inc.	740,455
9,462	Northrim Bancorp, Inc.	239,294
148,847	Northwest Bancshares, Inc.(c)	1,888,868
12,877	OceanFirst Financial Corp.	225,734
41,609	OFG Bancorp(c)	335,369
108,952	Old National Bancorp	1,567,819
13,550	One Liberty Properties, Inc. REIT	306,230
40,174	OneBeacon Insurance Group Ltd., Class A	582,523
17,327	Oppenheimer Holdings, Inc., Class A	393,323
51,878	Oritani Financial Corp.	815,003

Schedule of Investments(a)

16,227	Pacific Continental Corp.	$215,495
13,608	Pacific Premier Bancorp, Inc.(b)	258,688
24,580	PacWest Bancorp	1,137,808
14,167	Park National Corp.	1,241,029
29,630	Park Sterling Corp.	214,521
45,039	Parkway Properties, Inc. REIT	808,000
10,737	Peapack-Gladstone Financial Corp.	238,361
24,204	Pebblebrook Hotel Trust REIT	985,103
5,615	Penns Woods Bancorp, Inc.	241,108
58,489	Pennsylvania Real Estate Investment Trust REIT	1,282,079
13,385	Peoples Bancorp, Inc.	281,620
16,769	Phoenix Cos., Inc. (The)(b)	231,412
11,626	Physicians Realty Trust REIT	186,481
26,329	PICO Holdings, Inc.(b)	324,637
17,274	Pinnacle Financial Partners, Inc.	917,077
18,534	Piper Jaffray Cos.(b)	831,250
29,243	Post Properties, Inc. REIT	1,665,096
37,655	Potlatch Corp. REIT	1,318,302
26,404	PRA Group, Inc.(b)	1,677,974
44,044	PrivateBancorp, Inc.	1,820,779
70,548	Provident Financial Services, Inc.	1,384,152
14,032	PS Business Parks, Inc. REIT	1,080,324
5,716	QTS Realty Trust, Inc., Class A REIT	237,214
62,628	Radian Group, Inc.	1,156,113
100,918	RAIT Financial Trust REIT	528,810
51,520	Ramco-Gershenson Properties Trust REIT	872,749
12,910	RE/Max Holdings, Inc., Class A	488,256
96,767	Redwood Trust, Inc. REIT	1,499,888
21,450	Regional Management Corp.(b)	414,414
31,696	Renasant Corp.	1,019,026
10,705	Republic Bancorp, Inc., Class A	269,231
21,766	Resource America, Inc., Class A	175,869
239,287	Resource Capital Corp. REIT	856,647
42,213	Retail Opportunity Investments Corp. REIT	723,953
12,913	Rexford Industrial Realty, Inc. REIT	188,142
22,558	Rouse Properties, Inc. REIT(c)	397,021
27,990	S&T Bancorp, Inc.	865,451
38,545	Sabra Health Care REIT, Inc. REIT	1,054,206
12,985	Safeguard Scientifics, Inc.(b)	238,405
21,648	Safety Insurance Group, Inc.	1,255,368
24,646	Sandy Spring Bancorp, Inc.	673,822
9,426	Saul Centers, Inc. REIT	489,021
47,770	SEI Investments Co.	2,546,619
37,392	Select Income REIT	750,457
74,376	Selective Insurance Group, Inc.	2,291,525
11,379	Sierra Bancorp	188,891
23,633	Silver Bay Realty Trust Corp. REIT	383,091
14,856	Simmons First National Corp., Class A	675,205
15,616	South State Corp.	1,213,676
21,979	Southside Bancshares, Inc.	600,466
17,654	Southwest Bancorp, Inc.	309,475
16,447	Sovran Self Storage, Inc. REIT	1,565,919
20,810	Springleaf Holdings, Inc.(b)	1,051,113
7,774	Square 1 Financial, Inc., Class A(b)	209,665
27,005	St. Joe Co. (The)(b)	438,831
22,392	STAG Industrial, Inc., Class A REIT	439,779
31,356	Starwood Waypoint Residential Trust REIT	767,595
19,850	State Auto Financial Corp.	480,370
20,990	State Bank Financial Corp.	425,047
41,519	Sterling Bancorp	618,218
33,699	Stewart Information Services Corp.	1,385,703
11,200	Stock Yards Bancorp, Inc.	412,832
6,885	Stonegate Bank	211,851
56,356	Strategic Hotels & Resorts, Inc. REIT(b)	770,387

10,320	Suffolk Bancorp	$297,422
57,725	Summit Hotel Properties, Inc. REIT	786,792
18,180	Sun Communities, Inc. REIT	1,263,692
91,969	Sunstone Hotel Investors, Inc. REIT	1,294,004
15,583	Talmer Bancorp, Inc., Class A	254,003
53,829	Tanger Factory Outlet Centers, Inc. REIT	1,748,366
8,238	Tejon Ranch Co.(b)	204,467
12,116	Territorial Bancorp, Inc.	306,656
33,557	Texas Capital Bancshares, Inc.(b)	1,977,850
46,879	TFS Financial Corp.	790,380
27,270	Third Point Reinsurance Ltd.(b)	405,232
10,186	Tompkins Financial Corp.	550,553
22,013	TowneBank	388,529
18,097	TriCo Bancshares	448,625
113,676	TrustCo Bank Corp. NY	708,201
95,397	Trustmark Corp.	2,293,344
34,621	UMB Financial Corp.	1,897,923
24,739	UMH Properties, Inc. REIT	237,494
128,078	Umpqua Holdings Corp.	2,272,104
28,946	Union Bankshares Corp.	714,387
45,333	United Bankshares, Inc.(c)	1,837,346
35,138	United Community Banks, Inc.	733,330
51,072	United Community Financial Corp.	263,532
30,495	United Financial Bancorp, Inc.	411,378
30,419	United Fire Group, Inc.	1,051,281
6,545	Universal Health Realty Income Trust REIT	320,509
16,585	Universal Insurance Holdings, Inc.	454,761
22,162	Univest Corp. of Pennsylvania	441,689
22,223	Urstadt Biddle Properties, Inc., Class A REIT	424,459
113,677	VEREIT, Inc. REIT	995,811
3,612	Virtus Investment Partners, Inc.	436,546
28,584	Walker & Dunlop, Inc.(b)	684,587
93,682	Walter Investment Management Corp.(b)(c)	2,042,268
70,411	Washington REIT	1,889,831
13,985	Washington Trust Bancorp, Inc.	556,183
24,779	Waterstone Financial, Inc.	319,897
31,404	WesBanco, Inc.	1,043,241
29,670	Westamerica Bancorp.(c)	1,453,237
31,753	Western Alliance Bancorp(b)	1,074,204
76,907	Western Asset Mortgage Capital Corp. REIT(c)	1,066,700
4,551	Westwood Holdings Group, Inc.	273,424
21,196	Whitestone REIT	274,064
51,809	Wilshire Bancorp, Inc.	602,021
30,471	Winthrop Realty Trust REIT	453,713
44,519	Wintrust Financial Corp.	2,400,464
12,915	World Acceptance Corp.(b)(c)	702,834
16,734	WSFS Financial Corp.	480,433

		271,609,720

	Health Care - 8.2%
5,090	Abaxis, Inc.	254,805
2,991	Abiomed, Inc.(b)	231,683
8,547	Acadia Healthcare Co., Inc.(b)	681,880
22,342	Accuray, Inc.(b)(c)	142,542
19,598	Aceto Corp.	459,181
12,301	Acorda Therapeutics, Inc.(b)	422,662
29,944	Affymetrix, Inc.(b)	328,186
22,050	Air Methods Corp.(b)	868,550
6,703	Akorn, Inc.(b)	309,075
11,876	Albany Molecular Research, Inc.(b)(c)	251,059
13,856	Align Technology, Inc.(b)	868,771
14,428	Alkermes PLC(b)	1,010,249
11,496	Alliance HealthCare Services, Inc.(b)	171,980
11,805	Almost Family, Inc.(b)	516,587
1,899	Alnylam Pharmaceuticals, Inc.(b)	241,990

Schedule of Investments(a)

36,325	Amedisys, Inc.(b)	$1,584,860
26,565	AMN Healthcare Services, Inc.(b)	781,808
34,225	Amsurg Corp.(b)	2,455,302
7,715	Analogic Corp.	621,443
24,952	AngioDynamics, Inc.(b)	386,756
4,128	Anika Therapeutics, Inc.(b)	156,451
23,835	ARIAD Pharmaceuticals, Inc.(b)(c)	194,494
4,907	athenahealth, Inc.(b)(c)	686,784
978	Atrion Corp.	395,014
10,861	BioMarin Pharmaceutical, Inc.(b)	1,588,638
21,740	Bio-Reference Laboratories, Inc.(b)	964,604
136,650	BioScrip, Inc.(b)(c)	342,992
13,762	Bio-Techne Corp.	1,505,288
73,424	Bruker Corp.(b)	1,545,575
12,623	Cambrex Corp.(b)	621,683
7,382	Cantel Medical Corp.	405,124
15,314	Capital Senior Living Corp.(b)	341,349
17,205	Catalent, Inc.(b)	586,346
10,271	Celldex Therapeutics, Inc.(b)	241,882
6,557	Cepheid, Inc.(b)	364,504
21,344	Charles River Laboratories International, Inc.(b)	1,656,721
10,244	Chemed Corp.	1,520,824
15,903	Civitas Solutions, Inc.(b)	357,658
3,419	Clovis Oncology, Inc.(b)	288,666
9,058	Computer Programs & Systems, Inc.	423,643
18,351	CONMED Corp.	1,040,869
8,947	CorVel Corp.(b)	285,946
30,993	Cross Country Healthcare, Inc.(b)	374,086
19,574	CryoLife, Inc.	214,335
8,770	Cyberonics, Inc.(b)	538,478
10,682	Cynosure, Inc., Class A(b)	414,462
13,272	Emergent Biosolutions, Inc.(b)	435,720
8,213	Ensign Group, Inc. (The)	419,849
8,835	Exactech, Inc.(b)	176,523
12,679	ExamWorks Group, Inc.(b)	444,779
119,116	Five Star Quality Care, Inc.(b)	538,404
45,365	Genesis Healthcare, Inc., Class A(b)	277,180
25,986	Globus Medical, Inc., Class A(b)	729,167
19,112	Greatbatch, Inc.(b)	1,042,177
34,180	Haemonetics Corp.(b)	1,367,542
56,219	Hanger, Inc.(b)	1,216,579
32,323	Healthways, Inc.(b)	409,209
2,079	HeartWare International, Inc.(b)	188,586
33,871	Hill-Rom Holdings, Inc.	1,897,792
50,155	HMS Holdings Corp.(b)	577,786
27,114	ICON PLC (Ireland)(b)	2,190,811
7,675	ICU Medical, Inc.(b)	766,886
24,751	IDEXX Laboratories, Inc.(b)	1,800,140
35,688	Impax Laboratories, Inc.(b)	1,729,441
69,162	IMS Health Holdings, Inc.(b)	2,292,720
8,306	Infinity Pharmaceuticals, Inc.(b)	72,594
6,081	Insulet Corp.(b)	206,085
17,025	Integra LifeSciences Holdings Corp.(b)	1,091,813
61,703	Invacare Corp.	1,052,036
15,963	IPC Healthcare, Inc.(b)	885,148
5,302	Isis Pharmaceuticals, Inc.(b)	291,239
9,481	Jazz Pharmaceuticals PLC(b)	1,822,627
12,586	Landauer, Inc.	446,551
16,021	LHC Group, Inc.(b)	645,486
21,606	Luminex Corp.(b)	372,271
33,302	Masimo Corp.(b)	1,388,027
53,523	MedAssets, Inc.(b)	1,247,086
38,599	Medicines Co. (The)(b)	1,211,623
6,551	Medidata Solutions, Inc.(b)	352,444
38,767	Meridian Bioscience, Inc.	701,295
35,355	Merit Medical Systems, Inc.(b)	903,674

17,743	Momenta Pharmaceuticals, Inc.(b)	$385,733
33,999	Myriad Genetics, Inc.(b)(c)	1,160,046
12,239	Natus Medical, Inc.(b)	552,713
9,242	Neogen Corp.(b)	537,792
19,083	NuVasive, Inc.(b)	1,049,756
14,441	NxStage Medical, Inc.(b)	206,217
14,720	Omnicell, Inc.(b)	537,574
26,896	OPKO Health, Inc.(b)(c)	440,288
24,213	OraSure Technologies, Inc.(b)	119,612
20,354	Orthofix International NV(b)	679,009
26,884	PAREXEL International Corp.(b)	1,853,921
68,350	PharMerica Corp.(b)	2,335,520
5,600	Portola Pharmaceuticals, Inc.(b)	276,864
9,648	Premier, Inc., Class A(b)	345,012
29,233	Prestige Brands Holdings, Inc.(b)	1,392,075
18,630	Providence Service Corp. (The)(b)	876,728
48,626	Quality Systems, Inc.	619,982
11,536	Quidel Corp.(b)	238,911
60,192	RadNet, Inc.(b)	402,684
4,961	Regeneron Pharmaceuticals, Inc.(b)	2,746,707
53,944	Rigel Pharmaceuticals, Inc.(b)	160,753
41,590	RTI Surgical, Inc.(b)	302,775
6,912	Sagent Pharmaceuticals, Inc.(b)	169,897
13,443	Sarepta Therapeutics, Inc.(b)(c)	429,101
23,680	SciClone Pharmaceuticals, Inc.(b)	215,725
5,675	SeaSpine Holdings Corp.(b)	88,984
6,262	Seattle Genetics, Inc.(b)	299,762
72,595	Select Medical Holdings Corp.	1,047,546
23,571	Sirona Dental Systems, Inc.(b)	2,446,198
7,214	Spectranetics Corp. (The)(b)	123,359
44,015	Spectrum Pharmaceuticals, Inc.(b)(c)	304,364
9,367	Surgical Care Affiliates, Inc.(b)	356,133
7,693	SurModics, Inc.(b)	180,709
20,046	Syneron Medical Ltd. (Israel)(b)	206,875
28,170	Team Health Holdings, Inc.(b)	1,898,940
26,933	Thoratec Corp.(b)	1,704,590
16,501	Tornier NV(b)	410,710
104,548	Triple-S Management Corp., Class B(b)	2,256,146
61,953	Universal American Corp.(b)	574,304
7,632	US Physical Therapy, Inc.	403,428
6,148	Vascular Solutions, Inc.(b)	228,890
12,963	Vertex Pharmaceuticals, Inc.(b)	1,750,005
34,221	West Pharmaceutical Services, Inc.	2,048,811
18,307	Wright Medical Group, Inc.(b)	473,053

		95,675,277

	Industrials - 16.6%
31,373	A.O. Smith Corp.	2,253,209
13,653	AAON, Inc.	302,960
60,598	AAR Corp.	1,633,116
195,687	ACCO Brands Corp.(b)	1,600,720
72,935	Accuride Corp.(b)	296,845
63,529	Actuant Corp., Class A	1,464,979
13,137	Acuity Brands, Inc.	2,643,033
9,673	Advanced Drainage Systems, Inc.	269,200
10,215	Advisory Board Co. (The)(b)	611,879
81,647	Aegion Corp.(b)	1,614,161
35,568	AerCap Holdings NV (Netherlands)(b)	1,666,005
33,345	Aerojet Rocketdyne Holdings, Inc.(b)	780,606
12,101	Aerovironment, Inc.(b)	315,352
55,130	Air Lease Corp.	1,948,846
83,867	Air Transport Services Group, Inc.(b)	868,023
91,545	Aircastle Ltd.	2,203,488
12,143	Alamo Group, Inc.	637,993
18,838	Alaska Air Group, Inc.	1,426,979
20,763	Albany International Corp., Class A	772,799
507	Allegiant Travel Co.	107,854
23,749	Altra Industrial Motion Corp.	603,225

Schedule of Investments(a)

5,375	AMERCO	$1,931,614
36,486	Ameresco, Inc., Class A(b)	251,753
5,843	American Railcar Industries, Inc.(c)	233,428
9,535	American Science & Engineering, Inc.	426,119
5,539	American Woodmark Corp.(b)	364,245
13,695	Apogee Enterprises, Inc.	755,690
41,083	Applied Industrial Technologies, Inc.	1,587,036
31,780	ARC Document Solutions, Inc.(b)	219,600
26,431	ArcBest Corp.	873,545
6,472	Argan, Inc.	251,631
18,496	Astec Industries, Inc.	727,078
3,798	Astronics Corp.(b)	235,476
3,854	Atlas Air Worldwide Holdings, Inc.(b)	189,424
18,953	AZZ, Inc.	980,818
38,257	Barnes Group, Inc.	1,489,345
6,445	Barrett Business Services, Inc.	266,823
67,575	Beacon Roofing Supply, Inc.(b)	2,365,125
43,973	Blount International, Inc.(b)	367,614
58,972	Brady Corp., Class A	1,387,021
82,034	Briggs & Stratton Corp.	1,515,988
32,055	Builders FirstSource, Inc.(b)	482,107
5,063	Caesarstone Sdot-Yam Ltd. (Israel)	363,220
14,756	CAI International, Inc.(b)	207,469
68,428	Casella Waste Systems, Inc., Class A(b)	434,518
84,518	CBIZ, Inc.(b)	828,276
25,678	CDI Corp.	310,961
11,908	CEB, Inc.	911,200
21,679	Celadon Group, Inc.	470,434
195,959	Cenveo, Inc.(b)(c)	342,928
45,862	Chart Industries, Inc.(b)	1,252,033
14,875	CIRCOR International, Inc.	711,471
25,315	CLARCOR, Inc.	1,523,204
19,364	Columbus McKinnon Corp.	454,279
52,029	Comfort Systems USA, Inc.	1,438,082
84,703	Commercial Vehicle Group, Inc.(b)	500,595
9,277	Continental Building Products, Inc.(b)	197,044
1,842	Copa Holdings SA, Class A (Panama)	139,126
45,043	Copart, Inc.(b)	1,622,899
26,430	Costamare, Inc. (Greece)	450,103
14,515	Covenant Transportation Group, Inc., Class A(b)	342,699
10,982	CRA International, Inc.(b)	256,320
18,573	Cubic Corp.	824,084
158,629	Diana Shipping, Inc. (Greece)(b)(c)	1,197,649
52,395	DigitalGlobe, Inc.(b)	1,109,726
18,375	Douglas Dynamics, Inc.	377,055
19,175	Ducommun, Inc.(b)	459,241
12,315	DXP Enterprises, Inc.(b)	451,961
34,066	Dycom Industries, Inc.(b)	2,250,400
15,560	Dynamic Materials Corp.	175,517
40,130	Eagle Bulk Shipping, Inc.(b)	346,723
11,037	Echo Global Logistics, Inc.(b)	356,495
23,670	Encore Wire Corp.	812,591
24,499	Engility Holdings, Inc.	536,773
61,034	Ennis, Inc.	1,024,151
19,404	EnPro Industries, Inc.	983,395
24,332	ESCO Technologies, Inc.	926,319
9,008	Exponent, Inc.	400,766
41,439	Federal Signal Corp.	619,927
15,079	Forward Air Corp.	732,085
27,577	Franklin Electric Co., Inc.	795,872
8,930	FreightCar America, Inc.	171,992
47,518	Furmanite Corp.(b)	309,817
17,505	G&K Services, Inc., Class A	1,147,628
46,831	Gibraltar Industries, Inc.(b)	896,345
60,925	Global Brass & Copper Holdings, Inc.	1,026,586
34,450	Global Power Equipment Group, Inc.	232,538

45,364	Golden Ocean Group Ltd. (Norway)	$176,466
9,706	GP Strategies Corp.(b)	278,465
27,213	Graco, Inc.	1,945,457
568,299	GrafTech International Ltd.(b)(c)	2,858,544
38,488	Granite Construction, Inc.	1,309,362
93,946	Great Lakes Dredge & Dock Corp.(b)	476,306
17,323	Greenbrier Cos., Inc. (The)(c)	792,527
60,267	Griffon Corp.	1,039,003
52,944	H&E Equipment Services, Inc.	949,815
18,926	Hardinge, Inc.	160,871
5,749	Hawaiian Holdings, Inc.(b)	124,868
39,351	Healthcare Services Group, Inc.	1,373,743
34,504	Heartland Express, Inc.	735,970
7,495	HEICO Corp.	410,951
19,560	Heidrick & Struggles International, Inc.	427,777
42,966	Herman Miller, Inc.	1,204,767
94,275	Hill International, Inc.(b)	450,635
60,364	Hillenbrand, Inc.	1,711,923
34,842	HNI Corp.	1,727,815
27,452	Houston Wire & Cable Co.	253,657
54,692	Hub Group, Inc., Class A(b)	2,304,174
13,696	Huron Consulting Group, Inc.(b)	1,047,333
12,461	Hyster-Yale Materials Handling, Inc., Class A	843,236
17,977	ICF International, Inc.(b)	659,037
79,881	InnerWorkings, Inc.(b)	599,108
21,128	Insperity, Inc.	1,062,316
12,576	Insteel Industries, Inc.	205,492
46,638	Interface, Inc.	1,211,189
19,914	International Shipholding Corp.	99,769
83,949	JetBlue Airways Corp.(b)	1,929,148
22,521	John Bean Technologies Corp.	820,890
9,022	Kadant, Inc.	411,313
34,914	Kaman Corp.	1,378,056
102,028	Kelly Services, Inc., Class A	1,524,298
35,443	KEYW Holding Corp. (The)(b)(c)	288,152
21,218	Kforce, Inc.	495,865
59,417	Kimball International, Inc., Class B	672,600
33,380	Knight Transportation, Inc.	902,595
38,772	Knoll, Inc.	938,282
35,031	Korn/Ferry International	1,172,838
108,015	Kratos Defense & Security Solutions, Inc.(b)	589,762
27,330	Landstar System, Inc.	1,968,580
111,038	Layne Christensen Co.(b)	921,615
8,988	LB Foster Co., Class A	263,798
20,969	Lennox International, Inc.	2,475,810
6,970	Lindsay Corp.	584,574
16,504	LMI Aerospace, Inc.(b)	166,690
23,657	LSI Industries, Inc.	235,624
12,991	Lydall, Inc.(b)	385,963
17,037	Manitex International, Inc.(b)(c)	107,674
21,456	Marten Transport Ltd.	416,032
21,483	Masonite International Corp.(b)	1,483,831
8,029	Matson, Inc.	332,561
20,020	Matthews International Corp., Class A	1,078,077
27,532	McGrath RentCorp	698,212
138,317	Meritor, Inc.(b)	1,947,503
13,961	Middleby Corp. (The)(b)	1,713,015
15,272	Miller Industries, Inc.	267,413
20,769	Mistras Group, Inc.(b)	373,634
30,406	Mobile Mini, Inc.	1,128,975
28,565	MSA Safety, Inc.	1,475,382
42,923	Mueller Industries, Inc.	1,389,418
78,168	Mueller Water Products, Inc., Class A	698,040
8,072	Multi-Color Corp.	515,478
31,784	MYR Group, Inc.(b)	954,791

Schedule of Investments(a)

12,365	National Presto Industries, Inc.(c)	$978,813
85,840	Navigant Consulting, Inc.(b)	1,349,405
297,750	Navios Maritime Holdings, Inc. (Monaco)(c)	1,101,675
15,873	NCI Building Systems, Inc.(b)	205,555
8,859	NN, Inc.	202,251
23,340	Nordson Corp.	1,729,727
14,118	Nortek, Inc.(b)	1,151,888
20,486	Northwest Pipe Co.(b)	369,772
25,664	On Assignment, Inc.(b)	983,445
42,362	Orion Marine Group, Inc.(b)	306,701
9,560	Park-Ohio Holdings Corp.	429,340
32,000	Performant Financial Corp.(b)	100,160
16,156	Ply Gem Holdings, Inc.(b)	233,454
18,948	Polypore International, Inc.(b)	1,139,154
19,011	Powell Industries, Inc.	567,288
18,292	PowerSecure International, Inc.(b)	276,941
4,762	Preformed Line Products Co.	164,099
31,305	Primoris Services Corp.	568,186
81,027	Quad Graphics, Inc., Class A	1,332,894
41,384	Quality Distribution, Inc.(b)	658,419
32,398	Quanex Building Products Corp.	650,552
35,765	Raven Industries, Inc.	694,914
14,293	RBC Bearings, Inc.(b)	968,351
41,321	Republic Airways Holdings, Inc.(b)	208,258
33,475	Resources Connection, Inc.	529,909
30,494	Roadrunner Transportation Systems, Inc.(b)	798,333
42,830	Rollins, Inc.	1,242,070
16,013	RPX Corp.(b)	247,881
57,695	Rush Enterprises, Inc., Class A(b)	1,470,646
133,628	Safe Bulkers, Inc. (Greece)(c)	459,680
22,038	Saia, Inc.(b)	956,890
72,415	Seaspan Corp.(c)	1,328,091
24,994	Simpson Manufacturing Co., Inc.	895,285
54,384	SkyWest, Inc.	900,599
3,408	SolarCity Corp.(b)(c)	197,664
25,466	SP Plus Corp.(b)	665,936
9,212	Sparton Corp.(b)	219,798
1,562	Spirit Airlines, Inc.(b)	93,439
8,361	Standex International Corp.	625,737
44,086	Star Bulk Carriers Corp. (Greece)(b)(c)	133,140
92,165	Steelcase, Inc., Class A	1,645,145
21,096	Stock Building Supply Holdings, Inc.(b)	408,840
8,194	Sun Hydraulics Corp.	290,231
65,123	Swift Transportation Co., Class A(b)	1,551,230
48,272	TAL International Group, Inc.(b)	955,786
7,265	TASER International, Inc.(b)(c)	197,753
18,948	Team, Inc.(b)	822,343
11,051	Tennant Co.	660,960
85,223	Tetra Tech, Inc.	2,270,341
26,865	Textainer Group Holdings Ltd.(c)	608,761
19,154	Thermon Group Holdings, Inc.(b)	462,186
123,894	Titan International, Inc.	1,157,170
76,429	Titan Machinery, Inc.(b)	1,073,827
26,763	Toro Co. (The)	1,828,716
7,001	Trex Co., Inc.(b)	317,635
47,587	TriMas Corp.(b)	1,118,295
14,226	TriNet Group, Inc.(b)	382,395
54,183	TrueBlue, Inc.(b)	1,395,754
14,524	Twin Disc, Inc.	233,836
10,229	UniFirst Corp.	1,133,578
27,442	Universal Forest Products, Inc.	1,742,567
8,874	Universal Truckload Services, Inc.	187,508
10,083	US Ecology, Inc.	462,709
9,098	USA Truck, Inc.(b)	177,957
51,087	USG Corp.(b)	1,582,675
43,273	Veritiv Corp.(b)	1,612,352

31,414	Viad Corp.	$900,639
4,129	VSE Corp.	195,715
68,195	Wabash National Corp.(b)	936,999
21,902	Wabtec Corp.	2,216,263
4,523	WageWorks, Inc.(b)	225,924
22,034	Watts Water Technologies, Inc., Class A	1,222,006
62,123	Werner Enterprises, Inc.	1,754,354
69,178	Wesco Aircraft Holdings, Inc.(b)	995,471
20,792	West Corp.	599,849
44,916	Woodward, Inc.	2,217,054
14,776	Xerium Technologies, Inc.(b)	250,749
8,767	XPO Logistics, Inc.(b)(c)	380,049

		194,304,276

	Information Technology - 17.0%
30,667	3D Systems Corp.(b)(c)	403,578
53,368	ACI Worldwide, Inc.(b)	1,263,221
25,625	Actua Corp.(b)	377,456
82,618	Acxiom Corp.(b)	1,479,688
46,722	ADTRAN, Inc.	770,913
23,407	Advanced Energy Industries, Inc.(b)	613,029
19,568	Agilysys, Inc.(b)	165,741
30,584	Alpha & Omega Semiconductor Ltd.(b)	240,084
27,088	American Software, Inc., Class A	249,751
39,367	Applied Micro Circuits Corp.(b)	244,469
69,995	ARRIS Group, Inc.(b)	2,164,245
5,705	Aspen Technology, Inc.(b)	253,188
214,909	Atmel Corp.	1,779,447
10,598	AVG Technologies NV(b)	304,587
26,979	Avid Technology, Inc.(b)(c)	330,763
65,261	AVX Corp.	879,066
97,172	Axcelis Technologies, Inc.(b)	286,657
7,385	Badger Meter, Inc.	434,386
47,091	Bankrate, Inc.(b)	429,470
13,955	Bel Fuse, Inc., Class B	308,126
19,732	Belden, Inc.	1,168,726
29,326	Black Box Corp.	459,245
15,694	Blackbaud, Inc.	959,845
17,262	Blackhawk Network Holdings, Inc.(b)	792,844
53,671	Blucora, Inc.(b)	760,518
15,225	Bottomline Technologies (de), Inc.(b)	418,078
8,490	BroadSoft, Inc.(b)	296,471
55,310	Brooks Automation, Inc.	583,520
30,758	Cabot Microelectronics Corp.(b)	1,394,568
111,545	Cadence Design Systems, Inc.(b)	2,339,099
11,467	CalAmp Corp.(b)	196,200
38,823	Calix, Inc.(b)	327,278
33,806	Canadian Solar, Inc. (Canada)(b)(c)	907,860
22,267	Cardtronics, Inc.(b)	825,438
5,413	Cass Information Systems, Inc.	284,724
5,285	Cavium, Inc.(b)	358,323
10,678	CEVA, Inc.(b)	199,999
56,376	Checkpoint Systems, Inc.	492,726
28,970	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan)	476,846
101,931	Ciber, Inc.(b)	337,392
37,628	Ciena Corp.(b)	957,633
11,187	Cimpress NV(b)	721,897
38,822	Cirrus Logic, Inc.(b)	1,281,514
20,818	Cognex Corp.	942,431
19,409	Coherent, Inc.(b)	1,124,752
30,309	Cohu, Inc.	300,362
16,588	CommVault Systems, Inc.(b)	621,552
24,499	Computer Task Group, Inc.	171,248
5,874	comScore, Inc.(b)	343,629
25,719	Comtech Telecommunications Corp.	740,964
23,032	Comverse, Inc.(b)	466,859
8,641	Constant Contact, Inc.(b)	223,283

Schedule of Investments(a)

90,960	Convergys Corp.	$2,284,006
5,432	CoStar Group, Inc.(b)	1,093,407
18,834	Cray, Inc.(b)	488,554
26,534	CSG Systems International, Inc.	825,207
29,813	CTS Corp.	560,186
74,138	Cypress Semiconductor Corp.(b)	851,104
54,812	Daktronics, Inc.	626,501
28,370	Datalink Corp.(b)	192,349
18,403	Dealertrack Technologies, Inc.(b)	1,142,274
3,473	Demandware, Inc.(b)	262,420
34,660	DHI Group, Inc.(b)	276,240
36,034	Digi International, Inc.(b)	364,664
30,845	Diodes, Inc.(b)	684,451
35,961	Dolby Laboratories, Inc., Class A	1,264,029
16,384	DSP Group, Inc.(b)	143,032
8,782	DTS, Inc.(b)	250,199
252,234	EarthLink Holdings Corp.	1,851,398
15,061	Ebix, Inc.	466,740
25,048	Electro Rent Corp.	251,732
64,487	Electro Scientific Industries, Inc.	296,640
27,282	Electronics for Imaging, Inc.(b)	1,246,787
3,426	Ellie Mae, Inc.(b)	268,770
34,203	EMCORE Corp.(b)	211,717
21,226	EnerNOC, Inc.(b)	174,690
79,763	Entegris, Inc.(b)	1,181,689
3,554	Envestnet, Inc.(b)	160,961
4,944	EPAM Systems, Inc.(b)	366,400
26,918	EPIQ Systems, Inc.	445,493
8,261	ePlus, Inc.(b)	635,354
27,769	Euronet Worldwide, Inc.(b)	1,902,176
28,931	EVERTEC, Inc.	544,481
20,799	Exar Corp.(b)	163,688
16,089	ExlService Holdings, Inc.(b)	623,771
83,344	Extreme Networks, Inc.(b)	193,358
32,929	Fabrinet NVDR (Thailand)(b)	611,162
11,066	FactSet Research Systems, Inc.	1,833,194
11,048	Fair Isaac Corp.	1,001,943
7,634	FARO Technologies, Inc.(b)	335,056
16,452	FEI Co.	1,414,378
69,018	Finisar Corp.(b)	1,201,603
11,307	FireEye, Inc.(b)	503,048
12,123	FleetCor Technologies, Inc.(b)	1,876,883
6,886	Fleetmatics Group PLC(b)	329,633
31,047	FormFactor, Inc.(b)	224,470
9,337	Forrester Research, Inc.	292,061
22,713	Fortinet, Inc.(b)	1,084,319
38,794	Freescale Semiconductor Ltd.(b)	1,546,717
18,931	Gartner, Inc.(b)	1,676,719
53,308	Global Cash Access Holdings, Inc.(b)	269,205
23,573	Global Payments, Inc.	2,642,298
9,362	Grubhub, Inc.(b)	296,869
27,113	GSI Group, Inc.(b)	384,191
4,592	Guidewire Software, Inc.(b)	271,158
23,590	Hackett Group, Inc. (The)	301,952
92,364	Harmonic, Inc.(b)	555,108
27,360	Heartland Payment Systems, Inc.	1,704,528
58,516	Higher One Holdings, Inc.(b)	135,757
20,745	Hollysys Automation Technologies Ltd. (China)	441,454
17,418	HomeAway, Inc.(b)	523,237
67,443	Hutchinson Technology, Inc.(b)	122,746
33,110	IAC/InterActiveCorp.	2,558,079
59,320	II-VI, Inc.(b)	1,008,440
49,725	Imation Corp.(b)	203,872
29,551	Infinera Corp.(b)	707,451
38,409	Informatica Corp.(b)	1,863,605
10,639	Inphi Corp.(b)	241,824

50,299	Integrated Device Technology, Inc.(b)	$961,214
26,646	Integrated Silicon Solution, Inc.	584,347
5,354	Interactive Intelligence Group, Inc.(b)	221,977
23,785	InterDigital, Inc.	1,286,055
38,505	Internap Corp.(b)	354,631
107,413	Intersil Corp., Class A	1,195,507
21,354	InterXion Holding NV (Netherlands)(b)	589,797
24,057	Intralinks Holdings, Inc.(b)	273,288
14,905	InvenSense, Inc.(b)(c)	195,255
7,546	IPG Photonics Corp.(b)	695,892
56,848	Itron, Inc.(b)	1,832,211
51,838	Ixia(b)	684,262
19,887	IXYS Corp.	208,018
17,774	j2 Global, Inc.	1,251,290
26,387	Jack Henry & Associates, Inc.	1,843,396
84,322	Kemet Corp.(b)	196,470
76,083	Kulicke & Soffa Industries, Inc. (Singapore)(b)	792,024
13,960	KVH Industries, Inc.(b)	171,429
82,831	Lattice Semiconductor Corp.(b)	407,529
63,360	Lionbridge Technologies, Inc.(b)	372,557
46,744	Liquidity Services, Inc.(b)	419,761
10,820	Littelfuse, Inc.	995,440
19,350	LivePerson, Inc.(b)	185,953
3,754	LogMeIn, Inc.(b)	276,219
149,455	Magnachip Semiconductor Corp. (South Korea)(b)	1,279,335
10,818	Manhattan Associates, Inc.(b)	701,223
46,605	ManTech International Corp., Class A	1,389,295
18,359	MAXIMUS, Inc.	1,252,267
29,904	Maxwell Technologies, Inc.(b)(c)	137,259
15,860	Mellanox Technologies Ltd. (Israel)(b)	666,913
58,682	Mentor Graphics Corp.	1,531,013
3,344	MercadoLibre, Inc. (Argentina)	437,027
25,460	Mercury Systems, Inc.(b)	358,731
17,891	Methode Electronics, Inc.	480,016
24,778	Micrel, Inc.	345,653
52,734	Microsemi Corp.(b)	1,737,058
3,245	MicroStrategy, Inc., Class A(b)	661,493
149,883	Millennial Media, Inc.(b)(c)	257,799
34,903	MKS Instruments, Inc.	1,239,056
123,865	ModusLink Global Solutions, Inc.(b)	402,561
84,788	MoneyGram International, Inc.(b)	864,838
7,647	Monolithic Power Systems, Inc.	395,426
6,526	Monotype Imaging Holdings, Inc.	162,693
186,319	Monster Worldwide, Inc.(b)	1,313,549
9,337	MTS Systems Corp.	603,264
13,723	Multi-Fineline Electronix, Inc.(b)	245,093
12,168	Nanometrics, Inc.(b)	166,458
53,650	National Instruments Corp.	1,553,704
51,941	Net 1 UEPS Technologies, Inc. (South Africa)(b)	1,008,694
48,113	NETGEAR, Inc.(b)	1,611,304
19,095	NetScout Systems, Inc.(b)	761,509
2,006	NetSuite, Inc.(b)	198,273
67,377	NeuStar, Inc., Class A(b)(c)	2,079,928
32,781	Newport Corp.(b)	519,251
31,411	NIC, Inc.	566,654
37,289	Novatel Wireless, Inc.(b)(c)	92,104
168,446	Oclaro, Inc.(b)(c)	387,426
57,318	OmniVision Technologies, Inc.(b)	1,399,706
43,991	Orbotech Ltd. (Israel)(b)	837,589
12,291	OSI Systems, Inc.(b)	862,582
27,906	Pandora Media, Inc.(b)	488,913
36,549	Park Electrochemical Corp.	645,455
14,221	PC Connection, Inc.	315,564
10,539	Pegasystems, Inc.	285,502

Schedule of Investments(a)

22,196	Perficient, Inc.(b)	$360,241
16,153	Pericom Semiconductor Corp.	193,351
103,264	Photronics, Inc.(b)	851,928
23,085	Plantronics, Inc.	1,340,777
49,154	Plexus Corp.(b)	1,874,734
97,844	PMC-Sierra, Inc.(b)	666,318
134,947	Polycom, Inc.(b)	1,535,697
9,490	Power Integrations, Inc.	367,832
44,402	PRGX Global, Inc.(b)	185,600
35,067	Progress Software Corp.(b)	1,040,789
54,037	PTC, Inc.(b)	1,964,245
12,988	Qlik Technologies, Inc.(b)	525,494
82,663	QLogic Corp.(b)	733,221
263,844	Quantum Corp.(b)	279,675
51,240	QuinStreet, Inc.(b)	298,217
38,398	Rackspace Hosting, Inc.(b)	1,306,684
17,153	RADWARE Ltd. (Israel)(b)	326,593
38,502	Rambus, Inc.(b)	503,991
18,818	RealD, Inc.(b)	236,166
37,251	RealNetworks, Inc.(b)	174,335
15,344	RealPage, Inc.(b)	294,605
17,845	RetailMeNot, Inc.(b)	270,352
36,696	Rofin-Sinar Technologies, Inc.(b)	915,198
10,796	Rogers Corp.(b)	604,252
19,561	Rosetta Stone, Inc.(b)	142,208
80,725	Rovi Corp.(b)	887,168
51,525	Rubicon Technology, Inc.(b)(c)	91,199
28,351	Rudolph Technologies, Inc.(b)	318,098
20,443	Sabre Corp.	543,784
59,652	ScanSource, Inc.(b)	2,256,635
37,555	SeaChange International, Inc.(b)	258,754
27,657	Semtech Corp.(b)	486,487
29,644	ShoreTel, Inc.(b)	210,176
34,653	Sigma Designs, Inc.(b)	359,352
38,660	Silicon Graphics International Corp.(b)	197,553
21,679	Silicon Laboratories, Inc.(b)	975,338
36,999	SINA Corp. (China)(b)	1,502,529
35,092	Sohu.com, Inc. (China)(b)	1,688,978
13,952	SolarWinds, Inc.(b)	556,545
29,178	Solera Holdings, Inc.	1,067,623
5,625	Splunk, Inc.(b)	393,413
23,082	SS&C Technologies Holdings, Inc.	1,570,268
3,751	Stamps.com, Inc.(b)	257,319
29,159	Stratasys Ltd.(b)(c)	896,056
27,356	SunEdison Semiconductor PTE Ltd.(b)	386,814
54,150	SunEdison, Inc.(b)	1,260,612
26,142	SunPower Corp.(b)(c)	706,618
17,190	Super Micro Computer, Inc.(b)	458,457
55,643	Sykes Enterprises, Inc.(b)	1,356,576
11,824	Synaptics, Inc.(b)	938,589
10,817	Synchronoss Technologies, Inc.(b)	517,053
13,216	Syntel, Inc.(b)	577,407
1,693	Tableau Software, Inc., Class A(b)	177,325
76,244	Take-Two Interactive Software, Inc.(b)	2,407,786
14,218	Tangoe, Inc.(b)	156,682
90,035	TeleCommunication Systems, Inc., Class A(b)	330,428
23,166	Telenav, Inc.(b)	162,162
23,282	TeleTech Holdings, Inc.	631,641
10,395	TESSCO Technologies, Inc.	256,445
15,254	Tessera Technologies, Inc.	528,704
62,217	TiVo, Inc.(b)	619,681
118,249	TTM Technologies, Inc.(b)	1,079,613
33,684	Twitter, Inc.(b)	1,044,541
4,728	Tyler Technologies, Inc.(b)	659,745
2,438	Ultimate Software Group, Inc. (The)(b)	449,104
33,145	Ultra Clean Holdings, Inc.(b)	251,239

26,751	Ultratech, Inc.(b)	$425,876
54,259	United Online, Inc.(b)	754,200
9,825	Universal Display Corp.(b)	468,751
44,966	Veeco Instruments, Inc.(b)	1,163,720
56,637	VeriFone Systems, Inc.(b)	1,822,579
23,361	Verint Systems, Inc.(b)	1,360,077
25,928	ViaSat, Inc.(b)	1,607,536
117,715	Viavi Solutions, Inc.(b)	1,305,459
12,580	Virtusa Corp.(b)	603,085
21,232	Vishay Precision Group, Inc.(b)	296,399
21,789	VMware, Inc., Class A(b)	1,942,054
11,906	Web.com Group, Inc.(b)	296,340
14,985	WebMD Health Corp.(b)	653,046
16,899	WEX, Inc.(b)	1,724,374
5,612	Workday, Inc., Class A(b)	473,260
29,294	Xcerra Corp.(b)	184,113
11,639	XO Group, Inc.(b)	172,606
110,837	Yandex NV, Class A (Russia)(b)	1,541,743
7,562	Yelp, Inc., Class A(b)	199,637
19,944	Zebra Technologies Corp., Class A(b)	2,146,573
2,713	Zillow Group, Inc., Class A(b)(c)	221,110
655,109	Zynga, Inc., Class A(b)	1,624,670

		198,602,025

	Materials - 4.9%
37,678	A. Schulman, Inc.	1,402,752
74,130	A.M. Castle & Co.(b)(c)	211,270
11,373	AEP Industries, Inc.(b)	549,885
24,466	American Vanguard Corp.	313,654
14,771	Ampco-Pittsburgh Corp.	196,602
9,336	Balchem Corp.	529,071
54,245	Boise Cascade Co.(b)	1,799,849
37,856	Calgon Carbon Corp.	669,673
49,422	Carpenter Technology Corp.	1,855,302
45,827	Century Aluminum Co.(b)	427,108
109,283	China Green Agriculture, Inc. (China)(c)	215,287
33,073	Clearwater Paper Corp.(b)	1,946,346
362,278	Coeur Mining, Inc.(b)(c)	1,278,841
4,329	Deltic Timber Corp.	280,952
16,160	Eagle Materials, Inc.	1,246,582
87,237	Ferro Corp.(b)	1,211,722
20,580	Flotek Industries, Inc.(b)(c)	352,330
30,995	FutureFuel Corp.	354,583
44,769	Globe Specialty Metals, Inc.	691,233
69,322	Gold Resource Corp.	153,202
40,423	H.B. Fuller Co.	1,619,345
11,280	Hawkins, Inc.	411,494
14,357	Haynes International, Inc.	611,177
23,869	Headwaters, Inc.(b)	453,750
361,792	Hecla Mining Co.	759,763
39,602	Horsehead Holding Corp.(b)(c)	327,905
22,902	Innophos Holdings, Inc.	1,178,995
17,537	Innospec, Inc.	758,475
64,351	Intrepid Potash, Inc.(b)	549,558
22,897	Kaiser Aluminum Corp.	1,933,652
37,546	KapStone Paper and Packaging Corp.	878,576
56,846	Koppers Holdings, Inc.	1,153,974
76,556	Kraton Performance Polymers, Inc.(b)	1,570,929
40,492	Kronos Worldwide, Inc.	398,441
106,121	Louisiana-Pacific Corp.(b)	1,564,224
20,455	LSB Industries, Inc.(b)	754,994
26,101	Materion Corp.	798,691
407,187	McEwen Mining, Inc.(c)	297,247
18,088	Minerals Technologies, Inc.	1,171,198
30,695	Myers Industries, Inc.	464,415
12,741	Neenah Paper, Inc.	771,850
265,017	Noranda Aluminum Holding Corp.	172,261
28,792	Olympic Steel, Inc.	348,959

Schedule of Investments(a)

63,142	OM Group, Inc.	$2,139,251
89,452	OMNOVA Solutions, Inc.(b)	578,754
31,209	Orion Engineered Carbons SA	582,048
67,068	P.H. Glatfelter Co.	1,368,858
9,039	Quaker Chemical Corp.	837,915
219,168	Rentech, Inc.(b)	166,853
27,642	Royal Gold, Inc.	1,393,710
59,055	Ryerson Holding Corp.(b)(c)	399,802
112,376	Schnitzer Steel Industries, Inc., Class A	1,765,427
25,972	Schweitzer-Mauduit International, Inc.	1,031,088
30,306	Scotts Miracle-Gro Co. (The), Class A	1,830,179
30,306	Stepan Co.	1,485,297
80,602	Stillwater Mining Co.(b)	767,331
108,539	SunCoke Energy, Inc.	1,333,944
28,293	Tredegar Corp.	477,020
45,650	Trinseo SA(b)(c)	1,112,034
75,617	Tronox Ltd., Class A	830,275
8,789	UFP Technologies, Inc.(b)	174,813
11,602	Universal Stainless & Alloy Products, Inc.(b)	156,743
6,650	US Concrete, Inc.(b)	281,494
91,979	Verso Corp.(b)	40,471
62,144	Wausau Paper Corp.	549,353
23,431	Westlake Chemical Corp.	1,463,735
62,732	Worthington Industries, Inc.	1,697,528

		57,100,040

	Telecommunication Services - 1.6%
39,460	8x8, Inc.(b)	343,697
166,318	Alaska Communications Systems Group, Inc.(b)	359,247
10,490	Atlantic Tele-Network, Inc.	742,063
525,531	Cincinnati Bell, Inc.(b)	2,054,826
13,710	Cogent Communications Group, Inc.	435,841
61,394	Consolidated Communications Holdings, Inc.	1,223,582
38,370	FairPoint Communications, Inc.(b)	637,709
58,525	General Communication, Inc., Class A(b)	1,076,860
16,087	Hawaiian Telcom Holdco, Inc.(b)	400,566
25,341	IDT Corp., Class B	431,304
38,539	Inteliquent, Inc.	701,410
85,801	Intelsat SA(b)(c)	815,967
116,895	Iridium Communications, Inc.(b)(c)	867,361
19,030	Lumos Networks Corp.	265,659
198,448	NTELOS Holdings Corp.(b)	1,268,083
33,782	ORBCOMM, Inc.(b)	208,097
64,206	Premiere Global Services, Inc.(b)	692,783
16,621	SBA Communications Corp., Class A(b)	2,006,487
19,823	Shenandoah Telecommunications Co.	681,515
41,745	Spok Holdings, Inc.	698,394
35,893	United States Cellular Corp.(b)	1,335,937
148,766	Vonage Holdings Corp.(b)	950,615

		18,198,003

	Utilities - 1.6%
18,898	Abengoa Yield PLC (Spain)	479,631
28,191	American States Water Co.	1,086,763
10,191	Artesian Resources Corp., Class A	219,820
50,254	California Water Service Group	1,081,969
14,529	Chesapeake Utilities Corp.	747,081
8,926	Connecticut Water Service, Inc.	303,841
19,235	Consolidated Water Co. Ltd. (Cayman Islands)	232,744
50,180	El Paso Electric Co.	1,828,057
68,348	Empire District Electric Co. (The)	1,572,688
38,448	Laclede Group, Inc. (The)	2,080,421
33,621	MGE Energy, Inc.	1,334,081
17,685	Middlesex Water Co.	402,157
41,748	Northwest Natural Gas Co.	1,807,271

5,577	NRG Yield, Inc., Class A(c)	$109,923
5,577	NRG Yield, Inc., Class C	107,580
12,374	Ormat Technologies, Inc.	503,374
43,894	Otter Tail Corp.	1,137,733
13,443	Pattern Energy Group, Inc.	328,413
17,214	SJW Corp.	513,838
65,579	South Jersey Industries, Inc.	1,589,635
21,577	Unitil Corp.	767,062
9,657	York Water Co. (The)	206,080

		18,440,162

	Total Common Stocks and Other Equity Interests (Cost $1,074,384,603)	1,165,988,223

	Warrants - 0.0%
	Energy - 0.0%
4,742	Magnum Hunter Resources Corp., expiring 05/15/16(b) (Cost $0)	0

	Money Market Fund - 0.0%
405,804	Invesco Premier Portfolio – Institutional Class, 0.07%(d) (Cost $405,804)	405,804

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,074,790,407)-99.8%	1,166,394,027

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.5%
63,907,549	Invesco Liquid Assets Portfolio – Institutional Class, 0.11%(d)(e) (Cost $63,907,549)	63,907,549

	Total Investments (Cost $1,138,697,956)(f)-105.3%	1,230,301,576
	Other assets less liabilities-(5.3)%	(62,250,361)

	Net Assets - 100.0%	$1,168,051,215

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Schedule of Investments(a)

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$61,251,743	$(61,251,743)	$-

*	Amount does not include excess collateral received, if any.

(f)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,156,369,321. The net unrealized appreciation was $73,932,255, which consisted of aggregate gross unrealized appreciation of $204,996,258 and aggregate gross unrealized depreciation of $131,064,003.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 26.9%
6,955	AutoZone, Inc.(b)	$4,875,038
66,150	DISH Network Corp., Class A(b)	4,273,951
64,508	Dollar General Corp.	5,184,508
98,079	Home Depot, Inc. (The)	11,478,185
54,121	L Brands, Inc.	4,368,647
66,913	Lowe’s Cos., Inc.	4,641,086
60,043	Marriott International, Inc., Class A	4,359,722
107,489	NIKE, Inc., Class B	12,384,883
21,330	O’Reilly Automotive, Inc.(b)	5,125,812
96,879	Ross Stores, Inc.	5,150,088
210,317	Starbucks Corp.	12,183,664
72,733	TJX Cos., Inc. (The)	5,078,218
99,015	Walt Disney Co. (The)	11,881,800

		90,985,602

	Consumer Staples - 11.5%
39,719	Constellation Brands, Inc., Class A	4,767,074
32,839	Costco Wholesale Corp.	4,771,507
106,741	CVS Health Corp.	12,005,160
128,644	Kroger Co. (The)	5,047,991
127,311	Walgreens Boots Alliance, Inc.	12,302,062

		38,893,794

	Financials - 4.2%
49,708	CME Group, Inc., Class A	4,773,957
19,777	Intercontinental Exchange, Inc.	4,509,947
43,317	Moody’s Corp.	4,783,496

		14,067,400

	Health Care - 28.6%
224,861	Abbott Laboratories	11,398,204
41,601	AmerisourceBergen Corp.	4,399,306
69,934	Amgen, Inc.	12,349,645
27,526	Biogen, Inc.(b)	8,774,738
169,166	Bristol-Myers Squibb Co.	11,104,056
53,108	Cardinal Health, Inc.	4,513,118
69,590	Cerner Corp.(b)	4,990,995
53,736	Express Scripts Holding Co.(b)	4,840,002
57,236	HCA Holdings, Inc.(b)	5,323,520
21,814	Humana, Inc.	3,972,111
19,740	McKesson Corp.	4,354,052
9,138	Regeneron Pharmaceuticals, Inc.(b)	5,059,345
90,911	UnitedHealth Group, Inc.	11,036,596
94,088	Zoetis, Inc.	4,608,430

		96,724,118

	Industrials - 5.5%
110,519	American Airlines Group, Inc.	4,431,812
27,033	FedEx Corp.	4,633,997
126,386	Southwest Airlines Co.	4,575,173
85,780	United Continental Holdings, Inc.(b)	4,837,134

		18,478,116

	Information Technology - 22.0%
83,883	Apple, Inc.	10,175,008
181,375	eBay, Inc.(b)	5,100,265
74,617	Electronic Arts, Inc.(b)	5,338,846

138,000	Facebook, Inc., Class A(b)	$12,973,380
44,960	Intuit, Inc.	4,755,419
118,449	MasterCard, Inc., Class A	11,536,932
41,718	NXP Semiconductors NV (Netherlands)(b)	4,046,229
42,819	Skyworks Solutions, Inc.	4,096,494
83,738	Texas Instruments, Inc.	4,185,225
159,117	Visa, Inc., Class A	11,987,875

		74,195,673

	Materials - 1.3%
16,249	Sherwin-Williams Co. (The)	4,513,322

	Total Common Stocks
	(Cost $297,716,531)	337,858,025

	Money Market Fund - 0.0%
126,587	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $126,587)	126,587

	Total Investments (Cost $297,843,118)(d)-100.0%	337,984,612
	Other assets less liabilities-(0.0)%	(76,571)

	Net Assets-100.0%	$337,908,041

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $298,618,259. The net unrealized appreciation was $39,366,353, which consisted of aggregate gross unrealized appreciation of $43,988,413 and aggregate gross unrealized depreciation of $4,622,060.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Large Cap Value Portfolio (PWV)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 2.8%
434,658	General Motors Co.	$13,696,073
233,527	Macy’s, Inc.	16,127,375

		29,823,448

	Consumer Staples - 7.9%
295,829	Archer-Daniels-Midland Co.	14,028,211
465,378	Procter & Gamble Co. (The)	35,694,493
491,194	Wal-Mart Stores, Inc.	35,356,144

		85,078,848

	Energy - 10.7%
354,179	Chevron Corp.	31,337,758
428,179	Exxon Mobil Corp.	33,916,059
302,239	Marathon Petroleum Corp.	16,523,406
197,609	Phillips 66	15,709,915
263,921	Valero Energy Corp.	17,313,218

		114,800,356

	Financials - 25.6%
146,835	ACE Ltd.	15,971,243
251,280	Aflac, Inc.	16,094,484
232,242	Allstate Corp. (The)	16,013,086
266,754	American International Group, Inc.	17,104,266
255,111	Berkshire Hathaway, Inc., Class B(b)	36,414,544
356,954	Blackstone Group LP (The)	14,010,444
160,355	Chubb Corp. (The)	19,936,937
75,823	Goldman Sachs Group, Inc. (The)	15,549,023
554,586	JPMorgan Chase & Co.	38,005,779
299,170	MetLife, Inc.	16,675,736
184,784	Prudential Financial, Inc.	16,327,514
154,615	Travelers Cos., Inc. (The)	16,407,744
651,907	Wells Fargo & Co.	37,725,858

		276,236,658

	Health Care - 9.6%
93,147	Anthem, Inc.	14,369,788
204,854	Medtronic PLC	16,058,505
599,125	Merck & Co., Inc.	35,324,410
1,049,805	Pfizer, Inc.	37,855,968

		103,608,671

	Industrials - 10.6%
166,894	Deere & Co.	15,783,165
111,548	General Dynamics Corp.	16,632,922
166,625	Illinois Tool Works, Inc.	14,907,939
83,076	Lockheed Martin Corp.	17,205,040
98,219	Northrop Grumman Corp.	16,992,869
245,981	PACCAR, Inc.	15,949,408
151,410	Raytheon Co.	16,517,317

		113,988,660

	Information Technology - 15.1%
1,244,649	Cisco Systems, Inc.	35,372,925
468,099	Hewlett-Packard Co.	14,286,381
1,058,637	Intel Corp.	30,647,541
215,036	International Business Machines Corp.	34,833,682
838,829	Oracle Corp.	33,502,830
160,583	Western Digital Corp.	13,819,773

		162,463,132

	Materials - 4.0%
300,263	Dow Chemical Co. (The)	$14,130,377
301,655	International Paper Co.	14,440,225
154,646	LyondellBasell Industries NV, Class A	14,510,434

		43,081,036

	Telecommunication Services - 6.6%
1,056,188	AT&T, Inc.	36,691,971
737,877	Verizon Communications, Inc.	34,525,265

		71,217,236

	Utilities - 7.1%
277,748	American Electric Power Co., Inc.	15,712,204
257,107	Edison International	15,428,991
462,151	Exelon Corp.	14,830,426
292,397	PG&E Corp.	15,353,767
366,751	Public Service Enterprise Group, Inc.	15,282,514

		76,607,902

	Total Investments (Cost $1,017,442,652)(c)- 100.0%	1,076,905,947
	Other assets less liabilities-0.0%	278,739

	Net Assets-100.0%	$1,077,184,686

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,027,589,195. The net unrealized appreciation was $49,316,752, which consisted of aggregate gross unrealized appreciation of $92,855,644 and aggregate gross unrealized depreciation of $43,538,892.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 2000 Equal Weight Portfolio (EQWS)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 11.8%
536	1-800-FLOWERS.COM, Inc., Class A(b)	$5,333
183	2U, Inc.(b)	5,872
242	Abercrombie & Fitch Co., Class A	4,862
185	AMC Entertainment Holdings, Inc., Class A	5,966
249	American Axle & Manufacturing Holdings, Inc.(b)	4,975
316	American Eagle Outfitters, Inc.	5,609
215	American Public Education, Inc.(b)	5,562
120	America’s Car-Mart, Inc.(b)	5,551
116	ANN, Inc.(b)	5,307
338	Apollo Education Group, Inc.(b)	4,330
161	Arctic Cat, Inc.	4,606
61	Asbury Automotive Group, Inc.(b)	5,386
324	Ascena Retail Group, Inc.(b)	4,056
164	Ascent Capital Group, Inc., Series A(b)	6,401
210	Barnes & Noble, Inc.(b)	5,521
201	Bassett Furniture Industries, Inc.	6,591
281	Beazer Homes USA, Inc.(b)	5,390
2,653	bebe stores, Inc.	4,881
441	Belmond Ltd., Class A(b)	5,340
385	Big 5 Sporting Goods Corp.	4,239
120	Big Lots, Inc.	5,182
14	Biglari Holdings, Inc.(b)	6,087
116	BJ’s Restaurants, Inc.(b)	5,981
580	Black Diamond, Inc.(b)	5,507
258	Bloomin’ Brands, Inc.	6,009
184	Blue Nile, Inc.(b)	5,836
111	Bob Evans Farms, Inc.	5,541
250	Bojangles’, Inc.(b)	6,247
182	Boot Barn Holdings, Inc.(b)	5,751
365	Boyd Gaming Corp.(b)	6,238
405	Bravo Brio Restaurant Group, Inc.(b)	5,261
565	Bridgepoint Education, Inc.(b)	5,322
94	Bright Horizons Family Solutions, Inc.(b)	5,663
119	Buckle, Inc. (The)	5,263
38	Buffalo Wild Wings, Inc.(b)	7,432
347	Build-A-Bear Workshop, Inc.(b)	6,055
108	Burlington Stores, Inc.(b)	5,944
799	Caesars Acquisition Co., Class A(b)	5,201
868	Caesars Entertainment Corp.(b)	4,522
171	Caleres, Inc.	5,650
591	Callaway Golf Co.	5,414
1,327	Cambium Learning Group, Inc.(b)	6,237
100	Capella Education Co.	5,151
1,504	Career Education Corp.(b)	4,783
199	Carmike Cinemas, Inc.(b)	4,985
228	Carriage Services, Inc.	5,479
525	Carrols Restaurant Group, Inc.(b)	5,785
142	Cato Corp. (The), Class A	5,454
75	Cavco Industries, Inc.(b)	5,481
2,523	Central European Media Enterprises Ltd., Class A (Czech Republic)(b)	6,055
261	Century Communities, Inc.(b)	5,272
103	Cheesecake Factory, Inc. (The)	5,947

706	Chegg, Inc.(b)	$5,867
215	Cherokee, Inc.	6,035
327	Chico’s FAS, Inc.	4,977
85	Children’s Place, Inc. (The)	4,921
1,356	Christopher & Banks Corp.(b)	4,380
48	Churchill Downs, Inc.	6,483
215	Chuy’s Holdings, Inc.(b)	6,108
220	Citi Trends, Inc.(b)	5,238
231	ClubCorp Holdings, Inc.	5,387
268	Collectors Universe, Inc.	5,403
92	Columbia Sportswear Co.	6,582
134	Conn’s, Inc.(b)	4,626
332	Container Store Group, Inc. (The)(b)	6,036
158	Cooper Tire & Rubber Co.	5,203
90	Cooper-Standard Holding, Inc.(b)	5,787
608	Core-Mark Holding Co., Inc.	38,651
38	Cracker Barrel Old Country Store, Inc.	5,772
375	Crocs, Inc.(b)	5,899
1,218	Crown Media Holdings, Inc., Class A(b)	5,444
188	CSS Industries, Inc.	5,337
491	Culp, Inc.	14,853
2,511	Cumulus Media, Inc., Class A(b)	4,143
27	Daily Journal Corp.(b)	5,530
257	Dana Holding Corp.	4,770
155	Dave & Buster’s Entertainment, Inc.(b)	6,014
75	Deckers Outdoor Corp.(b)	5,466
305	Del Frisco’s Restaurant Group, Inc.(b)	4,865
486	Denny’s Corp.(b)	5,715
1,100	Destination XL Group, Inc.(b)	5,379
165	DeVry Education Group, Inc.	5,013
166	Diamond Resorts International, Inc.(b)	5,202
57	DineEquity, Inc.	5,929
114	Dorman Products, Inc.(b)	6,017
204	DreamWorks Animation SKG, Inc., Class A(b)	4,918
96	Drew Industries, Inc.	5,631
232	E.W. Scripps Co. (The), Class A	5,097
270	El Pollo Loco Holdings, Inc.(b)	5,073
748	Eldorado Resorts, Inc.(b)	6,321
1,076	Empire Resorts, Inc.(b)	5,369
479	Entercom Communications Corp., Class A(b)	5,044
671	Entravision Communications Corp., Class A	5,147
230	Eros International PLC, Class A(b)	8,229
282	Escalade, Inc.	4,867
210	Ethan Allen Interiors, Inc.	6,340
392	Etsy, Inc.(b)	8,169
1,838	EVINE Live, Inc.(b)	4,025
298	Express, Inc.(b)	5,674
470	Federal-Mogul Holdings Corp.(b)	5,264
508	Fenix Parts, Inc.(b)	4,643
109	Fiesta Restaurant Group, Inc.(b)	6,336
210	Finish Line, Inc. (The), Class A	5,773
140	Five Below, Inc.(b)	5,162
134	Flexsteel Industries, Inc.	5,349
336	Fox Factory Holding Corp.(b)	5,336
411	Francesca’s Holdings Corp.(b)	4,998
282	Fred’s, Inc., Class A	5,087
191	FTD Cos., Inc.(b)	5,564
84	Genesco, Inc.(b)	5,434
98	Gentherm, Inc.(b)	4,932
85	G-III Apparel Group Ltd.(b)	6,140
428	Global Eagle Entertainment, Inc.(b)	5,316
129	Grand Canyon Education, Inc.(b)	5,602
360	Gray Television, Inc.(b)	6,080

Schedule of Investments(a)

1,799	Green Brick Partners, Inc.(b)	$21,696
62	Group 1 Automotive, Inc.	6,012
282	Guess?, Inc.	6,173
159	Habit Restaurants, Inc. (The), Class A(b)	4,724
890	Harte-Hanks, Inc.	4,174
252	Haverty Furniture Cos., Inc.	5,589
58	Helen of Troy Ltd.(b)	5,091
441	Hemisphere Media Group, Inc., Class A(b)	6,108
116	Hibbett Sports, Inc.(b)	5,284
220	Hooker Furniture Corp.	5,489
90	Horizon Global Corp.(b)	1,127
212	Houghton Mifflin Harcourt Co.(b)	5,540
2,068	Hovnanian Enterprises, Inc., Class A(b)	4,177
79	HSN, Inc.	5,807
207	Iconix Brand Group, Inc.(b)	4,498
131	IMAX Corp. (Canada)(b)	4,901
602	Installed Building Products, Inc.(b)	16,356
149	International Speedway Corp., Class A	5,106
235	Interval Leisure Group, Inc.	5,010
462	Intrawest Resorts Holdings, Inc.(b)	4,606
183	iRobot Corp.(b)	5,635
324	Isle of Capri Casinos, Inc.(b)	5,910
64	Jack in the Box, Inc.	6,080
615	JAKKS Pacific, Inc.(b)	6,058
354	Jamba, Inc.(b)	5,767
234	Johnson Outdoors, Inc., Class A	4,937
652	Journal Media Group, Inc.	5,275
379	K12, Inc.(b)	4,999
337	KB Home	5,385
205	Kirkland’s, Inc.	5,592
277	Kona Grill, Inc.(b)	5,274
278	Krispy Kreme Doughnuts, Inc.(b)	5,182
241	La Quinta Holdings, Inc.(b)	5,114
221	Lands’ End, Inc.(b)	5,211
209	La-Z-Boy, Inc., Class Z	5,309
289	LGI Homes, Inc.(b)	5,647
136	Libbey, Inc.	5,061
229	Liberty Tax, Inc., Class A	6,014
170	Liberty TripAdvisor Holdings, Inc., Series A(b)	4,979
330	LifeLock, Inc.(b)	2,614
369	Lifetime Brands, Inc.	5,365
52	Lithia Motors, Inc., Class A	6,224
93	Loral Space & Communications, Inc.(b)	5,892
260	Lumber Liquidators Holdings, Inc.(b)	5,018
225	M/I Homes, Inc.(b)	5,643
258	Malibu Boats, Inc., Class A(b)	4,982
281	Marcus Corp. (The)	5,890
860	Marine Products Corp.	5,358
230	MarineMax, Inc.(b)	4,154
63	Marriott Vacations Worldwide Corp.	5,267
913	Martha Stewart Living Omnimedia, Inc., Class A(b)	5,542
92	Mattress Firm Holding Corp.(b)	5,690
185	MDC Holdings, Inc.	5,524
271	MDC Partners, Inc., Class A	4,778
323	Media General, Inc.(b)	5,126
85	Men’s Wearhouse, Inc. (The)	5,059
106	Meredith Corp.	5,079
122	Meritage Homes Corp.(b)	5,502
297	Metaldyne Performance Group, Inc.	5,566
632	Modine Manufacturing Co.(b)	6,402
257	Monarch Casino & Resort, Inc.(b)	4,783
87	Monro Muffler Brake, Inc.	5,503
804	Morgans Hotel Group Co.(b)	4,824
177	Motorcar Parts of America, Inc.(b)	5,244

196	Movado Group, Inc.	$4,965
116	NACCO Industries, Inc., Class A	5,889
342	National CineMedia, Inc.	5,301
246	Nautilus, Inc.(b)	5,198
334	New Home Co., Inc. (The)(b)	5,668
292	New Media Investment Group, Inc.	4,967
389	New York Times Co. (The), Class A	5,143
99	Nexstar Broadcasting Group, Inc., Class A	5,679
363	Noodles & Co., Class A(b)	5,619
221	Nutrisystem, Inc.	6,641
488	Orbitz Worldwide, Inc.(b)	5,505
68	Outerwall, Inc.	4,816
260	Overstock.com, Inc.(b)	5,502
64	Oxford Industries, Inc.	5,371
76	Papa John’s International, Inc.	5,743
270	Papa Murphy’s Holdings, Inc.(b)	5,211
261	Party City Holdco, Inc.(b)	5,382
310	Penn National Gaming, Inc.(b)	5,915
476	Pep Boys-Manny, Moe & Jack (The)(b)	5,641
297	Performance Sports Group Ltd.(b)	4,877
230	Perry Ellis International, Inc.(b)	5,541
2,008	PetMed Express, Inc.	33,835
451	Pier 1 Imports, Inc.	5,326
148	Pinnacle Entertainment, Inc.(b)	5,698
80	Pool Corp.	5,634
94	Popeyes Louisiana Kitchen, Inc.(b)	5,704
443	Potbelly Corp.(b)	6,042
7,285	Quiksilver, Inc.(b)	3,341
422	Reading International, Inc., Class A(b)	4,971
70	Red Robin Gourmet Burgers, Inc.(b)	6,415
339	Regis Corp.(b)	4,960
250	Remy International, Inc.	7,400
179	Rent-A-Center, Inc.	4,795
78	Rentrak Corp.(b)	5,341
59	Restoration Hardware Holdings, Inc.(b)	5,986
852	Ruby Tuesday, Inc.(b)	6,254
350	Ruth’s Hospitality Group, Inc.	6,135
122	Ryland Group, Inc. (The)	5,547
147	Saga Communications, Inc., Class A	5,953
123	Scholastic Corp.	5,300
340	Scientific Games Corp., Class A(b)	5,134
288	SeaWorld Entertainment, Inc.	4,994
185	Select Comfort Corp.(b)	4,817
340	Sequential Brands Group, Inc.(b)	6,028
1,226	SFX Entertainment, Inc.(b)	3,899
88	Shake Shack, Inc., Class A(b)	5,988
196	Shoe Carnival, Inc.	5,549
116	Shutterfly, Inc.(b)	5,017
196	Sinclair Broadcast Group, Inc., Class A	5,688
743	Sizmek, Inc.(b)	5,766
692	Skullcandy, Inc.(b)	5,059
335	Smith & Wesson Holding Corp.(b)	5,434
233	Sonic Automotive, Inc., Class A	5,427
183	Sonic Corp.	5,439
120	Sotheby’s	5,020
250	Speedway Motorsports, Inc.	5,237
476	Sportsman’s Warehouse Holdings, Inc.(b)	5,564
308	Stage Stores, Inc.	5,421
145	Standard Motor Products, Inc.	5,303
632	Standard Pacific Corp.(b)	5,682
507	Stein Mart, Inc.	5,166
101	Steiner Leisure Ltd.(b)	5,828
135	Steven Madden Ltd.(b)	5,627
453	Stoneridge, Inc.(b)	5,513
84	Strattec Security Corp.	5,904
120	Strayer Education, Inc.(b)	6,673

Schedule of Investments(a)

99	Sturm Ruger & Co., Inc.	$5,942
293	Superior Industries International, Inc.	4,958
333	Superior Uniform Group, Inc.	6,404
688	Systemax, Inc.(b)	4,692
269	Taylor Morrison Home Corp., Class A(b)	5,178
92	Tenneco, Inc.(b)	4,583
150	Texas Roadhouse, Inc.	5,908
379	Tile Shop Holdings, Inc. (The)(b)	5,412
576	Tilly’s, Inc., Class A(b)	5,213
237	Time, Inc.	5,290
198	Tower International, Inc.(b)	5,174
412	Townsquare Media, Inc., Class A(b)	5,356
388	Travelport Worldwide Ltd.	4,947
360	TRI Pointe Homes, Inc.(b)	5,328
344	Tribune Publishing Co.	5,122
404	Tuesday Morning Corp.(b)	3,790
265	Tumi Holdings, Inc.(b)	5,101
427	Unifi, Inc.(b)	13,177
109	Universal Electronics, Inc.(b)	5,651
656	Universal Technical Institute, Inc.	4,179
52	Vail Resorts, Inc.	5,704
484	Vera Bradley, Inc.(b)	5,256
432	Vince Holding Corp.(b)	4,238
144	Vitamin Shoppe, Inc.(b)	5,293
637	VOXX International Corp., Class A(b)	5,096
148	Wayfair, Inc., Class A(b)	5,522
220	WCI Communities, Inc.(b)	5,553
1,080	Weight Watchers International, Inc.(b)	4,320
535	West Marine, Inc.(b)	4,858
183	Weyco Group, Inc.	5,281
220	William Lyon Homes, Class A(b)	5,249
56	Winmark Corp.	5,676
277	Winnebago Industries, Inc.	6,185
191	Wolverine World Wide, Inc.	5,600
335	World Wrestling Entertainment, Inc., Class A	6,556
638	Zagg, Inc.(b)	4,957
142	Zoe’s Kitchen, Inc.(b)	6,369
394	zulily, Inc., Class A(b)	5,205
201	Zumiez, Inc.(b)	5,246

		1,642,348

	Consumer Staples - 11.5%
823	Andersons, Inc. (The)	30,698
1,185	B&G Foods, Inc.	34,993
144	Boston Beer Co., Inc. (The), Class A(b)	31,755
4,951	Boulder Brands, Inc.(b)	41,242
658	Calavo Growers, Inc.	35,868
656	Cal-Maine Foods, Inc.	35,529
371	Casey’s General Stores, Inc.	37,922
508	Central Garden & Pet Co., Class A(b)	5,121
1,664	Chefs’ Warehouse, Inc. (The)(b)	28,621
244	Coca-Cola Bottling Co. Consolidated	39,528
453	Darling Ingredients, Inc.(b)	5,821
2,016	Dean Foods Co.	35,885
1,076	Diamond Foods, Inc.(b)	34,766
412	Elizabeth Arden, Inc.(b)	4,343
1,399	Farmer Brothers Co.(b)	33,100
881	Fresh Del Monte Produce, Inc.	34,817
1,095	Fresh Market, Inc. (The)(b)	33,398
1,683	Freshpet, Inc.(b)	27,803
271	HRG Group, Inc.(b)	3,862
728	Ingles Markets, Inc., Class A	33,692
162	Inter Parfums, Inc.	4,923
3,256	Inventure Foods, Inc.(b)	32,006
315	J & J Snack Foods Corp.	37,283
667	John B. Sanfilippo & Son, Inc.	34,677

386	Lancaster Colony Corp.	$35,979
969	Landec Corp.(b)	12,936
1,546	Limoneira Co.	31,832
1,074	Medifast, Inc.(b)	33,154
1,534	National Beverage Corp.(b)	36,463
1,428	Natural Grocers by Vitamin Cottage, Inc.(b)	38,185
828	Natural Health Trends Corp.	25,088
1,435	Nutraceutical International Corp.(b)	34,684
459	Oil-Dri Corp. of America	12,053
2,485	Omega Protein Corp.(b)	35,337
1,456	Orchids Paper Products Co.	36,749
661	Post Holdings, Inc., Class A(b)	35,522
62	PriceSmart, Inc.	6,008
149	Revlon, Inc., Class A(b)	5,360
436	Sanderson Farms, Inc.	31,396
10	Seaboard Corp.(b)	34,750
1,222	Seneca Foods Corp., Class A(b)	35,670
1,928	Smart & Final Stores, Inc.(b)	33,547
1,078	Snyders-Lance, Inc.	35,057
1,072	SpartanNash Co.	34,529
4,083	SUPERVALU, Inc.(b)	37,645
1,087	Tootsie Roll Industries, Inc., Class A	35,295
451	TreeHouse Foods, Inc.(b)	36,964
560	United Natural Foods, Inc.(b)	25,497
614	Universal Corp.	35,029
256	USANA Health Sciences, Inc.(b)	31,910
1,531	Vector Group Ltd.	38,765
1,110	Village Super Market, Inc., Class A	31,835
405	WD-40 Co.	36,300
817	Weis Markets, Inc.	34,453

		1,605,645

	Energy - 8.2%
5,961	Abraxas Petroleum Corp.(b)	11,207
1,004	Alon USA Energy, Inc.	18,684
2,782	Approach Resources, Inc.(b)	10,822
541	Ardmore Shipping Corp. (Ireland)	7,109
683	Atwood Oceanics, Inc.	14,206
2,492	Basic Energy Services, Inc.(b)	15,052
2,170	Bill Barrett Corp.(b)	12,326
913	Bonanza Creek Energy, Inc.(b)	7,131
130	Bristow Group, Inc.	5,857
1,377	C&J Energy Services Ltd.(b)	13,288
2,235	Callon Petroleum Co.(b)	14,617
412	CARBO Ceramics, Inc.	13,534
356	Carrizo Oil & Gas, Inc.(b)	13,574
273	Clayton Williams Energy, Inc.(b)	10,996
2,699	Clean Energy Fuels Corp.(b)	15,546
4,051	Cloud Peak Energy, Inc.(b)	12,882
1,440	Contango Oil & Gas Co.(b)	13,219
512	Delek US Holdings, Inc.	18,263
821	DHT Holdings, Inc.	6,527
448	Dorian LPG Ltd.(b)	7,047
3,299	Eclipse Resources Corp.(b)	12,701
5,868	Energy XXI Ltd.	10,386
947	Era Group, Inc.(b)	16,033
2,702	Evolution Petroleum Corp.	14,104
13,551	EXCO Resources, Inc.	7,849
555	Exterran Holdings, Inc.	13,758
2,092	Fairmount Santrol Holdings, Inc.(b)	12,510
855	Forum Energy Technologies, Inc.(b)	13,064
2,484	Frontline Ltd. (Norway)(b)	7,676
332	GasLog Ltd. (Monaco)	5,153
5,778	Gastar Exploration, Inc.(b)	9,823
812	Geospace Technologies Corp.(b)	14,161
609	Green Plains, Inc.	13,672
580	Gulfmark Offshore, Inc., Class A	5,464

Schedule of Investments(a)

14,269	Halcon Resources Corp.(b)	$15,696
1,354	Helix Energy Solutions Group, Inc.(b)	11,333
872	Hornbeck Offshore Services, Inc.(b)	15,870
2,160	Independence Contract Drilling, Inc.(b)	15,854
17,659	ION Geophysical Corp.(b)	13,949
143	Isramco, Inc.(b)	19,607
2,029	Jones Energy, Inc., Class A(b)	14,284
10,181	Key Energy Services, Inc.(b)	9,266
10,702	Magnum Hunter Resources Corp.(b)	10,270
712	Matador Resources Co.(b)	15,685
979	Matrix Service Co.(b)	18,973
3,276	McDermott International, Inc.(b)	14,414
840	Natural Gas Services Group, Inc.(b)	16,901
1,938	Navios Maritime Acquisition Corp.	7,675
2,443	Newpark Resources, Inc.(b)	17,663
2,243	Nordic American Offshore Ltd. (Norway)	15,993
470	Nordic American Tankers Ltd.	7,059
2,598	Northern Oil and Gas, Inc.(b)	12,367
1,157	Oasis Petroleum, Inc.(b)	11,142
481	Oil States International, Inc.(b)	14,483
1,814	Pacific Ethanol, Inc.(b)	13,387
906	Panhandle Oil and Gas, Inc., Class A	16,145
865	Par Petroleum Corp.(b)	15,579
5,460	Parker Drilling Co.(b)	13,868
1,021	Parsley Energy, Inc., Class A(b)	14,764
332	PDC Energy, Inc.(b)	15,587
6,925	Peabody Energy Corp.	8,310
4,195	Penn Virginia Corp.(b)	5,621
201	PHI, Inc.(b)	5,574
2,907	Pioneer Energy Services Corp.(b)	10,640
1,548	Renewable Energy Group, Inc.(b)	15,790
302	REX American Resources Corp.(b)	15,595
3,615	Rex Energy Corp.(b)	8,098
613	RigNet, Inc.(b)	15,895
1,561	Ring Energy, Inc.(b)	12,753
633	RSP Permian, Inc.(b)	15,698
1,717	Sanchez Energy Corp.(b)	12,586
17,441	SandRidge Energy, Inc.(b)	9,017
685	Scorpio Tankers, Inc. (Monaco)	7,357
269	SEACOR Holdings, Inc.(b)	16,993
230	SemGroup Corp., Class A	16,351
3,181	Seventy Seven Energy, Inc.(b)	9,925
410	Ship Finance International Ltd. (Norway)	6,859
5,412	Solazyme, Inc.(b)	12,664
1,347	Stone Energy Corp.(b)	7,799
1,492	Synergy Resources Corp.(b)	14,517
920	Teekay Tankers Ltd., Class A	6,596
1,602	Tesco Corp.	15,379
3,009	TETRA Technologies, Inc.(b)	14,323
297	Tidewater, Inc.	5,800
3,431	TransAtlantic Petroleum Ltd.(b)	11,254
3,534	Triangle Petroleum Corp.(b)	13,111
1,359	Ultra Petroleum Corp.(b)	10,573
636	Unit Corp.(b)	12,548
7,638	Uranium Energy Corp.(b)	10,235
468	US Silica Holdings, Inc.	10,539
3,322	W&T Offshore, Inc.	12,524
425	Western Refining, Inc.	18,768
828	Westmoreland Coal Co.(b)	12,909

		1,148,656

	Financials - 11.5%
101	1st Source Corp.	3,433
116	Acadia Realty Trust REIT	3,710
174	Access National Corp.	3,377
195	AG Mortgage Investment Trust, Inc. REIT	3,549
117	Agree Realty Corp. REIT	3,626

86	Alexander & Baldwin, Inc.	$3,246
9	Alexander’s, Inc. REIT	3,649
23	Altisource Asset Management Corp. (Virgin Islands (US))(b)	3,049
110	Altisource Portfolio Solutions SA(b)	3,593
192	Altisource Residential Corp. REIT	3,160
148	Ambac Financial Group, Inc.(b)	2,374
88	American Assets Trust, Inc. REIT	3,663
202	American Capital Mortgage Investment Corp. REIT	3,260
127	American Equity Investment Life Holding Co.	3,752
148	American National Bankshares, Inc.	3,505
186	American Residential Properties, Inc. REIT	3,441
136	Ameris Bancorp	3,673
74	AMERISAFE, Inc.	3,704
134	Ames National Corp.	3,248
95	Anchor BanCorp Wisconsin, Inc.(b)	3,516
666	Anworth Mortgage Asset Corp. REIT	3,330
202	Apollo Commercial Real Estate Finance, Inc. REIT	3,410
221	Apollo Residential Mortgage, Inc. REIT	3,200
300	Ares Commercial Real Estate Corp. REIT	3,735
62	Argo Group International Holdings Ltd.	3,496
169	Arlington Asset Investment Corp., Class A	3,228
337	Armada Hoffler Properties, Inc. REIT	3,454
1,174	ARMOUR Residential REIT, Inc. REIT	3,334
130	Arrow Financial Corp.	3,580
246	Ashford Hospitality Prime, Inc. REIT	3,582
417	Ashford Hospitality Trust, Inc. REIT	3,645
38	Ashford, Inc.(b)	2,266
124	Associated Estates Realty Corp. REIT	3,565
252	Astoria Financial Corp.	3,810
183	Atlas Financial Holdings, Inc. (Canada)(b)	3,378
261	AV Homes, Inc.(b)	3,855
148	Baldwin & Lyons, Inc., Class B	3,451
283	Banc of California, Inc.	3,433
52	BancFirst Corp.	3,308
108	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	2,972
336	Bancorp, Inc. (The)(b)	2,806
133	BancorpSouth, Inc.	3,361
462	Bank Mutual Corp.	3,359
69	Bank of Marin Bancorp	3,358
73	Bank of the Ozarks, Inc.	3,221
301	BankFinancial Corp.	3,639
71	Banner Corp.	3,384
102	Bar Harbor Bankshares	3,499
231	BBCN Bancorp, Inc.	3,546
210	BBX Capital Corp., Class A(b)	3,354
402	Bear State Financial, Inc.(b)	3,678
276	Beneficial Bancorp, Inc.(b)	3,549
124	Berkshire Hills Bancorp, Inc.	3,608
380	BGC Partners, Inc., Class A	3,743
244	Blue Hills Bancorp, Inc.(b)	3,523
272	Bluerock Residential Growth REIT, Inc., Class A REIT	3,482
187	BNC Bancorp	4,211
38	BofI Holding, Inc.(b)	4,668
260	Boston Private Financial Holdings, Inc.	3,271
128	Bridge Bancorp, Inc.	3,310
305	Brookline Bancorp, Inc.	3,437
114	Bryn Mawr Bank Corp.	3,288
160	BSB Bancorp, Inc.(b)	3,350
185	C1 Financial, Inc.(b)	3,561
277	Calamos Asset Management, Inc., Class A	3,327

Schedule of Investments(a)

91	Camden National Corp.	$3,664
626	Campus Crest Communities, Inc. REIT	3,568
117	Capital Bank Financial Corp., Class A(b)	3,506
231	Capital City Bank Group, Inc.	3,567
290	Capitol Federal Financial, Inc.	3,486
299	Capstead Mortgage Corp. REIT	3,310
159	Cardinal Financial Corp.	3,714
266	CareTrust REIT, Inc. REIT	3,453
755	Cascade Bancorp(b)	3,896
127	Cash America International, Inc.	3,522
295	CatchMark Timber Trust, Inc., Class A REIT	3,151
107	Cathay General Bancorp	3,436
530	Cedar Realty Trust, Inc. REIT	3,551
253	Centerstate Banks, Inc.	3,527
145	Central Pacific Financial Corp.	3,377
91	Century Bancorp, Inc., Class A	3,790
432	Chambers Street Properties REIT	3,205
282	Charter Financial Corp.	3,423
128	Chatham Lodging Trust REIT	3,459
103	Chemical Financial Corp.	3,394
113	Chesapeake Lodging Trust REIT	3,624
444	CIFC Corp.	3,383
169	Citizens & Northern Corp.	3,336
442	Citizens, Inc., Class A(b)	2,992
71	City Holding Co.	3,424
252	Clifton Bancorp, Inc.	3,427
188	CNB Financial Corp.	3,267
182	CNO Financial Group, Inc.	3,247
264	CoBiz Financial, Inc.	3,377
98	Cohen & Steers, Inc.	3,029
145	Colony Capital, Inc., Class A REIT	3,294
107	Columbia Banking System, Inc.	3,509
92	Community Bank System, Inc.	3,517
100	Community Trust Bancorp, Inc.	3,501
320	CommunityOne Bancorp(b)	3,510
163	ConnectOne Bancorp, Inc.	3,482
60	Consolidated-Tomoka Land Co.	3,476
580	CorEnergy Infrastructure Trust, Inc. REIT	3,608
76	CoreSite Realty Corp. REIT	3,815
330	Cousins Properties, Inc. REIT	3,425
561	Cowen Group, Inc., Class A(b)	3,170
393	Crawford & Co., Class B	2,720
160	CU Bancorp(b)	3,550
148	CubeSmart REIT	3,872
129	Customers Bancorp, Inc.(b)	3,244
196	CVB Financial Corp.	3,471
117	CyrusOne, Inc. REIT	3,597
424	CYS Investments, Inc. REIT	3,290
107	DCT Industrial Trust, Inc. REIT	3,719
18	Diamond Hill Investment Group, Inc.	3,465
267	DiamondRock Hospitality Co. REIT	3,367
204	Dime Community Bancshares, Inc.	3,468
231	Donegal Group, Inc., Class A	3,435
114	DuPont Fabros Technology, Inc. REIT	3,437
447	Dynex Capital, Inc. REIT	3,294
78	Eagle Bancorp, Inc.(b)	3,463
222	Easterly Government Properties, Inc. REIT	3,508
60	EastGroup Properties, Inc. REIT	3,612
110	Education Realty Trust, Inc. REIT	3,480
273	eHealth, Inc.(b)	4,442
142	EMC Insurance Group, Inc.	3,425
154	Employers Holdings, Inc.	3,696
81	Encore Capital Group, Inc.(b)	3,484
177	Enova International, Inc.(b)	3,200
22	Enstar Group Ltd.(b)	3,520

152	Enterprise Bancorp, Inc.	$3,339
153	Enterprise Financial Services Corp.	3,692
62	EPR Properties REIT	3,541
146	Equity One, Inc. REIT	3,748
127	Essent Group Ltd.(b)	3,717
180	EverBank Financial Corp.	3,589
63	Evercore Partners, Inc., Class A	3,704
431	EZCORP, Inc., Class A(b)	3,056
244	F.N.B. Corp.	3,365
132	Farmers Capital Bank Corp.(b)	3,377
60	FBL Financial Group, Inc., Class A	3,421
111	FCB Financial Holdings, Inc., Class A(b)	3,855
116	Federal Agricultural Mortgage Corp., Class C	3,103
139	Federated National Holding Co.	3,279
340	FelCor Lodging Trust, Inc. REIT	3,182
148	Fidelity & Guaranty Life	3,852
209	Fidelity Southern Corp.	4,063
344	Fifth Street Asset Management, Inc., Class A	3,158
81	Financial Engines, Inc.	3,715
140	Financial Institutions, Inc.	3,436
97	First American Financial Corp.	3,936
540	First BanCorp(b)	2,327
187	First Bancorp, Inc.	3,555
208	First Bancorp/Southern Pines NC	3,551
528	First Busey Corp.	3,363
76	First Business Financial Services, Inc.	3,325
75	First Cash Financial Services, Inc.(b)	3,050
15	First Citizens BancShares, Inc., Class A	3,845
360	First Commonwealth Financial Corp.	3,312
194	First Community Bancshares, Inc.	3,451
227	First Connecticut Bancorp, Inc.	3,659
94	First Defiance Financial Corp.	3,614
191	First Financial Bancorp	3,631
102	First Financial Bankshares, Inc.	3,466
98	First Financial Corp.	3,252
180	First Industrial Realty Trust, Inc. REIT	3,769
123	First Interstate BancSystem, Inc., Class A	3,411
141	First Merchants Corp.	3,670
181	First Midwest Bancorp, Inc.	3,397
96	First NBC Bank Holding Co.(b)	3,667
124	First of Long Island Corp. (The)	3,378
332	First Potomac Realty Trust REIT	3,768
165	FirstMerit Corp.	3,092
182	Flagstar Bancorp, Inc.(b)	3,695
164	Flushing Financial Corp.	3,405
229	FNFV Group(b)	3,334
250	Forestar Group, Inc.(b)	3,200
209	Fox Chase Bancorp, Inc.	3,568
157	Franklin Financial Network, Inc.(b)	3,963
305	Franklin Street Properties Corp. REIT	3,590
106	FRP Holdings, Inc.(b)	3,128
261	Fulton Financial Corp.	3,383
344	Gain Capital Holdings, Inc.	2,401
50	GAMCO Investors, Inc., Class A	3,433
100	Geo Group, Inc. (The) REIT	3,775
116	German American Bancorp, Inc.	3,377
207	Getty Realty Corp. REIT	3,440
117	Glacier Bancorp, Inc.	3,288
208	Gladstone Commercial Corp. REIT	3,332
124	Global Indemnity PLC, Class A(b)	3,429
181	Government Properties Income Trust REIT	3,126
142	Gramercy Property Trust, Inc. REIT	3,473
252	Great Ajax Corp. REIT	3,538
83	Great Southern Bancorp, Inc.	3,444

Schedule of Investments(a)

140	Great Western Bancorp, Inc.	$3,676
230	Green Bancorp, Inc.(b)	3,144
164	Green Dot Corp., Class A(b)	3,398
86	Greenhill & Co., Inc.	3,382
115	Greenlight Capital Re Ltd., Class A(b)	3,199
208	Guaranty Bancorp	3,334
293	Hallmark Financial Services, Inc.(b)	3,129
1,761	Hampton Roads Bankshares, Inc.(b)	3,698
108	Hancock Holding Co.	3,156
140	Hanmi Financial Corp.	3,543
174	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	3,492
199	Hatteras Financial Corp. REIT	3,236
76	HCI Group, Inc.	3,411
150	Healthcare Realty Trust, Inc. REIT	3,606
92	Heartland Financial USA, Inc.	3,467
365	Heritage Commerce Corp.	4,048
196	Heritage Financial Corp.	3,469
156	Heritage Insurance Holdings, Inc.(b)	3,856
419	Heritage Oaks Bancorp	3,335
134	Hersha Hospitality Trust REIT	3,634
81	HFF, Inc., Class A	3,713
85	Highwoods Properties, Inc. REIT	3,598
144	Hilltop Holdings, Inc.(b)	3,031
34	Hingham Institution for Savings	4,114
94	Home BancShares, Inc.	3,743
148	HomeStreet, Inc.(b)	3,346
211	HomeTrust Bancshares, Inc.(b)	3,617
96	Horace Mann Educators Corp.	3,383
140	Horizon Bancorp	3,396
121	Hudson Pacific Properties, Inc. REIT	3,724
50	IBERIABANK Corp.	3,227
177	Impac Mortgage Holdings, Inc.(b)	3,871
264	Independence Holding Co.	3,453
449	Independence Realty Trust, Inc. REIT	3,668
72	Independent Bank Corp./MA	3,482
258	Independent Bank Corp./MI	3,679
77	Independent Bank Group, Inc.	3,425
45	Infinity Property & Casualty Corp.	3,488
104	InfraREIT, Inc. REIT	3,487
362	Inland Real Estate Corp. REIT	3,555
128	International Bancshares Corp.	3,447
97	INTL FCStone, Inc.(b)	2,829
222	Invesco Mortgage Capital, Inc. REIT(c)	3,199
140	Investment Technology Group, Inc.	2,849
281	Investors Bancorp, Inc.	3,423
508	Investors Real Estate Trust REIT	3,663
254	iStar Financial, Inc. REIT(b)	3,327
140	James River Group Holdings Ltd.	3,843
198	Janus Capital Group, Inc.	3,243
343	JG Wentworth Co. (The), Class A(b)	2,826
76	Kansas City Life Insurance Co.	3,579
270	KCG Holdings, Inc., Class A(b)	2,867
311	Kearny Financial Corp.(b)	3,468
90	Kemper Corp.	3,485
140	Kennedy-Wilson Holdings, Inc.	3,545
133	Kite Realty Group Trust REIT	3,511
190	Ladder Capital Corp., Class A REIT	2,985
937	Ladenburg Thalmann Financial Services, Inc.(b)	2,848
288	Lakeland Bancorp, Inc.	3,254
82	Lakeland Financial Corp.	3,488
97	LaSalle Hotel Properties REIT	3,227
114	LegacyTexas Financial Group, Inc.	3,464
48	LendingTree, Inc.(b)	3,980
384	Lexington Realty Trust REIT	3,302

84	LTC Properties, Inc. REIT	$3,685
186	Mack-Cali Realty Corp. REIT	3,876
226	Maiden Holdings Ltd.	3,738
157	MainSource Financial Group, Inc.	3,437
75	Marcus & Millichap, Inc.(b)	3,843
36	MarketAxess Holdings, Inc.	3,521
380	Marlin Business Services Corp.	6,038
100	MB Financial, Inc.	3,410
374	MBIA, Inc.(b)	2,225
264	Medical Properties Trust, Inc. REIT	3,609
298	Medley Management, Inc., Class A	2,715
161	Mercantile Bank Corp.	3,317
107	Merchants Bancshares, Inc.	3,381
268	Meridian Bancorp, Inc.(b)	3,495
82	Meta Financial Group, Inc.	4,146
133	Metro Bancorp, Inc.	3,255
311	MGIC Investment Corp.(b)	3,443
107	MidWestOne Financial Group, Inc.	3,466
117	Moelis & Co., Class A	3,501
368	Monmouth Real Estate Investment Corp. REIT	3,687
372	Monogram Residential Trust, Inc. REIT	3,474
165	National Bank Holdings Corp., Class A	3,571
116	National Bankshares, Inc.	3,532
147	National Commerce Corp.(b)	3,866
178	National General Holdings Corp.	4,074
55	National Health Investors, Inc. REIT	3,589
126	National Interstate Corp.	3,183
304	National Penn Bancshares, Inc.	3,259
273	National Storage Affiliates Trust REIT	3,230
16	National Western Life Insurance Co., Class A	3,856
190	Nationstar Mortgage Holdings, Inc.(b)	3,525
44	Navigators Group, Inc. (The)(b)	3,440
132	NBT Bancorp, Inc.	3,568
80	Nelnet, Inc., Class A	3,151
220	New Residential Investment Corp. REIT	3,452
249	New Senior Investment Group, Inc. REIT	3,222
438	New York Mortgage Trust, Inc. REIT	3,276
342	New York REIT, Inc. REIT	3,543
412	NewBridge Bancorp, Class A	3,630
310	NewStar Financial, Inc.(b)	3,587
242	NexPoint Residential Trust, Inc. REIT	3,139
435	NMI Holdings, Inc., Class A(b)	3,480
232	Northfield Bancorp, Inc.	3,494
275	Northwest Bancshares, Inc.	3,490
192	OceanFirst Financial Corp.	3,366
329	Ocwen Financial Corp.(b)	2,773
249	OFG Bancorp	2,007
238	Old National Bancorp	3,425
547	Old Second Bancorp, Inc.(b)	3,561
191	OM Asset Management PLC	3,375
274	On Deck Capital, Inc.(b)	3,663
160	One Liberty Properties, Inc. REIT	3,616
242	OneBeacon Insurance Group Ltd., Class A	3,509
127	Oppenheimer Holdings, Inc., Class A	2,883
98	Opus Bank	3,837
272	Orchid Island Capital, Inc. REIT	2,345
219	Oritani Financial Corp.	3,440
257	Pacific Continental Corp.	3,413
207	Pacific Premier Bancorp, Inc.(b)	3,935
179	Palmetto Bancshares, Inc.	3,542
39	Park National Corp.	3,416
483	Park Sterling Corp.	3,497
203	Parkway Properties, Inc. REIT	3,642
440	Patriot National, Inc.(b)	8,184

Schedule of Investments(a)

156	Peapack-Gladstone Financial Corp.	$3,463
80	Pebblebrook Hotel Trust REIT	3,256
76	Penns Woods Bancorp, Inc.	3,263
157	Pennsylvania Real Estate Investment Trust REIT	3,441
193	PennyMac Financial Services, Inc., Class A(b)	3,518
190	PennyMac Mortgage Investment Trust REIT	3,374
142	Peoples Bancorp, Inc.	2,988
85	Peoples Financial Services Corp.	3,339
256	PHH Corp.(b)	6,390
228	Physicians Realty Trust REIT	3,657
224	PICO Holdings, Inc.(b)	2,762
64	Pinnacle Financial Partners, Inc.	3,398
76	Piper Jaffray Cos.(b)	3,409
97	Potlatch Corp. REIT	3,396
56	PRA Group, Inc.(b)	3,559
343	Preferred Apartment Communities, Inc., Class A REIT	3,886
120	Preferred Bank	3,782
75	Primerica, Inc.	3,392
85	PrivateBancorp, Inc.	3,514
60	Prosperity Bancshares, Inc.	3,275
181	Provident Financial Services, Inc.	3,551
53	PS Business Parks, Inc. REIT	4,080
328	Pzena Investment Management, Inc., Class A	3,411
160	QCR Holdings, Inc.	3,450
94	QTS Realty Trust, Inc., Class A REIT	3,901
187	Radian Group, Inc.	3,452
543	RAIT Financial Trust REIT	2,845
212	Ramco-Gershenson Properties Trust REIT	3,591
492	RCS Capital Corp., Class A(b)	2,868
103	RE/Max Holdings, Inc., Class A	3,895
211	Redwood Trust, Inc. REIT	3,271
184	Regional Management Corp.(b)	3,555
216	Renasant Corp.	6,944
137	Republic Bancorp, Inc., Class A	3,446
412	Resource America, Inc., Class A	3,329
825	Resource Capital Corp. REIT	2,954
219	Retail Opportunity Investments Corp. REIT	3,756
264	Rexford Industrial Realty, Inc. REIT	3,846
66	RLI Corp.	3,645
116	RLJ Lodging Trust REIT	3,460
215	Rouse Properties, Inc. REIT	3,784
64	Ryman Hospitality Properties, Inc. REIT	3,660
118	S&T Bancorp, Inc.	3,649
132	Sabra Health Care REIT, Inc. REIT	3,610
180	Safeguard Scientifics, Inc.(b)	3,305
58	Safety Insurance Group, Inc.	3,363
123	Sandy Spring Bancorp, Inc.	3,363
69	Saul Centers, Inc. REIT	3,580
230	Seacoast Banking Corp. of Florida(b)	3,439
160	Select Income REIT	3,211
124	Selective Insurance Group, Inc.	3,820
95	ServisFirst Bancshares, Inc.	3,690
209	Sierra Bancorp	3,469
213	Silver Bay Realty Trust Corp. REIT	3,453
75	Simmons First National Corp., Class A	3,409
46	South State Corp.	3,575
121	Southside Bancshares, Inc.	3,306
190	Southwest Bancorp, Inc.	3,331
40	Sovran Self Storage, Inc. REIT	3,808
124	Square 1 Financial, Inc., Class A(b)	3,344
227	St. Joe Co. (The)(b)	3,689

167	STAG Industrial, Inc., Class A REIT	$3,280
140	Starwood Waypoint Residential Trust REIT	3,427
148	State Auto Financial Corp.	3,582
162	State Bank Financial Corp.	3,281
323	State National Cos., Inc.	3,508
503	Sterling Bancorp	7,490
87	Stewart Information Services Corp.	3,577
59	Stifel Financial Corp.(b)	3,242
92	Stock Yards Bancorp, Inc.	3,391
116	Stonegate Bank	3,569
324	Stonegate Mortgage Corp.(b)	3,101
171	STORE Capital Corp. REIT	3,591
281	Strategic Hotels & Resorts, Inc. REIT(b)	3,841
139	Suffolk Bancorp	4,006
268	Summit Hotel Properties, Inc. REIT	3,653
179	Sun Bancorp, Inc.(b)	3,739
55	Sun Communities, Inc. REIT	3,823
228	Sunstone Hotel Investors, Inc. REIT	3,208
142	Symetra Financial Corp.	3,556
205	Talmer Bancorp, Inc., Class A	3,342
138	Tejon Ranch Co.(b)	3,425
174	Terreno Realty Corp. REIT	3,649
150	Territorial Bancorp, Inc.	3,797
57	Texas Capital Bancshares, Inc.(b)	3,360
230	Third Point Reinsurance Ltd.(b)	3,418
500	Tiptree Financial, Inc., Class A	2,945
64	Tompkins Financial Corp.	3,459
207	TowneBank	3,654
492	Trade Street Residential, Inc. REIT	3,449
142	TriCo Bancshares	3,520
270	TriState Capital Holdings, Inc.(b)	3,410
269	Triumph Bancorp, Inc.(b)	3,782
494	TrustCo Bank Corp. NY	3,078
138	Trustmark Corp.	3,318
61	UMB Financial Corp.	3,344
356	UMH Properties, Inc. REIT	3,418
188	Umpqua Holdings Corp.	3,335
148	Union Bankshares Corp.	3,653
88	United Bankshares, Inc.	3,567
169	United Community Banks, Inc.	3,527
642	United Community Financial Corp.	3,313
197	United Development Funding IV REIT	3,574
257	United Financial Bancorp, Inc.	3,467
108	United Fire Group, Inc.	3,732
220	United Insurance Holdings Corp.	3,533
75	Universal Health Realty Income Trust REIT	3,673
143	Universal Insurance Holdings, Inc.	3,921
172	Univest Corp. of Pennsylvania	3,428
157	Urban Edge Properties REIT	3,371
183	Urstadt Biddle Properties, Inc., Class A REIT	3,495
339	Valley National Bancorp	3,363
152	Virtu Financial, Inc., Class A(b)	3,572
25	Virtus Investment Partners, Inc.	3,022
139	Walker & Dunlop, Inc.(b)	3,329
153	Walter Investment Management Corp.(b)	3,335
152	Washington REIT	4,080
146	Washington Federal, Inc.	3,399
86	Washington Trust Bancorp, Inc.	3,420
266	Waterstone Financial, Inc.	3,434
87	Webster Financial Corp.	3,363
101	WesBanco, Inc.	3,355
177	West Bancorporation, Inc.	3,457
68	Westamerica Bancorp.	3,331
195	Western Alliance Bancorp(b)	6,597

Schedule of Investments(a)

228	Western Asset Mortgage Capital Corp. REIT	$3,162
59	Westwood Holdings Group, Inc.	3,545
259	Whitestone REIT	3,349
277	Wilshire Bancorp, Inc.	3,219
66	Wintrust Financial Corp.	3,559
154	WisdomTree Investments, Inc.	3,835
43	World Acceptance Corp.(b)	2,340
128	WSFS Financial Corp.	3,675
148	Xenia Hotels & Resorts, Inc. REIT	3,068
164	Yadkin Financial Corp.(b)	3,519
329	ZAIS Group Holdings, Inc., Class A(b)	3,589

		1,601,889

	Health Care - 12.2%
111	AAC Holdings, Inc.(b)	4,219
93	Abaxis, Inc.	4,656
716	Abeona Therapeutics, Inc.(b)	4,618
73	Abiomed, Inc.(b)	5,655
114	ACADIA Pharmaceuticals, Inc.(b)	5,564
179	Accelerate Diagnostics, Inc.(b)	4,991
151	Acceleron Pharma, Inc.(b)	4,325
693	Accuray, Inc.(b)	4,421
558	Aceto Corp.	13,074
539	Achillion Pharmaceuticals, Inc.(b)	4,592
140	Acorda Therapeutics, Inc.(b)	4,810
188	Adamas Pharmaceuticals, Inc.(b)	4,655
172	Addus HomeCare Corp.(b)	4,668
54	Adeptus Health, Inc., Class A(b)	5,934
134	Aduro Biotech, Inc.(b)	3,514
236	Advaxis, Inc.(b)	3,932
255	Aegerion Pharmaceuticals, Inc.(b)	4,878
260	Aerie Pharmaceuticals, Inc.(b)	4,716
387	Affimed Therapeutics BV (Germany)(b)	6,351
416	Affymetrix, Inc.(b)	4,559
570	Agenus, Inc.(b)	4,868
540	Agile Therapeutics, Inc.(b)	4,930
113	Air Methods Corp.(b)	4,451
506	Akebia Therapeutics, Inc.(b)	4,756
236	Albany Molecular Research, Inc.(b)	4,989
103	Alder Biopharmaceuticals, Inc.(b)	4,781
1,017	Alimera Sciences, Inc.(b)	4,902
248	Alliance HealthCare Services, Inc.(b)	3,710
122	Almost Family, Inc.(b)	5,339
67	AMAG Pharmaceuticals, Inc.(b)	4,281
121	Amedisys, Inc.(b)	5,279
348	Amicus Therapeutics, Inc.(b)	5,982
161	AMN Healthcare Services, Inc.(b)	4,738
273	Amphastar Pharmaceuticals, Inc.(b)	4,439
68	Amsurg Corp.(b)	4,878
64	Anacor Pharmaceuticals, Inc.(b)	9,548
61	Analogic Corp.	4,914
292	AngioDynamics, Inc.(b)	4,526
77	ANI Pharmaceuticals, Inc.(b)	5,469
140	Anika Therapeutics, Inc.(b)	5,306
2,104	Antares Pharma, Inc.(b)	4,439
522	Anthera Pharmaceuticals, Inc.(b)	5,695
291	Applied Genetic Technologies Corp.(b)	5,372
348	Aratana Therapeutics, Inc.(b)	6,132
291	Ardelyx, Inc.(b)	5,739
1,094	Arena Pharmaceuticals, Inc.(b)	4,420
551	ARIAD Pharmaceuticals, Inc.(b)	4,496
620	Array BioPharma, Inc.(b)	3,602
659	Arrowhead Research Corp.(b)	4,073
293	Assembly Biosciences, Inc.(b)	4,395
1,101	Asterias Biotherapeutics, Inc.(b)	5,417
91	Atara Biotherapeutics, Inc.(b)	5,109

201	AtriCure, Inc.(b)	$5,586
13	Atrion Corp.	5,251
223	aTyr Pharma, Inc.(b)	4,181
300	Avalanche Biotechnologies, Inc.(b)	4,416
216	Bellicum Pharmaceuticals, Inc.(b)	4,396
322	BioCryst Pharmaceuticals, Inc.(b)	4,985
560	BioDelivery Sciences International, Inc.(b)	4,564
123	Bio-Reference Laboratories, Inc.(b)	5,458
1,317	BioScrip, Inc.(b)	3,306
95	BioSpecifics Technologies Corp.(b)	6,528
500	BioTelemetry, Inc.(b)	6,115
1,179	BioTime, Inc.(b)	3,726
157	Blueprint Medicines Corp.(b)	4,242
555	Calithera Biosciences, Inc.(b)	4,107
108	Cambrex Corp.(b)	5,319
91	Cantel Medical Corp.	4,994
192	Capital Senior Living Corp.(b)	4,280
433	Cara Therapeutics, Inc.(b)	9,227
675	Carbylan Therapeutics, Inc.(b)	4,664
166	Cardiovascular Systems, Inc.(b)	4,953
566	Castlight Health, Inc., Class B(b)	4,064
159	Catalent, Inc.(b)	5,419
1,228	Catalyst Pharmaceutical Partners, Inc.(b)	6,066
187	Celldex Therapeutics, Inc.(b)	4,404
135	Cellular Biomedicine Group, Inc.(b)	3,773
127	Cempra, Inc.(b)	5,316
82	Cepheid, Inc.(b)	4,558
874	Cerus Corp.(b)	4,746
37	Chemed Corp.	5,493
556	ChemoCentryx, Inc.(b)	4,581
106	Chimerix, Inc.(b)	5,696
325	Cidara Therapeutics, Inc.(b)	4,544
226	Civitas Solutions, Inc.(b)	5,083
60	Clovis Oncology, Inc.(b)	5,066
175	Coherus Biosciences, Inc.(b)	6,139
276	Collegium Pharmaceutical, Inc.(b)	5,528
90	Computer Programs & Systems, Inc.	4,209
316	Concert Pharmaceuticals, Inc.(b)	5,179
84	CONMED Corp.	4,765
596	Connecture, Inc.(b)	5,620
722	Corcept Therapeutics, Inc.(b)	3,639
1,127	Corindus Vascular Robotics, Inc.(b)	4,091
355	Corium International, Inc.(b)	5,204
1,038	CorMedix, Inc.(b)	3,633
147	CorVel Corp.(b)	4,698
390	Cross Country Healthcare, Inc.(b)	4,707
432	CryoLife, Inc.	4,730
2,188	CTI BioPharma Corp.(b)	4,048
1,485	Curis, Inc.(b)	4,663
324	Cutera, Inc.(b)	4,918
79	Cyberonics, Inc.(b)	4,851
129	Cynosure, Inc., Class A(b)	5,005
727	Cytokinetics, Inc.(b)	4,646
1,216	CytRx Corp.(b)	3,308
212	Depomed, Inc.(b)	6,678
297	Dermira, Inc.(b)	6,706
327	Dicerna Pharmaceuticals, Inc.(b)	3,996
767	Diplomat Pharmacy, Inc.(b)	35,420
1,969	Durect Corp.(b)	4,627
178	Dyax Corp.(b)	4,381
222	Dynavax Technologies Corp.(b)	6,529
56	Eagle Pharmaceuticals, Inc.(b)	5,411
146	Emergent Biosolutions, Inc.(b)	4,793
105	Enanta Pharmaceuticals, Inc.(b)	5,318
872	Endocyte, Inc.(b)	4,500
300	Endologix, Inc.(b)	4,278

Schedule of Investments(a)

92	Ensign Group, Inc. (The)	$4,703
181	Entellus Medical, Inc.(b)	4,073
197	Epizyme, Inc.(b)	4,395
60	Esperion Therapeutics, Inc.(b)	3,720
158	Exact Sciences Corp.(b)	3,803
234	Exactech, Inc.(b)	4,675
116	ExamWorks Group, Inc.(b)	4,069
1,216	Exelixis, Inc.(b)	6,968
848	Fibrocell Science, Inc.(b)	5,529
212	FibroGen, Inc.(b)	4,929
193	Five Prime Therapeutics, Inc.(b)	4,539
1,019	Five Star Quality Care, Inc.(b)	4,606
248	Flex Pharma, Inc.(b)	3,866
222	Flexion Therapeutics, Inc.(b)	5,195
189	Fluidigm Corp.(b)	3,786
420	Foamix Pharmaceuticals Ltd. (Israel)(b)	4,469
147	Foundation Medicine, Inc.(b)	2,983
2,527	Galena Biopharma, Inc.(b)	4,144
720	Genesis Healthcare, Inc., Class A(b)	4,399
505	GenMark Diagnostics, Inc.(b)	4,293
368	Genocea Biosciences, Inc.(b)	4,784
173	Genomic Health, Inc.(b)	4,685
1,134	Geron Corp.(b)	4,593
190	Globus Medical, Inc., Class A(b)	5,331
90	Greatbatch, Inc.(b)	4,908
116	Haemonetics Corp.(b)	4,641
225	Halozyme Therapeutics, Inc.(b)	5,252
114	Halyard Health, Inc.(b)	4,644
203	Hanger, Inc.(b)	4,393
924	Harvard Bioscience, Inc.(b)	4,518
150	HealthEquity, Inc.(b)	5,049
104	HealthSouth Corp.	4,753
184	HealthStream, Inc.(b)	5,163
402	Healthways, Inc.(b)	5,089
63	HeartWare International, Inc.(b)	5,715
155	Heron Therapeutics, Inc.(b)	5,013
166	Heska Corp.(b)	5,603
273	HMS Holdings Corp.(b)	3,145
52	ICU Medical, Inc.(b)	5,196
1,362	Idera Pharmaceuticals, Inc.(b)	4,876
764	IGI Laboratories, Inc.(b)	6,723
298	Ignyta, Inc.(b)	4,130
199	Immune Design Corp.(b)	3,853
324	ImmunoGen, Inc.(b)	5,839
1,242	Immunomedics, Inc.(b)	2,546
101	Impax Laboratories, Inc.(b)	4,894
302	Imprivata, Inc.(b)	4,590
116	INC Research Holdings, Inc., Class A(b)	5,803
419	Infinity Pharmaceuticals, Inc.(b)	3,662
110	Inogen, Inc.(b)	4,891
540	Inovio Pharmaceuticals, Inc.(b)	3,937
200	Insmed, Inc.(b)	5,420
158	Insulet Corp.(b)	5,355
120	Insys Therapeutics, Inc.(b)	5,390
77	Integra LifeSciences Holdings Corp.(b)	4,938
170	Intersect ENT, Inc.(b)	5,044
148	Intra-Cellular Therapies, Inc.(b)	4,307
216	Invacare Corp.	3,683
319	Invitae Corp.(b)	3,187
286	InVivo Therapeutics Holdings Corp.(b)	4,161
86	IPC Healthcare, Inc.(b)	4,769
212	IRadimed Corp.(b)	5,258
404	Ironwood Pharmaceuticals, Inc., Class A(b)	4,222
199	K2M Group Holdings, Inc.(b)	4,553
173	Karyopharm Therapeutics, Inc.(b)	3,550
487	Keryx Biopharmaceuticals, Inc.(b)	3,886

224	Kindred Healthcare, Inc.	$4,621
78	Kite Pharma, Inc.(b)	5,676
66	KYTHERA Biopharmaceuticals, Inc.(b)	4,918
218	La Jolla Pharmaceutical Co.(b)	6,627
138	Landauer, Inc.	4,896
80	Lannett Co., Inc.(b)	4,768
111	LDR Holding Corp.(b)	5,046
446	LeMaitre Vascular, Inc.	6,351
604	Lexicon Pharmaceuticals, Inc.(b)	5,098
128	LHC Group, Inc.(b)	5,157
53	Ligand Pharmaceuticals, Inc.(b)	5,738
506	Lion Biotechnologies, Inc.(b)	4,331
248	Loxo Oncology, Inc.(b)	5,022
269	Luminex Corp.(b)	4,635
129	MacroGenics, Inc.(b)	4,850
68	Magellan Health, Inc.(b)	4,120
825	MannKind Corp.(b)	3,539
124	Masimo Corp.(b)	5,168
218	MedAssets, Inc.(b)	5,079
804	Medgenics, Inc. (Israel)(b)	6,496
164	Medicines Co. (The)(b)	5,148
86	Medidata Solutions, Inc.(b)	4,627
1,080	Merge Healthcare, Inc.(b)	5,929
263	Meridian Bioscience, Inc.	4,758
225	Merit Medical Systems, Inc.(b)	5,751
398	Merrimack Pharmaceuticals, Inc.(b)	4,020
424	Mimedx Group, Inc.(b)	4,550
156	Mirati Therapeutics, Inc. (Canada)(b)	4,463
69	Molina Healthcare, Inc.(b)	5,205
200	Momenta Pharmaceuticals, Inc.(b)	4,348
141	Myriad Genetics, Inc.(b)	4,811
302	NanoString Technologies, Inc.(b)	4,624
75	National Healthcare Corp.	4,740
339	National Research Corp., Class A	5,017
114	Natus Medical, Inc.(b)	5,148
3,026	Navidea Biopharmaceuticals, Inc.(b)	5,205
390	Nektar Therapeutics(b)	4,918
100	Neogen Corp.(b)	5,819
903	NeoGenomics, Inc.(b)	5,517
100	Neurocrine Biosciences, Inc.(b)	5,012
88	Nevro Corp.(b)	4,468
105	NewLink Genetics Corp.(b)	5,476
737	Nobilis Health Corp.(b)	4,341
477	Northwest Biotherapeutics, Inc.(b)	5,447
441	Novavax, Inc.(b)	5,318
100	NuVasive, Inc.(b)	5,501
324	NxStage Medical, Inc.(b)	4,627
915	Ocata Therapeutics, Inc.(b)	4,108
223	Ocular Therapeutix, Inc.(b)	5,149
227	Omeros Corp.(b)	3,655
127	Omnicell, Inc.(b)	4,638
193	OncoMed Pharmaceuticals, Inc.(b)	4,408
1,251	Oncothyreon, Inc.(b)	4,554
94	Ophthotech Corp.(b)	6,363
841	OraSure Technologies, Inc.(b)	4,155
988	Orexigen Therapeutics, Inc.(b)	3,952
1,124	Organovo Holdings, Inc.(b)	3,799
143	Orthofix International NV(b)	4,770
245	Osiris Therapeutics, Inc.(b)	5,226
212	Otonomy, Inc.(b)	5,463
148	OvaScience, Inc.(b)	4,218
143	Owens & Minor, Inc.	5,028
344	Oxford Immunotec Global PLC(b)	4,558
935	Pacific Biosciences of California, Inc.(b)	5,320
66	Pacira Pharmaceuticals, Inc.(b)	4,384
186	Paratek Pharmaceuticals, Inc.	4,680

Schedule of Investments(a)

68	PAREXEL International Corp.(b)	$4,689
737	PDL BioPharma, Inc.	4,289
3,552	Peregrine Pharmaceuticals, Inc.(b)	4,369
908	Pernix Therapeutics Holdings, Inc.(b)	4,522
263	Pfenex, Inc.(b)	5,573
147	PharMerica Corp.(b)	5,023
134	Phibro Animal Health Corp., Class A	5,264
103	Portola Pharmaceuticals, Inc.(b)	5,092
408	POZEN, Inc.(b)	4,733
134	PRA Health Sciences, Inc.(b)	5,627
182	Press Ganey Holdings, Inc.(b)	5,698
103	Prestige Brands Holdings, Inc.(b)	4,905
631	Progenics Pharmaceuticals, Inc.(b)	5,464
303	Proteon Therapeutics, Inc.(b)	5,236
92	Prothena Corp. PLC (Ireland)(b)	6,069
103	Providence Service Corp. (The)(b)	4,847
93	PTC Therapeutics, Inc.(b)	4,763
291	Quality Systems, Inc.	3,710
210	Quidel Corp.(b)	4,349
75	Radius Health, Inc.(b)	5,874
692	RadNet, Inc.(b)	4,629
309	Raptor Pharmaceutical Corp.(b)	4,400
458	Regulus Therapeutics, Inc.(b)	3,756
144	Relypsa, Inc.(b)	4,768
120	Repligen Corp.(b)	4,201
145	Retrophin, Inc.(b)	4,602
143	Revance Therapeutics, Inc.(b)	4,437
1,429	Rigel Pharmaceuticals, Inc.(b)	4,258
328	Rockwell Medical, Inc.(b)	4,526
711	RTI Surgical, Inc.(b)	5,176
66	Sage Therapeutics, Inc.(b)	4,512
194	Sagent Pharmaceuticals, Inc.(b)	4,769
432	Sangamo BioSciences, Inc.(b)	3,953
150	Sarepta Therapeutics, Inc.(b)	4,788
517	SciClone Pharmaceuticals, Inc.(b)	4,710
26	SeaSpine Holdings Corp.(b)	408
301	Second Sight Medical Products, Inc.(b)	4,247
293	Select Medical Holdings Corp.	4,228
1,523	Sequenom, Inc.(b)	4,295
190	Sientra, Inc.(b)	4,418
292	Sorrento Therapeutics, Inc.(b)	6,068
74	Spark Therapeutics, Inc.(b)	4,547
182	Spectranetics Corp. (The)(b)	3,112
668	Spectrum Pharmaceuticals, Inc.(b)	4,619
471	STAAR Surgical Co.(b)	4,131
384	Stemline Therapeutics, Inc.(b)	4,120
76	STERIS Corp.	5,254
286	Sucampo Pharmaceuticals, Inc., Class A(b)	6,232
292	Supernus Pharmaceuticals, Inc.(b)	6,193
122	Surgical Care Affiliates, Inc.(b)	4,638
204	SurModics, Inc.(b)	4,792
604	Synergy Pharmaceuticals, Inc.(b)	5,508
1,892	Synta Pharmaceuticals Corp.(b)	4,011
269	T2 Biosystems, Inc.(b)	3,876
410	Tandem Diabetes Care, Inc.(b)	5,146
78	Team Health Holdings, Inc.(b)	5,258
82	TESARO, Inc.(b)	4,756
104	Tetraphase Pharmaceuticals, Inc.(b)	4,945
287	TG Therapeutics, Inc.(b)	5,008
613	TherapeuticsMD, Inc.(b)	4,775
332	Theravance Biopharma, Inc. (Cayman Islands)(b)	4,163
246	Theravance, Inc.	3,769
108	Thoratec Corp.(b)	6,835
1,142	Threshold Pharmaceuticals, Inc.(b)	4,933
259	Tobira Therapeutics, Inc.(b)	3,719

353	Tokai Pharmaceuticals, Inc.(b)	$4,603
186	Tornier NV(b)	4,630
1,612	TransEnterix, Inc.(b)	5,271
734	Trevena, Inc.(b)	4,272
190	Triple-S Management Corp., Class B(b)	4,100
458	Trovagene, Inc.(b)	3,609
414	Trupanion, Inc.(b)	3,196
47	Ultragenyx Pharmaceutical, Inc.(b)	5,684
2,060	Unilife Corp.(b)	3,626
452	Universal American Corp.(b)	4,190
92	US Physical Therapy, Inc.	4,863
84	Utah Medical Products, Inc.	4,592
380	Vanda Pharmaceuticals, Inc.(b)	4,651
144	Vascular Solutions, Inc.(b)	5,361
418	Veracyte, Inc.(b)	4,849
613	Verastem, Inc.(b)	4,475
291	Versartis, Inc.(b)	5,267
297	Vitae Pharmaceuticals, Inc.(b)	3,003
216	Vital Therapies, Inc.(b)	3,504
1,908	VIVUS, Inc.(b)	2,881
519	Vocera Communications, Inc.(b)	6,436
55	WellCare Health Plans, Inc.(b)	4,444
83	West Pharmaceutical Services, Inc.	4,969
182	Wright Medical Group, Inc.(b)	4,703
244	XBiotech, Inc.(b)	4,551
226	Xencor, Inc.(b)	5,060
753	XenoPort, Inc.(b)	5,497
1,148	XOMA Corp.(b)	839
124	Zafgen, Inc.(b)	4,708
156	Zeltiq Aesthetics, Inc.(b)	5,359
416	ZIOPHARM Oncology, Inc.(b)	5,558
378	Zogenix, Inc.(b)	7,299
91	ZS Pharma, Inc.(b)	5,435

		1,707,940

	Industrials - 14.0%
615	AAON, Inc.	13,647
219	AAR Corp.	5,902
207	ABM Industries, Inc.	6,823
626	Acacia Research Corp.	5,891
927	ACCO Brands Corp.(b)	7,583
1,713	Accuride Corp.(b)	6,972
297	Actuant Corp., Class A	6,849
444	Advanced Drainage Systems, Inc.	12,357
129	Advisory Board Co. (The)(b)	7,727
369	Aegion Corp.(b)	7,295
326	Aerojet Rocketdyne Holdings, Inc.(b)	7,632
254	Aerovironment, Inc.(b)	6,619
662	Air Transport Services Group, Inc.(b)	6,852
293	Aircastle Ltd.	7,053
120	Alamo Group, Inc.	6,305
172	Albany International Corp., Class A	6,402
39	Allegiant Travel Co.	8,296
299	Allied Motion Technologies, Inc.	6,321
249	Altra Industrial Motion Corp.	6,325
2,518	Ameresco, Inc., Class A(b)	17,374
132	American Railcar Industries, Inc.	5,273
132	American Science & Engineering, Inc.	5,899
99	American Woodmark Corp.(b)	6,510
236	Apogee Enterprises, Inc.	13,022
166	Applied Industrial Technologies, Inc.	6,413
832	ARC Document Solutions, Inc.(b)	5,749
204	ArcBest Corp.	6,742
176	Argan, Inc.	6,843
161	Astec Industries, Inc.	6,329
96	Astronics Corp.(b)	5,952
124	Atlas Air Worldwide Holdings, Inc.(b)	6,095

Schedule of Investments(a)

134	AZZ, Inc.	$6,934
172	Barnes Group, Inc.	6,696
178	Barrett Business Services, Inc.	7,369
432	Beacon Roofing Supply, Inc.(b)	15,120
617	Blount International, Inc.(b)	5,158
527	Blue Bird Corp.(b)	6,909
276	Brady Corp., Class A	6,492
358	Briggs & Stratton Corp.	6,616
227	Brink’s Co. (The)	7,089
1,026	Builders FirstSource, Inc.(b)	15,431
313	CAI International, Inc.(b)	4,401
1,227	Casella Waste Systems, Inc., Class A(b)	7,791
714	CBIZ, Inc.(b)	6,997
522	CDI Corp.	6,321
78	CEB, Inc.	5,969
608	CECO Environmental Corp.	5,472
308	Celadon Group, Inc.	6,684
203	Chart Industries, Inc.(b)	5,542
131	CIRCOR International, Inc.	6,266
5,444	Civeo Corp.	11,650
111	CLARCOR, Inc.	6,679
279	Columbus McKinnon Corp.	6,545
606	Comfort Systems USA, Inc.	16,750
942	Commercial Vehicle Group, Inc.(b)	5,567
593	Continental Building Products, Inc.(b)	12,595
172	Con-way, Inc.	6,672
247	Covenant Transportation Group, Inc., Class A(b)	5,832
239	CRA International, Inc.(b)	5,578
140	Cubic Corp.	6,212
92	Curtiss-Wright Corp.	6,198
108	Deluxe Corp.	6,958
208	DigitalGlobe, Inc.(b)	4,405
318	Douglas Dynamics, Inc.	6,525
283	Ducommun, Inc.(b)	6,778
151	DXP Enterprises, Inc.(b)	5,542
116	Dycom Industries, Inc.(b)	7,663
1,001	Eagle Bulk Shipping, Inc.(b)	8,649
204	Echo Global Logistics, Inc.(b)	6,589
143	EMCOR Group, Inc.	6,840
156	Encore Wire Corp.	5,355
96	EnerSys	5,995
251	Engility Holdings, Inc.	5,499
376	Ennis, Inc.	6,309
2,124	Enphase Energy, Inc.(b)	12,553
116	EnPro Industries, Inc.	5,879
181	ESCO Technologies, Inc.	6,891
174	Essendant, Inc.	6,407
73	Esterline Technologies Corp.(b)	6,472
545	ExOne Co. (The)(b)	5,270
156	Exponent, Inc.	6,940
451	Federal Signal Corp.	6,747
130	Forward Air Corp.	6,311
272	Franklin Covey Co.(b)	5,144
212	Franklin Electric Co., Inc.	6,118
298	FreightCar America, Inc.	5,739
159	FTI Consulting, Inc.(b)	6,506
19,623	FuelCell Energy, Inc.(b)	16,519
829	Furmanite Corp.(b)	5,405
96	G&K Services, Inc., Class A	6,294
174	Generac Holdings, Inc.(b)	6,102
344	General Cable Corp.	5,614
678	Gibraltar Industries, Inc.(b)	12,977
767	Global Brass & Copper Holdings, Inc.	12,924
1,731	Golden Ocean Group Ltd. (Norway)	6,734
245	Gorman-Rupp Co. (The)	6,282

198	GP Strategies Corp.(b)	$5,681
1,383	GrafTech International Ltd.(b)	6,956
341	Graham Corp.	6,438
185	Granite Construction, Inc.	6,294
1,140	Great Lakes Dredge & Dock Corp.(b)	5,780
131	Greenbrier Cos., Inc. (The)	5,993
869	Griffon Corp.	14,982
318	H&E Equipment Services, Inc.	5,705
412	Harsco Corp.	5,661
286	Hawaiian Holdings, Inc.(b)	6,212
696	HC2 Holdings, Inc.(b)	5,429
207	Healthcare Services Group, Inc.	7,226
335	Heartland Express, Inc.	7,146
114	HEICO Corp.	6,251
266	Heidrick & Struggles International, Inc.	5,817
444	Heritage-Crystal Clean, Inc.(b)	5,705
234	Herman Miller, Inc.	6,561
1,274	Hill International, Inc.(b)	6,090
176	Hillenbrand, Inc.	4,991
132	HNI Corp.	6,546
162	Hub Group, Inc., Class A(b)	6,825
201	Hurco Cos., Inc.	6,291
100	Huron Consulting Group, Inc.(b)	7,647
98	Hyster-Yale Materials Handling, Inc., Class A	6,632
197	ICF International, Inc.(b)	7,222
1,014	InnerWorkings, Inc.(b)	7,605
133	Insperity, Inc.	6,687
746	Insteel Industries, Inc.	12,190
571	Interface, Inc.	14,829
184	John Bean Technologies Corp.	6,707
154	Kadant, Inc.	7,021
163	Kaman Corp.	6,434
450	Kelly Services, Inc., Class A	6,723
516	KEYW Holding Corp. (The)(b)	4,195
317	Kforce, Inc.	7,408
555	Kimball International, Inc., Class B	6,283
156	KLX, Inc.(b)	6,128
248	Knight Transportation, Inc.	6,706
270	Knoll, Inc.	6,534
196	Korn/Ferry International	6,562
1,029	Kratos Defense & Security Solutions, Inc.(b)	5,618
741	Lawson Products, Inc.(b)	20,274
396	LB Foster Co., Class A	11,623
83	Lindsay Corp.	6,961
1,484	LSI Industries, Inc.	14,781
236	Lydall, Inc.(b)	7,012
325	Marten Transport Ltd.	6,302
199	Masonite International Corp.(b)	13,745
329	MasTec, Inc.(b)	6,063
162	Matson, Inc.	6,710
102	Matthews International Corp., Class A	5,493
222	McGrath RentCorp	5,630
402	Meritor, Inc.(b)	5,660
344	Miller Industries, Inc.	6,023
356	Mistras Group, Inc.(b)	6,404
158	Mobile Mini, Inc.	5,867
102	Moog, Inc., Class A(b)	6,820
887	MRC Global, Inc.(b)	11,398
139	MSA Safety, Inc.	7,179
392	Mueller Industries, Inc.	12,689
1,516	Mueller Water Products, Inc., Class A	13,538
114	Multi-Color Corp.	7,280
237	MYR Group, Inc.(b)	7,119
75	National Presto Industries, Inc.	5,937
463	Navigant Consulting, Inc.(b)	7,278

Schedule of Investments(a)

1,826	Navios Maritime Holdings, Inc. (Monaco)	$6,756
293	Navistar International Corp.(b)	5,139
888	NCI Building Systems, Inc.(b)	11,500
644	Neff Corp., Class A(b)	5,307
631	NN, Inc.	14,406
171	Nortek, Inc.(b)	13,952
639	Northwest Pipe Co.(b)	11,534
291	NV5 Holdings, Inc.(b)	7,039
372	Omega Flex, Inc.	12,071
172	On Assignment, Inc.(b)	6,591
932	Orion Marine Group, Inc.(b)	6,748
120	P.A.M. Transportation Services, Inc.(b)	6,312
129	Park-Ohio Holdings Corp.	5,793
380	Patrick Industries, Inc.(b)	13,695
18,446	Pendrell Corp.(b)	25,455
966	PGT, Inc.(b)	15,524
2,644	Plug Power, Inc.(b)	6,848
1,181	Ply Gem Holdings, Inc.(b)	17,065
243	Polypore International, Inc.(b)	14,609
187	Powell Industries, Inc.	5,580
128	Power Solutions International, Inc.(b)	5,309
1,232	PowerSecure International, Inc.(b)	18,652
180	Preformed Line Products Co.	6,203
348	Primoris Services Corp.	6,316
102	Proto Labs, Inc.(b)	7,688
357	Quad Graphics, Inc., Class A	5,873
442	Quality Distribution, Inc.(b)	7,032
710	Quanex Building Products Corp.	14,257
905	Radiant Logistics, Inc.(b)	5,747
314	Raven Industries, Inc.	6,101
194	RBC Bearings, Inc.(b)	13,143
678	Republic Airways Holdings, Inc.(b)	3,417
416	Resources Connection, Inc.	6,585
558	Rexnord Corp.(b)	11,830
255	Roadrunner Transportation Systems, Inc.(b)	6,676
410	RPX Corp.(b)	6,347
261	Rush Enterprises, Inc., Class A(b)	6,653
1,943	Safe Bulkers, Inc. (Greece)	6,684
175	Saia, Inc.(b)	7,598
3,930	Scorpio Bulkers, Inc.(b)	7,113
412	Simpson Manufacturing Co., Inc.	14,758
438	SkyWest, Inc.	7,253
260	SP Plus Corp.(b)	6,799
217	Sparton Corp.(b)	5,178
84	Standex International Corp.	6,287
363	Steelcase, Inc., Class A	6,480
710	Stock Building Supply Holdings, Inc.(b)	13,760
181	Sun Hydraulics Corp.	6,411
293	Swift Transportation Co., Class A(b)	6,979
193	TAL International Group, Inc.(b)	3,821
201	TASER International, Inc.(b)	5,471
170	Team, Inc.(b)	7,378
65	Teledyne Technologies, Inc.(b)	6,739
105	Tennant Co.	6,280
265	Tetra Tech, Inc.	7,060
244	Textainer Group Holdings Ltd.	5,529
295	Thermon Group Holdings, Inc.(b)	7,118
643	Titan International, Inc.	6,006
518	Titan Machinery, Inc.(b)	7,278
687	TRC Cos., Inc.(b)	6,595
270	Trex Co., Inc.(b)	12,250
226	TriMas Corp.(b)	5,311
263	TriNet Group, Inc.(b)	7,069
223	TrueBlue, Inc.(b)	5,744
297	Tutor Perini Corp.(b)	6,216
371	Twin Disc, Inc.	5,973

63	UniFirst Corp.	$6,982
264	Universal Forest Products, Inc.	16,764
314	Universal Truckload Services, Inc.	6,635
140	US Ecology, Inc.	6,425
284	USA Truck, Inc.(b)	5,555
681	UTi Worldwide, Inc.(b)	5,720
281	Vectrus, Inc.(b)	6,519
360	Veritiv Corp.(b)	13,414
201	Viad Corp.	5,763
513	Vicor Corp.(b)	5,340
235	Virgin America, Inc.(b)	7,835
742	Volt Information Sciences, Inc.(b)	7,145
122	VSE Corp.	5,783
527	Wabash National Corp.(b)	7,241
164	WageWorks, Inc.(b)	8,192
128	Watts Water Technologies, Inc., Class A	7,099
252	Werner Enterprises, Inc.	7,116
435	Wesco Aircraft Holdings, Inc.(b)	6,260
871	West Corp.	25,128
124	Woodward, Inc.	6,121
383	Xerium Technologies, Inc.(b)	6,500
147	XPO Logistics, Inc.(b)	6,372
500	YRC Worldwide, Inc.(b)	9,650

		1,951,469

	Information Technology - 13.0%
902	6D Global Technologies, Inc.(b)	4,059
868	A10 Networks, Inc.(b)	5,651
239	ACI Worldwide, Inc.(b)	5,657
403	Actua Corp.(b)	5,936
316	Acxiom Corp.(b)	5,660
363	ADTRAN, Inc.	5,989
241	Advanced Energy Industries, Inc.(b)	6,312
2,336	Advanced Micro Devices, Inc.(b)	4,508
815	Aerohive Networks, Inc.(b)	6,316
625	Agilysys, Inc.(b)	5,294
299	Alliance Fiber Optic Products, Inc.	6,001
679	Alpha & Omega Semiconductor Ltd.(b)	5,330
60	Ambarella, Inc.(b)	6,952
830	Amber Road, Inc.(b)	4,897
605	American Software, Inc., Class A	5,578
948	Amkor Technology, Inc.(b)	4,181
884	Angie’s List, Inc.(b)	4,420
92	Anixter International, Inc.(b)	6,091
541	Apigee Corp.(b)	4,355
799	Applied Micro Circuits Corp.(b)	4,962
339	Applied Optoelectronics, Inc.(b)	6,594
132	Aspen Technology, Inc.(b)	5,858
212	AVG Technologies NV(b)	6,093
402	Avid Technology, Inc.(b)	4,929
436	AVX Corp.	5,873
2,012	Axcelis Technologies, Inc.(b)	5,935
109	Badger Meter, Inc.	6,411
554	Bankrate, Inc.(b)	5,052
143	Barracuda Networks, Inc.(b)	3,924
963	Bazaarvoice, Inc.(b)	5,431
287	Bel Fuse, Inc., Class B	6,337
165	Belden, Inc.	9,773
266	Benchmark Electronics, Inc.(b)	5,868
133	Benefitfocus, Inc.(b)	4,953
284	Black Box Corp.	4,447
105	Blackbaud, Inc.	6,422
84	Blackhawk Network Holdings, Inc.(b)	3,858
374	Blucora, Inc.(b)	5,300
211	Bottomline Technologies (de), Inc.(b)	5,794
348	Box, Inc., Class A(b)	5,683
826	Brightcove, Inc.(b)	4,518

Schedule of Investments(a)

165	BroadSoft, Inc.(b)	$5,762
501	Brooks Automation, Inc.	5,286
296	Cabot Microelectronics Corp.(b)	13,421
76	CACI International, Inc., Class A(b)	6,242
316	CalAmp Corp.(b)	5,407
723	Calix, Inc.(b)	6,095
373	Callidus Software, Inc.(b)	6,192
510	Carbonite, Inc.(b)	6,089
91	Cardtronics, Inc.(b)	3,373
900	Care.com, Inc.(b)	5,400
379	Cascade Microtech, Inc.(b)	5,651
62	Cass Information Systems, Inc.	3,261
83	Cavium, Inc.(b)	5,627
292	CEVA, Inc.(b)	5,469
480	ChannelAdvisor Corp.(b)	4,843
573	Checkpoint Systems, Inc.	5,008
1,612	Ciber, Inc.(b)	5,336
457	Ciena Corp.(b)	11,631
64	Cimpress NV(b)	4,130
169	Cirrus Logic, Inc.(b)	5,579
383	Clearfield, Inc.(b)	7,537
92	Coherent, Inc.(b)	5,331
453	Cohu, Inc.	4,489
137	CommVault Systems, Inc.(b)	5,133
109	comScore, Inc.(b)	6,376
200	Comtech Telecommunications Corp.	5,762
303	Comverse, Inc.(b)	6,142
188	Constant Contact, Inc.(b)	4,858
695	Control4 Corp.(b)	5,768
267	Convergys Corp.	6,704
171	Cornerstone OnDemand, Inc.(b)	6,166
476	Coupons.com, Inc.(b)	4,631
189	Cray, Inc.(b)	4,903
191	CSG Systems International, Inc.	5,940
311	CTS Corp.	5,844
228	Cvent, Inc.(b)	6,138
518	Daktronics, Inc.	5,921
667	Datalink Corp.(b)	4,522
97	Dealertrack Technologies, Inc.(b)	6,021
84	Demandware, Inc.(b)	6,347
763	DHI Group, Inc.(b)	6,081
165	Diebold, Inc.	5,618
616	Digi International, Inc.(b)	6,234
164	Digimarc Corp.(b)	6,517
1,876	Digital Turbine, Inc.(b)	4,559
240	Diodes, Inc.(b)	5,326
876	Dot Hill Systems Corp.(b)	5,536
562	DSP Group, Inc.(b)	4,906
191	DTS, Inc.(b)	5,442
844	EarthLink Holdings Corp.	6,195
319	Eastman Kodak Co.(b)	4,348
179	Ebix, Inc.	5,547
609	Electro Rent Corp.	6,120
151	Electronics for Imaging, Inc.(b)	6,901
85	Ellie Mae, Inc.(b)	6,668
979	EMCORE Corp.(b)	6,060
282	Endurance International Group Holdings, Inc.(b)	5,699
1,771	EnerNOC, Inc.(b)	14,575
411	Entegris, Inc.(b)	6,089
141	Envestnet, Inc.(b)	6,386
83	EPAM Systems, Inc.(b)	6,151
354	EPIQ Systems, Inc.	5,859
76	ePlus, Inc.(b)	5,845
57	Euronet Worldwide, Inc.(b)	3,904
153	EVERTEC, Inc.	2,879

460	Everyday Health, Inc.(b)	$5,460
576	Exar Corp.(b)	4,533
195	ExlService Holdings, Inc.(b)	7,560
2,139	Extreme Networks, Inc.(b)	4,962
295	Fabrinet NVDR (Thailand)(b)	5,475
38	Fair Isaac Corp.	3,446
325	Fairchild Semiconductor International, Inc.(b)	4,894
148	FARO Technologies, Inc.(b)	6,496
70	FEI Co.	6,018
308	Finisar Corp.(b)	5,362
1,050	Five9, Inc.(b)	4,946
129	Fleetmatics Group PLC(b)	6,175
642	FormFactor, Inc.(b)	4,642
195	Forrester Research, Inc.	6,100
175	Gigamon, Inc.(b)	4,704
438	Global Cash Access Holdings, Inc.(b)	2,212
198	Globant SA(b)	6,296
919	Glu Mobile, Inc.(b)	5,390
1,193	Gogo, Inc.(b)	21,748
172	Grubhub, Inc.(b)	5,454
388	GSI Group, Inc.(b)	5,498
254	GTT Communications, Inc.(b)	5,900
661	Guidance Software, Inc.(b)	6,656
115	Guidewire Software, Inc.(b)	6,791
525	Hackett Group, Inc. (The)	6,720
836	Harmonic, Inc.(b)	5,024
64	Heartland Payment Systems, Inc.	3,987
218	Hortonworks, Inc.(b)	5,289
120	HubSpot, Inc.(b)	6,474
312	II-VI, Inc.(b)	5,304
1,395	Imation Corp.(b)	5,720
479	Immersion Corp.(b)	6,572
90	Imperva, Inc.(b)	5,913
276	Infinera Corp.(b)	6,607
218	Infoblox, Inc.(b)	5,123
234	Inphi Corp.(b)	5,319
188	Insight Enterprises, Inc.(b)	5,074
260	Integrated Device Technology, Inc.(b)	4,969
260	Integrated Silicon Solution, Inc.	5,702
132	Interactive Intelligence Group, Inc.(b)	5,473
102	InterDigital, Inc.	5,515
653	Internap Corp.(b)	6,014
446	Intersil Corp., Class A	4,964
480	Intralinks Holdings, Inc.(b)	5,453
376	InvenSense, Inc.(b)	4,926
190	Itron, Inc.(b)	6,124
459	Ixia(b)	6,059
373	IXYS Corp.	3,902
378	j2 Global, Inc.	26,611
1,081	Jive Software, Inc.(b)	5,102
389	Kimball Electronics, Inc.(b)	5,216
302	Knowles Corp.(b)	5,753
1,661	Kopin Corp.(b)	4,950
445	KVH Industries, Inc.(b)	5,465
958	Lattice Semiconductor Corp.(b)	4,713
1,435	Limelight Networks, Inc.(b)	5,410
968	Lionbridge Technologies, Inc.(b)	5,692
662	Liquidity Services, Inc.(b)	5,945
75	Littelfuse, Inc.	6,900
595	LivePerson, Inc.(b)	5,718
91	LogMeIn, Inc.(b)	6,696
109	Luxoft Holding, Inc.(b)	6,841
144	M/A-COM Technology Solutions Holdings, Inc.(b)	4,854
100	Manhattan Associates, Inc.(b)	6,482

Schedule of Investments(a)

203	ManTech International Corp., Class A	$6,051
1,086	Marchex, Inc., Class B	4,996
844	Marin Software, Inc.(b)	4,718
200	Marketo, Inc.(b)	6,082
1,727	Mattson Technology, Inc.(b)	4,939
106	MAXIMUS, Inc.	7,230
474	MaxLinear, Inc., Class A(b)	5,157
708	MaxPoint Interactive, Inc.(b)	6,280
230	Mentor Graphics Corp.	6,001
406	Mercury Systems, Inc.(b)	5,721
79	Mesa Laboratories, Inc.	8,180
140	Methode Electronics, Inc.	3,756
438	Micrel, Inc.	6,110
166	Microsemi Corp.(b)	5,468
36	MicroStrategy, Inc., Class A(b)	7,339
3,368	Millennial Media, Inc.(b)	5,793
156	MKS Instruments, Inc.	5,538
942	Mobileiron, Inc.(b)	5,388
492	Model N, Inc.(b)	5,589
1,737	ModusLink Global Solutions, Inc.(b)	5,645
348	MoneyGram International, Inc.(b)	3,550
112	Monolithic Power Systems, Inc.	5,792
239	Monotype Imaging Holdings, Inc.	5,958
1,082	Monster Worldwide, Inc.(b)	7,628
100	MTS Systems Corp.	6,461
266	Multi-Fineline Electronix, Inc.(b)	4,751
390	Nanometrics, Inc.(b)	5,335
620	NeoPhotonics Corp.(b)	5,493
196	NETGEAR, Inc.(b)	6,564
158	NetScout Systems, Inc.(b)	6,301
210	NeuStar, Inc., Class A(b)	6,483
181	New Relic, Inc.(b)	6,299
308	Newport Corp.(b)	4,879
334	NIC, Inc.	6,025
198	Nimble Storage, Inc.(b)	5,469
1,727	Novatel Wireless, Inc.(b)	4,266
81	NVE Corp.	4,836
2,345	Oclaro, Inc.(b)	5,394
228	OmniVision Technologies, Inc.(b)	5,568
494	Opower, Inc.(b)	4,965
100	OSI Systems, Inc.(b)	7,018
453	Park City Group, Inc.(b)	5,939
291	Park Electrochemical Corp.	5,139
160	Paycom Software, Inc.(b)	5,120
195	Paylocity Holding Corp.(b)	7,004
239	PC Connection, Inc.	5,303
360	PDF Solutions, Inc.(b)	5,044
254	Pegasystems, Inc.	6,881
305	Perficient, Inc.(b)	4,950
419	Pericom Semiconductor Corp.	5,015
495	PFSweb, Inc.(b)	6,247
601	Photronics, Inc.(b)	4,958
105	Plantronics, Inc.	6,098
133	Plexus Corp.(b)	5,073
660	PMC-Sierra, Inc.(b)	4,495
514	Polycom, Inc.(b)	5,849
127	Power Integrations, Inc.	4,923
213	Progress Software Corp.(b)	6,322
91	Proofpoint, Inc.(b)	5,888
275	PROS Holdings, Inc.(b)	6,014
228	Q2 Holdings, Inc.(b)	6,199
225	QAD, Inc., Class A	6,005
161	Qlik Technologies, Inc.(b)	6,514
394	QLogic Corp.(b)	3,495
130	Qualys, Inc.(b)	4,805
3,243	Quantum Corp.(b)	3,438

880	QuinStreet, Inc.(b)	$5,122
408	Rambus, Inc.(b)	5,341
431	RealD, Inc.(b)	5,409
1,006	RealNetworks, Inc.(b)	4,708
301	RealPage, Inc.(b)	5,779
269	Reis, Inc.	6,580
324	RetailMeNot, Inc.(b)	4,909
704	Rocket Fuel, Inc.(b)	5,364
212	Rofin-Sinar Technologies, Inc.(b)	5,287
85	Rogers Corp.(b)	4,757
346	Rovi Corp.(b)	3,803
364	Rubicon Project, Inc. (The)(b)	6,345
538	Ruckus Wireless, Inc.(b)	6,634
483	Rudolph Technologies, Inc.(b)	5,419
277	Sanmina Corp.(b)	6,113
604	Sapiens International Corp. NV (Israel)	6,481
154	ScanSource, Inc.(b)	5,826
113	Science Applications International Corp.	6,066
384	SciQuest, Inc.(b)	4,566
796	SeaChange International, Inc.(b)	5,484
283	Semtech Corp.(b)	4,978
1,400	ServiceSource International, Inc.(b)	7,420
828	ShoreTel, Inc.(b)	5,871
91	Shutterstock, Inc.(b)	4,862
496	Sigma Designs, Inc.(b)	5,144
916	Silicon Graphics International Corp.(b)	4,681
107	Silicon Laboratories, Inc.(b)	4,814
423	Silver Spring Networks, Inc.(b)	4,738
744	Sonus Networks, Inc.(b)	6,004
87	SPS Commerce, Inc.(b)	6,277
76	Stamps.com, Inc.(b)	5,214
156	Stratasys Ltd.(b)	4,794
183	Super Micro Computer, Inc.(b)	4,881
276	Sykes Enterprises, Inc.(b)	6,729
70	Synaptics, Inc.(b)	5,557
124	Synchronoss Technologies, Inc.(b)	5,927
72	SYNNEX Corp.	5,445
129	Syntel, Inc.(b)	5,636
218	Take-Two Interactive Software, Inc.(b)	6,884
468	Tangoe, Inc.(b)	5,157
95	Tech Data Corp.(b)	5,541
653	TechTarget, Inc.(b)	5,655
1,698	TeleCommunication Systems, Inc., Class A(b)	6,232
713	Telenav, Inc.(b)	4,991
248	TeleTech Holdings, Inc.	6,728
154	Tessera Technologies, Inc.	5,338
202	Textura Corp.(b)	5,858
524	TiVo, Inc.(b)	5,219
516	Travelzoo, Inc.(b)	4,613
471	TrueCar, Inc.(b)	3,071
585	TTM Technologies, Inc.(b)	5,341
348	TubeMogul, Inc.(b)	4,917
47	Tyler Technologies, Inc.(b)	6,558
180	Ubiquiti Networks, Inc.	5,800
913	Ultra Clean Holdings, Inc.(b)	6,921
321	Ultratech, Inc.(b)	5,110
290	Unisys Corp.(b)	4,602
392	United Online, Inc.(b)	5,449
113	Universal Display Corp.(b)	5,391
247	Varonis Systems, Inc.(b)	5,135
179	VASCO Data Security International, Inc.(b)	3,650
196	Veeco Instruments, Inc.(b)	5,072
97	Verint Systems, Inc.(b)	5,647
96	ViaSat, Inc.(b)	5,952
2,266	Violin Memory, Inc.(b)	5,348

Schedule of Investments(a)

1,418	VirnetX Holding Corp.(b)	$6,565
122	Virtusa Corp.(b)	5,849
495	Vishay Intertechnology, Inc.	5,683
460	Vishay Precision Group, Inc.(b)	6,422
266	Web.com Group, Inc.(b)	6,621
108	WebMD Health Corp.(b)	4,707
247	Wix.com Ltd. (Israel)(b)	6,916
436	Workiva, Inc., Class A(b)	6,361
780	Xcerra Corp.(b)	4,902
346	XO Group, Inc.(b)	5,131
157	Xoom Corp.(b)	3,901
407	Yodlee, Inc.(b)	5,112
249	Zendesk, Inc.(b)	5,137
1,135	Zix Corp.(b)	5,539

		1,808,000

	Materials - 6.5%
309	A. Schulman, Inc.	11,504
258	AEP Industries, Inc.(b)	12,474
3,164	AK Steel Holding Corp.(b)	9,334
998	American Vanguard Corp.	12,794
370	Axiall Corp.	10,889
229	Balchem Corp.	12,977
418	Berry Plastics Group, Inc.(b)	13,610
363	Boise Cascade Co.(b)	12,044
681	Calgon Carbon Corp.	12,047
342	Carpenter Technology Corp.	12,839
1,199	Century Aluminum Co.(b)	11,175
347	Chase Corp.	13,266
466	Chemtura Corp.(b)	12,782
244	Clearwater Paper Corp.(b)	14,359
2,924	Cliffs Natural Resources, Inc.	7,368
2,453	Coeur Mining, Inc.(b)	8,659
843	Commercial Metals Co.	12,991
603	Core Molding Technologies, Inc.(b)	11,505
211	Deltic Timber Corp.	13,694
836	Ferro Corp.(b)	11,612
1,691	Flotek Industries, Inc.(b)	28,950
1,057	FutureFuel Corp.	12,092
761	Globe Specialty Metals, Inc.	11,750
370	Greif, Inc., Class A	11,466
332	H.B. Fuller Co.	13,300
340	Hawkins, Inc.	12,403
287	Haynes International, Inc.	12,218
716	Headwaters, Inc.(b)	13,611
4,950	Hecla Mining Co.	10,395
1,137	Horsehead Holding Corp.(b)	9,414
270	Innophos Holdings, Inc.	13,900
307	Innospec, Inc.	13,278
1,279	Intrepid Potash, Inc.(b)	10,923
166	Kaiser Aluminum Corp.	14,019
572	KapStone Paper and Packaging Corp.	13,385
530	KMG Chemicals, Inc.	11,570
564	Koppers Holdings, Inc.	11,449
568	Kraton Performance Polymers, Inc.(b)	11,655
1,164	Kronos Worldwide, Inc.	11,454
820	Louisiana-Pacific Corp.(b)	12,087
332	LSB Industries, Inc.(b)	12,254
373	Materion Corp.	11,414
208	Minerals Technologies, Inc.	13,468
734	Myers Industries, Inc.	11,105
234	Neenah Paper, Inc.	14,176
518	Olin Corp.	11,909
746	Olympic Steel, Inc.	9,042
417	OM Group, Inc.	14,128
1,743	OMNOVA Solutions, Inc.(b)	11,277
636	P.H. Glatfelter Co.	12,981

356	PolyOne Corp.	$12,200
164	Quaker Chemical Corp.	15,203
890	Rayonier Advanced Materials, Inc.	12,505
268	Real Industry, Inc.(b)	3,058
12,142	Rentech, Inc.(b)	9,244
1,570	Ryerson Holding Corp.(b)	10,629
738	Schnitzer Steel Industries, Inc., Class A	11,594
352	Schweitzer-Mauduit International, Inc.	13,974
2,579	Senomyx, Inc.(b)	16,016
203	Sensient Technologies Corp.	13,883
261	Stepan Co.	12,792
1,139	Stillwater Mining Co.(b)	10,843
532	Summit Materials, Inc., Class A(b)	13,348
1,308	SunCoke Energy, Inc.	16,075
484	Timkensteel Corp.	9,017
1,230	Trecora Resources(b)	17,171
618	Tredegar Corp.	10,419
505	Trinseo SA(b)	12,302
851	Tronox Ltd., Class A	9,344
238	United States Lime & Minerals, Inc.	12,852
352	US Concrete, Inc.(b)	14,900
2,105	Valhi, Inc.	9,367
1,523	Wausau Paper Corp.	13,463
499	Worthington Industries, Inc.	13,503

		912,698

	Telecommunication Services - 4.1%
2,834	8x8, Inc.(b)	24,684
369	Atlantic Tele-Network, Inc.	26,103
2,965	Boingo Wireless, Inc.(b)	28,849
6,436	Cincinnati Bell, Inc.(b)	25,165
782	Cogent Communications Group, Inc.	24,860
1,232	Consolidated Communications Holdings, Inc.	24,554
1,374	FairPoint Communications, Inc.(b)	22,836
1,576	General Communication, Inc., Class A(b)	28,998
10,914	Globalstar, Inc.(b)	22,592
973	Hawaiian Telcom Holdco, Inc.(b)	24,228
1,444	IDT Corp., Class B	24,577
2,487	inContact, Inc.(b)	23,079
1,441	Inteliquent, Inc.	26,226
2,471	Intelsat SA(b)	23,499
2,699	Iridium Communications, Inc.(b)	20,027
1,694	Lumos Networks Corp.	23,648
3,564	ORBCOMM, Inc.(b)	21,954
143	Pacific DataVision, Inc.(b)	4,181
2,527	Premiere Global Services, Inc.(b)	27,266
316	RingCentral, Inc., Class A(b)	6,225
783	Shenandoah Telecommunications Co.	26,920
1,520	Spok Holdings, Inc.	25,430
856	Straight Path Communications, Inc., Class B(b)	20,176
5,413	Vonage Holdings Corp.(b)	34,589
3,488	Windstream Holdings, Inc.	16,917

		577,583

	Utilities - 7.1%
761	Abengoa Yield PLC (Spain)	19,314
551	ALLETE, Inc.	26,608
704	American States Water Co.	27,139
1,235	Artesian Resources Corp., Class A	26,639
8,186	Atlantic Power Corp.	20,383
849	Avista Corp.	28,034
596	Black Hills Corp.	24,829
1,130	California Water Service Group	24,329
490	Chesapeake Utilities Corp.	25,196
492	Cleco Corp.	26,780
776	Connecticut Water Service, Inc.	26,415

Schedule of Investments(a)

2,090	Consolidated Water Co. Ltd. (Cayman Islands)	$25,289
816	Dynegy, Inc.(b)	21,257
760	El Paso Electric Co.	27,687
1,197	Empire District Electric Co. (The)	27,543
470	IDACORP, Inc.	29,192
504	Laclede Group, Inc. (The)	27,271
676	MGE Energy, Inc.	26,824
1,168	Middlesex Water Co.	26,560
931	New Jersey Resources Corp.	26,906
613	Northwest Natural Gas Co.	26,537
533	NorthWestern Corp.	28,697
1,179	NRG Yield, Inc., Class A	23,238
621	ONE Gas, Inc.	27,964
681	Ormat Technologies, Inc.	27,703
981	Otter Tail Corp.	25,427
880	Pattern Energy Group, Inc.	21,498
732	Piedmont Natural Gas Co., Inc.	27,823
1,058	PNM Resources, Inc.	27,910
795	Portland General Electric Co.	28,628
849	SJW Corp.	25,343
1,046	South Jersey Industries, Inc.	25,355
497	Southwest Gas Corp.	28,001
554	UIL Holdings Corp.	26,559
800	Unitil Corp.	28,440
1,405	Vivint Solar, Inc.(b)	21,440
476	WGL Holdings, Inc.	26,608
1,200	York Water Co. (The)	25,608

		986,974

	Total Common Stocks and Other Equity Interests (Cost $14,431,052)	13,943,202

	Money Market Fund - 0.4%
50,158	Invesco Premier Portfolio – Institutional Class, 0.07%(d) (Cost $50,158)	50,158

	Total Investments (Cost $14,481,210)(e)-100.3%	13,993,360
	Other assets less liabilities-(0.3)%	(43,995)

	Net Assets-100.0%	$13,949,365

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended July 31, 2015.

	Value April 30, 2015	Purch- ases at Cost	Proc eeds from Sales	Change in Unre- alized Appre- ciation (Depre- ciation)	Real- ized Gain (Loss)	Value July 31, 2015	Divid- end Income
Invesco Mortgage Capital, Inc. REIT	$-	$4,396	$(831)	$(331)	$(35)	$3,199	$113

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(e)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $14,521,088. The net unrealized depreciation was $527,728, which consisted of aggregate gross unrealized appreciation of $809,197 and aggregate gross unrealized depreciation of $1,336,925.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 2000 Pure Growth Portfolio (PXSG)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 14.5%
5,799	American Axle & Manufacturing Holdings, Inc.(b)	$115,864
4,151	ANN, Inc.(b)	189,908
1,723	Asbury Automotive Group, Inc.(b)	152,141
3,151	BJ’s Restaurants, Inc.(b)	162,466
325	Bloomin’ Brands, Inc.	7,569
7,919	Blue Nile, Inc.(b)	251,191
1,625	Buffalo Wild Wings, Inc.(b)	317,817
1,031	Cheesecake Factory, Inc. (The)	59,530
4,669	ClubCorp Holdings, Inc.	108,881
369	Container Store Group, Inc. (The)(b)	6,708
70	Dave & Buster’s Entertainment, Inc.(b)	2,716
1,073	Dorman Products, Inc.(b)	56,633
1,555	Drew Industries, Inc.	91,216
575	Etsy, Inc.(b)	11,983
3,513	Five Below, Inc.(b)	129,524
4,875	Francesca’s Holdings Corp.(b)	59,280
4,987	Gentherm, Inc.(b)	250,996
3,065	Grand Canyon Education, Inc.(b)	133,113
124	Hibbett Sports, Inc.(b)	5,648
2,211	IMAX Corp. (Canada)(b)	82,714
6,518	Installed Building Products, Inc.(b)	177,094
2,326	La Quinta Holdings, Inc.(b)	49,358
1,735	Liberty Tax, Inc., Class A	45,561
5,356	LifeLock, Inc.(b)	42,420
778	Lithia Motors, Inc., Class A	93,119
4,097	Mattress Firm Holding Corp.(b)	253,399
156	Men’s Wearhouse, Inc. (The)	9,285
423	Monro Muffler Brake, Inc.	26,755
5,907	Nautilus, Inc.(b)	124,815
5,042	Nexstar Broadcasting Group, Inc., Class A	289,209
1,051	Orbitz Worldwide, Inc.(b)	11,855
2,116	Outerwall, Inc.(c)	149,855
792	Oxford Industries, Inc.	66,473
787	Papa John’s International, Inc.	59,466
2,124	Pier 1 Imports, Inc.	25,084
5,942	Pinnacle Entertainment, Inc.(b)	228,767
1,044	Pool Corp.	73,518
2,658	Popeyes Louisiana Kitchen, Inc.(b)	161,287
7,373	Select Comfort Corp.(b)	191,993
7,981	Sinclair Broadcast Group, Inc., Class A	231,609
1,725	Steiner Leisure Ltd.(b)	99,533
89	Tenneco, Inc.(b)	4,433
10,245	Tile Shop Holdings, Inc. (The)(b)(c)	146,299
229	Vail Resorts, Inc.	25,119
366	Vince Holding Corp.(b)	3,590
158	Winmark Corp.	16,015
2,468	Zoe’s Kitchen, Inc.(b)(c)	110,690
8,078	zulily, Inc., Class A(b)(c)	106,710

		5,019,209

	Consumer Staples - 2.8%
752	Boston Beer Co., Inc. (The), Class A(b)	165,831
2,629	Calavo Growers, Inc.	143,307
3,706	Cal-Maine Foods, Inc.(c)	200,717

97	Casey’s General Stores, Inc.	$9,915
5,746	Chefs’ Warehouse, Inc. (The)(b)	98,831
3,273	Natural Health Trends Corp.(c)	99,172
1,072	PriceSmart, Inc.	103,888
1,305	USANA Health Sciences, Inc.(b)	162,668

		984,329

	Energy - 0.6%
7,353	RigNet, Inc.(b)	190,663

	Financials - 5.9%
1,029	Altisource Portfolio Solutions SA(b)	33,607
1,234	BofI Holding, Inc.(b)	151,597
3,917	Cohen & Steers, Inc.	121,074
4,281	CoreSite Realty Corp. REIT	214,906
322	Diamond Hill Investment Group, Inc.	61,982
38	Evercore Partners, Inc., Class A	2,234
333	Fifth Street Asset Management, Inc., Class A	3,057
5,023	Financial Engines, Inc.(c)	230,355
72	GAMCO Investors, Inc., Class A	4,944
2,647	HFF, Inc., Class A	121,338
2,094	Marcus & Millichap, Inc.(b)	107,297
2,297	MarketAxess Holdings, Inc.	224,647
2,613	PRA Group, Inc.(b)	166,056
223	Ryman Hospitality Properties, Inc. REIT	12,751
669	Universal Health Realty Income Trust REIT	32,761
1,884	Universal Insurance Holdings, Inc.	51,659
3,894	Virtu Financial, Inc., Class A(b)	91,509
785	Westwood Holdings Group, Inc.	47,163
13,735	WisdomTree Investments, Inc.	342,002

		2,020,939

	Health Care - 31.3%
3,194	AAC Holdings, Inc.(b)	121,404
4,424	Abaxis, Inc.	221,465
4,504	Abiomed, Inc.(b)	348,880
3,260	Achillion Pharmaceuticals, Inc.(b)	27,775
1,827	Adeptus Health, Inc., Class A(b)	200,769
6,267	Aerie Pharmaceuticals, Inc.(b)	113,683
3,173	Agile Therapeutics, Inc.(b)	28,970
2,227	Air Methods Corp.(b)	87,722
735	ANI Pharmaceuticals, Inc.(b)	52,207
39,947	Antares Pharma, Inc.(b)	84,288
32,390	Arena Pharmaceuticals, Inc.(b)	130,856
15,947	ARIAD Pharmaceuticals, Inc.(b)(c)	130,128
5,732	BioSpecifics Technologies Corp.(b)	393,903
3,161	Cambrex Corp.(b)	155,679
3,351	Castlight Health, Inc., Class B(b)	24,060
1,898	Catalent, Inc.(b)	64,684
720	Cempra, Inc.(b)	30,139
3,769	Cepheid, Inc.(b)	209,519
6,796	Civitas Solutions, Inc.(b)	152,842
10,583	CorMedix, Inc.(b)(c)	37,041
3,438	CorVel Corp.(b)	109,879
2,456	Cyberonics, Inc.(b)	150,798
9,907	Depomed, Inc.(b)	312,071
116	Enanta Pharmaceuticals, Inc.(b)	5,875
4,816	Endologix, Inc.(b)	68,676
2,241	Exact Sciences Corp.(b)	53,941
6,573	ExamWorks Group, Inc.(b)	230,581
1,714	Fluidigm Corp.(b)	34,331
4,393	Foamix Pharmaceuticals Ltd. (Israel)(b)	46,742
5,815	GenMark Diagnostics, Inc.(b)	49,428
4,353	Genomic Health, Inc.(b)	117,879
7,686	Halozyme Therapeutics, Inc.(b)	179,391
4,620	HealthEquity, Inc.(b)	155,509
629	HealthStream, Inc.(b)	17,650

Schedule of Investments(a)

1,539	HeartWare International, Inc.(b)	$139,603
8,148	IGI Laboratories, Inc.(b)(c)	71,702
6,366	ImmunoGen, Inc.(b)(c)	114,715
2,346	Imprivata, Inc.(b)	35,659
2,438	INC Research Holdings, Inc., Class A(b)	121,973
67	Infinity Pharmaceuticals, Inc.(b)	586
117	Insulet Corp.(b)	3,965
2,165	Intra-Cellular Therapies, Inc.(b)	63,002
4,427	Ironwood Pharmaceuticals, Inc., Class A(b)	46,262
1,097	K2M Group Holdings, Inc.(b)	25,099
2,755	La Jolla Pharmaceutical Co.(b)	83,752
4,591	Lannett Co., Inc.(b)	273,624
2,305	Ligand Pharmaceuticals, Inc.(b)	249,539
1,976	Masimo Corp.(b)	82,360
3,753	Medidata Solutions, Inc.(b)	201,911
59,690	Merge Healthcare, Inc.(b)	327,698
9,762	Mimedx Group, Inc.(b)(c)	104,746
2,789	Molina Healthcare, Inc.(b)	210,374
1,327	Natus Medical, Inc.(b)	59,927
11,134	Nektar Therapeutics(b)	140,400
3,366	Neogen Corp.(b)	195,868
47,557	NeoGenomics, Inc.(b)	290,573
955	Nevro Corp.(b)	48,485
3,830	NewLink Genetics Corp.(b)(c)	199,735
32,833	Nobilis Health Corp.(b)	193,386
11,087	Novavax, Inc.(b)	133,709
2,430	NuVasive, Inc.(b)	133,674
188	NxStage Medical, Inc.(b)	2,685
2,524	Ocular Therapeutix, Inc.(b)	58,279
18,548	Orexigen Therapeutics, Inc.(b)(c)	74,192
3,741	Pacira Pharmaceuticals, Inc.(b)	248,477
1,210	Paratek Pharmaceuticals, Inc.	30,444
3,304	PAREXEL International Corp.(b)	227,844
18,359	Pernix Therapeutics Holdings, Inc.(b)	91,428
363	Portola Pharmaceuticals, Inc.(b)	17,947
1,059	Press Ganey Holdings, Inc.(b)	33,157
904	Providence Service Corp. (The)(b)	42,542
1,266	Radius Health, Inc.(b)	99,153
6,542	RadNet, Inc.(b)	43,766
2,125	Relypsa, Inc.(b)	70,359
6,886	Repligen Corp.(b)	241,079
742	Sagent Pharmaceuticals, Inc.(b)	18,238
18,137	Sequenom, Inc.(b)(c)	51,146
1,297	STAAR Surgical Co.(b)	11,375
16,043	Sucampo Pharmaceuticals, Inc., Class A(b)	349,577
11,050	Supernus Pharmaceuticals, Inc.(b)	234,371
2,647	T2 Biosystems, Inc.(b)	38,143
3,568	Tandem Diabetes Care, Inc.(b)	44,778
1,759	Team Health Holdings, Inc.(b)	118,574
11,077	TherapeuticsMD, Inc.(b)	86,290
4,716	Vascular Solutions, Inc.(b)	175,577
15,147	VIVUS, Inc.(b)(c)	22,872
29,180	XenoPort, Inc.(b)	213,014
10,654	Zeltiq Aesthetics, Inc.(b)	365,965
5,840	Zogenix, Inc.(b)	112,770

		10,825,134

	Industrials - 13.0%
5,195	AAON, Inc.	115,277
4,664	Advanced Drainage Systems, Inc.	129,799
1,606	Allegiant Travel Co.	341,644
4,073	Allied Motion Technologies, Inc.	86,103
3,325	American Woodmark Corp.(b)	218,652
517	Apogee Enterprises, Inc.	28,528
307	Astronics Corp.(b)	19,034
380	AZZ, Inc.	19,665
2,233	Barrett Business Services, Inc.	92,446

23,590	Builders FirstSource, Inc.(b)	$354,794
4,083	Dycom Industries, Inc.(b)	269,723
5,054	Echo Global Logistics, Inc.(b)	163,244
7,056	Enphase Energy, Inc.(b)(c)	41,701
983	Forward Air Corp.	47,725
253	GP Strategies Corp.(b)	7,259
1,458	Greenbrier Cos., Inc. (The)(c)	66,703
9,488	Hawaiian Holdings, Inc.(b)	206,079
7,989	Healthcare Services Group, Inc.	278,896
161	Heartland Express, Inc.	3,434
308	HEICO Corp.	16,888
1,675	HNI Corp.	83,063
3,203	Insperity, Inc.	161,047
8,674	Kforce, Inc.	202,711
1,473	Knight Transportation, Inc.	39,830
2,981	Multi-Color Corp.	190,367
734	Nortek, Inc.(b)	59,887
1,885	NV5 Holdings, Inc.(b)	45,598
1,772	On Assignment, Inc.(b)	67,903
1,610	P.A.M. Transportation Services, Inc.(b)	84,686
4,313	Patrick Industries, Inc.(b)	155,441
20,971	PGT, Inc.(b)	337,004
2,216	Power Solutions International, Inc.(b)(c)	91,920
3,751	Stock Building Supply Holdings, Inc.(b)	72,694
2,280	Sun Hydraulics Corp.	80,758
4,670	Swift Transportation Co., Class A(b)	111,239
4,258	TASER International, Inc.(b)	115,903
1,256	Trex Co., Inc.(b)	56,985
730	WageWorks, Inc.(b)	36,463

		4,501,093

	Information Technology - 28.4%
7,057	ACI Worldwide, Inc.(b)	167,039
160	Ambarella, Inc.(b)	18,539
9,945	Angie’s List, Inc.(b)(c)	49,725
2,028	Apigee Corp.(b)	16,325
3,256	Aspen Technology, Inc.(b)	144,501
2,668	AVG Technologies NV(b)	76,678
1,565	Belden, Inc.	92,695
132	Benefitfocus, Inc.(b)	4,916
2,956	Blackbaud, Inc.	180,789
1,382	Box, Inc., Class A(b)	22,568
4,960	BroadSoft, Inc.(b)	173,203
11,150	CalAmp Corp.(b)	190,776
3,535	Callidus Software, Inc.(b)	58,681
1,567	Carbonite, Inc.(b)	18,710
1,124	Cardtronics, Inc.(b)	41,667
4,098	Cavium, Inc.(b)	277,844
1,505	Cimpress NV(b)	97,118
16,374	Clearfield, Inc.(b)(c)	322,240
2,153	CommVault Systems, Inc.(b)	80,673
1,877	comScore, Inc.(b)	109,804
3,512	Constant Contact, Inc.(b)	90,750
1,460	Cornerstone OnDemand, Inc.(b)	52,648
5,480	Coupons.com, Inc.(b)(c)	53,320
2,763	Demandware, Inc.(b)	208,772
17,897	EarthLink Holdings Corp.	131,364
4,291	Eastman Kodak Co.(b)	58,486
1,988	Ellie Mae, Inc.(b)	155,959
5,699	Endurance International Group Holdings, Inc.(b)	115,177
4,297	Envestnet, Inc.(b)	194,611
2,821	EPAM Systems, Inc.(b)	209,064
2,050	Fair Isaac Corp.	185,915
546	FEI Co.	46,940
4,587	Five9, Inc.(b)	21,605
3,642	Fleetmatics Group PLC(b)	174,343

Schedule of Investments(a)

2,726	Forrester Research, Inc.	$85,269
4,448	Gigamon, Inc.(b)	119,562
2,162	Globant SA(b)	68,752
3,278	Grubhub, Inc.(b)	103,945
5,835	GTT Communications, Inc.(b)	135,547
6,723	Hackett Group, Inc. (The)	86,054
801	Hortonworks, Inc.(b)	19,432
545	HubSpot, Inc.(b)	29,403
18,154	Immersion Corp.(b)	249,073
265	Imperva, Inc.(b)	17,411
6,595	Infinera Corp.(b)	157,884
5,565	Inphi Corp.(b)	126,492
379	InvenSense, Inc.(b)	4,965
568	j2 Global, Inc.	39,987
2,824	Jive Software, Inc.(b)	13,329
4,120	Lionbridge Technologies, Inc.(b)	24,226
4,479	LogMeIn, Inc.(b)	329,565
1,783	Luxoft Holding, Inc.(b)	111,901
1,977	M/A-COM Technology Solutions Holdings, Inc.(b)	66,645
1,901	Manhattan Associates, Inc.(b)	123,223
17	Marketo, Inc.(b)	517
49,125	Mattson Technology, Inc.(b)	140,498
2,100	MAXIMUS, Inc.	143,241
24,789	MaxLinear, Inc., Class A(b)	269,704
3,160	Methode Electronics, Inc.	84,783
977	Microsemi Corp.(b)	32,182
714	MicroStrategy, Inc., Class A(b)	145,549
684	New Relic, Inc.(b)	23,803
1,122	NIC, Inc.	20,241
1,326	Nimble Storage, Inc.(b)	36,624
1,564	Opower, Inc.(b)	15,718
5,037	Paycom Software, Inc.(b)	161,184
1,137	Paylocity Holding Corp.(b)	40,841
2,845	Pegasystems, Inc.	77,071
238	Proofpoint, Inc.(b)	15,399
4,593	PROS Holdings, Inc.(b)	100,449
1,055	Q2 Holdings, Inc.(b)	28,685
5,411	Qlik Technologies, Inc.(b)	218,929
2,690	Qualys, Inc.(b)	99,422
2,080	Rambus, Inc.(b)	27,227
10,718	RealPage, Inc.(b)	205,786
8,861	Rubicon Project, Inc. (The)(b)	154,447
2,577	SPS Commerce, Inc.(b)	185,931
1,432	Stamps.com, Inc.(b)	98,235
2,468	Synaptics, Inc.(b)	195,910
3,257	Synchronoss Technologies, Inc.(b)	155,685
2,821	Tangoe, Inc.(b)	31,087
16,405	TiVo, Inc.(b)	163,394
1	TrueCar, Inc.(b)	7
1,497	Tyler Technologies, Inc.(b)	208,891
2,582	Universal Display Corp.(b)	123,187
923	Varonis Systems, Inc.(b)	19,189
5,420	VASCO Data Security International, Inc.(b)(c)	110,514
1,052	Violin Memory, Inc.(b)	2,483
1,699	Virtusa Corp.(b)	81,450
77	Web.com Group, Inc.(b)	1,917
4,816	WebMD Health Corp.(b)	209,881
118	Wix.com Ltd. (Israel)(b)	3,304
2,049	Workiva, Inc., Class A(b)	29,895
11,196	Yodlee, Inc.(b)	140,622
944	Zendesk, Inc.(b)	19,475
48,154	Zix Corp.(b)	234,992

		9,814,459

	Materials - 2.4%
2,217	Balchem Corp.	$125,637
138	Deltic Timber Corp.	8,956
11,405	Globe Specialty Metals, Inc.	176,093
2,383	Koppers Holdings, Inc.	48,375
5,391	PolyOne Corp.	184,750
3,661	Summit Materials, Inc., Class A(b)	91,855
3,558	Trinseo SA(b)	86,673
2,192	US Concrete, Inc.(b)	92,787

		815,126

	Telecommunication Services - 1.1%
6,087	Cogent Communications Group, Inc.	193,506
1,024	FairPoint Communications, Inc.(b)	17,019
6,824	General Communication, Inc., Class A(b)	125,561
1,541	RingCentral, Inc., Class A(b)	30,358

		366,444

	Total Common Stocks and Other Equity Interests (Cost $32,905,675)	34,537,396

	Warrants - 0.0%
	Energy - 0.0%
637	Magnum Hunter Resources Corp., expiring 05/15/16(b) (Cost $0)	0

	Money Market Fund - 0.1%
24,878	Invesco Premier Portfolio – Institutional Class, 0.07%(d) (Cost $24,878)	24,878

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $32,930,553)-100.1%	34,562,274

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.4%
1,873,776	Invesco Liquid Assets Portfolio - Institutional Class, 0.11%(d)(e) (Cost $1,873,776)	1,873,776

	Total Investments (Cost $34,804,329)(f)-105.5%	36,436,050
	Other assets less liabilities-(5.5)%	(1,901,427)

	Net Assets-100.0%	$34,534,623

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

Schedule of Investments(a)

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$1,809,688	$(1,809,688)	$-

*	Amount does not include excess collateral received, if any.

(f)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $34,951,656. The net unrealized appreciation was $1,484,394, which consisted of aggregate gross unrealized appreciation of $3,108,617 and aggregate gross unrealized depreciation of $1,624,223.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 2000 Pure Value Portfolio (PXSV)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 6.5%
27,448	Apollo Education Group, Inc.(b)	$351,609
2,550	Ascent Capital Group, Inc., Series A(b)	99,526
7,032	Barnes & Noble, Inc.(b)	184,871
131,183	bebe stores, Inc.	241,377
96,245	Career Education Corp.(b)	306,059
13,870	DeVry Education Group, Inc.	421,371
1,371	FTD Cos., Inc.(b)	39,937
19,668	Guess?, Inc.	430,532
18,829	Harte-Hanks, Inc.	88,308
84	Haverty Furniture Cos., Inc.	1,863
8,581	International Speedway Corp., Class A	294,071
10,458	New Media Investment Group, Inc.	177,891
2,811	Pep Boys-Manny, Moe & Jack (The)(b)	33,310
21,167	Regis Corp.(b)	309,673
3,708	Remy International, Inc.	109,757
14,490	Ruby Tuesday, Inc.(b)	106,357
1,873	Scholastic Corp.	80,708
20,785	Speedway Motorsports, Inc.	435,446
3,284	Stage Stores, Inc.	57,798
5,197	Stein Mart, Inc.	52,957
8,207	Taylor Morrison Home Corp., Class A(b)	157,985
18,731	Time, Inc.	418,076

		4,399,482

	Consumer Staples - 0.3%
1,479	Fresh Del Monte Produce, Inc.	58,450
2,774	Universal Corp.	158,257
211	Weis Markets, Inc.	8,898

		225,605

	Energy - 11.7%
3,889	Ardmore Shipping Corp. (Ireland)	51,102
62,845	Bill Barrett Corp.(b)(c)	356,960
73,097	Callon Petroleum Co.(b)	478,054
1,165	CARBO Ceramics, Inc.(c)	38,270
927	Clayton Williams Energy, Inc.(b)	37,340
98,854	Cloud Peak Energy, Inc.(b)(c)	314,356
35,636	Contango Oil & Gas Co.(b)	327,139
10,594	DHT Holdings, Inc.	84,222
11,311	Eclipse Resources Corp.(b)(c)	43,547
35,665	Energy XXI Ltd.(c)	63,127
6,286	Era Group, Inc.(b)	106,422
46,999	EXCO Resources, Inc.	27,222
13,934	Exterran Holdings, Inc.	345,424
9,522	Forum Energy Technologies, Inc.(b)	145,496
39,882	Frontline Ltd. (Norway)(b)(c)	123,235
31,955	Gastar Exploration, Inc.(b)	54,324
9,535	Geospace Technologies Corp.(b)	166,290
18,686	Gulfmark Offshore, Inc., Class A(c)	176,022
552,543	Halcon Resources Corp.(b)(c)	607,797
36,509	Helix Energy Solutions Group, Inc.(b)	305,580
18,541	Hornbeck Offshore Services, Inc.(b)	337,446
10,038	Jones Energy, Inc., Class A(b)	70,668
166,422	Key Energy Services, Inc.(b)	151,461
92,525	McDermott International, Inc.(b)	407,110

177,493	North Atlantic Drilling Ltd. (Norway)(c)	$166,932
10,422	Oil States International, Inc.(b)	313,806
45,808	Pacific Ethanol, Inc.(b)(c)	338,063
102,528	Parker Drilling Co.(b)	260,421
66	PDC Energy, Inc.(b)	3,099
125,852	Peabody Energy Corp.(c)	151,022
38,935	Penn Virginia Corp.(b)(c)	52,173
366,300	SandRidge Energy, Inc.(b)	189,377
3,470	Scorpio Tankers, Inc. (Monaco)	37,268
36,858	Seventy Seven Energy, Inc.(b)	114,997
32,331	Ship Finance International Ltd. (Norway)(c)	540,898
39,040	Stone Energy Corp.(b)	226,042
13,387	Tesco Corp.	128,515
64,140	TETRA Technologies, Inc.(b)	305,306
8,076	Tidewater, Inc.(c)	157,724
39,341	W&T Offshore, Inc.(c)	148,316

		7,952,573

	Financials - 55.2%
8,354	1st Source Corp.	283,952
17,518	AG Mortgage Investment Trust, Inc. REIT	318,828
5,615	Agree Realty Corp. REIT	174,009
18,922	American Capital Mortgage Investment Corp. REIT	305,401
4,384	American Equity Investment Life Holding Co.	129,503
4,518	American Residential Properties, Inc. REIT	83,583
15,620	Apollo Commercial Real Estate Finance, Inc. REIT	263,666
7,683	Apollo Residential Mortgage, Inc. REIT	111,250
1,277	Argo Group International Holdings Ltd.	71,997
13,237	Arlington Asset Investment Corp., Class A(c)	252,827
14,225	Armada Hoffler Properties, Inc. REIT	145,806
78,278	ARMOUR Residential REIT, Inc. REIT	222,310
28,137	Astoria Financial Corp.	425,431
2,049	BancFirst Corp.	130,337
2,337	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	64,314
14,303	Bancorp, Inc. (The)(b)	119,430
17,209	BankFinancial Corp.	208,057
5,042	Banner Corp.	240,302
20,115	BBCN Bancorp, Inc.	308,765
21,986	Beneficial Bancorp, Inc.(b)	282,740
7,696	Berkshire Hills Bancorp, Inc.	223,954
9,971	Blue Hills Bancorp, Inc.(b)	143,981
13,687	Bluerock Residential Growth REIT, Inc., Class A REIT	175,194
3,928	Boston Private Financial Holdings, Inc.	49,414
7,786	Bryn Mawr Bank Corp.	224,548
31,387	Calamos Asset Management, Inc., Class A	376,958
26,499	Campus Crest Communities, Inc. REIT	151,044
26,571	Capitol Federal Financial, Inc.	319,383
34,789	Capstead Mortgage Corp. REIT	385,114
15,487	Cash America International, Inc.	429,455
18,750	CatchMark Timber Trust, Inc., Class A REIT	200,250
3,746	Cathay General Bancorp	120,284
8,001	Cedar Realty Trust, Inc. REIT	53,607
3,765	Centerstate Banks, Inc.	52,484
4,026	Central Pacific Financial Corp.	93,766
40,875	Chambers Street Properties REIT	303,293
9,533	Chatham Lodging Trust REIT	257,582
6,903	Chemical Financial Corp.	227,454
4,628	City Holding Co.	223,162
10,930	Clifton Bancorp, Inc.	148,648
22,327	CoBiz Financial, Inc.	285,562

Schedule of Investments(a)

6,173	Colony Capital, Inc., Class A REIT	$140,251
1,822	Columbia Banking System, Inc.	59,743
3,541	Community Bank System, Inc.	135,372
6,668	Community Trust Bancorp, Inc.	233,447
30,104	Cousins Properties, Inc. REIT	312,480
8,091	CVB Financial Corp.	143,292
46,570	CYS Investments, Inc. REIT	361,383
9,393	DCT Industrial Trust, Inc. REIT	326,501
24,720	DiamondRock Hospitality Co. REIT	311,719
23,283	Dime Community Bancshares, Inc.	395,811
40,608	Dynex Capital, Inc. REIT	299,281
7,732	Education Realty Trust, Inc. REIT	244,640
17,165	Enterprise Financial Services Corp.	414,191
4,520	EPR Properties REIT	258,182
3,092	EverBank Financial Corp.	61,654
22,385	EZCORP, Inc., Class A(b)	158,710
22,253	F.N.B. Corp.	306,869
5,294	FBL Financial Group, Inc., Class A	301,811
8,543	Federal Agricultural Mortgage Corp., Class C	228,525
4,030	Fidelity & Guaranty Life	104,901
15,126	Fidelity Southern Corp.	294,049
1,278	First American Financial Corp.	51,861
33,351	First BanCorp(b)	143,743
34,608	First Busey Corp.	220,453
338	First Citizens BancShares, Inc., Class A	86,643
8,174	First Defiance Financial Corp.	314,290
10,430	First Financial Bancorp	198,274
5,822	First Financial Corp.	193,174
3,334	First Industrial Realty Trust, Inc. REIT	69,814
5,416	First Interstate BancSystem, Inc., Class A	150,186
17,312	First Merchants Corp.	450,631
888	First Midwest Bancorp, Inc.	16,668
792	First NBC Bank Holding Co.(b)	30,254
26,632	First Potomac Realty Trust REIT	302,273
9,316	FirstMerit Corp.	174,582
22,549	Flagstar Bancorp, Inc.(b)	457,745
19,341	Flushing Financial Corp.	401,519
27,186	Fulton Financial Corp.	352,331
159	Getty Realty Corp. REIT	2,643
904	Glacier Bancorp, Inc.	25,402
6,663	Gladstone Commercial Corp. REIT	106,741
6,251	Government Properties Income Trust REIT	107,955
12,751	Gramercy Property Trust, Inc. REIT	311,889
10,292	Great Ajax Corp. REIT	144,500
7,562	Great Southern Bancorp, Inc.	313,823
13,557	Great Western Bancorp, Inc.	356,007
1,420	Green Dot Corp., Class A(b)	29,422
5,864	Guaranty Bancorp	94,000
11,891	Hancock Holding Co.	347,455
10,596	Hanmi Financial Corp.	268,185
1,902	Heartland Financial USA, Inc.	71,667
12,912	Hersha Hospitality Trust REIT	350,173
13,888	HomeTrust Bancshares, Inc.(b)	238,040
6,433	Horace Mann Educators Corp.	226,699
266	Hudson Pacific Properties, Inc. REIT	8,187
500	IBERIABANK Corp.	32,275
45,734	Independence Realty Trust, Inc. REIT(c)	373,647
5,415	Independent Bank Corp./MA	261,869
20,323	Independent Bank Corp./MI	289,806
8,295	International Bancshares Corp.	223,384
21,353	Invesco Mortgage Capital, Inc. REIT(d)	307,697
15,968	Investors Real Estate Trust REIT	115,129
25,341	iStar Financial, Inc. REIT(b)	331,967
4,243	James River Group Holdings Ltd.	116,470
13,161	JG Wentworth Co. (The), Class A(b)	108,447

2,517	Kite Realty Group Trust REIT	$66,449
30,556	Lakeland Bancorp, Inc.	345,283
1,996	Lakeland Financial Corp.	84,910
3,215	LaSalle Hotel Properties REIT	106,963
18,037	Lexington Realty Trust REIT	155,118
12,529	Mack-Cali Realty Corp. REIT	261,104
11,656	MainSource Financial Group, Inc.	255,150
15,479	MBIA, Inc.(b)	92,100
4,823	Mercantile Bank Corp.	99,354
9,777	Monmouth Real Estate Investment Corp. REIT	97,966
18,490	Monogram Residential Trust, Inc. REIT	172,697
27,833	National Penn Bancshares, Inc.	298,370
593	National Western Life Insurance Co., Class A	142,907
2,180	Nationstar Mortgage Holdings, Inc.(b)	40,439
203	Navigators Group, Inc. (The)(b)	15,871
15,067	NBT Bancorp, Inc.	407,261
3,680	Nelnet, Inc., Class A	144,955
11,647	NexPoint Residential Trust, Inc. REIT	151,062
21,554	Northwest Bancshares, Inc.	273,520
23,232	OFG Bancorp	187,250
13,019	Old National Bancorp	187,343
15,129	One Liberty Properties, Inc. REIT	341,915
5,064	Oppenheimer Holdings, Inc., Class A	114,953
20,715	Orchid Island Capital, Inc. REIT	178,563
6,982	Pacific Continental Corp.	92,721
350	Park National Corp.	30,660
714	Parkway Properties, Inc. REIT	12,809
19,034	PennyMac Mortgage Investment Trust REIT	338,044
3,815	Peoples Bancorp, Inc.	80,268
16,875	PHH Corp.(b)	421,200
4,588	Piper Jaffray Cos.(b)	205,772
17,886	Preferred Apartment Communities, Inc., Class A REIT	202,648
5,128	Prosperity Bancshares, Inc.	279,938
16,652	Provident Financial Services, Inc.	326,712
15,007	QCR Holdings, Inc.	323,551
19,410	Radian Group, Inc.	358,309
56,655	RAIT Financial Trust REIT	296,872
13,634	Ramco-Gershenson Properties Trust REIT	230,960
365	RCS Capital Corp., Class A(b)	2,128
499	Redwood Trust, Inc. REIT	7,735
7,802	Resource Capital Corp. REIT	27,931
7,587	Retail Opportunity Investments Corp. REIT	130,117
12,565	Rexford Industrial Realty, Inc. REIT	183,072
6,907	S&T Bancorp, Inc.	213,564
13	Safety Insurance Group, Inc.	754
6,713	Sandy Spring Bancorp, Inc.	183,533
14,878	Select Income REIT	298,601
4,909	Selective Insurance Group, Inc.	151,246
5,618	Silver Bay Realty Trust Corp. REIT	91,068
10,141	Southside Bancshares, Inc.	277,052
7,007	Starwood Waypoint Residential Trust REIT	171,531
2,461	Stock Yards Bancorp, Inc.	90,712
8,001	STORE Capital Corp. REIT	168,021
6,483	Summit Hotel Properties, Inc. REIT	88,363
147	Susquehanna Bancshares, Inc.	2,087
6,545	Symetra Financial Corp.	163,887
6,982	Talmer Bancorp, Inc., Class A	113,807
124	Tejon Ranch Co.(b)	3,078
3,083	Terreno Realty Corp. REIT	64,651
4,313	Tompkins Financial Corp.	233,118
5,790	TowneBank	102,194
10,846	TriCo Bancshares	268,872

Schedule of Investments(a)

29,533	Triumph Bancorp, Inc.(b)	$415,234
14,439	TrustCo Bank Corp. NY	89,955
8,170	Trustmark Corp.	196,407
4,699	Umpqua Holdings Corp.	83,360
9,736	Union Bankshares Corp.	240,284
6,213	United Bankshares, Inc.	251,813
1,157	United Community Banks, Inc.	24,147
51,576	United Community Financial Corp.	266,132
13,054	United Development Funding IV REIT(c)	236,800
38,141	Valley National Bancorp	378,359
16,521	Washington Federal, Inc.	384,609
7,064	Washington Trust Bancorp, Inc.	280,935
9,473	Webster Financial Corp.	366,226
9,680	WesBanco, Inc.	321,570
532	Westamerica Bancorp.	26,057
22,171	Western Asset Mortgage Capital Corp. REIT(c)	307,512
24,948	Whitestone REIT	322,578
1,680	Wintrust Financial Corp.	90,586
14,019	WSFS Financial Corp.	402,485

		37,602,515

	Health Care - 2.0%
41,975	BioScrip, Inc.(b)(c)	105,357
19,443	Endocyte, Inc.(b)	100,326
116,232	Five Star Quality Care, Inc.(b)	525,369
3,206	Halyard Health, Inc.(b)	130,612
11,561	Hanger, Inc.(b)	250,180
10,796	Invacare Corp.	184,072
3,763	Kindred Healthcare, Inc.	77,631
238	PharMerica Corp.(b)	8,132

		1,381,679

	Industrials - 7.3%
12,010	AAR Corp.	323,670
65,829	ACCO Brands Corp.(b)	538,481
13,555	Aerovironment, Inc.(b)	353,243
11,632	Air Transport Services Group, Inc.(b)	120,391
3,610	Aircastle Ltd.	86,893
3,544	Brady Corp., Class A	83,355
781	CIRCOR International, Inc.	37,355
58,317	Civeo Corp.	124,798
2,739	Columbus McKinnon Corp.	64,257
2,780	Cubic Corp.	123,349
16,959	Eagle Bulk Shipping, Inc.(b)	146,526
5,363	Ennis, Inc.	89,991
9,060	ESCO Technologies, Inc.	344,914
36,119	Golden Ocean Group Ltd. (Norway)	140,503
1,405	GrafTech International Ltd.(b)(c)	7,067
18,678	MRC Global, Inc.(b)	240,012
15,484	Navigant Consulting, Inc.(b)	243,409
24,903	Navios Maritime Holdings, Inc. (Monaco)(c)	92,141
4,632	Northwest Pipe Co.(b)	83,608
10,642	Powell Industries, Inc.	317,557
50,704	Republic Airways Holdings, Inc.(b)	255,548
156,237	Safe Bulkers, Inc. (Greece)(c)	537,455
8,352	Tetra Tech, Inc.	222,497
3,983	Veritiv Corp.(b)	148,407
1,512	Viad Corp.	43,349
4,902	VSE Corp.	232,355

		5,001,131

	Information Technology - 7.3%
16,522	Acxiom Corp.(b)	295,909
4,084	ADTRAN, Inc.	67,386
71,218	Amkor Technology, Inc.(b)	314,071
26,718	AVX Corp.	359,891
10,621	Black Box Corp.	166,325
52,223	Checkpoint Systems, Inc.	456,429

9,156	Cohu, Inc.	$90,736
4,660	Comtech Telecommunications Corp.	134,255
20,263	EMCORE Corp.(b)	125,428
6,361	Fabrinet NVDR (Thailand)(b)	118,060
12,892	ManTech International Corp., Class A	384,311
11,029	Mercury Systems, Inc.(b)	155,399
1,053	MKS Instruments, Inc.	37,382
1,407	MoneyGram International, Inc.(b)	14,351
455	Multi-Fineline Electronix, Inc.(b)	8,126
65,698	Oclaro, Inc.(b)(c)	151,105
11,322	Pericom Semiconductor Corp.	135,524
1,367	Photronics, Inc.(b)	11,278
6,711	QLogic Corp.(b)	59,527
16,831	QuinStreet, Inc.(b)	97,956
16,248	Sanmina Corp.(b)	358,593
81,595	SeaChange International, Inc.(b)	562,190
19,427	Sonus Networks, Inc.(b)	156,776
2,419	TTM Technologies, Inc.(b)	22,086
70,018	Ultra Clean Holdings, Inc.(b)	530,736
12,960	Vishay Intertechnology, Inc.	148,781

		4,962,611

	Materials - 0.1%
656	Greif, Inc., Class A	20,329
829	OM Group, Inc.	28,086
2,928	Timkensteel Corp.	54,549

		102,964

	Telecommunication Services - 1.9%
1,765	Atlantic Tele-Network, Inc.	124,856
22,205	Hawaiian Telcom Holdco, Inc.(b)	552,905
18,079	Iridium Communications, Inc.(b)	134,146
26,440	Leap Wireless Corp.(b)	66,629
23,888	Spok Holdings, Inc.	399,646

		1,278,182

	Utilities - 7.7%
2,564	Abengoa Yield PLC (Spain)	65,074
8,271	ALLETE, Inc.	399,407
13,827	Avista Corp.	456,568
8,540	Black Hills Corp.	355,776
3,917	California Water Service Group	84,333
7,054	Dynegy, Inc.(b)	183,757
6,629	El Paso Electric Co.	241,494
13,736	Empire District Electric Co. (The)	316,065
3,546	IDACORP, Inc.	220,242
7,293	Laclede Group, Inc. (The)	394,624
8,391	Northwest Natural Gas Co.	363,246
2,296	NorthWestern Corp.	123,617
10,069	ONE Gas, Inc.	453,407
3,224	Otter Tail Corp.	83,566
7,320	PNM Resources, Inc.	193,102
15,896	Portland General Electric Co.	572,415
1,329	SJW Corp.	39,671
9,007	South Jersey Industries, Inc.	218,330
1,468	Southwest Gas Corp.	82,707
11,060	Unitil Corp.	393,183

		5,240,584

	Total Common Stocks and Other Equity Interests (Cost $71,904,009)	68,147,326

	Money Market Fund - 0.2%
136,915	Invesco Premier Portfolio - Institutional Class, 0.07%(e) (Cost $136,915)	136,915

Schedule of Investments(a)

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $72,040,924)-100.2%	$68,284,241

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.6%
3,817,568	Invesco Liquid Assets Portfolio - Institutional Class, 0.11%(e)(f) (Cost $3,817,568)	3,817,568

	Total Investments (Cost $75,858,492)(g)-105.8%	72,101,809
	Other assets less liabilities-(5.8)%	(3,950,067)

	Net Assets-100.0%	$68,151,742

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2015.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended July 31, 2015.

	Value April 30, 2015	Purch- ases at Cost	Proc- eeds from Sales	Change in Unreal- ized Apprec- iation (Deprec- iation)	Real- ized Gain (Loss)	Value July 31, 2015	Divid- end Income
Invesco Mortgage Capital, Inc. REIT	$-	$353,948	$(17,420)	$(27,918)	$(913)	$307,697	$7,932

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$3,575,232	$(3,575,232)	$–

*	Amount does not include excess collateral received, if any.

(g)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $76,534,096. The net unrealized depreciation was $4,432,287, which consisted of aggregate gross unrealized appreciation of $2,656,839 and aggregate gross unrealized depreciation of $7,089,126.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Midcap Equal Weight Portfolio (EQWM)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 10.8%
692	Aaron’s, Inc.	$25,590
156	Advance Auto Parts, Inc.	27,177
323	AMC Networks, Inc., Class A(b)	27,203
821	Aramark	26,124
400	AutoNation, Inc.(b)	24,936
37	AutoZone, Inc.(b)	25,935
359	Bed Bath & Beyond, Inc.(b)	23,418
728	Best Buy Co., Inc.	23,507
421	BorgWarner, Inc.	20,928
435	Brinker International, Inc.	26,057
484	Brunswick Corp.	25,696
488	Cabela’s, Inc.(b)	21,682
24	Cable One, Inc.(b)	9,965
1,065	Cablevision Systems Corp., Class A	30,054
370	CarMax, Inc.(b)	23,869
235	Carter’s, Inc.	23,831
150	Charter Communications, Inc., Class A(b)	27,879
43	Chipotle Mexican Grill, Inc.(b)	31,916
469	Choice Hotels International, Inc.	23,760
605	Cinemark Holdings, Inc.	23,873
2,578	Clear Channel Outdoor Holdings, Inc., Class A	24,903
704	Coach, Inc.	21,965
615	CST Brands, Inc.	23,296
920	D.R. Horton, Inc.	27,315
376	Darden Restaurants, Inc.	27,734
287	Delphi Automotive PLC (United Kingdom)	22,409
486	Dick’s Sporting Goods, Inc.	24,776
233	Dillard’s, Inc., Class A	23,738
746	Discovery Communications, Inc., Class A(b)	24,633
324	Dollar General Corp.	26,040
365	Dollar Tree, Inc.(b)	28,481
224	Domino’s Pizza, Inc.	25,500
737	DSW, Inc., Class A	23,967
463	Dunkin’ Brands Group, Inc.	24,951
232	Expedia, Inc., Class A	28,174
1,292	Extended Stay America, Inc.	24,548
386	Foot Locker, Inc.	27,232
347	Fossil Group, Inc.(b)	23,856
573	GameStop Corp., Class A	26,272
353	Gannett Co., Inc.(b)	4,465
649	Gap, Inc. (The)	23,676
538	Garmin Ltd.	22,548
1,463	Gentex Corp.	23,525
276	Genuine Parts Co.	24,550
2,421	GNC Holdings, Inc., Class A	119,137
809	Goodyear Tire & Rubber Co. (The)	24,375
448	GoPro, Inc., Class A(b)	27,821
24	Graham Holdings Co., Class B	16,549
7,235	Groupon, Inc., Class A(b)	34,873
836	H&R Block, Inc.	27,830
743	Hanesbrands, Inc.	23,055
437	Harley-Davidson, Inc.	25,477
201	Harman International Industries, Inc.	21,640

327	Hasbro, Inc.	$25,748
904	Hilton Worldwide Holdings, Inc.(b)	24,272
437	Hyatt Hotels Corp., Class A(b)	24,398
1,378	International Game Technology PLC(b)	27,284
1,314	Interpublic Group of Cos., Inc. (The)	27,988
2,876	J.C. Penney Co., Inc.(b)	23,698
473	Jarden Corp.(b)	26,015
451	John Wiley & Sons, Inc., Class A	23,908
1,017	Kate Spade & Co.(b)	20,462
398	Kohl’s Corp.	24,405
290	L Brands, Inc.	23,409
216	Lear Corp.	22,479
514	Leggett & Platt, Inc.	24,574
519	Lennar Corp., Class A	27,528
492	Liberty Broadband Corp., Class C(b)	26,337
879	Liberty Interactive Corp. QVC Group, Series A(b)	25,535
677	Liberty Media Corp., Class C(b)	25,523
612	Liberty Ventures, Series A(b)	25,386
674	Lions Gate Entertainment Corp.	26,407
871	Live Nation Entertainment, Inc.(b)	22,838
846	LKQ Corp.(b)	26,615
370	Lululemon Athletica, Inc.(b)	23,258
363	Macy’s, Inc.	25,069
298	Madison Square Garden Co. (The), Class A(b)	24,853
328	Marriott International, Inc., Class A	23,816
948	Mattel, Inc.	22,003
1,311	MGM Resorts International(b)	25,722
543	Michael Kors Holdings Ltd.(b)	22,801
947	Michaels Cos., Inc. (The)(b)	23,997
132	Mohawk Industries, Inc.(b)	26,610
229	Morningstar, Inc.	19,509
435	Murphy USA, Inc.(b)	23,821
610	Newell Rubbermaid, Inc.	26,401
1,701	News Corp., Class A(b)	25,056
344	Nordstrom, Inc.	26,251
450	Norwegian Cruise Line Holdings Ltd.(b)	28,089
19	NVR, Inc.(b)	28,311
2,788	Office Depot, Inc.(b)	22,304
354	Omnicom Group, Inc.	25,870
110	O’Reilly Automotive, Inc.(b)	26,434
142	Panera Bread Co., Class A(b)	28,985
480	Penske Automotive Group, Inc.	25,920
168	Polaris Industries, Inc.	23,026
1,255	PulteGroup, Inc.	26,004
222	PVH Corp.	25,761
183	Ralph Lauren Corp., Class A	23,038
1,184	Regal Entertainment Group, Class A	24,390
503	Ross Stores, Inc.	26,739
316	Royal Caribbean Cruises Ltd.	28,393
823	Sally Beauty Holdings, Inc.(b)	24,517
378	Scripps Networks Interactive, Inc.,E Class A	23,655
882	Sears Holdings Corp.(b)	19,007
845	Service Corp. International	25,781
712	ServiceMaster Global Holdings, Inc.(b)	27,576
192	Signet Jewelers Ltd.	23,274
6,580	Sirius XM Holdings, Inc.(b)	26,057
543	Six Flags Entertainment Corp.	25,326
225	Skechers U.S.A., Inc., Class A(b)	33,851
1,528	Staples, Inc.	22,477
308	Starwood Hotels & Resorts Worldwide, Inc.	24,474
583	Starz, Class A(b)	23,582
669	TEGNA, Inc.	19,488
386	Tempur Sealy International, Inc.(b)	29,162
436	Thor Industries, Inc.	24,364

Schedule of Investments(a)

270	Tiffany & Co.	$25,839
670	Toll Brothers, Inc.(b)	26,076
236	TopBuild Corp.(b)	6,787
274	Tractor Supply Co.	25,350
462	Tribune Media Co., Class A	23,326
282	TripAdvisor, Inc., Class A(b)	22,385
377	Tupperware Brands Corp.	22,043
163	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	27,063
298	Under Armour, Inc., Class A(b)	29,600
713	Urban Outfitters, Inc.(b)	23,258
545	Vista Outdoor, Inc.(b)	25,708
236	Visteon Corp.(b)	23,489
2,234	Wendy’s Co. (The)	22,921
138	Whirlpool Corp.	24,527
313	Williams-Sonoma, Inc.	26,499
303	Wyndham Worldwide Corp.	25,004
254	Wynn Resorts Ltd.	26,220

		3,398,637

	Consumer Staples - 11.5%
3,628	Avon Products, Inc.	20,571
1,099	Brown-Forman Corp., Class B	119,143
1,200	Bunge Ltd.	95,820
2,307	Campbell Soup Co.	113,758
1,336	Church & Dwight Co., Inc.	115,337
1,045	Clorox Co. (The)	116,977
2,499	Coca-Cola Enterprises, Inc.	127,649
2,566	ConAgra Foods, Inc.	113,058
933	Constellation Brands, Inc., Class A	111,979
799	Coty, Inc., Class A(b)	21,357
1,496	Dr Pepper Snapple Group, Inc.	120,009
798	Edgewell Personal Care Co.	76,377
798	Energizer Holdings, Inc.(b)	30,731
5,059	Flowers Foods, Inc.	109,578
1,625	Hain Celestial Group, Inc. (The)(b)	110,468
2,072	Herbalife Ltd.(b)	104,615
1,249	Hershey Co. (The)	116,020
1,916	Hormel Foods Corp.	113,446
1,344	Ingredion, Inc.	118,541
989	J.M. Smucker Co. (The)	110,461
1,753	Kellogg Co.	115,996
1,334	Keurig Green Mountain, Inc.	100,103
1,386	McCormick & Co., Inc.	113,666
1,198	Mead Johnson Nutrition Co.	105,891
1,541	Molson Coors Brewing Co., Class B	109,627
834	Monster Beverage Corp.(b)	128,061
513	Nu Skin Enterprises, Inc., Class A	20,340
4,330	Pilgrim’s Pride Corp.	93,701
2,353	Pinnacle Foods, Inc.	105,767
12,525	Rite Aid Corp.(b)	111,598
1,087	Spectrum Brands Holdings, Inc.	115,168
3,942	Sprouts Farmers Market, Inc.(b)	96,658
2,959	Sysco Corp.	107,441
2,527	Tyson Foods, Inc., Class A	112,072
2,209	WhiteWave Foods Co. (The)(b)	114,029
2,708	Whole Foods Market, Inc.	98,571

		3,614,584

	Energy - 8.7%
1,617	Antero Resources Corp.(b)	44,484
1,774	Cabot Oil & Gas Corp.	46,408
8,014	California Resources Corp.	33,899
1,062	Cameron International Corp.(b)	53,589
791	Cheniere Energy, Inc.(b)	54,555
4,912	Chesapeake Energy Corp.	42,538
491	Cimarex Energy Co.	51,123
5,511	Cobalt International Energy, Inc.(b)	42,490
1,710	Columbia Pipeline Group, Inc.	49,898

464	Concho Resources, Inc.(b)	$49,444
2,420	CONSOL Energy, Inc.	39,978
1,307	Continental Resources, Inc.(b)	43,667
1,479	CVR Energy, Inc.	56,542
8,847	Denbury Resources, Inc.	34,857
2,112	Diamond Offshore Drilling, Inc.	46,358
724	Diamondback Energy, Inc.(b)	48,725
766	Dril-Quip, Inc.(b)	44,742
840	Energen Corp.	46,368
2,556	Ensco PLC, Class A	42,378
4,427	EP Energy Corp., Class A(b)	37,054
688	EQT Corp.	52,873
1,370	FMC Technologies, Inc.(b)	44,881
2,983	Frank’s International NV	48,295
1,141	Golar LNG Ltd. (Bermuda)	49,143
1,349	Gulfport Energy Corp.(b)	44,193
793	Helmerich & Payne, Inc.	45,788
824	Hess Corp.	48,624
1,372	HollyFrontier Corp.	66,213
6,620	Kosmos Energy Ltd.(b)	47,664
4,072	Laredo Petroleum, Inc.(b)	34,897
2,174	Marathon Oil Corp.	45,676
2,989	Memorial Resource Development Corp.(b)	45,732
1,343	Murphy Oil Corp.	44,037
4,015	Nabors Industries Ltd.	46,614
1,180	National Oilwell Varco, Inc.	49,713
1,525	Newfield Exploration Co.(b)	50,005
3,747	Noble Corp. PLC	44,777
1,292	Noble Energy, Inc.	45,517
1,224	Oceaneering International, Inc.	48,984
1,424	ONEOK, Inc.	53,813
2,892	Patterson-UTI Energy, Inc.	47,675
2,000	PBF Energy, Inc., Class A	63,140
406	Pioneer Natural Resources Co.	51,469
3,028	QEP Resources, Inc.	42,029
1,150	Range Resources Corp.	45,241
2,618	Rice Energy, Inc.(b)	47,255
2,705	Rowan Cos. PLC, Class A	46,607
4,029	RPC, Inc.	49,557
5,308	Seadrill Ltd. (Norway)	47,294
1,223	SM Energy Co.	45,337
2,379	Southwestern Energy Co.(b)	44,249
2,710	Superior Energy Services, Inc.	46,070
617	Targa Resources Corp.	54,574
735	Teekay Corp. (Bermuda)	26,320
663	Tesoro Corp.	64,536
4,334	Weatherford International PLC(b)	46,287
1,618	Whiting Petroleum Corp.(b)	33,153
1,165	World Fuel Services Corp.	47,357
4,347	WPX Energy, Inc.(b)	37,819

		2,752,505

	Financials - 10.7%
80	Affiliated Managers Group, Inc.(b)	16,632
197	Alexandria Real Estate Equities, Inc. REIT	18,264
37	Alleghany Corp.(b)	17,987
413	Allied World Assurance Co. Holdings AG	17,453
766	Ally Financial, Inc.(b)	17,442
466	American Campus Communities, Inc. REIT	17,391
915	American Capital Agency Corp. REIT	17,623
272	American Financial Group, Inc.	18,754
1,090	American Homes 4 Rent, Class A REIT	18,039
175	American National Insurance Co.	18,716
140	Ameriprise Financial, Inc.	17,594
279	AmTrust Financial Services, Inc.	19,393
1,823	Annaly Capital Management, Inc. REIT	18,139
174	Aon PLC	17,534

Schedule of Investments(a)

483	Apartment Investment & Management Co., Class A REIT	$18,876
963	Apple Hospitality REIT, Inc. REIT	17,469
269	Arch Capital Group Ltd.(b)	19,196
368	Arthur J. Gallagher & Co.	17,454
380	Artisan Partners Asset Management, Inc., Class A	18,145
370	Aspen Insurance Holdings Ltd.	17,793
872	Associated Banc-Corp.	17,187
263	Assurant, Inc.	19,620
613	Assured Guaranty Ltd.	14,994
111	AvalonBay Communities, Inc. REIT	19,130
328	Axis Capital Holdings Ltd.	18,880
267	Bank of Hawaii Corp.	18,014
500	BankUnited, Inc.	18,260
911	BioMed Realty Trust, Inc. REIT	19,623
257	BOK Financial Corp.	17,080
145	Boston Properties, Inc. REIT	17,876
1,307	Brandywine Realty Trust REIT	17,997
766	Brixmor Property Group, Inc. REIT	18,744
537	Brown & Brown, Inc.	17,963
240	Camden Property Trust REIT	19,111
1,085	CBL & Associates Properties, Inc. REIT	17,729
312	CBOE Holdings, Inc.	19,338
483	CBRE Group, Inc., Class A(b)	18,340
1,233	Chimera Investment Corp. REIT	17,546
351	Cincinnati Financial Corp.	19,379
378	CIT Group, Inc.	17,781
641	Citizens Financial Group, Inc.	16,711
196	City National Corp.	17,622
458	CNA Financial Corp.	18,146
708	Columbia Property Trust, Inc. REIT	17,105
344	Comerica, Inc.	16,316
379	Commerce Bancshares, Inc.	17,847
657	Communications Sales & Leasing, Inc. REIT	13,698
724	Corporate Office Properties Trust REIT	16,746
537	Corrections Corp. of America REIT	18,886
77	Credit Acceptance Corp.(b)	18,496
218	Crown Castle International Corp. REIT	17,856
229	Cullen/Frost Bankers, Inc.	16,591
1,129	DDR Corp. REIT	18,403
271	Digital Realty Trust, Inc. REIT	17,417
643	Douglas Emmett, Inc. REIT	18,846
948	Duke Realty Corp. REIT	19,121
580	E*TRADE Financial Corp.(b)	16,484
394	East West Bancorp, Inc.	17,635
438	Eaton Vance Corp.	16,802
1,023	Empire State Realty Trust, Inc., Class A REIT	18,189
272	Endurance Specialty Holdings Ltd. (Bermuda)	18,901
70	Equinix, Inc. REIT	19,524
695	Equity Commonwealth REIT(b)	18,209
338	Equity Lifestyle Properties, Inc. REIT	19,563
218	Erie Indemnity Co., Class A	18,816
84	Essex Property Trust, Inc. REIT	18,892
97	Everest Re Group Ltd.	17,763
269	Extra Space Storage, Inc. REIT	19,777
138	Federal Realty Investment Trust REIT	18,877
517	Federated Investors, Inc., Class B	17,428
833	Fifth Third Bancorp	17,551
1,134	First Horizon National Corp.	17,974
1,848	First Niagara Financial Group, Inc.	17,944
281	First Republic Bank	17,925
482	FNF Group	18,841

784	Forest City Enterprises, Inc., Class A(b)	$18,306
482	Gaming and Leisure Properties, Inc. REIT	15,786
681	General Growth Properties, Inc. REIT	18,482
2,239	Genworth Financial, Inc., Class A(b)	15,695
242	Hanover Insurance Group, Inc. (The)	19,566
425	Hartford Financial Services Group, Inc. (The)	20,209
234	HCC Insurance Holdings, Inc.	18,055
484	HCP, Inc. REIT	18,702
270	Health Care REIT, Inc. REIT	18,730
738	Healthcare Trust of America, Inc., Class A REIT	18,546
246	Home Properties, Inc. REIT	18,130
611	Hospitality Properties Trust REIT	16,754
891	Host Hotels & Resorts, Inc. REIT	17,268
124	Howard Hughes Corp. (The)(b)	16,859
1,782	Hudson City Bancorp, Inc.	18,372
1,547	Huntington Bancshares, Inc.	18,053
431	Interactive Brokers Group, Inc., Class A	17,305
79	Intercontinental Exchange, Inc.	18,015
462	Invesco Ltd.(c)	17,833
555	Iron Mountain, Inc. REIT	16,678
106	Jones Lang LaSalle, Inc.	18,872
1,155	KeyCorp	17,140
259	Kilroy Realty Corp. REIT	18,350
774	Kimco Realty Corp. REIT	19,126
437	Lamar Advertising Co., Class A REIT	26,242
312	Lazard Ltd., Class A	17,288
341	Legg Mason, Inc.	16,825
740	Leucadia National Corp.	17,405
525	Liberty Property Trust REIT	17,866
293	Lincoln National Corp.	16,502
457	Loews Corp.	17,416
379	LPL Financial Holdings, Inc.	17,870
142	M&T Bank Corp.	18,623
236	Macerich Co. (The) REIT	18,682
23	Markel Corp.(b)	20,464
173	McGraw Hill Financial, Inc.	17,603
315	Mercury General Corp.	17,782
2,299	MFA Financial, Inc. REIT	17,311
244	Mid-America Apartment Communities, Inc. REIT	19,603
164	Moody’s Corp.	18,111
286	MSCI, Inc.	19,494
358	NASDAQ OMX Group, Inc. (The)	18,269
507	National Retail Properties, Inc. REIT	18,845
946	Navient Corp.	14,852
967	New York Community Bancorp, Inc.	18,402
231	Northern Trust Corp.	17,669
902	Northstar Asset Management Group, Inc.	16,525
1,087	NorthStar Realty Finance Corp. REIT	17,392
1,113	Old Republic International Corp.	18,620
511	OMEGA Healthcare Investors, Inc. REIT	18,529
967	Outfront Media, Inc. REIT	24,301
374	PacWest Bancorp	17,312
1,027	Paramount Group, Inc. REIT	18,352
140	PartnerRe Ltd.	19,034
1,101	People’s United Financial, Inc.	17,913
1,019	Piedmont Office Realty Trust, Inc., Class A REIT	18,556
436	Plum Creek Timber Co., Inc. REIT	17,876
531	Popular, Inc.(b)	16,259
332	Post Properties, Inc. REIT	18,904
339	Principal Financial Group, Inc.	18,818
385	ProAssurance Corp.	18,592
635	Progressive Corp. (The)	19,368

Schedule of Investments(a)

466	Prologis, Inc. REIT	$18,924
295	Raymond James Financial, Inc.	17,405
695	Rayonier, Inc. REIT	17,097
388	Realogy Holdings Corp.(b)	17,662
401	Realty Income Corp. REIT	19,364
295	Regency Centers Corp. REIT	18,871
1,679	Regions Financial Corp.	17,445
185	Reinsurance Group of America, Inc.	17,856
172	RenaissanceRe Holdings Ltd.	18,456
1,246	Retail Properties of America, Inc., Class A REIT	18,142
681	Santander Consumer USA Holdings, Inc.(b)	16,467
357	SEI Investments Co.	19,032
997	Senior Housing Properties Trust REIT	17,218
122	Signature Bank(b)	17,762
159	SL Green Realty Corp. REIT	18,307
1,759	SLM Corp.(b)	16,060
1,741	Spirit Realty Capital, Inc. REIT	17,671
376	Springleaf Holdings, Inc.(b)	18,992
230	StanCorp Financial Group, Inc.	26,225
792	Starwood Property Trust, Inc. REIT	17,234
406	SunTrust Banks, Inc.	18,002
122	SVB Financial Group(b)	17,458
548	Synchrony Financial(b)	18,829
586	Synovus Financial Corp.	18,471
229	T. Rowe Price Group, Inc.	17,663
549	Tanger Factory Outlet Centers, Inc. REIT	17,832
248	Taubman Centers, Inc. REIT	18,550
1,053	TCF Financial Corp.	17,332
475	TD Ameritrade Holding Corp.	17,447
1,122	TFS Financial Corp.	18,917
306	Torchmark Corp.	18,853
1,732	Two Harbors Investment Corp. REIT	17,701
554	UDR, Inc. REIT	18,731
486	Unum Group	17,418
399	Validus Holdings Ltd.	18,494
284	Ventas, Inc. REIT	19,054
2,123	VEREIT, Inc. REIT	18,597
183	Vornado Realty Trust REIT	17,852
375	Voya Financial, Inc.	17,606
340	W.R. Berkley Corp.	18,945
367	Waddell & Reed Financial, Inc., Class A	16,482
543	Weingarten Realty Investors REIT	19,103
559	Weyerhaeuser Co. REIT	17,156
27	White Mountains Insurance Group Ltd.	19,062
292	WP Carey, Inc. REIT	17,867
1,308	WP GLIMCHER, Inc. REIT	17,710
472	XL Group PLC	17,945
558	Zions Bancorporation	17,404

		3,354,366

	Health Care - 12.1%
639	Acadia Healthcare Co., Inc.(b)	50,979
1,244	Agilent Technologies, Inc.	50,942
475	Agios Pharmaceuticals, Inc.(b)	52,336
1,066	Akorn, Inc.(b)	49,153
947	Alere, Inc.(b)	46,034
782	Align Technology, Inc.(b)	49,031
735	Alkermes PLC(b)	51,465
3,416	Allscripts Healthcare Solutions, Inc.(b)	49,395
375	Alnylam Pharmaceuticals, Inc.(b)	47,786
441	AmerisourceBergen Corp.	46,636
420	athenahealth, Inc.(b)	58,783
355	BioMarin Pharmaceutical, Inc.(b)	51,926
329	Bio-Rad Laboratories, Inc., Class A(b)	49,593
493	Bio-Techne Corp.	53,924
283	Bluebird Bio, Inc.(b)	46,930

2,744	Boston Scientific Corp.(b)	$47,581
1,368	Brookdale Senior Living, Inc.(b)	45,322
2,326	Bruker Corp.(b)	48,962
285	C.R. Bard, Inc.	56,045
617	Centene Corp.(b)	43,270
705	Cerner Corp.(b)	50,563
669	Charles River Laboratories International, Inc.(b)	51,928
876	Community Health Systems, Inc.(b)	51,255
278	Cooper Cos., Inc. (The)	49,206
604	DaVita HealthCare Partners, Inc.(b)	47,734
928	DENTSPLY International, Inc.	52,812
632	DexCom, Inc.(b)	53,499
341	Edwards Lifesciences Corp.(b)	51,887
587	Endo International PLC(b)	51,386
1,286	Envision Healthcare Holdings, Inc.(b)	57,613
764	Health Net, Inc.(b)	51,081
338	Henry Schein, Inc.(b)	50,017
871	Hill-Rom Holdings, Inc.	48,802
1,299	Hologic, Inc.(b)	54,116
565	Hospira, Inc.(b)	50,539
749	IDEXX Laboratories, Inc.(b)	54,475
1,213	IMS Health Holdings, Inc.(b)	40,211
451	Incyte Corp.(b)	47,030
1,372	Inovalon Holdings, Inc., Class A(b)	33,148
186	Intercept Pharmaceuticals, Inc.(b)	49,069
989	Intrexon Corp.(b)	64,532
99	Intuitive Surgical, Inc.(b)	52,784
770	Isis Pharmaceuticals, Inc.(b)	42,296
273	Jazz Pharmaceuticals PLC(b)	52,482
958	Juno Therapeutics, Inc.(b)	46,865
411	Laboratory Corp. of America Holdings(b)	52,316
626	LifePoint Health, Inc.(b)	51,870
394	Mallinckrodt PLC(b)	48,840
424	Medivation, Inc.(b)	44,660
668	MEDNAX, Inc.(b)	56,540
98	Mettler-Toledo International, Inc.(b)	33,085
531	Omnicare, Inc.	51,427
3,156	OPKO Health, Inc.(b)	51,664
1,000	Patterson Cos., Inc.	50,160
916	PerkinElmer, Inc.	48,475
260	Perrigo Co. PLC	49,972
1,299	Premier, Inc., Class A(b)	46,452
389	Puma Biotechnology, Inc.(b)	35,243
1,974	QIAGEN NV(b)	55,233
683	Quest Diagnostics, Inc.	50,412
670	Quintiles Transnational Holdings, Inc.(b)	51,402
260	Receptos, Inc.(b)	59,244
868	ResMed, Inc.	50,301
993	Seattle Genetics, Inc.(b)	47,535
484	Sirona Dental Systems, Inc.(b)	50,230
654	St. Jude Medical, Inc.	48,278
362	Teleflex, Inc.	48,504
955	Tenet Healthcare Corp.(b)	53,767
265	United Therapeutics Corp.(b)	44,880
367	Universal Health Services, Inc., Class B	53,299
564	Varian Medical Systems, Inc.(b)	48,543
901	VCA, Inc.(b)	55,439
1,739	Veeva Systems, Inc., Class A(b)	46,814
1,837	VWR Corp.(b)	49,213
250	Waters Corp.(b)	33,373
437	Zimmer Biomet Holdings, Inc.	45,479
976	Zoetis, Inc.	47,804

		3,811,877

	Industrials - 12.8%
465	A.O. Smith Corp.	33,396

Schedule of Investments(a)

317	Acuity Brands, Inc.	$63,777
978	ADT Corp. (The)	33,770
955	AECOM(b)	29,443
613	AGCO Corp.	33,721
927	Air Lease Corp.	32,769
516	Alaska Air Group, Inc.	39,087
544	Allegion PLC	34,392
1,114	Allison Transmission Holdings, Inc.	32,507
78	AMERCO	28,031
616	AMETEK, Inc.	32,679
1,067	Armstrong World Industries, Inc.(b)	62,419
514	Avis Budget Group, Inc.(b)	22,323
584	B/E Aerospace, Inc.	28,447
511	Babcock & Wilcox Enterprises, Inc.(b)	10,077
1,026	BWX Technologies, Inc.	25,199
528	C.H. Robinson Worldwide, Inc.	37,039
331	Carlisle Cos., Inc.	33,517
625	Chicago Bridge & Iron Co. NV	33,212
385	Cintas Corp.	32,917
612	Clean Harbors, Inc.(b)	30,306
709	Colfax Corp.(b)	27,041
398	Copa Holdings SA, Class A (Panama)	30,061
940	Copart, Inc.(b)	33,868
1,514	Covanta Holding Corp.	29,886
549	Crane Co.	29,207
937	Donaldson Co., Inc.	31,483
464	Dover Corp.	29,728
141	Dun & Bradstreet Corp. (The)	17,593
180	Equifax, Inc.	18,383
722	Expeditors International of Washington, Inc.	33,840
1,360	Fastenal Co.	56,930
624	Flowserve Corp.	29,322
601	Fluor Corp.	28,097
546	Fortune Brands Home & Security, Inc.	26,071
588	GATX Corp.	31,188
419	Genesee & Wyoming, Inc., Class A(b)	29,841
478	Graco, Inc.	34,172
951	HD Supply Holdings, Inc.(b)	34,046
1,227	Hertz Global Holdings, Inc.(b)	20,847
1,146	Hexcel Corp.	59,466
305	Hubbell, Inc., Class B	31,845
283	Huntington Ingalls Industries, Inc.	33,227
421	IDEX Corp.	32,009
256	IHS, Inc., Class A(b)	32,008
854	Ingersoll-Rand PLC	52,436
795	ITT Corp.	30,210
394	J.B. Hunt Transport Services, Inc.	33,143
770	Jacobs Engineering Group, Inc.(b)	32,432
1,596	JetBlue Airways Corp.(b)	36,676
870	Joy Global, Inc.	22,977
362	Kansas City Southern	35,907
662	KAR Auction Services, Inc.	25,772
1,638	KBR, Inc.	28,616
956	Kennametal, Inc.	30,296
419	Kirby Corp.(b)	30,340
289	L-3 Communications Holdings, Inc.	33,368
497	Landstar System, Inc.	35,799
533	Lennox International, Inc.	62,931
527	Lincoln Electric Holdings, Inc.	31,910
386	Macquarie Infrastructure Corp.	32,783
1,675	Manitowoc Co., Inc. (The)	29,597
368	Manpowergroup, Inc.	33,297
2,136	Masco Corp.	56,369
300	Middleby Corp. (The)(b)	36,810
489	MSC Industrial Direct Co., Inc., Class A	34,846

556	Nielsen NV	$26,944
430	Nordson Corp.	31,867
2,634	NOW, Inc.(b)	45,832
475	Old Dominion Freight Line, Inc.(b)	34,746
443	Orbital ATK, Inc.	31,431
738	Oshkosh Corp.	26,967
1,399	Owens Corning	62,745
519	PACCAR, Inc.	33,652
272	Pall Corp.	34,394
284	Parker Hannifin Corp.	32,021
536	Pentair PLC (United Kingdom)	32,594
1,525	Pitney Bowes, Inc.	31,903
1,116	Quanta Services, Inc.(b)	30,824
1,800	R.R. Donnelley & Sons Co.	31,590
458	Regal Beloit Corp.	31,799
841	Republic Services, Inc.	35,768
594	Robert Half International, Inc.	32,688
269	Rockwell Automation, Inc.	31,414
362	Rockwell Collins, Inc.	30,632
1,255	Rollins, Inc.	36,395
191	Roper Technologies, Inc.	31,949
361	Ryder System, Inc.	32,678
210	Snap-on, Inc.	34,608
996	SolarCity Corp.(b)	57,768
974	Southwest Airlines Co.	35,259
599	Spirit Aerosystems Holdings, Inc., Class A(b)	33,724
515	Spirit Airlines, Inc.(b)	30,807
466	SPX Corp.	30,481
314	Stanley Black & Decker, Inc.	33,124
246	Stericycle, Inc.(b)	34,679
1,365	Terex Corp.	30,248
733	Textron, Inc.	32,032
1,560	Timken Co. (The)	52,073
502	Toro Co. (The)	34,302
240	Towers Watson & Co., Class A	30,427
147	TransDigm Group, Inc.(b)	33,266
1,113	Trinity Industries, Inc.	32,566
493	Triumph Group, Inc.	26,548
847	Tyco International PLC	32,178
610	United Continental Holdings, Inc.(b)	34,398
364	United Rentals, Inc.(b)	24,384
2,099	USG Corp.(b)	65,027
479	Valmont Industries, Inc.	53,279
459	Verisk Analytics, Inc.(b)	35,852
138	W.W. Grainger, Inc.	31,562
205	WABCO Holdings, Inc.(b)	25,311
339	Wabtec Corp.	34,303
696	Waste Connections, Inc.	34,890
475	Watsco, Inc.	60,914
462	WESCO International, Inc.(b)	28,348
905	Xylem, Inc.	31,250

		4,020,143

	Information Technology - 12.9%
1,790	3D Systems Corp.(b)	23,556
1,526	Activision Blizzard, Inc.	39,356
537	Akamai Technologies, Inc.(b)	41,193
60	Alliance Data Systems Corp.(b)	16,502
755	Altera Corp.	37,493
687	Amdocs Ltd.	40,293
672	Amphenol Corp., Class A	37,908
573	Analog Devices, Inc.	33,423
421	ANSYS, Inc.(b)	39,637
1,943	Applied Materials, Inc.	33,730
452	Arista Networks, Inc.(b)	38,180
1,180	ARRIS Group, Inc.(b)	36,486

Schedule of Investments(a)

644	Arrow Electronics, Inc.(b)	$37,449
3,747	Atmel Corp.	31,025
717	Autodesk, Inc.(b)	36,266
892	Avnet, Inc.	37,223
1,304	Black Knight Financial Services, Inc., Class A(b)	42,484
1,275	Booz Allen Hamilton Holding Corp., Class A	35,356
346	Broadridge Financial Solutions, Inc.	18,777
3,030	Brocade Communications Systems, Inc.	31,088
1,257	CA, Inc.	36,623
1,934	Cadence Design Systems, Inc.(b)	40,556
698	CDK Global, Inc.	36,045
1,043	CDW Corp.	37,475
534	Citrix Systems, Inc.(b)	40,376
792	Cognex Corp.	35,854
1,216	CommScope Holding, Inc.(b)	38,146
575	Computer Sciences Corp.	37,622
472	CoreLogic, Inc.(b)	18,616
164	CoStar Group, Inc.(b)	33,012
1,275	Cree, Inc.(b)	31,429
3,058	Cypress Semiconductor Corp.(b)	35,106
941	Dolby Laboratories, Inc., Class A	33,076
308	DST Systems, Inc.	33,618
784	EchoStar Corp., Class A(b)	36,393
591	Electronic Arts, Inc.(b)	42,286
304	F5 Networks, Inc.(b)	40,779
109	FactSet Research Systems, Inc.	18,057
281	Fidelity National Information Services, Inc.	18,386
734	FireEye, Inc.(b)	32,656
1,124	First Solar, Inc.(b)	49,793
211	Fiserv, Inc.(b)	18,327
112	FleetCor Technologies, Inc.(b)	17,340
1,087	FLIR Systems, Inc.	33,469
897	Fortinet, Inc.(b)	42,823
927	Freescale Semiconductor Ltd.(b)	36,959
442	Gartner, Inc.(b)	39,148
1,546	Genpact Ltd.(b)	34,337
170	Global Payments, Inc.	19,055
1,216	GoDaddy, Inc., Class A(b)	34,583
486	Harris Corp.	40,309
806	HomeAway, Inc.(b)	24,212
492	IAC/InterActiveCorp.	38,012
799	Informatica Corp.(b)	38,767
1,423	Ingram Micro, Inc., Class A(b)	38,748
370	Intuit, Inc.	39,135
412	IPG Photonics Corp.(b)	37,995
1,716	Jabil Circuit, Inc.	34,749
275	Jack Henry & Associates, Inc.	19,211
1,426	Juniper Networks, Inc.	40,527
1,024	Keysight Technologies, Inc.(b)	31,273
2,766	King Digital Entertainment PLC (Ireland)	42,956
677	KLA-Tencor Corp.	35,915
462	Lam Research Corp.	35,514
920	Leidos Holdings, Inc.	37,536
1,092	LendingClub Corp.(b)	15,845
744	Lexmark International, Inc., Class A	25,289
833	Linear Technology Corp.	34,153
183	LinkedIn Corp., Class A(b)	37,197
2,676	Marvell Technology Group Ltd.	33,289
1,093	Maxim Integrated Products, Inc.	37,206
790	Microchip Technology, Inc.	33,844
656	Motorola Solutions, Inc.	39,465
1,076	National Instruments Corp.	31,161
1,147	NCR Corp.(b)	31,588
1,122	NetApp, Inc.	34,950

400	NetSuite, Inc.(b)	$39,536
2,133	Nuance Communications, Inc.(b)	38,671
1,827	NVIDIA Corp.	36,449
3,083	ON Semiconductor Corp.(b)	32,741
213	Palo Alto Networks, Inc.(b)	39,582
1,530	Pandora Media, Inc.(b)	26,806
692	Paychex, Inc.	32,109
917	PTC, Inc.(b)	33,333
455	Qorvo, Inc.(b)	26,367
1,015	Rackspace Hosting, Inc.(b)	34,540
496	Red Hat, Inc.(b)	39,224
1,573	Sabre Corp.	41,842
596	SanDisk Corp.	35,933
489	ServiceNow, Inc.(b)	39,364
352	Skyworks Solutions, Inc.	33,676
842	SolarWinds, Inc.(b)	33,587
815	Solera Holdings, Inc.	29,821
541	Splunk, Inc.(b)	37,838
603	SS&C Technologies Holdings, Inc.	41,022
1,207	SunEdison, Inc.(b)	28,099
1,799	SunPower Corp.(b)	48,627
1,599	Symantec Corp.	36,361
783	Synopsys, Inc.(b)	39,808
317	Tableau Software, Inc., Class A(b)	33,203
1,019	Teradata Corp.(b)	37,815
1,893	Teradyne, Inc.	36,459
425	Total System Services, Inc.	19,644
1,427	Trimble Navigation Ltd.(b)	32,964
1,119	Twitter, Inc.(b)	34,700
229	Ultimate Software Group, Inc. (The)(b)	42,184
453	Vantiv, Inc., Class A(b)	19,932
1,080	VeriFone Systems, Inc.(b)	34,754
613	VeriSign, Inc.(b)	43,486
3,056	Viavi Solutions, Inc.(b)	33,891
438	Western Digital Corp.	37,694
843	Western Union Co. (The)	17,062
155	WEX, Inc.(b)	15,816
485	Workday, Inc., Class A(b)	40,900
3,000	Xerox Corp.	33,060
841	Xilinx, Inc.	35,112
843	Yelp, Inc., Class A(b)	22,255
286	Zebra Technologies Corp., Class A(b)	30,782
194	Zillow Group, Inc., Class A(b)	15,811
13,101	Zynga, Inc., Class A(b)	32,490

		4,053,566

	Materials - 8.7%
545	Airgas, Inc.	55,601
997	Albemarle Corp.	54,037
5,008	Alcoa, Inc.	49,429
1,816	Allegheny Technologies, Inc.	38,717
902	AptarGroup, Inc.	61,147
461	Ashland, Inc.	52,702
542	Avery Dennison Corp.	32,981
1,651	Axalta Coating Systems Ltd.(b)	52,518
811	Ball Corp.	55,018
1,248	Bemis Co., Inc.	55,623
1,424	Cabot Corp.	50,096
818	Celanese Corp., Series A	53,923
924	CF Industries Holdings, Inc.	54,701
708	Compass Minerals International, Inc.	56,640
1,065	Crown Holdings, Inc.(b)	54,858
942	Cytec Industries, Inc.	69,925
1,355	Domtar Corp.	55,094
742	Eagle Materials, Inc.	57,238
717	Eastman Chemical Co.	56,213
1,069	FMC Corp.	51,889

Schedule of Investments(a)

2,924	Freeport-McMoRan, Inc.	$34,357
4,167	Graphic Packaging Holding Co.	62,922
2,502	Huntsman Corp.	47,538
519	International Flavors & Fragrances, Inc.	59,991
1,193	International Paper Co.	57,109
397	Martin Marietta Materials, Inc.	62,258
1,299	Mosaic Co. (The)	55,779
128	NewMarket Corp.	50,907
2,437	Newmont Mining Corp.	41,843
1,222	Nucor Corp.	53,939
2,427	Owens-Illinois, Inc.(b)	51,817
880	Packaging Corp. of America	62,295
2,206	Platform Specialty Products Corp.(b)	51,334
915	Reliance Steel & Aluminum Co.	55,449
939	Royal Gold, Inc.	47,344
1,152	RPM International, Inc.	53,994
984	Scotts Miracle-Gro Co. (The), Class A	59,424
1,132	Sealed Air Corp.	60,188
207	Sherwin-Williams Co. (The)	57,496
422	Sigma-Aldrich Corp.	58,915
1,072	Silgan Holdings, Inc.	57,320
1,312	Sonoco Products Co.	54,159
2,631	Steel Dynamics, Inc.	52,699
4,444	Tahoe Resources, Inc.	36,130
2,566	United States Steel Corp.	49,960
687	Valspar Corp. (The)	57,213
668	Vulcan Materials Co.	60,801
574	W.R. Grace & Co.(b)	57,934
810	Westlake Chemical Corp.	50,601
1,794	WestRock Co.(b)	113,130

		2,743,196

	Telecommunication Services - 1.8%
2,489	CenturyLink, Inc.	71,185
15,915	Frontier Communications Corp.	75,119
1,473	Level 3 Communications, Inc.(b)	74,387
323	SBA Communications Corp., Class A(b)	38,993
17,687	Sprint Corp.(b)	59,605
2,692	Telephone & Data Systems, Inc.	79,172
2,093	United States Cellular Corp.(b)	77,901
2,857	Zayo Group Holdings, Inc.(b)	76,282

		552,644

	Utilities - 10.0%
5,908	AES Corp. (The)	75,622
1,718	AGL Resources, Inc.	82,601
1,394	Alliant Energy Corp.	85,745
2,170	Ameren Corp.	89,144
1,634	American Water Works Co., Inc.	84,821
3,211	Aqua America, Inc.	81,688
1,562	Atmos Energy Corp.	86,379
4,277	Calpine Corp.(b)	78,269
4,188	CenterPoint Energy, Inc.	80,996
2,534	CMS Energy Corp.	86,815
1,410	Consolidated Edison, Inc.	89,662
1,099	DTE Energy Co.	88,426
1,406	Edison International	84,374
1,154	Entergy Corp.	81,957
1,767	Eversource Energy	87,855
2,435	FirstEnergy Corp.	82,693
3,277	Great Plains Energy, Inc.	85,563
2,671	Hawaiian Electric Industries, Inc.	79,996
2,446	ITC Holdings Corp.	82,626
3,981	MDU Resources Group, Inc.	77,669
1,333	National Fuel Gas Co.	72,075
1,706	NiSource, Inc.	29,787
3,241	NRG Energy, Inc.	72,760
2,800	OGE Energy Corp.	83,328

3,027	Pepco Holdings, Inc.	$80,760
1,430	Pinnacle West Capital Corp.	88,245
2,695	PPL Corp.	85,728
2,017	Public Service Enterprise Group, Inc.	84,048
3,818	Questar Corp.	84,531
1,596	SCANA Corp.	87,461
790	Sempra Energy	80,406
4,558	TECO Energy, Inc.	100,823
1,477	TerraForm Power, Inc., Class A(b)	44,546
2,278	UGI Corp.	83,238
2,046	Vectren Corp.	86,137
3,088	WEC Energy Group, Inc.	151,312
2,330	Westar Energy, Inc.	87,725
2,538	Xcel Energy, Inc.	87,992

		3,163,803

	Total Common Stocks and Other Equity Interests (Cost $32,624,036)	31,465,321

	Money Market Fund - 0.2%
62,918	Invesco Premier Portfolio – Institutional Class, 0.07%(d) (Cost $62,918)	62,918

	Total Investments (Cost $32,686,954)(e)-100.2%	31,528,239
	Other assets less liabilities-(0.2)%	(52,847)

	Net Assets-100.0%	$31,475,392

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2015.

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2015	Dividend Income
Invesco Ltd.	$423,478	$300,278	$(695,297)	$(87,595)	$76,969	$17,833	$2,623

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(e)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $32,730,834. The net unrealized depreciation was $1,202,595, which consisted of aggregate gross unrealized appreciation of $1,038,407 and aggregate gross unrealized depreciation of $2,241,002.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Midcap Pure Growth Portfolio (PXMG)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 25.0%
4,359	Advance Auto Parts, Inc.	$759,381
6,721	CarMax, Inc.(b)	433,572
6,268	Carter’s, Inc.	635,638
2,344	Chipotle Mexican Grill, Inc.(b)	1,739,787
14,443	Dollar Tree, Inc.(b)	1,126,987
9,760	Expedia, Inc., Class A	1,185,254
4,500	Extended Stay America, Inc.	85,500
11,750	GoPro, Inc., Class A(b)	729,675
53,169	Groupon, Inc., Class A(b)	256,275
9,606	Hilton Worldwide Holdings, Inc.(b)	257,921
25,170	Lions Gate Entertainment Corp.	986,161
12,749	Lululemon Athletica, Inc.(b)	801,402
1,601	Marriott International, Inc., Class A	116,249
2,686	Nordstrom, Inc.	204,969
645	NVR, Inc.(b)	961,076
4,800	O’Reilly Automotive, Inc.(b)	1,153,488
8,720	Polaris Industries, Inc.	1,195,163
7,802	Ross Stores, Inc.	414,754
13,651	Scripps Networks Interactive, Inc., Class A	854,280
27,377	Six Flags Entertainment Corp.	1,276,863
21,232	Tempur Sealy International, Inc.(b)	1,604,078
11,064	Tractor Supply Co.	1,023,641
11,307	TripAdvisor, Inc., Class A(b)	897,550
8,908	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	1,478,995
16,632	Under Armour, Inc., Class A(b)	1,652,057
1,381	Williams-Sonoma, Inc.	116,915
2,072	Wyndham Worldwide Corp.	170,981

		22,118,612

	Consumer Staples - 2.2%
1,727	Hain Celestial Group, Inc. (The)(b)	117,401
905	Mead Johnson Nutrition Co.	79,993
8,276	Monster Beverage Corp.(b)	1,270,780
19,415	Sprouts Farmers Market, Inc.(b)	476,056

		1,944,230

	Energy - 0.7%
41,915	Memorial Resource Development Corp.(b)	641,299

	Financials - 5.5%
2,202	Affiliated Managers Group, Inc.(b)	457,796
24,472	CBRE Group, Inc., Class A(b)	929,202
1,925	Credit Acceptance Corp.(b)	462,404
1,735	Crown Castle International Corp. REIT	142,114
719	Eaton Vance Corp.	27,581
4,218	Equinix, Inc. REIT	1,176,442
6,120	Extra Space Storage, Inc. REIT	449,942
290	Moody’s Corp.	32,025
997	MSCI, Inc.	67,955
34,203	Northstar Asset Management Group, Inc.	626,599
7,383	SEI Investments Co.	393,588
3,397	Tanger Factory Outlet Centers, Inc. REIT	110,335

		4,875,983

	Health Care - 20.5%
2,761	Agios Pharmaceuticals, Inc.(b)	304,207

31,534	Akorn, Inc.(b)	$1,454,033
15,902	Align Technology, Inc.(b)	997,055
8,626	AmerisourceBergen Corp.	912,200
1,801	Bluebird Bio, Inc.(b)	298,660
12,085	Centene Corp.(b)	847,521
19,758	Cerner Corp.(b)	1,417,044
5,379	DexCom, Inc.(b)	455,332
7,571	Edwards Lifesciences Corp.(b)	1,152,003
2,976	Envision Healthcare Holdings, Inc.(b)	133,325
2,154	IDEXX Laboratories, Inc.(b)	156,660
2,864	IMS Health Holdings, Inc.(b)	94,942
4,841	Incyte Corp.(b)	504,820
1,702	Inovalon Holdings, Inc., Class A(b)	41,120
1,383	Intercept Pharmaceuticals, Inc.(b)	364,849
6,252	Intrexon Corp.(b)	407,943
151	Intuitive Surgical, Inc.(b)	80,509
4,236	Isis Pharmaceuticals, Inc.(b)	232,683
7,735	Jazz Pharmaceuticals PLC(b)	1,486,976
6,638	Juno Therapeutics, Inc.(b)	324,731
2,089	Medivation, Inc.(b)	220,034
1,865	Mettler-Toledo International, Inc.(b)	629,624
41,792	OPKO Health, Inc.(b)	684,135
1,841	Puma Biotechnology, Inc.(b)	166,795
1,872	Receptos, Inc.(b)	426,554
15,517	Seattle Genetics, Inc.(b)	742,799
23,800	Tenet Healthcare Corp.(b)	1,339,940
7,555	United Therapeutics Corp.(b)	1,279,515
36,815	Veeva Systems, Inc., Class A(b)	991,060

		18,147,069

	Industrials - 11.8%
3,495	Acuity Brands, Inc.	703,159
13,035	Avis Budget Group, Inc.(b)	566,110
2,009	B/E Aerospace, Inc.	97,858
2,304	C.H. Robinson Worldwide, Inc.	161,626
5,123	Cintas Corp.	438,016
14,521	Fastenal Co.	607,849
6,864	J.B. Hunt Transport Services, Inc.	577,400
2,846	Landstar System, Inc.	204,997
10,114	Middleby Corp. (The)(b)	1,240,988
7,400	Nordson Corp.	548,414
1,518	Old Dominion Freight Line, Inc.(b)	111,042
16,555	Robert Half International, Inc.	911,022
5,997	Spirit Airlines, Inc.(b)	358,740
7,368	Stericycle, Inc.(b)	1,038,667
5,568	Toro Co. (The)	380,461
7,833	United Rentals, Inc.(b)	524,733
12,454	Verisk Analytics, Inc.(b)	972,782
3,820	WABCO Holdings, Inc.(b)	471,655
1,794	Wabtec Corp.	181,535
3,129	Watsco, Inc.	401,263

		10,498,317

	Information Technology - 31.7%
2,654	Alliance Data Systems Corp.(b)	729,956
9,732	Amphenol Corp., Class A	548,982
12,667	Arista Networks, Inc.(b)	1,069,982
6,243	CDK Global, Inc.	322,389
14,694	CDW Corp.	527,955
3,869	Citrix Systems, Inc.(b)	292,535
18,642	Cognex Corp.	843,923
2,226	CoStar Group, Inc.(b)	448,072
8,740	F5 Networks, Inc.(b)	1,172,384
118	FactSet Research Systems, Inc.	19,548
3,816	FireEye, Inc.(b)	169,774
4,156	Fiserv, Inc.(b)	360,990
8,932	FleetCor Technologies, Inc.(b)	1,382,852
32,532	Fortinet, Inc.(b)	1,553,078

Schedule of Investments(a)

6,754	Gartner, Inc.(b)	$598,202
10,871	Global Payments, Inc.	1,218,530
12,243	GoDaddy, Inc., Class A(b)	348,191
6,574	IPG Photonics Corp.(b)	606,254
2,777	Jack Henry & Associates, Inc.	194,001
37,936	LendingClub Corp.(b)	550,451
4,505	LinkedIn Corp., Class A(b)	915,686
9,297	Microchip Technology, Inc.	398,283
15,531	NetSuite, Inc.(b)	1,535,084
5,928	Palo Alto Networks, Inc.(b)	1,101,600
25,990	Rackspace Hosting, Inc.(b)	884,440
16,500	Red Hat, Inc.(b)	1,304,820
36,551	Sabre Corp.	972,257
3,364	ServiceNow, Inc.(b)	270,802
12,354	Skyworks Solutions, Inc.	1,181,907
21,082	SolarWinds, Inc.(b)	840,961
10,553	Solera Holdings, Inc.	386,134
3,817	Splunk, Inc.(b)	266,961
4,242	Tableau Software, Inc., Class A(b)	444,307
22,968	Twitter, Inc.(b)	712,238
8,533	Ultimate Software Group, Inc. (The)(b)	1,571,864
12,240	Vantiv, Inc., Class A(b)	538,560
10,397	VeriFone Systems, Inc.(b)	334,575
3,263	Workday, Inc., Class A(b)	275,169
2,307	Yelp, Inc., Class A(b)	60,905
10,617	Zebra Technologies Corp., Class A(b)	1,142,708

		28,097,310

	Materials - 2.5%
11,247	Axalta Coating Systems Ltd.(b)	357,767
5,588	Eagle Materials, Inc.	431,058
4,167	Sealed Air Corp.	221,559
2,022	Sherwin-Williams Co. (The)	561,631
7,548	Valspar Corp. (The)	628,598

		2,200,613

	Total Common Stocks and Other Equity Interests (Cost $85,395,458)	88,523,433

	Money Market Fund- 0.2%
165,866	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $165,866)	165,866

	Total Investments (Cost $85,561,324)(d)-100.1%	88,689,299
	Other assets less liabilities-(0.1)%	(105,780)

	Net Assets-100.0%	$88,583,519

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $85,837,951. The net unrealized appreciation was $2,851,348, which consisted of aggregate gross unrealized appreciation of $5,890,457 and aggregate gross unrealized depreciation of $3,039,109.

The table below shows the Fund’s transactions in, and earnings from, its investment in Invesco Mortgage Capital, Inc. REIT for the three months ended July 31, 2015.

	Value April 30, 2015	Purch- ases at Cost	Proceeds from Sales	Change in Unrea- lized Appre- ciation	Real- ized Gain (Loss)	Value July 31, 2015	Divid- end Income
Invesco Mortgage Capital, Inc. REIT	$347,563	$262,856	$(620,868)	$44,014	$(33,565)	$-	$-

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Midcap Pure Value Portfolio (PXMV)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 2.8%
18	Cable One, Inc.(b)	$7,474
18	Graham Holdings Co., Class B	12,412
18,234	J.C. Penney Co., Inc.(b)(c)	150,248
2,946	John Wiley & Sons, Inc., Class A	156,167
40,883	Staples, Inc.	601,389
5,418	Tribune Media Co., Class A	273,555
16,937	Wendy’s Co. (The)	173,774

		1,375,019

	Consumer Staples - 0.9%
6,109	Molson Coors Brewing Co., Class B	434,594

	Energy - 11.7%
8,139	California Resources Corp.	34,428
5,074	Cheniere Energy, Inc.(b)	349,954
4,226	Columbia Pipeline Group, Inc.	123,315
20,060	CONSOL Energy, Inc.	331,391
22,930	Diamond Offshore Drilling, Inc.(c)	503,314
5,416	Energen Corp.	298,963
5,343	EP Energy Corp., Class A(b)	44,721
11,888	Golar LNG Ltd. (Bermuda)	512,016
10,438	Hess Corp.	615,946
4,492	Laredo Petroleum, Inc.(b)(c)	38,496
24,430	Marathon Oil Corp.	513,274
11,600	Murphy Oil Corp.	380,364
17,754	Newfield Exploration Co.(b)	582,154
42,898	Noble Corp. PLC(c)	512,631
18,443	QEP Resources, Inc.	255,989
46,981	Seadrill Ltd. (Norway)(c)	418,601
1,826	Southwestern Energy Co.(b)	33,964
3,753	Weatherford International PLC(b)	40,082
5,453	WPX Energy, Inc.(b)	47,441

		5,637,044

	Financials - 45.8%
168	Alexandria Real Estate Equities, Inc. REIT	15,575
22,990	American Capital Agency Corp. REIT	442,787
25,628	American Homes 4 Rent, Class A REIT	424,143
411	American National Insurance Co.	43,956
53,851	Annaly Capital Management, Inc. REIT	535,817
482	Arch Capital Group Ltd.(b)	34,396
7,170	Associated Banc-Corp.	141,321
234	AvalonBay Communities, Inc. REIT	40,328
1,115	Bank of Hawaii Corp.	75,229
26,555	BioMed Realty Trust, Inc. REIT	571,995
6,884	BOK Financial Corp.	457,511
13,751	Brandywine Realty Trust REIT	189,351
1,206	Camden Property Trust REIT	96,034
20,748	CBL & Associates Properties, Inc. REIT	339,022
9,416	Cincinnati Financial Corp.	519,857
10,110	CIT Group, Inc.	475,574
8,818	CNA Financial Corp.	349,369
10,734	Comerica, Inc.	509,114
7,967	Commerce Bancshares, Inc.	375,166
2,734	Corrections Corp. of America REIT	96,155

2,738	Cullen/Frost Bankers, Inc.	$198,368
20,988	DDR Corp. REIT	342,104
16,140	Duke Realty Corp. REIT	325,544
2,583	E*TRADE Financial Corp.(b)	73,409
2,359	East West Bancorp, Inc.	105,589
6,764	Endurance Specialty Holdings Ltd. (Bermuda)	470,030
14,243	Equity Commonwealth REIT(b)	373,167
26,475	Fifth Third Bancorp	557,828
25,062	First Horizon National Corp.	397,233
29,276	First Niagara Financial Group, Inc.	284,270
29,739	Genworth Financial, Inc., Class A(b)	208,470
412	Hartford Financial Services Group, Inc. (The)	19,591
4,637	HCC Insurance Holdings, Inc.	357,791
4,450	HCP, Inc. REIT	171,948
4,908	Home Properties, Inc. REIT	361,720
18,265	Host Hotels & Resorts, Inc. REIT	353,976
59,591	Hudson City Bancorp, Inc.	614,383
7,693	Liberty Property Trust REIT	261,793
10,295	Loews Corp.	392,342
4,102	M&T Bank Corp.	537,977
365	Macerich Co. (The) REIT	28,893
6,391	Mercury General Corp.	360,772
23,602	MFA Financial, Inc. REIT	177,723
1,351	Mid-America Apartment Communities, Inc. REIT	108,539
10,517	National Retail Properties, Inc. REIT	390,917
7,158	Navient Corp.	112,381
29,208	New York Community Bancorp, Inc.	555,828
28,773	NorthStar Realty Finance Corp. REIT	460,368
11,090	Paramount Group, Inc. REIT	198,178
5,132	Popular, Inc.(b)	157,142
5,069	Principal Financial Group, Inc.	281,380
9,969	ProAssurance Corp.	481,403
12,784	Prologis, Inc. REIT	519,158
13,194	Rayonier, Inc. REIT	324,572
7,917	Realty Income Corp. REIT	382,312
35,793	Regions Financial Corp.	371,889
699	Reinsurance Group of America, Inc.	67,468
4,115	RenaissanceRe Holdings Ltd.	441,540
12,435	Retail Properties of America, Inc., Class A REIT	181,054
3,911	SL Green Realty Corp. REIT	450,313
6,010	StanCorp Financial Group, Inc.	685,260
17,244	Starwood Property Trust, Inc. REIT	375,229
10,265	SunTrust Banks, Inc.	455,150
6,981	UDR, Inc. REIT	236,028
7,132	Unum Group	255,611
4,978	Validus Holdings Ltd.	230,730
18,410	VEREIT, Inc. REIT	161,272
862	White Mountains Insurance Group Ltd.	608,572
4,606	WP Carey, Inc. REIT	281,841
10,049	WP GLIMCHER, Inc. REIT	136,064
5,145	XL Group PLC	195,613
7,903	Zions Bancorporation	246,495

		22,059,928

	Health Care - 0.8%
2,691	Bio-Rad Laboratories, Inc., Class A(b)	405,641

	Industrials - 6.3%
2,731	ADT Corp. (The)	94,302
3,038	AGCO Corp.	167,120
9,897	Jacobs Engineering Group, Inc.(b)	416,862
14,896	Joy Global, Inc.	393,403
3,223	L-3 Communications Holdings, Inc.	372,128

Schedule of Investments(a)

1,498	Manpowergroup, Inc.	$135,539
8,994	Orbital ATK, Inc.	638,124
2,195	Oshkosh Corp.	80,205
6,288	Republic Services, Inc.	267,429
6,574	SPX Corp.	430,005
889	Timken Co. (The)	29,675

		3,024,792

	Information Technology - 4.2%
12,918	Brocade Communications Systems, Inc.	132,539
8,114	CA, Inc.	236,401
6,201	Dolby Laboratories, Inc., Class A	217,965
12,430	First Solar, Inc.(b)	550,649
12,028	Lexmark International, Inc., Class A	408,832
5,354	Marvell Technology Group Ltd.	66,604
38,900	Xerox Corp.	428,678

		2,041,668

	Materials - 4.3%
6,580	Albemarle Corp.	356,636
2,745	Allegheny Technologies, Inc.	58,523
8,529	Cabot Corp.	300,050
10,112	Domtar Corp.	411,154
10,441	Freeport-McMoRan, Inc.	122,682
17,245	Newmont Mining Corp.	296,097
26,384	United States Steel Corp.(c)	513,697

		2,058,839

	Telecommunication Services - 2.5%
1,092	CenturyLink, Inc.	31,231
83,015	Frontier Communications Corp.	391,831
21,809	Sprint Corp.(b)	73,496
10,209	Telephone & Data Systems, Inc.	300,247
10,405	United States Cellular Corp.(b)	387,274

		1,184,079

	Utilities - 20.6%
13,428	AES Corp. (The)	171,878
1,404	AGL Resources, Inc.	67,504
3,154	Alliant Energy Corp.	194,003
11,447	Ameren Corp.	470,243
7,057	Atmos Energy Corp.	390,252
21,901	CenterPoint Energy, Inc.	423,565
3,962	CMS Energy Corp.	135,738
8,764	Consolidated Edison, Inc.	557,303
6,171	DTE Energy Co.	496,519
9,275	Edison International	556,593
4,703	Entergy Corp.	334,007
9,093	Eversource Energy	452,104
14,960	FirstEnergy Corp.	508,042
8,152	Great Plains Energy, Inc.	212,849
12,481	Hawaiian Electric Industries, Inc.	373,806
10,901	MDU Resources Group, Inc.	212,678
5,655	National Fuel Gas Co.	305,766
4,226	NiSource, Inc.	73,786
6,575	OGE Energy Corp.	195,672
16,849	Pepco Holdings, Inc.	449,531
8,526	Pinnacle West Capital Corp.	526,139
9,101	PPL Corp.	289,503
8,356	Public Service Enterprise Group, Inc.	348,194
9,811	SCANA Corp.	537,643
59	Sempra Energy	6,005
20,464	TECO Energy, Inc.	452,664
285	UGI Corp.	10,414
8,897	WEC Energy Group, Inc.	435,953
6,132	Westar Energy, Inc.	230,870
14,642	Xcel Energy, Inc.	507,638

		9,926,862

	Total Common Stocks and Other Equity Interests (Cost $49,013,193)	$48,148,466

	Money Market Fund - 0.2%
85,461	Invesco Premier Portfolio – Institutional Class, 0.07%(d) (Cost $85,461)	85,461

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $49,098,654)-100.1%	48,233,927

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.4%
1,645,220	Invesco Liquid Assets Portfolio – Institutional Class, 0.11%(d)(e) (Cost $1,645,220)	1,645,220

	Total Investments (Cost $50,743,874)(f)-103.5%	49,879,147
	Other assets less liabilities-(3.5)%	(1,692,875)

	Net Assets-100.0%	$48,186,272

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$1,558,071	$(1,558,071)	$-

*	Amount does not include excess collateral received, if any.

(f)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $51,022,597. The net unrealized depreciation was $1,143,450, which consisted of aggregate gross unrealized appreciation of $2,348,864 and aggregate gross unrealized depreciation of $3,492,314.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 15.4%
462	Amazon.com, Inc.(b)	$247,701
4,159	Carnival Corp.	221,633
3,544	CBS Corp., Class B	189,498
3,387	Comcast Corp., Class A	211,383
3,403	Comcast Corp., Class Special A	212,143
2,913	DISH Network Corp., Class A(b)	188,209
13,466	Ford Motor Co.	199,701
5,672	General Motors Co.	178,725
1,819	Home Depot, Inc. (The)	212,878
3,959	Johnson Controls, Inc.	180,372
3,899	Las Vegas Sands Corp.	218,500
2,916	Lowe’s Cos., Inc.	202,254
2,119	McDonald’s Corp.	211,603
2,116	Netflix, Inc.(b)	241,880
1,920	NIKE, Inc., Class B	221,222
178	Priceline Group, Inc. (The)(b)	221,355
3,805	Starbucks Corp.	220,424
2,429	Target Corp.	198,814
769	Tesla Motors, Inc.(b)	204,669
5,234	Thomson Reuters Corp.	211,715
1,154	Time Warner Cable, Inc.	219,271
2,348	Time Warner, Inc.	206,718
3,050	TJX Cos., Inc. (The)	212,951
6,161	Twenty-First Century Fox, Inc., Class A	212,493
6,228	Twenty-First Century Fox, Inc., Class B	208,762
2,888	VF Corp.	222,636
3,032	Viacom, Inc., Class A	173,279
3,049	Viacom, Inc., Class B	173,793
1,800	Walt Disney Co. (The)	216,000
2,235	Yum! Brands, Inc.	196,144

		6,236,726

	Consumer Staples - 9.4%
4,193	Altria Group, Inc.	228,015
3,959	Archer-Daniels-Midland Co.	187,736
5,099	Coca-Cola Co. (The)	209,467
3,073	Colgate-Palmolive Co.	209,025
1,475	Costco Wholesale Corp.	214,318
1,933	CVS Health Corp.	217,405
2,346	Estee Lauder Cos., Inc. (The), Class A	209,052
3,640	General Mills, Inc.	211,884
1,900	Kimberly-Clark Corp.	218,443
2,348	Kraft Heinz Co. (The)	186,596
5,602	Kroger Co. (The)	219,823
5,007	Mondelez International, Inc., Class A	225,966
2,152	PepsiCo, Inc.	207,345
2,531	Philip Morris International, Inc.	216,476
2,578	Procter & Gamble Co. (The)	197,733
2,684	Reynolds American, Inc.	230,260
2,364	Walgreens Boots Alliance, Inc.	228,433
2,837	Wal-Mart Stores, Inc.	204,207

		3,822,184

	Energy - 7.8%
2,504	Anadarko Petroleum Corp.	186,172

3,498	Apache Corp.	$160,418
3,274	Baker Hughes, Inc.	190,383
2,056	Chevron Corp.	181,915
3,259	ConocoPhillips	164,058
3,352	Devon Energy Corp.	165,656
2,319	EOG Resources, Inc.	179,004
2,420	Exxon Mobil Corp.	191,688
4,628	Halliburton Co.	193,404
5,222	Kinder Morgan, Inc.	180,890
3,945	Marathon Petroleum Corp.	215,673
2,593	Occidental Petroleum Corp.	182,028
2,564	Phillips 66	203,838
2,340	Schlumberger Ltd.	193,799
6,164	Spectra Energy Corp.	186,523
3,365	Valero Energy Corp.	220,744
3,493	Williams Cos., Inc. (The)	183,313

		3,179,506

	Financials - 16.2%
1,935	ACE Ltd.	210,470
3,276	Aflac, Inc.	209,828
3,103	Allstate Corp. (The)	213,952
2,531	American Express Co.	192,508
3,252	American International Group, Inc.	208,518
2,139	American Tower Corp. REIT	203,440
11,652	Bank of America Corp.	208,338
4,716	Bank of New York Mellon Corp. (The)	204,674
4,954	BB&T Corp.	199,498
1,456	Berkshire Hathaway, Inc., Class B(b)	207,829
572	BlackRock, Inc.	192,375
2,304	Capital One Financial Corp.	187,315
6,150	Charles Schwab Corp. (The)	214,512
2,096	Chubb Corp. (The)	260,596
3,587	Citigroup, Inc.	209,696
2,172	CME Group, Inc., Class A	208,599
3,460	Discover Financial Services	193,103
2,867	Equity Residential REIT	214,480
4,024	Franklin Resources, Inc.	183,293
943	Goldman Sachs Group, Inc. (The)	193,381
2,953	JPMorgan Chase & Co.	202,369
3,480	Marsh & McLennan Cos., Inc.	201,631
3,568	MetLife, Inc.	198,880
5,120	Morgan Stanley	198,861
2,078	PNC Financial Services Group, Inc. (The)	204,018
2,251	Prudential Financial, Inc.	198,898
1,103	Public Storage REIT	226,314
1,175	Simon Property Group, Inc. REIT	219,983
2,577	State Street Corp.	197,295
2,058	Travelers Cos., Inc. (The)	218,395
4,565	U.S. Bancorp	206,384
3,556	Wells Fargo & Co.	205,786

		6,595,219

	Health Care - 15.6%
4,128	Abbott Laboratories	209,248
2,939	AbbVie, Inc.	205,759
1,606	Aetna, Inc.	181,430
1,077	Alexion Pharmaceuticals, Inc.(b)	212,643
659	Allergan PLC(b)	218,228
1,273	Amgen, Inc.	224,799
1,211	Anthem, Inc.	186,821
2,913	Baxalta, Inc.(b)	95,634
2,913	Baxter International, Inc.	116,753
1,438	Becton, Dickinson and Co.	218,792
495	Biogen, Inc.(b)	157,796
3,058	Bristol-Myers Squibb Co.	200,727
2,307	Cardinal Health, Inc.	196,049
1,711	Celgene Corp.(b)	224,569

Schedule of Investments(a)

1,250	Cigna Corp.	$180,075
2,490	Eli Lilly & Co.	210,430
2,266	Express Scripts Holding Co.(b)	204,099
1,685	Gilead Sciences, Inc.	198,594
2,450	HCA Holdings, Inc.(b)	227,875
1,083	Humana, Inc.	197,203
933	Illumina, Inc.(b)	204,607
2,063	Johnson & Johnson	206,733
874	McKesson Corp.	192,778
2,687	Medtronic PLC	210,634
3,488	Merck & Co., Inc.	205,652
2,899	Mylan NV(b)	162,315
5,968	Pfizer, Inc.	215,206
395	Regeneron Pharmaceuticals, Inc.(b)	218,696
2,131	Stryker Corp.	217,937
1,588	Thermo Fisher Scientific, Inc.	221,574
1,676	UnitedHealth Group, Inc.	203,466
1,563	Vertex Pharmaceuticals, Inc.(b)	211,005

		6,338,127

	Industrials - 12.4%
1,287	3M Co.	194,774
4,819	American Airlines Group, Inc.	193,242
1,425	Boeing Co. (The)	205,442
2,328	Caterpillar, Inc.	183,050
5,906	CSX Corp.	184,740
1,517	Cummins, Inc.	196,497
2,402	Danaher Corp.	219,927
2,196	Deere & Co.	207,676
4,776	Delta Air Lines, Inc.	211,768
2,929	Eaton Corp. PLC	177,439
3,557	Emerson Electric Co.	184,075
1,174	FedEx Corp.	201,247
1,416	General Dynamics Corp.	211,140
7,473	General Electric Co.	195,045
1,965	Honeywell International, Inc.	206,423
2,206	Illinois Tool Works, Inc.	197,371
1,074	Lockheed Martin Corp.	222,425
2,230	Norfolk Southern Corp.	188,056
1,253	Northrop Grumman Corp.	216,781
988	Precision Castparts Corp.	192,581
2,052	Raytheon Co.	223,853
2,035	Union Pacific Corp.	198,596
2,044	United Parcel Service, Inc., Class B	209,224
1,787	United Technologies Corp.	179,254
4,346	Waste Management, Inc.	222,211

		5,022,837

	Information Technology - 13.4%
2,096	Accenture PLC, Class A	216,119
2,464	Adobe Systems, Inc.(b)	202,023
1,621	Apple, Inc.	196,627
2,429	Automatic Data Processing, Inc.	193,761
1,453	Avago Technologies Ltd. (Singapore)	181,828
3,837	Broadcom Corp., Class A	194,191
7,153	Cisco Systems, Inc.	203,288
3,253	Cognizant Technology Solutions Corp., Class A(b)	205,264
9,818	Corning, Inc.	183,400
3,323	eBay, Inc.(b)	93,443
7,498	EMC Corp.	201,621
2,343	Facebook, Inc., Class A(b)	220,265
365	Google, Inc., Class A(b)	239,988
381	Google, Inc., Class C(b)	238,357
6,509	Hewlett-Packard Co.	198,655
6,417	Intel Corp.	185,772
1,220	International Business Machines Corp.	197,628
2,151	MasterCard, Inc., Class A	209,507

8,411	Micron Technology, Inc.(b)	$155,688
4,485	Microsoft Corp.	209,450
4,936	Oracle Corp.	197,144
3,323	PayPal Holdings, Inc.(b)	128,600
3,074	QUALCOMM, Inc.	197,935
2,775	salesforce.com, inc.(b)	203,408
3,755	Texas Instruments, Inc.	187,675
2,966	Visa, Inc., Class A	223,458
2,270	VMware, Inc., Class A(b)	202,325
5,065	Yahoo!, Inc.(b)	185,734

		5,453,154

	Materials - 4.2%
1,421	Air Products & Chemicals, Inc.	202,507
599	Chemours Co. (The)	6,541
3,843	Dow Chemical Co. (The)	180,852
3,006	E.I. du Pont de Nemours & Co.	167,615
1,756	Ecolab, Inc.	203,362
1,969	LyondellBasell Industries NV, Class A	184,751
1,826	Monsanto Co.	186,051
1,741	PPG Industries, Inc.	188,690
1,667	Praxair, Inc.	190,271
6,829	Southern Copper Corp. (Peru)	190,256

		1,700,896

	Telecommunication Services - 1.9%
9,899	AT&T, Inc.	343,891
5,212	T-Mobile US, Inc.(b)	211,920
4,307	Verizon Communications, Inc.	201,525

		757,336

	Utilities - 3.7%
3,859	American Electric Power Co., Inc.	218,304
3,046	Dominion Resources, Inc.	218,398
2,866	Duke Energy Corp.	212,714
6,274	Exelon Corp.	201,333
2,074	NextEra Energy, Inc.	218,185
4,080	PG&E Corp.	214,241
4,892	Southern Co. (The)	218,819

		1,501,994

	Total Common Stocks and Other Equity Interests (Cost $39,157,060)	40,607,979

	Money Market Fund - 0.1%
50,351	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $50,351)	50,351

	Total Investments (Cost $39,207,411)(d)-100.1%	40,658,330
	Other assets less liabilities-(0.1)%	(35,951)

	Net Assets-100.0%	$40,622,379

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

Schedule of Investments(a)

(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $39,286,895. The net unrealized appreciation was $1,371,435, which consisted of aggregate gross unrealized appreciation of $2,773,093 and aggregate gross unrealized depreciation of $1,401,658.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 29.1%
7,035	Amazon.com, Inc.(b)	$3,771,815
20,605	CBS Corp., Class B	1,101,749
24,733	Home Depot, Inc. (The)	2,894,503
15,191	Las Vegas Sands Corp.	851,304
53,931	Lowe’s Cos., Inc.	3,740,654
4,275	McDonald’s Corp.	426,901
14,402	Netflix, Inc.(b)	1,646,293
24,685	NIKE, Inc., Class B	2,844,206
3,847	Priceline Group, Inc. (The)(b)	4,784,014
53,053	Starbucks Corp.	3,073,360
18,068	Tesla Motors, Inc.(b)	4,808,798
14,217	Time Warner Cable, Inc.	2,701,372
51,247	TJX Cos., Inc. (The)	3,578,066
23,239	VF Corp.	1,791,495
26,188	Viacom, Inc., Class B	1,492,716
9,256	Walt Disney Co. (The)	1,110,720
24,872	Yum! Brands, Inc.	2,182,767

		42,800,733

	Consumer Staples - 6.0%
26,458	Coca-Cola Co. (The)	1,086,894
13,992	Costco Wholesale Corp.	2,033,037
11,806	Estee Lauder Cos., Inc. (The), Class A	1,052,033
408	General Mills, Inc.	23,750
595	Kraft Heinz Co. (The)	47,285
78,607	Kroger Co. (The)	3,084,539
12,281	PepsiCo, Inc.	1,183,274
3,171	Reynolds American, Inc.	272,040

		8,782,852

	Energy - 0.8%
23,211	Williams Cos., Inc. (The)	1,218,113

	Financials - 3.9%
47,632	American Tower Corp. REIT	4,530,280
6,360	Simon Property Group, Inc. REIT	1,190,719

		5,720,999

	Health Care - 25.8%
56,823	AbbVie, Inc.	3,978,178
11,808	Alexion Pharmaceuticals, Inc.(b)	2,331,371
10,228	Amgen, Inc.	1,806,163
7,175	Becton, Dickinson and Co.	1,091,676
11,088	Biogen, Inc.(b)	3,534,633
4,087	Bristol-Myers Squibb Co.	268,271
38,969	Celgene Corp.(b)	5,114,681
1,021	Cigna Corp.	147,085
1,020	Eli Lilly & Co.	86,200
39,749	Gilead Sciences, Inc.	4,684,817
21,732	Illumina, Inc.(b)	4,765,828
10,788	McKesson Corp.	2,379,509
8,833	Regeneron Pharmaceuticals, Inc.(b)	4,890,479
21,158	Vertex Pharmaceuticals, Inc.(b)	2,856,330

		37,935,221

	Industrials - 4.4%
7,270	3M Co.	1,100,242

30,717	American Airlines Group, Inc.	$1,231,752
3,780	Boeing Co. (The)	544,963
5,845	Delta Air Lines, Inc.	259,167
1,429	Honeywell International, Inc.	150,116
2,989	Illinois Tool Works, Inc.	267,426
19,789	Union Pacific Corp.	1,931,209
9,701	United Parcel Service, Inc., Class B	992,994

		6,477,869

	Information Technology - 24.9%
10,665	Accenture PLC, Class A	1,099,668
29,977	Adobe Systems, Inc.(b)	2,457,814
31,510	Apple, Inc.	3,822,163
23,262	Avago Technologies Ltd. (Singapore)	2,911,007
68,365	Cognizant Technology Solutions Corp., Class A(b)	4,313,832
282	eBay, Inc.(b)	7,930
42,977	Facebook, Inc., Class A(b)	4,040,268
769	Google, Inc., Class C(b)	481,094
48,451	MasterCard, Inc., Class A	4,719,127
282	PayPal Holdings, Inc.(b)	10,913
62,258	salesforce.com, inc.(b)	4,563,511
11,919	Texas Instruments, Inc.	595,712
57,723	Visa, Inc., Class A	4,348,851
36,339	VMware, Inc., Class A(b)	3,238,895

		36,610,785

	Materials - 5.1%
27,745	Ecolab, Inc.	3,213,148
2,990	LyondellBasell Industries NV, Class A	280,552
17,256	Monsanto Co.	1,758,214
20,388	PPG Industries, Inc.	2,209,651

		7,461,565

	Total Common Stocks and Other Equity Interests (Cost $140,294,539)	147,008,137

	Money Market Fund - 0.0%
60,144	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $60,144)	60,144

	Total Investments (Cost $140,354,683)(d)-100.0%	147,068,281
	Other assets less liabilities-(0.0)%	(65,582)

	Net Assets-100.0%	$147,002,699

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $140,532,931. The net unrealized appreciation was $6,535,350, which consisted of aggregate gross unrealized appreciation of $9,072,333 and aggregate gross unrealized depreciation of $2,536,983.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Top 200 Pure Value Portfolio (PXLV)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 3.2%
13,836	Carnival Corp.	$737,320
4,182	Ford Motor Co.	62,019
9,898	General Motors Co.	311,886
5,077	Thomson Reuters Corp.	205,365

		1,316,590

	Consumer Staples - 5.4%
16,843	Archer-Daniels-Midland Co.	798,695
13,395	Mondelez International, Inc., Class A	604,517
6,308	Procter & Gamble Co. (The)	483,824
4,135	Wal-Mart Stores, Inc.	297,637

		2,184,673

	Energy - 20.0%
4,449	Anadarko Petroleum Corp.	330,783
23,423	Apache Corp.	1,074,179
9,669	Baker Hughes, Inc.	562,252
10,924	Chevron Corp.	966,555
19,554	ConocoPhillips	984,348
6,818	Devon Energy Corp.	336,946
12,498	Exxon Mobil Corp.	989,967
1,613	Halliburton Co.	67,407
11,270	Kinder Morgan, Inc.	390,393
16,598	Occidental Petroleum Corp.	1,165,180
5,154	Phillips 66	409,743
10,445	Spectra Energy Corp.	316,066
8,439	Valero Energy Corp.	553,598

		8,147,417

	Financials - 39.8%
6,934	ACE Ltd.	754,211
10,655	Aflac, Inc.	682,453
10,793	Allstate Corp. (The)	744,177
11,784	American International Group, Inc.	755,590
24,935	Bank of America Corp.	445,838
25,981	BB&T Corp.	1,046,255
11,973	Capital One Financial Corp.	973,405
6,705	Chubb Corp. (The)	833,633
8,968	Citigroup, Inc.	524,269
6,188	CME Group, Inc., Class A	594,296
2,383	Discover Financial Services	132,995
12,753	Equity Residential REIT	954,052
1,064	Franklin Resources, Inc.	48,465
4,898	Goldman Sachs Group, Inc. (The)	1,004,433
6,993	JPMorgan Chase & Co.	479,230
23,043	MetLife, Inc.	1,284,417
6,955	Morgan Stanley	270,132
12,813	PNC Financial Services Group, Inc. (The)	1,257,980
5,552	Prudential Financial, Inc.	490,575
8,186	State Street Corp.	626,720
4,970	Travelers Cos., Inc. (The)	527,416
18,761	U.S. Bancorp	848,185
15,839	Wells Fargo & Co.	916,603

		16,195,330

	Health Care - 2.3%
4,087	Abbott Laboratories	207,170

613	Medtronic PLC	$48,053
19,016	Pfizer, Inc.	685,717

		940,940

	Industrials - 5.6%
10,902	Eaton Corp. PLC	660,443
44,839	General Electric Co.	1,170,298
3,563	Norfolk Southern Corp.	300,468
1,458	Raytheon Co.	159,053

		2,290,262

	Information Technology - 6.9%
9,125	Cisco Systems, Inc.	259,333
22,431	Corning, Inc.	419,011
30,485	Hewlett-Packard Co.	930,402
32,882	Yahoo!, Inc.(b)	1,205,783

		2,814,529

	Telecommunication Services - 2.6%
25,036	AT&T, Inc.	869,751
4,178	T-Mobile US, Inc.(b)	169,877

		1,039,628

	Utilities - 14.1%
19,729	American Electric Power Co., Inc.	1,116,069
15,612	Duke Energy Corp.	1,158,723
24,183	Exelon Corp.	776,032
6,297	NextEra Energy, Inc.	662,444
19,105	PG&E Corp.	1,003,204
23,257	Southern Co. (The)	1,040,286

		5,756,758

	Total Common Stocks and Other Equity Interests (Cost $41,011,136)	40,686,127

	Money Market Fund - 0.1%
56,619	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $56,619)	56,619

	Total Investments (Cost $41,067,755)(d)-100.0%	40,742,746
	Other assets less liabilities-(0.0)%	(9,584)

	Net Assets-100.0%	$40,733,162

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $41,154,977. The net unrealized depreciation was $412,231, which consisted of aggregate gross unrealized appreciation of $1,450,558 and aggregate gross unrealized depreciation of $1,862,789.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Zacks Micro Cap Portfolio (PZI)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 12.8%
6,979	1-800-FLOWERS.COM, Inc., Class A(b)	$69,441
1,349	America’s Car-Mart, Inc.(b)	62,405
2,570	Bassett Furniture Industries, Inc.	84,270
5,138	Big 5 Sporting Goods Corp.	56,569
22,123	Career Education Corp.(b)	70,351
3,057	Carriage Services, Inc.	73,460
1,883	Cato Corp. (The), Class A	72,326
9,312	Chegg, Inc.(b)(c)	77,383
8,670	China Automotive Systems, Inc. (China)(b)	59,216
3,017	Citi Trends, Inc.(b)	71,835
2,413	CSS Industries, Inc.	68,505
2,906	Eros International PLC, Class A(b)	103,977
2,772	Ethan Allen Interiors, Inc.	83,687
3,785	Fred’s, Inc., Class A	68,281
2,590	FTD Cos., Inc.(b)	75,447
9,760	Fuel Systems Solutions, Inc.(b)	60,707
6,667	Green Brick Partners, Inc.(b)	80,404
6,135	Hemisphere Media Group, Inc., Class A(b)	84,970
2,907	Hooker Furniture Corp.	72,530
2,619	Kirkland’s, Inc.	71,446
3,691	LGI Homes, Inc.(b)	72,122
15,052	Luby’s, Inc.(b)	73,002
2,959	M/I Homes, Inc.(b)	74,212
3,806	Marcus Corp. (The)	79,774
3,105	MarineMax, Inc.(b)	56,076
4,237	New Home Co., Inc. (The)(b)	71,902
4,072	New Media Investment Group, Inc.	69,265
3,523	Papa Murphy’s Holdings, Inc.(b)	67,994
5,950	Pep Boys-Manny, Moe & Jack (The)(b)	70,507
6,135	RCI Hospitality Holdings, Inc.(b)	68,467
4,632	Regis Corp.(b)	67,766
3,302	Remy International, Inc.	97,739
3,904	Rocky Brands, Inc.	70,897
11,643	Ruby Tuesday, Inc.(b)	85,460
4,775	Sequential Brands Group, Inc.(b)	84,661
2,530	Shoe Carnival, Inc.	71,624
9,518	Skullcandy, Inc.(b)	69,576
3,223	Speedway Motorsports, Inc.	67,522
4,165	Stage Stores, Inc.	73,304
1,063	Strattec Security Corp.	74,718
3,987	Superior Industries International, Inc.	67,460
4,414	Superior Uniform Group, Inc.	84,881
7,550	Tilly’s, Inc., Class A(b)	68,327
4,916	TravelCenters of America LLC(b)	79,934
2,179	Unifi, Inc.(b)	67,244
8,817	VOXX International Corp., Class A(b)	70,536
2,993	WCI Communities, Inc.(b)	75,543
7,573	West Marine, Inc.(b)	68,763
2,844	William Lyon Homes, Class A(b)	67,858
9,218	Zagg, Inc.(b)	71,624

		3,655,968

	Consumer Staples - 2.2%
6,913	Central Garden & Pet Co.(b)	63,530
6,398	Central Garden & Pet Co., Class A(b)	64,492

7,465	Cott Corp. (Canada)	$83,906
1,528	Ingles Markets, Inc., Class A	70,716
1,407	John B. Sanfilippo & Son, Inc.	73,150
4,340	MGP Ingredients, Inc.	64,102
5,309	Omega Protein Corp.(b)	75,494
2,244	SpartanNash Co.	72,279
1,274	Universal Corp.	72,682

		640,351

	Energy - 3.2%
5,907	Aegean Marine Petroleum Network, Inc. (Greece)	64,564
6,028	Ardmore Shipping Corp. (Ireland)	79,208
9,396	DHT Holdings, Inc.	74,698
3,191	GasLog Partners LP (Monaco)	67,904
2,650	Green Plains, Inc.	59,492
3,818	KNOT Offshore Partners LP (United Kingdom)	59,599
20,335	Navios Maritime Acquisition Corp.	80,527
5,130	Nordic American Tankers Ltd.(c)	77,053
6,315	Renewable Energy Group, Inc.(b)	64,413
6,577	Southcross Energy Partners LP	68,467
11,045	Teekay Tankers Ltd., Class A	79,193
7,660	Tsakos Energy Navigation Ltd.	69,859
3,810	USA Compression Partners LP	68,313

		913,290

	Financials - 44.2%
2,140	1st Source Corp.	72,739
4,225	AG Mortgage Investment Trust, Inc. REIT	76,895
4,387	Ambac Financial Group, Inc.(b)	70,367
4,566	American Capital Mortgage Investment Corp. REIT	73,695
3,066	American National Bankshares, Inc.	72,603
3,946	American Residential Properties, Inc. REIT	73,001
2,887	Ameris Bancorp	77,978
1,551	AMERISAFE, Inc.	77,628
14,808	Anworth Mortgage Asset Corp. REIT	74,040
4,443	Apollo Commercial Real Estate Finance, Inc. REIT	74,998
4,970	Apollo Residential Mortgage, Inc. REIT	71,966
10,799	Arbor Realty Trust, Inc. REIT	73,865
6,410	Ares Commercial Real Estate Corp. REIT	79,804
7,308	Armada Hoffler Properties, Inc. REIT	74,907
9,229	Ashford Hospitality Trust, Inc. REIT	80,661
3,682	Atlas Financial Holdings, Inc. (Canada)(b)	67,970
5,309	Banc of California, Inc.	64,398
9,518	Bank Mutual Corp.	69,196
6,197	BankFinancial Corp.	74,922
1,523	Banner Corp.	72,586
2,061	Bar Harbor Bankshares	70,692
5,845	Beneficial Bancorp, Inc.(b)	75,167
2,563	Berkshire Hills Bancorp, Inc.	74,583
4,063	Blue Capital Reinsurance Holdings Ltd. (Bermuda)	66,796
6,466	Brookline Bancorp, Inc.	72,872
2,421	Bryn Mawr Bank Corp.	69,822
3,302	BSB Bancorp, Inc.(b)	69,144
1,970	C&F Financial Corp.	74,860
5,960	Calamos Asset Management, Inc., Class A	71,580
1,886	Camden National Corp.	75,930
4,781	Capital City Bank Group, Inc.	73,819
3,350	Cardinal Financial Corp.	78,256
14,094	Cascade Bancorp(b)	72,725
6,310	CatchMark Timber Trust, Inc., Class A REIT	67,391
11,407	Cedar Realty Trust, Inc. REIT	76,427
5,404	Centerstate Banks, Inc.	75,332

Schedule of Investments(a)

3,074	Central Pacific Financial Corp.	$71,593
1,795	Century Bancorp, Inc., Class A	74,762
5,883	Charter Financial Corp.	71,420
2,758	Chatham Lodging Trust REIT	74,521
2,208	Chemical Financial Corp.	72,754
1,482	City Holding Co.	71,462
2,094	Community Trust Bancorp, Inc.	73,311
4,451	Compass Diversified Holdings	74,910
3,391	ConnectOne Bancorp, Inc.	72,432
11,551	CorEnergy Infrastructure Trust, Inc. REIT	71,847
1,607	CoreSite Realty Corp. REIT	80,671
11,407	Cowen Group, Inc., Class A(b)	64,450
3,294	CU Bancorp(b)	73,094
2,715	Customers Bancorp, Inc.(b)	68,282
4,310	Dime Community Bancshares, Inc.	73,270
4,793	Donegal Group, Inc., Class A	71,272
9,581	Dynex Capital, Inc. REIT	70,612
3,944	Ellington Financial LLC	72,017
2,912	EMC Insurance Group, Inc.	70,237
3,205	Employers Holdings, Inc.	76,920
3,115	Enterprise Bancorp, Inc.	68,437
3,206	Enterprise Financial Services Corp.	77,361
5,677	ESSA Bancorp, Inc.	72,949
2,568	Farmers Capital Bank Corp.(b)	65,689
8,849	Farmers National Banc Corp.	72,473
3,155	FBR & Co.	74,142
2,512	Federal Agricultural Mortgage Corp., Class C	67,196
3,017	Federated National Holding Co.	71,171
4,186	Fidelity Southern Corp.	81,376
3,755	First Bancorp, Inc.	71,383
7,613	First Commonwealth Financial Corp.	70,040
4,007	First Community Bancshares, Inc.	71,285
1,945	First Defiance Financial Corp.	74,785
4,069	First Financial Bancorp	77,352
2,042	First Financial Corp.	67,754
5,859	First Financial Northwest, Inc.	72,827
2,980	First Internet Bancorp	88,715
2,956	First Merchants Corp.	76,945
8,743	Five Oaks Investment Corp. REIT	66,272
3,950	Flagstar Bancorp, Inc.(b)	80,185
5,547	Forestar Group, Inc.(b)	71,002
7,636	Gain Capital Holdings, Inc.	53,299
4,870	Garrison Capital, Inc.	72,855
2,600	Global Indemnity PLC, Class A(b)	71,890
1,732	Great Southern Bancorp, Inc.	71,878
6,415	Hallmark Financial Services, Inc.(b)	68,512
2,939	Hanmi Financial Corp.	74,386
3,641	Hannon Armstrong Sustainable
	Infrastructure Capital, Inc. REIT	73,075
1,961	Heartland Financial USA, Inc.	73,890
4,085	Heritage Financial Corp.	72,304
3,175	Heritage Insurance Holdings, Inc.(b)	78,486
9,276	Heritage Oaks Bancorp	73,837
2,892	Home Bancorp, Inc.	70,073
3,199	HomeStreet, Inc.(b)	72,329
4,356	HomeTrust Bancshares, Inc.(b)	74,662
2,925	Horizon Bancorp	70,960
3,814	Impac Mortgage Holdings, Inc.(b)(c)	83,412
12,609	Imperial Holdings, Inc.(b)	71,241
9,695	Independence Realty Trust, Inc. REIT	79,208
1,557	Independent Bank Corp./MA	75,297
963	Infinity Property & Casualty Corp.	74,642
2,196	INTL FCStone, Inc.(b)	64,035
2,944	Investment Technology Group, Inc.	59,910
7,935	JG Wentworth Co. (The), Class A(b)	65,384

9,360	JMP Group LLC	$68,515
1,597	Kansas City Life Insurance Co.	75,203
6,140	Lakeland Bancorp, Inc.	69,382
1,683	Lakeland Financial Corp.	71,595
4,626	Maiden Holdings Ltd.	76,514
3,326	MainSource Financial Group, Inc.	72,806
5,444	Meridian Bancorp, Inc.(b)	70,990
1,701	Meta Financial Group, Inc.	86,003
2,793	Metro Bancorp, Inc.	68,345
2,218	MidWestOne Financial Group, Inc.	71,841
3,505	National Bank Holdings Corp., Class A	75,848
305	National Western Life Insurance Co., Class A	73,502
941	Navigators Group, Inc. (The)(b)	73,567
9,760	New York Mortgage Trust, Inc. REIT(c)	73,005
8,175	NewBridge Bancorp, Class A	72,022
4,120	Newtek Business Services Corp.	78,404
4,851	Northfield Bancorp, Inc.	73,056
2,848	Northrim Bancorp, Inc.	72,026
6,842	OFG Bancorp	55,147
2,778	Oppenheimer Holdings, Inc., Class A	63,061
6,512	Orchid Island Capital, Inc. REIT	56,133
4,549	Oritani Financial Corp.	71,465
4,305	Pacific Premier Bancorp, Inc.(b)	81,838
10,140	Park Sterling Corp.	73,414
3,128	Peoples Bancorp, Inc.	65,813
4,753	Physicians Realty Trust REIT	76,238
1,673	Piper Jaffray Cos.(b)	75,034
7,337	Preferred Apartment Communities, Inc., Class A REIT	83,128
2,429	Preferred Bank	76,562
4,725	Premier Financial Bancorp, Inc.	71,395
4,361	Provident Financial Holdings, Inc.	70,168
5,650	Pulaski Financial Corp.	73,054
11,948	RAIT Financial Trust REIT	62,608
4,088	Regional Management Corp.(b)	78,980
2,239	Renasant Corp.	71,984
2,841	Republic Bancorp, Inc., Class A	71,451
8,681	Resource America, Inc., Class A	70,142
18,864	Resource Capital Corp. REIT	67,533
5,007	Rexford Industrial Realty, Inc. REIT	72,952
2,467	S&T Bancorp, Inc.	76,280
1,265	Safety Insurance Group, Inc.	73,357
2,609	Sandy Spring Bancorp, Inc.	71,330
4,621	Seacoast Banking Corp. of Florida(b)	69,084
4,217	Sierra Bancorp	70,002
4,482	Silver Bay Realty Trust Corp. REIT	72,653
2,498	Southside Bancshares, Inc.	68,245
3,923	Southwest Bancorp, Inc.	68,770
3,073	Starwood Waypoint Residential Trust REIT	75,227
3,048	State Auto Financial Corp.	73,762
3,364	State Bank Financial Corp.	68,121
1,834	Stewart Information Services Corp.	75,414
5,611	Summit Hotel Properties, Inc. REIT	76,478
4,358	Talmer Bancorp, Inc., Class A	71,035
3,706	Terreno Realty Corp. REIT	77,715
3,009	Territorial Bancorp, Inc.	76,158
1,359	Tompkins Financial Corp.	73,454
3,036	TriCo Bancshares	75,262
10,385	TrustCo Bank Corp. NY	64,699
3,141	Union Bankshares Corp.	77,520
3,498	United Community Banks, Inc.	73,003
13,646	United Community Financial Corp.	70,413
5,428	United Financial Bancorp, Inc.	73,224
2,228	United Fire Group, Inc.	77,000
3,017	Universal Insurance Holdings, Inc.	82,726

Schedule of Investments(a)

2,730	Walker & Dunlop, Inc.(b)	$65,384
3,192	Walter Investment Management Corp.(b)(c)	69,586
5,531	Waterstone Financial, Inc.	71,405
2,146	WesBanco, Inc.	71,290
4,943	Western Asset Mortgage Capital Corp. REIT	68,559
5,780	Wilshire Bancorp, Inc.	67,164
4,819	Winthrop Realty Trust REIT	71,755
2,669	WSFS Financial Corp.	76,627
3,485	Yadkin Financial Corp.(b)	74,788
4,515	ZAIS Financial Corp. REIT	71,698

		12,624,268

	Health Care - 9.9%
2,964	Aceto Corp.	69,447
8,240	Achillion Pharmaceuticals, Inc.(b)	70,205
2,620	Addus HomeCare Corp.(b)	71,107
6,685	Affymetrix, Inc.(b)	73,268
1,829	Almost Family, Inc.(b)	80,037
925	Analogic Corp.	74,509
4,451	AngioDynamics, Inc.(b)	68,990
1,177	ANI Pharmaceuticals, Inc.(b)	83,602
4,759	Applied Genetic Technologies Corp.(b)	87,851
6,156	Arbutus Biopharma Corp. (Canada)(b)	66,669
3,790	Assembly Biosciences, Inc.(b)	56,850
8,871	ChemoCentryx, Inc.(b)	73,097
4,903	Concert Pharmaceuticals, Inc.(b)	80,360
5,757	Cross Country Healthcare, Inc.(b)	69,487
6,472	CryoLife, Inc.	70,868
1,892	Cynosure, Inc., Class A(b)	73,410
10,864	Cytokinetics, Inc.(b)	69,421
14,066	Endocyte, Inc.(b)(c)	72,581
2,939	Five Prime Therapeutics, Inc.(b)	69,125
3,335	Flexion Therapeutics, Inc.(b)	78,039
2,459	Heska Corp.(b)	82,991
2,285	Intra-Cellular Therapies, Inc.(b)	66,493
3,375	Invacare Corp.	57,544
3,039	K2M Group Holdings, Inc.(b)	69,532
1,909	LHC Group, Inc.(b)	76,914
1,923	MacroGenics, Inc.(b)	72,305
3,389	Merit Medical Systems, Inc.(b)	86,623
2,523	OvaScience, Inc.(b)	71,905
2,192	PharMerica Corp.(b)	74,901
9,786	Progenics Pharmaceuticals, Inc.(b)	84,747
6,661	Regulus Therapeutics, Inc.(b)	54,620
11,301	RTI Surgical, Inc.(b)	82,271
7,434	SciClone Pharmaceuticals, Inc.(b)	67,724
4,143	Sorrento Therapeutics, Inc.(b)	86,092
15,533	Synergetics USA, Inc.(b)	75,024
2,845	Triple-S Management Corp., Class B(b)	61,395
7,214	Universal American Corp.(b)	66,874
1,333	US Physical Therapy, Inc.	70,462
3,323	Xencor, Inc.(b)	74,402

		2,841,742

	Industrials - 11.1%
9,396	ACCO Brands Corp.(b)	76,859
6,959	Air Transport Services Group, Inc.(b)	72,026
3,250	Allied Motion Technologies, Inc.	68,705
9,543	Ameresco, Inc., Class A(b)	65,847
1,331	American Woodmark Corp.(b)	87,526
1,746	Astec Industries, Inc.	68,635
3,546	CAI International, Inc.(b)	49,857
7,573	CBIZ, Inc.(b)	74,215
5,616	CDI Corp.	68,010
4,358	China Yuchai International Ltd.	65,239
3,181	Comfort Systems USA, Inc.	87,923
3,445	Continental Building Products, Inc.(b)	73,172

2,913	Covenant Transportation Group, Inc., Class A(b)	$68,776
2,619	CRA International, Inc.(b)	61,127
11,319	Danaos Corp. (Greece)(b)	68,254
34,681	Diana Containerships, Inc. (Greece)	69,015
2,844	Ducommun, Inc.(b)	68,114
2,235	Echo Global Logistics, Inc.(b)	72,190
1,951	ESCO Technologies, Inc.	74,275
3,584	Gibraltar Industries, Inc.(b)	68,598
12,609	Global Ship Lease, Inc., Class A (United Kingdom)(b)	71,871
4,586	Griffon Corp.	79,063
8,157	HC2 Holdings, Inc.(b)	63,625
2,799	Heidrick & Struggles International, Inc.	61,214
2,109	Hurco Cos., Inc.	66,012
1,547	Kadant, Inc.	70,528
4,756	Kelly Services, Inc., Class A	71,055
7,833	KEYW Holding Corp. (The)(b)(c)	63,682
4,867	LS Starrett Co. (The), Class A	81,522
1,143	Multi-Color Corp.	72,992
2,358	MYR Group, Inc.(b)	70,834
909	National Presto Industries, Inc.	71,956
1,258	P.A.M. Transportation Services, Inc.(b)	66,171
4,946	PowerSecure International, Inc.(b)	74,882
3,944	Quad Graphics, Inc., Class A	64,879
3,407	Quanex Building Products Corp.	68,413
7,953	Republic Airways Holdings, Inc.(b)	40,083
4,537	Resources Connection, Inc.	71,821
4,854	SkyWest, Inc.	80,382
8,519	Supreme Industries, Inc., Class A	70,197
4,956	Titan Machinery, Inc.(b)	69,632
1,403	Universal Forest Products, Inc.	89,090
3,439	USA Truck, Inc.(b)	67,267
2,693	Viad Corp.	77,208
3,974	Willis Lease Finance Corp.(b)	66,286

		3,159,028

	Information Technology - 11.4%
8,353	Alpha & Omega Semiconductor Ltd.(b)	65,571
4,566	Autobytel, Inc.(b)	70,042
24,664	Axcelis Technologies, Inc.(b)	72,759
3,650	Black Box Corp.	57,159
6,376	Brooks Automation, Inc.	67,267
9,593	Calix, Inc.(b)	80,869
3,757	CEVA, Inc.(b)	70,369
3,343	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan)	55,026
5,518	Cohu, Inc.	54,683
2,513	Comtech Telecommunications Corp.	72,400
7,644	Digi International, Inc.(b)	77,357
7,067	DSP Group, Inc.(b)	61,695
2,394	DTS, Inc.(b)	68,205
2,239	Ebix, Inc.	69,387
12,127	EMCORE Corp.(b)	75,066
952	ePlus, Inc.(b)	73,218
3,898	Fabrinet NVDR (Thailand)(b)	72,347
7,935	FormFactor, Inc.(b)	57,370
4,857	GSI Group, Inc.(b)	68,824
17,981	Imation Corp.(b)	73,722
3,194	Inphi Corp.(b)	72,600
6,130	Intralinks Holdings, Inc.(b)	69,637
4,772	IXYS Corp.	49,915
18,529	Limelight Networks, Inc.(b)	69,854
21,792	Mattson Technology, Inc.(b)	62,325
4,987	Mercury Systems, Inc.(b)	70,267
11,163	Monster Worldwide, Inc.(b)	78,699
3,340	Multi-Fineline Electronix, Inc.(b)	59,652

Schedule of Investments(a)

7,996	NeoPhotonics Corp.(b)	$70,845
3,994	Net 1 UEPS Technologies, Inc. (South Africa)(b)	77,563
32,303	Oclaro, Inc.(b)	74,297
3,510	Orbotech Ltd. (Israel)(b)	66,830
7,279	PCM, Inc.(b)	73,300
5,552	Pericom Semiconductor Corp.	66,457
7,677	Photronics, Inc.(b)	63,335
3,288	RADWARE Ltd. (Israel)(b)	62,604
2,645	Rofin-Sinar Technologies, Inc.(b)	65,966
6,079	Rudolph Technologies, Inc.(b)	68,206
2,937	Sierra Wireless, Inc. (Canada)(b)	72,221
6,119	Sigma Designs, Inc.(b)	63,454
4,227	SunEdison Semiconductor PTE Ltd.(b)	59,770
3,010	Sykes Enterprises, Inc.(b)	73,384
8,175	TechTarget, Inc.(b)	70,796
9,069	Telenav, Inc.(b)	63,483
7,308	TTM Technologies, Inc.(b)	66,722
4,659	United Online, Inc.(b)	64,760
4,848	Vishay Precision Group, Inc.(b)	67,678
4,465	XO Group, Inc.(b)	66,216

		3,254,172

	Materials - 2.2%
6,999	Century Aluminum Co.(b)	65,231
35,353	Gulf Resources, Inc. (China)(b)	67,878
2,107	Handy & Harman Ltd.(b)	62,367
27,758	Hecla Mining Co.	58,292
36,502	IAMGOLD Corp. (Canada)(b)	55,483
2,071	Materion Corp.	63,373
5,337	Mercer International, Inc.(b)	64,524
2,980	OCI Resources LP	69,851
23,030	Richmont Mines, Inc. (Canada)(b)	61,029
11,625	Silver Standard Resources, Inc. (Canada)(b)	66,844

		634,872

	Pharmaceuticals - 0.0%
27,615	Chelsea Therapeutics International Ltd.(b)	2,209

	Telecommunication Services - 1.5%
30,419	Alaska Communications Systems Group, Inc.(b)	65,705
1,057	Atlantic Tele-Network, Inc.	74,772
8,838	Boingo Wireless, Inc.(b)	85,994
8,031	Iridium Communications, Inc.(b)(c)	59,590
10,815	ORBCOMM, Inc.(b)	66,620
4,335	Spok Holdings, Inc.	72,525

		425,206

	Utilities - 1.5%
23,703	Atlantic Power Corp.(c)	59,020
1,356	Chesapeake Utilities Corp.	69,726
5,794	Consolidated Water Co. Ltd. (Cayman Islands)	70,107
3,349	Empire District Electric Co. (The)	77,061
2,379	SJW Corp.	71,013
8,268	Star Gas Partners LP	82,515

		429,442

	Total Common Stocks and Other Equity Interests (Cost $27,386,984)	28,580,548

	Money Market Fund - 0.3%
73,353	Invesco Premier Portfolio – Institutional Class, 0.07%(d) (Cost $73,353)	73,353

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $27,460,337)-100.3%	$28,653,901

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.6%
445,979	Invesco Liquid Assets Portfolio - Institutional Class, 0.11%(d)(e) (Cost $445,979)	445,979

	Total Investments (Cost $27,906,316)(f)-101.9%	29,099,880
	Other assets less liabilities-(1.9)%	(532,193)

	Net Assets-100.0%	$28,567,687

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$415,996	$(415,996)	$-

*	Amount does not include excess collateral received, if any.

(f)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $28,032,036. The net unrealized appreciation was $1,067,844, which consisted of aggregate gross unrealized appreciation of $2,570,949 and aggregate gross unrealized depreciation of $1,503,105.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Aerospace & Defense Portfolio (PPA)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Aerospace & Defense - 76.7%
32,165	AAR Corp.	$866,847
56,598	Aerojet Rocketdyne Holdings, Inc.(b)	1,324,959
21,095	Aerovironment, Inc.(b)	549,736
6,459	American Science & Engineering, Inc.	288,653
116,996	Boeing Co. (The)	16,867,313
24,305	Cubic Corp.	1,078,413
42,995	Curtiss-Wright Corp.	2,896,573
65,557	DigitalGlobe, Inc.(b)	1,388,497
9,995	Ducommun, Inc.(b)	239,380
33,229	Engility Holdings, Inc.	728,047
27,856	Esterline Technologies Corp.(b)	2,469,713
109,650	General Dynamics Corp.	16,349,911
60,400	HEICO Corp.	3,311,732
87,126	Hexcel Corp.	4,520,968
160,716	Honeywell International, Inc.	16,883,216
43,973	Huntington Ingalls Industries, Inc.	5,162,870
34,558	KEYW Holding Corp. (The)(b)	280,957
52,694	Kratos Defense & Security Solutions, Inc.(b)	287,709
74,462	L-3 Communications Holdings, Inc.	8,597,382
87,976	Lockheed Martin Corp.	18,219,830
35,010	Moog, Inc., Class A(b)	2,340,769
72,543	Northrop Grumman Corp.	12,550,664
53,671	Orbital ATK, Inc.	3,807,957
57,376	Precision Castparts Corp.	11,183,730
119,220	Raytheon Co.	13,005,710
110,051	Rockwell Collins, Inc.	9,312,516
8,960	Sparton Corp.(b)	213,786
48,326	TASER International, Inc.(b)	1,315,434
31,948	Teledyne Technologies, Inc.(b)	3,312,049
229,184	Textron, Inc.	10,015,341
46,236	TransDigm Group, Inc.(b)	10,463,207
44,550	Triumph Group, Inc.	2,399,017
146,798	United Technologies Corp.	14,725,307
9,519	Vectrus, Inc.(b)	220,841

		197,179,034

	Communications Equipment - 4.8%
14,573	Comtech Telecommunications Corp.	419,848
111,741	Harris Corp.	9,267,799
43,134	ViaSat, Inc.(b)	2,674,308

		12,361,955

	Containers & Packaging - 3.3%
124,714	Ball Corp.	8,460,598

	Diversified Telecommunication Services - 0.4%
95,305	Intelsat SA(b)	906,350

	Electronic Equipment, Instruments & Components - 2.2%
126,689	FLIR Systems, Inc.	3,900,754
30,920	Mercury Systems, Inc.(b)	435,663
17,910	OSI Systems, Inc.(b)	1,256,924
14,413	SuperCom Ltd. (Israel)(b)	165,173

		5,758,514

	IT Services - 7.6%
133,737	Booz Allen Hamilton Holding Corp., Class A	3,708,527
21,859	CACI International, Inc., Class A(b)	1,795,280
124,480	Computer Sciences Corp.	8,144,726

67,258	Leidos Holdings, Inc.	$2,744,126
33,926	ManTech International Corp., Class A	1,011,334
41,616	Science Applications International Corp.	2,233,947

		19,637,940

	Machinery - 2.1%
70,711	Oshkosh Corp.	2,583,780
59,058	Woodward, Inc.	2,915,103

		5,498,883

	Software - 2.4%
141,340	FireEye, Inc.(b)	6,288,217

	Trading Companies & Distributors - 0.4%
24,617	Kaman Corp.	971,633

	Total Common Stocks (Cost $231,315,938)	257,063,124

	Money Market Fund - 0.1%
150,117	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $150,117)	150,117

	Total Investments (Cost $231,466,055)(d)-100.0%	257,213,241
	Other assets less liabilities-(0.0)%	(100,959)

	Net Assets-100.0%	$257,112,282

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $233,234,995. The net unrealized appreciation was $23,978,246, which consisted of aggregate gross unrealized appreciation of $34,162,435 and aggregate gross unrealized depreciation of $10,184,189.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Cleantech™ Portfolio (PZD)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Aerospace & Defense - 2.6%
38,040	Hexcel Corp.	$1,973,896

	Auto Components - 5.2%
38,380	BorgWarner, Inc.	1,907,870
44,818	Johnson Controls, Inc.	2,041,908

		3,949,778

	Building Products - 2.7%
79,925	Kingspan Group PLC (Ireland)	2,027,928

	Chemicals - 9.3%
665	Gurit Holding AG (Switzerland)	363,256
37,690	Koninklijke DSM NV (Netherlands)	2,165,790
47,027	Novozymes A/S, Class B (Denmark)	2,469,883
45,296	Umicore SA (Belgium)	1,994,805

		6,993,734

	Commercial Services & Supplies - 2.0%
35,477	CECO Environmental Corp.	319,293
37,467	MiX Telematics Ltd. ADR (South Africa)(b)	272,760
98,169	Tomra Systems ASA (Norway)	875,554

		1,467,607

	Communications Equipment - 0.7%
29,415	CalAmp Corp.(b)	503,291

	Construction & Engineering - 0.8%
29,921	Aegion Corp.(b)	591,538

	Electrical Equipment - 19.2%
104,570	ABB Ltd. (Switzerland)	2,135,791
19,685	EnerSys	1,229,328
47,861	Enphase Energy, Inc.(b)(c)	282,859
119,804	Gamesa Corp. Tecnologica SA (Spain)	1,908,049
28,993	PowerSecure International, Inc.(b)	438,954
18,610	Saft Groupe SA (France)	764,262
31,045	Schneider Electric SE (France)	2,181,142
42,148	Sensata Technologies Holding NV(b)	2,163,035
48,298	SGL Carbon SE (Germany)(b)(c)	836,184
45,788	Vestas Wind Systems A/S (Denmark)	2,514,643

		14,454,247

	Electronic Equipment, Instruments & Components - 6.5%
11,143	Badger Meter, Inc.	655,431
22,100	HORIBA Ltd. (Japan)	836,588
24,612	Itron, Inc.(b)	793,245
385,570	Opus Group AB (Sweden)(c)	391,172
94,343	Trimble Navigation Ltd.(b)	2,179,323

		4,855,759

	Independent Power & Renewable Electricity Producers - 4.4%
40,748	Abengoa Yield PLC (Spain)(c)	1,034,184
7,615,105	Energy Development Corp. (Philippines)	1,193,841
26,855	Ormat Technologies, Inc.	1,092,461

		3,320,486

	Industrial Conglomerates - 6.7%
29,330	Raven Industries, Inc.	569,882
13,048	Roper Technologies, Inc.	2,182,539
21,356	Siemens AG (Germany)	2,299,115

		5,051,536

	Life Sciences Tools & Services - 2.8%
6,481	Eurofins Scientific SE (France)	$2,141,358

	Machinery - 13.9%
121,454	Alfa Laval AB (Sweden)	2,247,679
20,865	CLARCOR, Inc.	1,255,447
53,474	Donaldson Co., Inc.	1,796,727
11,687	Kadant, Inc.	532,810
8,538	Lindsay Corp.(c)	716,082
66,333	Meyer Burger Technology AG (Switzerland)(b)(c)	574,228
25,361	Woodward, Inc.	1,251,819
59,341	Xylem, Inc.	2,049,045

		10,423,837

	Professional Services - 7.4%
57,346	Intertek Group PLC (United Kingdom)	2,189,783
22,441	Mistras Group, Inc.(b)	403,714
40,715	Ricardo PLC (United Kingdom)	571,822
1,234	SGS SA (Switzerland)	2,368,879

		5,534,198

	Real Estate Investment Trusts - 0.7%
27,800	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	557,946

	Semiconductors & Semiconductor Equipment - 7.0%
27,732	Advanced Energy Industries, Inc.(b)	726,301
46,682	Cree, Inc.(b)(c)	1,150,711
602,000	Lextar Electronics Corp. (Taiwan)	289,831
18,615	Power Integrations, Inc.	721,517
21,834	SMA Solar Technology AG (Germany)(b)(c)	729,006
61,215	SunPower Corp.(b)	1,654,642

		5,272,008

	Software - 8.0%
25,167	ANSYS, Inc.(b)	2,369,473
42,524	Autodesk, Inc.(b)	2,150,864
22,050	Fleetmatics Group PLC(b)	1,055,534
40,482	Silver Spring Networks, Inc.(b)	453,398

		6,029,269

	Total Common Stocks and Other Equity Interests (Cost $61,519,267)	75,148,416

	Money Market Fund - 0.1%
79,161	Invesco Premier Portfolio – Institutional Class, 0.07%(d) (Cost $79,161)	79,161

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $61,598,428)-100.0%	75,227,577

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.0%
3,768,054	Invesco Liquid Assets Portfolio - Institutional Class, 0.11%(d)(e) (Cost $3,768,054)	3,768,054

	Total Investments (Cost $65,366,482)(f)-105.0%	78,995,631
	Other assets less liabilities-(5.0)%	(3,767,279)

	Net Assets-100.0%	$75,228,352

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the (e) 7-day SEC standardized yield as of July 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$3,832,823	$(3,832,823)	$-

*	Amount does not include excess collateral received, if any.

(f)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $66,152,266. The net unrealized appreciation was $12,843,365, which consisted of aggregate gross unrealized appreciation of $18,450,578 and aggregate gross unrealized depreciation of $5,607,213.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Momentum Portfolio (PDP)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 33.6%
66,004	Advance Auto Parts, Inc.	$11,498,557
27,510	Amazon.com, Inc.(b)	14,749,486
293,661	AutoNation, Inc.(b)	18,306,827
19,174	AutoZone, Inc.(b)	13,439,824
258,924	Brinker International, Inc.	15,509,548
157,145	CarMax, Inc.(b)	10,137,424
115,694	Carter’s, Inc.	11,732,529
47,011	Chipotle Mexican Grill, Inc.(b)	34,892,975
262,327	Dollar Tree, Inc.(b)	20,469,376
384,357	Domino’s Pizza, Inc.	43,755,201
182,588	Foot Locker, Inc.	12,881,583
820,039	Hanesbrands, Inc.	25,445,810
304,805	Jarden Corp.(b)	16,764,275
132,434	L Brands, Inc.	10,690,072
290,650	Lions Gate Entertainment Corp.	11,387,667
170,007	Macy’s, Inc.	11,740,683
296,987	NIKE, Inc., Class B	34,218,842
219,868	O’Reilly Automotive, Inc.(b)	52,836,479
128,066	Polaris Industries, Inc.	17,552,726
355,756	Sally Beauty Holdings, Inc.(b)	10,597,971
526,843	Service Corp. International	16,073,980
205,932	Signet Jewelers Ltd.	24,963,077
251,091	Starbucks Corp.	14,545,702
1,258,903	Starz, Class A(b)	50,922,626
161,704	TJX Cos., Inc. (The)	11,290,173
251,870	Tractor Supply Co.	23,303,012
337,104	Under Armour, Inc., Class A(b)	33,484,540
404,608	VF Corp.	31,191,231
380,407	Wyndham Worldwide Corp.	31,391,186
353,557	Yum! Brands, Inc.	31,028,162

		666,801,544

	Consumer Staples - 6.3%
485,902	Altria Group, Inc.	26,423,351
164,751	Brown-Forman Corp., Class B	17,860,656
96,364	Constellation Brands, Inc., Class A	11,565,607
177,581	Hain Celestial Group, Inc. (The)(b)	12,071,957
257,030	Hormel Foods Corp.	15,218,746
160,251	Monster Beverage Corp.(b)	24,606,541
1,984,977	Rite Aid Corp.(b)	17,686,145

		125,433,003

	Financials - 3.6%
109,226	ACE Ltd.	11,880,512
84,914	Ameriprise Financial, Inc.	10,671,142
180,620	Extra Space Storage, Inc. REIT	13,279,183
14,620	Markel Corp.(b)	13,008,145
72,942	Signature Bank(b)	10,619,626
97,014	SL Green Realty Corp. REIT	11,170,192

		70,628,800

	Health Care - 19.5%
102,752	AmerisourceBergen Corp.	10,866,024
77,460	Becton, Dickinson and Co.	11,785,539
180,901	Cerner Corp.(b)	12,974,220
127,787	Cigna Corp.	18,408,995
98,214	Cooper Cos., Inc. (The)	17,383,878
119,119	Express Scripts Holding Co.(b)	10,729,048
438,756	Gilead Sciences, Inc.	51,711,782
284,466	Henry Schein, Inc.(b)	42,095,279
58,708	Illumina, Inc.(b)	12,874,664
124,143	Incyte Corp.(b)	12,945,632

331,087	Jazz Pharmaceuticals PLC(b)	$63,648,165
58,890	McKesson Corp.	12,989,367
315,242	Medivation, Inc.(b)	33,204,440
40,567	Mettler-Toledo International, Inc.(b)	13,695,419
92,751	Regeneron Pharmaceuticals, Inc.(b)	51,352,519
110,060	Sirona Dental Systems, Inc.(b)	11,422,027

		388,086,998

	Industrials - 15.2%
160,156	A.O. Smith Corp.	11,502,404
340,520	Alaska Air Group, Inc.	25,794,390
37,004	AMERCO	13,298,127
646,808	CSX Corp.	20,232,154
210,493	Danaher Corp.	19,272,739
159,253	IDEX Corp.	12,108,006
137,271	Lockheed Martin Corp.	28,428,824
148,104	Middleby Corp. (The)(b)	18,172,361
86,527	Northrop Grumman Corp.	14,970,036
196,373	Old Dominion Freight Line, Inc.(b)	14,364,685
1,287,763	Rollins, Inc.	37,345,127
195,737	Roper Technologies, Inc.	32,740,928
80,877	Snap-on, Inc.	13,328,530
105,299	Towers Watson & Co., Class A	13,349,807
65,738	TransDigm Group, Inc.(b)	14,876,509
104,804	WABCO Holdings, Inc.(b)	12,940,150

		302,724,777

	Information Technology - 10.6%
441,010	Amphenol Corp., Class A	24,877,374
451,268	Apple, Inc.	54,738,808
51,268	CoStar Group, Inc.(b)	10,319,736
162,683	Electronic Arts, Inc.(b)	11,639,969
221,739	Fiserv, Inc.(b)	19,260,250
65,852	FleetCor Technologies, Inc.(b)	10,195,207
182,336	Gartner, Inc.(b)	16,149,499
118,663	IPG Photonics Corp.(b)	10,943,102
57,829	Palo Alto Networks, Inc.(b)	10,746,363
320,660	Skyworks Solutions, Inc.	30,677,542
96,807	Zebra Technologies Corp., Class A(b)	10,419,337

		209,967,187

	Materials - 9.5%
73,482	Air Products & Chemicals, Inc.	10,471,920
194,321	Ashland, Inc.	22,214,777
542,735	Ball Corp.	36,819,142
172,311	Cytec Industries, Inc.	12,790,646
131,840	Ecolab, Inc.	15,268,390
108,439	International Flavors & Fragrances, Inc.	12,534,464
103,905	LyondellBasell Industries NV, Class A	9,749,406
43,976	NewMarket Corp.	17,489,695
219,991	RPM International, Inc.	10,310,978
114,405	Sherwin-Williams Co. (The)	31,777,133
150,695	Westlake Chemical Corp.	9,413,917

		188,840,468

	Telecommunication Services - 1.1%
92,388	SBA Communications Corp., Class A(b)	11,153,080
283,520	T-Mobile US, Inc.(b)	11,527,923

		22,681,003

	Utilities - 0.6%
109,617	Sempra Energy	11,156,818

	Total Common Stocks and Other Equity Interests (Cost $1,666,124,831)	1,986,320,598

	Money Market Fund - 0.1%
835,433	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $835,433)	835,433

	Total Investments (Cost $1,666,960,264)(d)-100.1%	1,987,156,031
	Other assets less liabilities-(0.1)%	(1,339,720)

	Net Assets-100.0%	$1,985,816,311

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the (d) 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,672,802,607. The net unrealized appreciation was $314,353,424, which consisted of aggregate gross unrealized appreciation of $337,604,165 and aggregate gross unrealized depreciation of $23,250,741.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Global Listed Private Equity Portfolio (PSP)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 88.7%
	Capital Markets - 52.1%
3,203,539	3i Group PLC (United Kingdom)	$27,670,155
145,693	Alaris Royalty Corp. (Canada)(b)	3,358,571
229,593	Altamir (France)	2,787,788
612,384	American Capital Ltd.(c)	8,028,354
505,765	Apollo Global Management LLC, Class A	10,403,586
656,480	Apollo Investment Corp.(b)	4,503,453
734,482	Ares Capital Corp.(b)	11,817,815
143,245	Aurelius AG (Germany)	6,963,628
287,765	BlackRock Capital Investment Corp.	2,719,379
1,660,009	Brait SE (South Africa)(c)	20,135,355
409,432	Bure Equity AB (Sweden)	2,542,418
57,645	Capital Southwest Corp.	2,830,946
383,080	Carlyle Group LP (The)	10,193,759
80,277	Deutsche Beteiligungs AG (Germany)	2,604,501
505,149	Fifth Street Finance Corp.	3,157,181
694,546	FS Investment Corp.(b)	7,042,697
122,399	Gimv NV (Belgium)	6,078,704
119,176	Goldman Sachs BDC, Inc.(b)	2,806,595
174,695	Golub Capital BDC, Inc.	2,847,529
857,198	GP Investments Ltd., Class A (Brazil)(c)	1,640,895
268,778	Hercules Technology Growth Capital, Inc.(b)	3,004,938
1,164,112	Intermediate Capital Group PLC (United Kingdom)	10,599,846
2,197,798	IP Group PLC (United Kingdom)(c)	6,965,650
254,662	JAFCO Co. Ltd. (Japan)	12,476,681
155,278	Main Street Capital Corp.(b)	4,718,898
236,971	Medley Capital Corp.(b)	2,061,648
198,684	New Mountain Finance Corp.(b)	2,882,905
75,078	Partners Group Holding AG (Switzerland)	25,270,766
289,319	PennantPark Investment Corp.	2,291,407
393,432	Princess Private Equity Holding Ltd. (Guernsey)	3,347,063
946,454	Prospect Capital Corp.(b)	6,748,217
1,518,509	Ratos AB, Class B (Sweden)	9,562,176
112,409	Safeguard Scientifics, Inc.(c)	2,063,829
154,801	Solar Capital Ltd.	2,750,814
187,710	TCP Capital Corp.(b)	2,855,069
282,791	TICC Capital Corp.(b)	1,778,755
180,205	TPG Specialty Lending, Inc.(b)	3,207,649
122,543	Triangle Capital Corp.(b)	2,664,085
5,133,074	Zeder Investments Ltd. (South Africa)	3,519,148

		248,902,853

	Diversified Financial Services - 22.1%
84,805	Ackermans & van Haaren NV (Belgium)	13,042,599
1,544,917	Better Capital PCC Ltd. (United Kingdom)(c)	2,555,494
1,284,297	China Merchants China Direct Investments Ltd. (China)	2,316,019
204,055	Compass Diversified Holdings(b)	3,434,246
144,653	Electra Private Equity PLC (United Kingdom)	7,415,266
243,547	Eurazeo SA (France)	15,921,640
193,917	HgCapital Trust PLC (United Kingdom)	3,328,683
705,078	Leucadia National Corp.	16,583,434
411,287	Onex Corp. (Canada)	23,723,415
111,211	PICO Holdings, Inc.(c)	1,371,232
117,477	Wendel SA (France)	15,737,583

		105,429,611

	Food Products - 1.1%
91,661	Schouw & Co. A/S (Denmark)	$5,008,167

	Health Care Providers & Services - 0.7%
179,065	Lifco AB, Class B (Sweden)	3,512,225

	Industrial Conglomerates - 3.8%
8,607,106	Fosun International Ltd. (China)	18,097,317

	Internet Software & Services - 5.1%
150,574	Actua Corp.(c)	2,217,955
175,333	IAC/InterActiveCorp.	13,546,228
233,740	Rocket Internet SE (Germany)(c)(d)	8,456,321

		24,220,504

	Machinery - 3.8%
4,179,639	Melrose Industries PLC (United
	Kingdom)	18,053,807

	Total Common Stocks and Other Equity Interests (Cost $391,442,886)	423,224,484

	Money Market Funds - 10.4%
260,000	Invesco Liquid Assets Portfolio - Institutional Share Class, 0.11%(e)	260,000
49,506,720	Invesco Premier Portfolio – Institutional Class, 0.07%(e)	49,506,720

	Total Money Market Funds (Cost 49,766,720)	49,766,720

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $441,209,606)-99.1%	472,991,204

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.1%
33,959,205	Invesco Liquid Assets Portfolio - Institutional Class, 0.11%(e)(f) (Cost $33,959,205)	33,959,205

	Total Investments (Cost $475,168,811)(g)-106.2%	506,950,409
	Other assets less liabilities-(6.2)%	(29,518,082)

	Net Assets-100.0%	$477,432,327

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2015.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2015 was $8,456,321, which represented 1.77% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the (f) 7-day SEC standardized yield as of July 31, 2015.

Schedule of Investments(a)

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$33,064,587	$(33,064,587)	$—

*	Amount does not include excess collateral received, if any.

(g)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $511,840,033. The net unrealized depreciation was $4,889,624, which consisted of aggregate gross unrealized appreciation of $63,048,258 and aggregate gross unrealized depreciation of $67,937,882.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	16.0%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Golden Dragon China Portfolio (PGJ)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 36.4%
41,754	500.com Ltd., Class A ADR (China)(b)(c)	$982,472
72,141	Airmedia Group, Inc. ADR (China)(c)	341,227
48,254	Bona Film Group Ltd. ADR (China)(c)	569,397
53,464	China Automotive Systems, Inc. (China)(c)	365,159
34,567	China Distance Education Holdings Ltd. ADR (China)	450,062
47,772	China Lodging Group Ltd. ADR (China)(c)	1,106,400
81,407	China XD Plastics Co. Ltd. (China)(c)	502,281
208,681	Ctrip.com International Ltd. ADR (China)(c)	14,937,386
89,481	E-Commerce China Dangdang, Inc., Class A ADR (China)(b)(c)	603,997
13,593	eLong, Inc. ADR(b)(c)	197,098
59,366	Homeinns Hotel Group ADR (China)(c)	1,726,957
494,874	JD.Com, Inc. ADR (China)(c)	16,345,688
79,501	Jumei International Holding Ltd., Class A ADR (China)(b)(c)	1,487,464
76,019	Kandi Technologies Group, Inc. (China)(b)(c)	554,178
38,813	LightInTheBox Holding Co. Ltd. ADR (China)(b)(c)	155,252
228,584	New Oriental Education & Technology Group, Inc. ADR (China)(c)	5,120,282
160,404	Nord Anglia Education, Inc. (Hong Kong)(c)	4,064,637
77,138	Qunar Cayman Islands Ltd., Class A ADR (China)(b)(c)	3,221,283
71,722	TAL Education Group, Class A ADR (China)(c)	2,424,921
35,830	Tarena International, Inc., Class A ADR (China)(b)(c)	423,511
22,351	Tuniu Corp., Class A ADR (China)(b)(c)	334,594
658,999	Vipshop Holdings Ltd., Class A ADR (China)(b)(c)	12,843,891

		68,758,137

	Energy - 2.5%
18,360	China Petroleum & Chemical Corp. ADR (China)	1,380,855
15,638	CNOOC Ltd. ADR (China)	1,918,001
14,115	PetroChina Co. Ltd. ADR (China)	1,388,775
26,179	Sino Clean Energy, Inc. (China)(c)	0

		4,687,631

	Financials - 1.9%
45,046	China Life Insurance Co. Ltd. ADR (China)	832,000
58,146	CNinsure, Inc. ADR (China)(c)	468,075
135,956	E-House China Holdings Ltd. ADR (China)(b)	856,523
71,342	Nam Tai Property, Inc. (China)	349,576
37,651	Noah Holdings Ltd. ADR (China)(b)(c)	860,325
67,405	Xinyuan Real Estate Co. Ltd. ADR (China)	186,038

		3,552,537

	Health Care - 8.2%
40,350	China Biologic Products, Inc. (China)(c)	4,937,226
32,613	Concord Medical Services Holdings Ltd. ADR (China)	186,220
67,310	ikang Healthcare Group, Inc., Class A ADR (China)(b)(c)	1,125,423

142,925	Mindray Medical International Ltd., Class A ADR (China)	$3,900,423
92,402	Sinovac Biotech Ltd. (China)(b)(c)	484,187
117,290	WuXi PharmaTech (Cayman), Inc. ADR (China)(c)	4,867,535

		15,501,014

	Industrials - 1.8%
37,688	51job, Inc. ADR (China)(c)	1,151,745
159,892	China Ming Yang Wind Power Group Ltd. ADR (China)(b)(c)	409,324
4,321	China Southern Airlines Co. Ltd. ADR (China)	213,025
61,996	China Yuchai International Ltd.	928,080
17,037	eHi Car Services Ltd., Class A ADR (China)(b)(c)	198,140
5,485	Guangshen Railway Co. Ltd. ADR (China)	130,433
30,680	Zhaopin Ltd., Class A ADR (China)(b)(c)	451,917

		3,482,664

	Information Technology - 43.5%
80,212	21Vianet Group, Inc., Class A ADR (China)(c)	1,625,095
61,260	58.com, Inc., Class A ADR (China)(b)(c)	3,638,231
67,025	Autohome, Inc., Class A ADR (China)(c)	2,599,900
84,434	Baidu, Inc., Class A ADR (China)(c)	14,578,374
44,259	Bitauto Holdings Ltd. ADR (China)(c)	1,731,412
90,721	Canadian Solar, Inc. (Canada)(b)(c)	2,436,312
29,828	Changyou.com Ltd., Class A ADR (China)(c)	694,694
49,024	Cheetah Mobile, Inc., Class A ADR (China)(b)(c)	1,308,941
67,782	China Digital TV Holding Co. Ltd. ADR (China)(c)	243,337
34,136	China Finance Online Co. Ltd. ADR (China)(c)	156,343
28,079	ChinaCache International Holdings Ltd. ADR (China)(c)	289,775
12,144	Daqo New Energy Corp. ADR (China)(c)	212,884
94,549	Hollysys Automation Technologies Ltd. (China)	2,012,003
71,473	JA Solar Holdings Co. Ltd. ADR (China)(b)(c)	547,483
36,473	JinkoSolar Holding Co. Ltd. ADR (China)(b)(c)	870,246
58,070	KongZhong Corp. ADR (China)	420,427
34,477	Leju Holdings Ltd. ADR (China)(b)	235,133
30,469	Momo, Inc., Class A ADR (China)(b)(c)	493,293
117,862	NetEase, Inc. ADR (China)	16,339,209
131,379	NQ Mobile, Inc., Class A ADR (China)(b)(c)	469,023
51,307	Phoenix New Media Ltd., Class A ADR (China)(c)	342,731
160,111	Qihoo 360 Technology Co. Ltd., Class A ADR (China)(c)	9,928,483
141,241	ReneSola Ltd. ADR (China)(b)(c)	185,026
124,801	Renren, Inc., Class A ADR (China)(c)	438,052
37,263	Semiconductor Manufacturing International Corp. ADR (China)(c)	165,820
94,674	SINA Corp. (China)(c)	3,844,711
62,614	Sohu.com, Inc. (China)(c)	3,013,612
413,001	SouFun Holdings Ltd., Class A ADR (China)	2,754,717
138,447	Trina Solar Ltd. ADR (China)(b)(c)	1,322,169
44,326	Vimicro International Corp. ADR
	(China)(b)(c)	477,834
75,756	Weibo Corp. ADR (China)(b)(c)	1,062,857
219,307	Yingli Green Energy Holding Co. Ltd. ADR (China)(b)(c)	187,749
212,238	Youku Tudou, Inc., Class A ADR (China)(b)(c)	4,117,417
59,961	YY, Inc., Class A ADR (China)(b)(c)	3,544,295

		82,287,588

Schedule of Investments(a)

	Materials - 0.3%
13,469	Aluminum Corp. of China Ltd. ADR (China)(b)(c)	$116,103
79,459	Gulf Resources, Inc. (China)(b)(c)	152,561
289,929	Silvercorp Metals, Inc. (Canada)(b)	231,943
3,369	Sinopec Shanghai Petrochemical Co. Ltd. ADR (China)(c)	136,243

		636,850

	Telecommunication Services - 5.1%
126,770	China Mobile Ltd. ADR (China)	8,240,050
10,851	China Telecom Corp. Ltd. ADR (China)	604,184
55,651	China Unicom (Hong Kong) Ltd. ADR (China)	784,122

		9,628,356

	Utilities - 0.3%
12,089	Huaneng Power International, Inc. ADR (China)(b)	585,712

	Total Common Stocks and Other Equity Interests (Cost $185,166,646)	189,120,489

	Money Market Fund - 0.1%
249,969	Invesco Premier Portfolio – Institutional Class, 0.07%(d) (Cost $249,969)	249,969

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $185,416,615)-100.1%	189,370,458

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 13.9%
26,209,343	Invesco Liquid Assets Portfolio - Institutional Class, 0.11%(d)(e) (Cost $26,209,343)	26,209,343

	Total Investments (Cost $211,625,958)(f)-114.0%	215,579,801
	Other assets less liabilities-(14.0)%	(26,483,079)

	Net Assets-100.0%	$189,096,722

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2015.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$25,139,930	$(25,139,930)	$—

*	Amount does not include excess collateral received, if any.

(f)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $218,504,176. The net unrealized depreciation was $2,924,375, which consisted of aggregate gross unrealized appreciation of $27,411,058 and aggregate gross unrealized depreciation of $30,335,433.

This Fund has holdings greater than 10% of net assets in the following country:

China	95.9%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) - 100.3%
	Consumer Discretionary - 13.0%
1,305	Advance Auto Parts, Inc.	$227,344
6,808	Amazon.com, Inc.(c)	3,650,109
1,342	AutoNation, Inc.(c)	83,660
566	AutoZone, Inc.(c)	396,732
3,054	Bed Bath & Beyond, Inc.(c)	199,212
5,220	Best Buy Co., Inc.	168,554
4,034	BorgWarner, Inc.	200,530
3,931	Cablevision Systems Corp., Class A	110,933
3,730	CarMax, Inc.(c)	240,622
8,041	Carnival Corp.	428,505
8,072	CBS Corp., Class B	431,610
554	Chipotle Mexican Grill, Inc.(c)	411,195
4,926	Coach, Inc.	153,691
44,814	Comcast Corp., Class A	2,796,842
5,948	D.R. Horton, Inc.	176,596
2,243	Darden Restaurants, Inc.	165,444
5,148	Delphi Automotive PLC (United Kingdom)	401,956
2,659	Discovery Communications, Inc., Class A(c)	87,800
4,655	Discovery Communications, Inc., Class C(c)	141,047
5,297	Dollar General Corp.	425,720
3,974	Dollar Tree, Inc.(c)	310,091
1,778	Expedia, Inc., Class A	215,920
70,877	Ford Motor Co.	1,051,106
766	Fossil Group, Inc.(c)	52,663
1,903	GameStop Corp., Class A	87,253
4,688	Gap, Inc. (The)	171,018
2,150	Garmin Ltd.	90,107
24,070	General Motors Co.	758,446
2,714	Genuine Parts Co.	241,410
4,810	Goodyear Tire & Rubber Co. (The)	144,925
4,907	H&R Block, Inc.	163,354
7,161	Hanesbrands, Inc.	222,206
3,727	Harley-Davidson, Inc.	217,284
1,269	Harman International Industries, Inc.	136,621
1,997	Hasbro, Inc.	157,244
23,159	Home Depot, Inc. (The)	2,710,298
7,362	Interpublic Group of Cos., Inc. (The)	156,811
11,675	Johnson Controls, Inc.	531,913
3,528	Kohl’s Corp.	216,337
4,373	L Brands, Inc.	352,989
2,457	Leggett & Platt, Inc.	117,469
3,183	Lennar Corp., Class A	168,826
16,629	Lowe’s Cos., Inc.	1,153,387
5,998	Macy’s, Inc.	414,222
3,677	Marriott International, Inc., Class A	266,987
6,032	Mattel, Inc.	140,003
17,089	McDonald’s Corp.	1,706,508
3,543	Michael Kors Holdings Ltd.(c)	148,771
1,108	Mohawk Industries, Inc.(c)	223,362
7,566	Netflix, Inc.(c)	864,869
4,791	Newell Rubbermaid, Inc.	207,354
8,928	News Corp., Class A(c)	131,509
12,416	NIKE, Inc., Class B	1,430,572
2,514	Nordstrom, Inc.	191,843
4,356	Omnicom Group, Inc.	318,336
1,801	O’Reilly Automotive, Inc.(c)	432,798
924	Priceline Group, Inc. (The)(c)	1,149,059
5,851	PulteGroup, Inc.	121,233

1,474	PVH Corp.	$171,043
1,077	Ralph Lauren Corp., Class A	135,584
7,377	Ross Stores, Inc.	392,161
2,941	Royal Caribbean Cruises Ltd.	264,249
1,695	Scripps Networks Interactive, Inc., Class A	106,073
1,428	Signet Jewelers Ltd.	173,102
11,422	Staples, Inc.	168,018
26,752	Starbucks Corp.	1,549,743
3,047	Starwood Hotels & Resorts Worldwide, Inc.	242,115
11,384	Target Corp.	931,780
4,045	TEGNA Inc	117,831
2,003	Tiffany & Co.	191,687
5,040	Time Warner Cable, Inc.	957,650
14,702	Time Warner, Inc.	1,294,364
12,131	TJX Cos., Inc. (The)	846,986
2,432	Tractor Supply Co.	225,009
1,996	TripAdvisor, Inc., Class A(c)	158,442
31,547	Twenty-First Century Fox, Inc., Class A	1,088,056
2,997	Under Armour, Inc., Class A(c)	297,692
1,736	Urban Outfitters, Inc.(c)	56,628
6,062	VF Corp.	467,320
6,370	Viacom, Inc., Class B	363,090
27,831	Walt Disney Co. (The)	3,339,720
1,402	Whirlpool Corp.	249,177
2,140	Wyndham Worldwide Corp.	176,593
1,454	Wynn Resorts Ltd.	150,096
7,709	Yum! Brands, Inc.	676,542

		42,863,957

	Consumer Staples - 9.7%
35,062	Altria Group, Inc.	1,906,672
11,061	Archer-Daniels-Midland Co.	524,513
2,778	Brown-Forman Corp., Class B	301,163
3,169	Campbell Soup Co.	156,263
2,339	Clorox Co. (The)	261,828
69,940	Coca-Cola Co. (The)	2,873,135
3,822	Coca-Cola Enterprises, Inc.	195,228
15,160	Colgate-Palmolive Co.	1,031,183
7,614	ConAgra Foods, Inc.	335,473
3,021	Constellation Brands, Inc., Class A	362,580
7,836	Costco Wholesale Corp.	1,138,571
20,117	CVS Health Corp.	2,262,559
3,418	Dr Pepper Snapple Group, Inc.	274,192
3,980	Estee Lauder Cos., Inc. (The), Class A	354,658
10,628	General Mills, Inc.	618,656
2,617	Hershey Co. (The)	243,093
2,403	Hormel Foods Corp.	142,282
1,728	J.M. Smucker Co. (The)	193,000
4,467	Kellogg Co.	295,581
2,059	Keurig Green Mountain, Inc.	154,507
6,492	Kimberly-Clark Corp.	746,385
10,560	Kraft Heinz Co. (The)	839,203
17,480	Kroger Co. (The)	685,915
2,278	McCormick & Co., Inc.	186,819
3,611	Mead Johnson Nutrition Co.	319,176
2,846	Molson Coors Brewing Co., Class B	202,464
29,001	Mondelez International, Inc., Class A	1,308,815
2,621	Monster Beverage Corp.(c)	402,455
26,317	PepsiCo, Inc.	2,535,643
27,620	Philip Morris International, Inc.	2,362,339
48,370	Procter & Gamble Co. (The)	3,709,979
7,411	Reynolds American, Inc.	635,790
10,586	Sysco Corp.	384,378
5,201	Tyson Foods, Inc., Class A	230,664
15,558	Walgreens Boots Alliance, Inc.	1,503,370
28,135	Wal-Mart Stores, Inc.	2,025,157
6,388	Whole Foods Market, Inc.	232,523

		31,936,212

	Energy - 7.1%
9,056	Anadarko Petroleum Corp.	673,314
6,723	Apache Corp.	308,317

Schedule of Investments(a)

7,750	Baker Hughes, Inc.	$450,662
7,374	Cabot Oil & Gas Corp.	192,904
3,413	Cameron International Corp.(c)	172,220
9,228	Chesapeake Energy Corp.	79,914
33,527	Chevron Corp.	2,966,469
1,670	Cimarex Energy Co.	173,880
5,659	Columbia Pipeline Group, Inc.	165,130
21,982	ConocoPhillips	1,106,574
4,080	CONSOL Energy, Inc.	67,402
6,890	Devon Energy Corp.	340,504
1,198	Diamond Offshore Drilling, Inc.	26,296
4,178	Ensco PLC, Class A	69,271
9,787	EOG Resources, Inc.	755,459
2,716	EQT Corp.	208,725
74,545	Exxon Mobil Corp.	5,904,709
4,117	FMC Technologies, Inc.(c)	134,873
15,170	Halliburton Co.	633,954
1,919	Helmerich & Payne, Inc.	110,803
4,355	Hess Corp.	256,989
30,925	Kinder Morgan, Inc.	1,071,242
12,034	Marathon Oil Corp.	252,834
9,686	Marathon Petroleum Corp.	529,534
2,983	Murphy Oil Corp.	97,813
6,915	National Oilwell Varco, Inc.	291,329
2,903	Newfield Exploration Co.(c)	95,189
7,631	Noble Energy, Inc.	268,840
13,695	Occidental Petroleum Corp.	961,389
3,722	ONEOK, Inc.	140,654
9,669	Phillips 66	768,686
2,662	Pioneer Natural Resources Co.	337,462
2,969	Range Resources Corp.	116,800
22,638	Schlumberger Ltd.	1,874,879
6,900	Southwestern Energy Co.(c)	128,340
11,969	Spectra Energy Corp.	362,182
2,245	Tesoro Corp.	218,528
6,089	Transocean Ltd.	80,740
9,068	Valero Energy Corp.	594,861
12,019	Williams Cos., Inc. (The)	630,757

		23,620,428

	Financials - 16.8%
5,823	ACE Ltd.	633,368
976	Affiliated Managers Group, Inc.(c)	202,910
7,736	Aflac, Inc.	495,491
7,292	Allstate Corp. (The)	502,783
15,575	American Express Co.	1,184,635
23,773	American International Group, Inc.	1,524,325
7,543	American Tower Corp. REIT	717,415
3,234	Ameriprise Financial, Inc.	406,417
5,023	Aon PLC	506,168
2,786	Apartment Investment & Management Co., Class A REIT	108,877
1,211	Assurant, Inc.	90,341
2,357	AvalonBay Communities, Inc. REIT	406,205
187,242	Bank of America Corp.	3,347,887
19,995	Bank of New York Mellon Corp. (The)	867,783
13,853	BB&T Corp.	557,860
32,516	Berkshire Hathaway, Inc., Class B(c)	4,641,334
2,264	BlackRock, Inc.	761,428
2,735	Boston Properties, Inc. REIT	337,171
9,742	Capital One Financial Corp.	792,025
4,987	CBRE Group, Inc., Class A(c)	189,356
20,608	Charles Schwab Corp. (The)	718,807
4,096	Chubb Corp. (The)	509,256
2,637	Cincinnati Financial Corp.	145,589
54,096	Citigroup, Inc.	3,162,452
5,657	CME Group, Inc., Class A	543,298
3,174	Comerica, Inc.	150,543
6,017	Crown Castle International Corp. REIT	492,852
7,889	Discover Financial Services	440,285
5,168	E*TRADE Financial Corp.(c)	146,875

1,015	Equinix, Inc. REIT	$283,094
6,490	Equity Residential REIT	485,517
1,165	Essex Property Trust, Inc. REIT	262,020
14,440	Fifth Third Bancorp	304,251
6,954	Franklin Resources, Inc.	316,755
11,218	General Growth Properties, Inc. REIT	304,457
8,868	Genworth Financial, Inc., Class A(c)	62,165
7,163	Goldman Sachs Group, Inc. (The)	1,468,916
7,487	Hartford Financial Services Group, Inc. (The)	356,007
8,231	HCP, Inc. REIT	318,046
6,259	Health Care REIT, Inc. REIT	434,187
13,509	Host Hotels & Resorts, Inc. REIT	261,804
8,591	Hudson City Bancorp, Inc.	88,573
14,415	Huntington Bancshares, Inc.	168,223
1,992	Intercontinental Exchange, Inc.	454,256
7,679	Invesco Ltd.(d)	296,409
3,341	Iron Mountain, Inc. REIT	100,397
66,165	JPMorgan Chase & Co.	4,534,287
15,124	KeyCorp	224,440
7,359	Kimco Realty Corp. REIT	181,841
1,739	Legg Mason, Inc.	85,802
5,622	Leucadia National Corp.	132,229
4,511	Lincoln National Corp.	254,060
5,297	Loews Corp.	201,869
2,371	M&T Bank Corp.	310,957
2,511	Macerich Co. (The) REIT	198,771
9,599	Marsh & McLennan Cos., Inc.	556,166
4,880	McGraw Hill Financial, Inc.	496,540
19,894	MetLife, Inc.	1,108,892
3,172	Moody’s Corp.	350,284
27,396	Morgan Stanley	1,064,061
2,112	NASDAQ OMX Group, Inc. (The)	107,775
6,936	Navient Corp.	108,895
3,911	Northern Trust Corp.	299,152
5,511	People’s United Financial, Inc.	89,664
3,131	Plum Creek Timber Co., Inc. REIT	128,371
9,234	PNC Financial Services Group, Inc. (The)	906,594
4,886	Principal Financial Group, Inc.	271,222
9,519	Progressive Corp. (The)	290,330
9,343	Prologis, Inc. REIT	379,419
8,077	Prudential Financial, Inc.	713,684
2,589	Public Storage REIT	531,211
4,146	Realty Income Corp. REIT	200,210
23,897	Regions Financial Corp.	248,290
5,550	Simon Property Group, Inc. REIT	1,039,071
1,775	SL Green Realty Corp. REIT	204,374
7,340	State Street Corp.	561,950
9,204	SunTrust Banks, Inc.	408,105
4,684	T. Rowe Price Group, Inc.	361,277
2,248	Torchmark Corp.	138,499
5,682	Travelers Cos., Inc. (The)	602,974
31,611	U.S. Bancorp	1,429,133
4,449	Unum Group	159,452
5,899	Ventas, Inc. REIT	395,764
3,122	Vornado Realty Trust REIT	304,551
83,543	Wells Fargo & Co.	4,834,633
9,231	Weyerhaeuser Co. REIT	283,299
5,467	XL Group PLC	207,855
3,623	Zions Bancorporation	113,001

		55,567,767

	Health Care - 15.6%
26,543	Abbott Laboratories	1,345,465
30,658	AbbVie, Inc.	2,146,367
6,226	Aetna, Inc.	703,351
5,940	Agilent Technologies, Inc.	243,243
3,992	Alexion Pharmaceuticals, Inc.(c)	788,180
6,997	Allergan PLC(c)	2,317,057
3,721	AmerisourceBergen Corp.	393,496
13,556	Amgen, Inc.	2,393,854

Schedule of Investments(a)

4,716	Anthem, Inc.	$727,537
9,704	Baxalta, Inc.(c)	318,582
9,704	Baxter International, Inc.	388,936
3,733	Becton, Dickinson and Co.	567,976
4,194	Biogen, Inc.(c)	1,336,963
23,903	Boston Scientific Corp.(c)	414,478
29,720	Bristol-Myers Squibb Co.	1,950,821
1,324	C.R. Bard, Inc.	260,365
5,898	Cardinal Health, Inc.	501,212
14,141	Celgene Corp.(c)	1,856,006
5,460	Cerner Corp.(c)	391,591
4,589	Cigna Corp.	661,091
3,066	DaVita HealthCare Partners, Inc.(c)	242,306
2,493	DENTSPLY International, Inc.	141,877
1,918	Edwards Lifesciences Corp.(c)	291,843
17,411	Eli Lilly & Co.	1,471,404
3,615	Endo International PLC(c)	316,457
13,003	Express Scripts Holding Co.(c)	1,171,180
26,202	Gilead Sciences, Inc.	3,088,168
5,171	HCA Holdings, Inc.(c)	480,955
1,491	Henry Schein, Inc.(c)	220,638
3,080	Hospira, Inc.(c)	275,506
2,670	Humana, Inc.	486,180
657	Intuitive Surgical, Inc.(c)	350,293
49,441	Johnson & Johnson	4,954,483
1,790	Laboratory Corp. of America Holdings(c)	227,849
2,086	Mallinckrodt PLC(c)	258,581
4,128	McKesson Corp.	910,513
25,408	Medtronic PLC	1,991,733
50,371	Merck & Co., Inc.	2,969,874
7,339	Mylan NV(c)	410,911
1,528	Patterson Cos., Inc.	76,644
2,018	PerkinElmer, Inc.	106,793
2,608	Perrigo Co. PLC	501,258
109,785	Pfizer, Inc.	3,958,847
2,561	Quest Diagnostics, Inc.	189,027
1,344	Regeneron Pharmaceuticals, Inc.(c)	744,119
4,994	St. Jude Medical, Inc.	368,657
5,330	Stryker Corp.	545,099
1,769	Tenet Healthcare Corp.(c)	99,595
7,097	Thermo Fisher Scientific, Inc.	990,244
16,971	UnitedHealth Group, Inc.	2,060,279
1,625	Universal Health Services, Inc., Class B	235,999
1,779	Varian Medical Systems, Inc.(c)	153,118
4,346	Vertex Pharmaceuticals, Inc.(c)	586,710
1,474	Waters Corp.(c)	196,764
3,042	Zimmer Biomet Holdings, Inc.	316,581
8,914	Zoetis, Inc.	436,608

		51,533,664

	Industrials - 10.0%
11,310	3M Co.	1,711,655
3,054	ADT Corp. (The)	105,455
1,706	Allegion PLC	107,853
12,352	American Airlines Group, Inc.	495,315
4,306	AMETEK, Inc.	228,433
11,466	Boeing Co. (The)	1,653,053
2,600	C.H. Robinson Worldwide, Inc.	182,390
10,762	Caterpillar, Inc.	846,216
1,693	Cintas Corp.	144,752
17,615	CSX Corp.	550,997
2,990	Cummins, Inc.	387,295
10,979	Danaher Corp.	1,005,237
5,953	Deere & Co.	562,975
14,643	Delta Air Lines, Inc.	649,271
2,859	Dover Corp.	183,176
642	Dun & Bradstreet Corp. (The)	80,102
8,328	Eaton Corp. PLC	504,510
11,915	Emerson Electric Co.	616,601
2,122	Equifax, Inc.	216,720

3,410	Expeditors International of Washington, Inc.	$159,827
4,847	Fastenal Co.	202,895
4,700	FedEx Corp.	805,674
2,401	Flowserve Corp.	112,823
2,628	Fluor Corp.	122,859
5,568	General Dynamics Corp.	830,244
179,644	General Electric Co.	4,688,708
13,937	Honeywell International, Inc.	1,464,082
6,031	Illinois Tool Works, Inc.	539,594
4,720	Ingersoll-Rand PLC	289,808
1,642	J.B. Hunt Transport Services, Inc.	138,125
2,239	Jacobs Engineering Group, Inc.(c)	94,307
1,738	Joy Global, Inc.	45,901
1,971	Kansas City Southern	195,504
1,468	L-3 Communications Holdings, Inc.	169,495
4,770	Lockheed Martin Corp.	987,867
6,197	Masco Corp.	163,539
6,581	Nielsen NV	318,915
5,435	Norfolk Southern Corp.	458,334
3,455	Northrop Grumman Corp.	597,750
6,326	PACCAR, Inc.	410,178
1,905	Pall Corp.	240,887
2,472	Parker Hannifin Corp.	278,718
3,203	Pentair PLC (United Kingdom)	194,774
3,596	Pitney Bowes, Inc.	75,228
2,464	Precision Castparts Corp.	480,283
3,777	Quanta Services, Inc.(c)	104,321
5,440	Raytheon Co.	593,450
4,448	Republic Services, Inc.	189,173
2,408	Robert Half International, Inc.	132,512
2,400	Rockwell Automation, Inc.	280,272
2,358	Rockwell Collins, Inc.	199,534
1,792	Roper Technologies, Inc.	299,748
950	Ryder System, Inc.	85,994
1,040	Snap-on, Inc.	171,392
11,915	Southwest Airlines Co.	431,323
2,741	Stanley Black & Decker, Inc.	289,148
1,516	Stericycle, Inc.(c)	213,711
4,950	Textron, Inc.	216,315
7,507	Tyco International PLC	285,191
15,611	Union Pacific Corp.	1,523,477
12,373	United Parcel Service, Inc., Class B	1,266,500
1,729	United Rentals, Inc.(c)	115,826
14,760	United Technologies Corp.	1,480,576
1,062	W.W. Grainger, Inc.	242,890
7,591	Waste Management, Inc.	388,128
3,234	Xylem, Inc.	111,670

		32,919,476

	Information Technology - 19.9%
11,166	Accenture PLC, Class A	1,151,326
8,473	Adobe Systems, Inc.(c)	694,701
3,184	Akamai Technologies, Inc.(c)	244,245
1,106	Alliance Data Systems Corp.(c)	304,194
5,368	Altera Corp.	266,575
5,508	Amphenol Corp., Class A	310,706
5,590	Analog Devices, Inc.	326,065
102,713	Apple, Inc.	12,459,087
21,958	Applied Materials, Inc.	381,191
4,059	Autodesk, Inc.(c)	205,304
8,371	Automatic Data Processing, Inc.	667,755
4,632	Avago Technologies Ltd. (Singapore)	579,648
9,696	Broadcom Corp., Class A	490,715
5,644	CA, Inc.	164,438
90,676	Cisco Systems, Inc.	2,577,012
2,858	Citrix Systems, Inc.(c)	216,093
10,885	Cognizant Technology Solutions Corp., Class A(c)	686,843
2,455	Computer Sciences Corp.	160,631
22,439	Corning, Inc.	419,161

Schedule of Investments(a)

19,710	eBay, Inc.(c)	$554,245
5,544	Electronic Arts, Inc.(c)	396,673
34,625	EMC Corp.	931,066
1,282	F5 Networks, Inc.(c)	171,967
37,551	Facebook, Inc., Class A(c)	3,530,170
5,054	Fidelity National Information Services, Inc.	330,683
1,348	First Solar, Inc.(c)	59,716
4,222	Fiserv, Inc.(c)	366,723
2,498	FLIR Systems, Inc.	76,913
5,103	Google, Inc., Class A(c)	3,355,223
5,117	Google, Inc., Class C(c)	3,201,246
2,197	Harris Corp.	182,219
32,207	Hewlett-Packard Co.	982,958
84,581	Intel Corp.	2,448,620
16,328	International Business Machines Corp.	2,644,973
4,915	Intuit, Inc.	519,860
6,265	Juniper Networks, Inc.	178,051
2,851	KLA-Tencor Corp.	151,246
2,823	Lam Research Corp.	217,004
4,269	Linear Technology Corp.	175,029
17,280	MasterCard, Inc., Class A	1,683,072
3,607	Microchip Technology, Inc.	154,524
19,207	Micron Technology, Inc.(c)	355,522
144,229	Microsoft Corp.	6,735,494
3,310	Motorola Solutions, Inc.	199,130
5,559	NetApp, Inc.	173,163
9,112	NVIDIA Corp.	181,784
56,838	Oracle Corp.	2,270,110
5,828	Paychex, Inc.	270,419
19,710	PayPal Holdings, Inc.(c)	762,777
2,664	Qorvo, Inc.(c)	154,379
29,054	QUALCOMM, Inc.	1,870,787
3,268	Red Hat, Inc.(c)	258,433
10,870	salesforce.com, inc.(c)	796,771
3,707	SanDisk Corp.	223,495
5,659	Seagate Technology PLC	286,345
3,407	Skyworks Solutions, Inc.	325,948
12,137	Symantec Corp.	275,995
7,249	TE Connectivity Ltd. (Switzerland)	441,609
2,532	Teradata Corp.(c)	93,963
18,549	Texas Instruments, Inc.	927,079
2,925	Total System Services, Inc.	135,194
1,868	VeriSign, Inc.(c)	132,516
34,464	Visa, Inc., Class A	2,596,518
3,870	Western Digital Corp.	333,052
9,205	Western Union Co. (The)	186,309
18,501	Xerox Corp.	203,881
4,611	Xilinx, Inc.	192,509
15,560	Yahoo!, Inc.(c)	570,585

		65,571,638

	Materials - 2.9%
3,446	Air Products & Chemicals, Inc.	491,089
1,212	Airgas, Inc.	123,648
23,348	Alcoa, Inc.	230,445
1,623	Avery Dennison Corp.	98,760
2,458	Ball Corp.	166,751
4,196	CF Industries Holdings, Inc.	248,403
19,321	Dow Chemical Co. (The)	909,246
16,139	E.I. du Pont de Nemours & Co.	899,911
2,656	Eastman Chemical Co.	208,230
4,778	Ecolab, Inc.	553,340
2,381	FMC Corp.	115,574
18,543	Freeport-McMoRan, Inc.	217,880
1,442	International Flavors & Fragrances, Inc.	166,681
7,539	International Paper Co.	360,892
7,004	LyondellBasell Industries NV, Class A	657,185
1,107	Martin Marietta Materials, Inc.	173,600
8,488	Monsanto Co.	864,842
5,533	Mosaic Co. (The)	237,587
9,429	Newmont Mining Corp.	161,896

5,690	Nucor Corp.	$251,157
2,875	Owens-Illinois, Inc.(c)	61,381
4,847	PPG Industries, Inc.	525,318
5,140	Praxair, Inc.	586,680
3,747	Sealed Air Corp.	199,228
1,412	Sherwin-Williams Co. (The)	392,197
2,129	Sigma-Aldrich Corp.	297,230
2,365	Vulcan Materials Co.	215,262
4,649	WestRock Co.(c)	293,166

		9,707,579

	Telecommunication Services - 2.4%
109,545	AT&T, Inc.	3,805,593
10,051	CenturyLink, Inc.	287,459
20,562	Frontier Communications Corp.	97,053
5,245	Level 3 Communications, Inc.(c)	264,872
72,715	Verizon Communications, Inc.	3,402,335

		7,857,312

	Utilities - 2.9%
12,167	AES Corp. (The)	155,737
2,138	AGL Resources, Inc.	102,795
4,326	Ameren Corp.	177,712
8,735	American Electric Power Co., Inc.	494,139
7,670	CenterPoint Energy, Inc.	148,338
4,921	CMS Energy Corp.	168,593
5,222	Consolidated Edison, Inc.	332,067
10,581	Dominion Resources, Inc.	758,658
3,197	DTE Energy Co.	257,231
12,329	Duke Energy Corp.	915,058
5,809	Edison International	348,598
3,201	Entergy Corp.	227,335
5,663	Eversource Energy	281,564
15,355	Exelon Corp.	492,742
7,524	FirstEnergy Corp.	255,515
7,918	NextEra Energy, Inc.	832,974
5,659	NiSource, Inc.	98,806
5,946	NRG Energy, Inc.	133,488
4,507	Pepco Holdings, Inc.	120,247
8,560	PG&E Corp.	449,486
1,975	Pinnacle West Capital Corp.	121,877
11,912	PPL Corp.	378,921
9,019	Public Service Enterprise Group, Inc.	375,822
2,548	SCANA Corp.	139,630
4,149	Sempra Energy	422,285
16,193	Southern Co. (The)	724,313
4,192	TECO Energy, Inc.	92,727
5,620	WEC Energy Group, Inc.	275,380
9,038	Xcel Energy, Inc.	313,347

		9,595,385

	Total Investments (Cost $299,257,695)(e)-100.3%	331,173,418
	Other assets less liabilities-(0.3)%	(1,066,012)

	Net Assets-100.0%	$330,107,406

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	A portion of the securities in the Fund are subject to call options written.
(c)	Non-income producing security.

Schedule of Investments(a)

(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended July 31, 2015:

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2015	Dividend Income
Invesco Ltd.	$393,117	$18,839	$(93,598)	$(58,942)	$36,993	$296,409	$2,347

(e)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $359,612,574. The net unrealized depreciation was $28,439,156, which consisted of aggregate gross unrealized appreciation of $42,741,425 and aggregate gross unrealized depreciation of $71,180,581.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® High Quality Portfolio (SPHQ)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 17.9%
68,014	Comcast Corp., Class A	$4,244,754
29,775	Darden Restaurants, Inc.	2,196,204
171,517	Gap, Inc. (The)	6,256,940
48,293	Genuine Parts Co.	4,295,662
38,587	Harley-Davidson, Inc.	2,249,622
55,650	Hasbro, Inc.	4,381,881
37,995	Home Depot, Inc. (The)	4,446,555
31,664	Lowe’s Cos., Inc.	2,196,215
84,655	Mattel, Inc.	1,964,843
44,004	McDonald’s Corp.	4,394,239
58,329	NIKE, Inc., Class B	6,720,667
55,531	Nordstrom, Inc.	4,237,571
88,672	Omnicom Group, Inc.	6,480,150
33,132	Ralph Lauren Corp., Class A	4,170,987
126,732	Ross Stores, Inc.	6,737,073
25,607	Target Corp.	2,095,933
23,367	Tiffany & Co.	2,236,222
94,619	TJX Cos., Inc. (The)	6,606,299
60,301	VF Corp.	4,648,604
55,359	Walt Disney Co. (The)	6,643,080
70,951	Yum! Brands, Inc.	6,226,660

		93,430,161

	Consumer Staples - 18.5%
41,876	Altria Group, Inc.	2,277,217
42,257	Brown-Forman Corp., Class B	4,581,081
45,121	Campbell Soup Co.	2,224,917
39,909	Clorox Co. (The)	4,467,413
106,389	Coca-Cola Co. (The)	4,370,460
96,722	Colgate-Palmolive Co.	6,579,030
30,109	Costco Wholesale Corp.	4,374,838
59,994	CVS Health Corp.	6,747,525
49,161	Estee Lauder Cos., Inc. (The), Class A	4,380,737
75,036	General Mills, Inc.	4,367,846
46,775	Hershey Co. (The)	4,344,930
112,475	Hormel Foods Corp.	6,659,645
39,939	J.M. Smucker Co. (The)	4,460,787
67,405	Kellogg Co.	4,460,189
39,162	Kimberly-Clark Corp.	4,502,455
80,574	McCormick & Co., Inc.	6,607,874
44,974	PepsiCo, Inc.	4,333,245
79,626	Procter & Gamble Co. (The)	6,107,314
59,601	Sysco Corp.	2,164,112
23,083	Walgreens Boots Alliance, Inc.	2,230,510
88,151	Wal-Mart Stores, Inc.	6,345,109

		96,587,234

	Energy - 1.2%
22,756	Chevron Corp.	2,013,451
52,263	Exxon Mobil Corp.	4,139,752

		6,153,203

	Financials - 5.9%
34,818	Aflac, Inc.	2,230,093
17,371	Ameriprise Financial, Inc.	2,183,014
12,660	BlackRock, Inc.	4,257,811
35,369	Chubb Corp. (The)	4,397,428
31,253	Health Care REIT, Inc. REIT	2,168,021
89,972	Kimco Realty Corp. REIT	2,223,208
19,461	Moody’s Corp.	2,149,078
27,750	T. Rowe Price Group, Inc.	2,140,357

73,152	Torchmark Corp.	$4,506,895
21,273	Travelers Cos., Inc. (The)	2,257,491
38,327	Wells Fargo & Co.	2,217,983

		30,731,379

	Health Care - 8.8%
43,044	Abbott Laboratories	2,181,900
19,627	AmerisourceBergen Corp.	2,075,555
114,254	Baxter International, Inc.	4,579,300
29,795	Becton, Dickinson and Co.	4,533,309
12,323	C.R. Bard, Inc.	2,423,318
13,669	Cigna Corp.	1,969,156
27,093	DaVita HealthCare Partners, Inc.(b)	2,141,160
83,538	DENTSPLY International, Inc.	4,754,148
14,773	Henry Schein, Inc.(b)	2,186,109
64,760	Johnson & Johnson	6,489,600
9,364	McKesson Corp.	2,065,417
22,295	Stryker Corp.	2,280,110
52,770	UnitedHealth Group, Inc.	6,406,278
15,155	Universal Health Services, Inc., Class B	2,200,961

		46,286,321

	Industrials - 27.5%
41,598	3M Co.	6,295,441
77,992	AMETEK, Inc.	4,137,476
14,873	Boeing Co. (The)	2,144,240
101,426	C.H. Robinson Worldwide, Inc.	7,115,034
52,307	Caterpillar, Inc.	4,112,899
25,266	Cintas Corp.	2,160,243
133,741	CSX Corp.	4,183,418
16,690	Cummins, Inc.	2,161,856
49,598	Danaher Corp.	4,541,193
45,165	Deere & Co.	4,271,254
65,827	Dover Corp.	4,217,536
17,297	Dun & Bradstreet Corp. (The)	2,158,147
119,739	Emerson Electric Co.	6,196,493
95,132	Expeditors International of Washington, Inc.	4,458,837
101,513	Fastenal Co.	4,249,334
42,346	Fluor Corp.	1,979,675
29,423	General Dynamics Corp.	4,387,264
81,788	General Electric Co.	2,134,667
41,961	Honeywell International, Inc.	4,408,003
23,206	Illinois Tool Works, Inc.	2,076,241
25,389	J.B. Hunt Transport Services, Inc.	2,135,723
35,745	L-3 Communications Holdings, Inc.	4,127,118
33,193	Lockheed Martin Corp.	6,874,270
49,762	Norfolk Southern Corp.	4,196,429
25,989	Northrop Grumman Corp.	4,496,357
34,258	Pall Corp.	4,331,924
37,948	Parker Hannifin Corp.	4,278,637
65,297	Raytheon Co.	7,123,250
23,213	Rockwell Collins, Inc.	1,964,284
24,936	Roper Technologies, Inc.	4,171,045
26,717	Snap-on, Inc.	4,402,962
65,894	Union Pacific Corp.	6,430,595
58,501	United Technologies Corp.	5,868,235
27,256	W.W. Grainger, Inc.	6,233,720

		144,023,800

	Information Technology - 6.2%
39,416	Amphenol Corp., Class A	2,223,457
52,712	Automatic Data Processing, Inc.	4,204,836
4,052	Google, Inc., Class C(b)	2,534,972
38,608	International Business Machines Corp.	6,254,110
20,589	Intuit, Inc.	2,177,698
49,921	Linear Technology Corp.	2,046,761
48,164	Microsoft Corp.	2,249,259
53,234	Oracle Corp.	2,126,166
89,935	Paychex, Inc.	4,172,984
34,249	QUALCOMM, Inc.	2,205,293
51,230	Xilinx, Inc.	2,138,852

		32,334,388

Schedule of Investments(a)

	Materials - 8.1%
15,808	Air Products & Chemicals, Inc.	$2,252,798
41,694	Airgas, Inc.	4,253,622
61,255	Ball Corp.	4,155,539
36,884	E.I. du Pont de Nemours & Co.	2,056,652
57,408	Ecolab, Inc.	6,648,421
19,332	International Flavors & Fragrances, Inc.	2,234,586
39,491	Monsanto Co.	4,023,738
54,917	Praxair, Inc.	6,268,226
15,446	Sherwin-Williams Co. (The)	4,290,281
46,263	Sigma-Aldrich Corp.	6,458,777

		42,642,640

	Utilities - 5.9%
90,163	AGL Resources, Inc.	4,335,037
38,669	American Electric Power Co., Inc.	2,187,505
27,721	DTE Energy Co.	2,230,432
29,640	Entergy Corp.	2,105,033
45,819	Eversource Energy	2,278,121
42,276	NextEra Energy, Inc.	4,447,435
81,047	SCANA Corp.	4,441,375
49,552	Southern Co. (The)	2,216,461
90,923	WEC Energy Group, Inc.	4,455,227
64,042	Xcel Energy, Inc.	2,220,336

		30,916,962

	Total Common Stocks and Other Equity Interests (Cost $459,581,412)	523,106,088

	Money Market Fund - 0.0%
14,311	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $14,311)	14,311

	Total Investments (Cost $459,595,723)(d)-100.0%	523,120,399
	Other assets less liabilities-0.0%	180,739

	Net Assets-100.0%	$523,301,138

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $462,000,508. The net unrealized appreciation was $61,119,891, which consisted of aggregate gross unrealized appreciation of $71,724,922 and aggregate gross unrealized depreciation of $10,605,031.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Water Resources Portfolio (PHO)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Building Products - 2.5%
714,620	Advanced Drainage Systems, Inc.	$19,887,875

	Chemicals - 10.6%
543,272	Calgon Carbon Corp.	9,610,482
638,368	Ecolab, Inc.	73,929,398

		83,539,880

	Commercial Services & Supplies - 2.8%
825,393	Tetra Tech, Inc.	21,988,469

	Construction & Engineering - 2.0%
490,922	Aegion Corp.(b)	9,705,528
485,141	Layne Christensen Co.(b)	4,026,670
111,537	Northwest Pipe Co.(b)	2,013,243

		15,745,441

	Electrical Equipment - 1.4%
379,794	Franklin Electric Co., Inc.	10,960,855

	Electronic Equipment, Instruments & Components - 2.4%
126,426	Badger Meter, Inc.	7,436,377
356,087	Itron, Inc.(b)	11,476,684

		18,913,061

	Independent Power & Renewable Electricity Producers - 6.6%
1,011,815	Pattern Energy Group, Inc.	24,718,641
911,902	TerraForm Power, Inc., Class A(b)	27,502,964

		52,221,605

	Industrial Conglomerates - 4.4%
209,162	Roper Technologies, Inc.	34,986,528

	Life Sciences Tools & Services - 4.6%
273,871	Waters Corp.(b)	36,559,040

	Machinery - 30.0%
625,918	Energy Recovery, Inc.(b)	1,646,165
83,177	Gorman-Rupp Co. (The)	2,132,658
273,967	Lindsay Corp.	22,977,612
2,318,417	Mueller Water Products, Inc., Class A	20,703,464
1,143,043	Pentair PLC (United Kingdom)	69,508,445
427,934	Toro Co. (The)	29,240,730
294,047	Valmont Industries, Inc.	32,706,848
427,631	Watts Water Technologies, Inc., Class A	23,716,415
1,000,672	Xylem, Inc.	34,553,204

		237,185,541

	Semiconductors & Semiconductor Equipment - 15.5%
1,472,318	First Solar, Inc.(b)	65,223,687
2,442,078	SunEdison, Inc.(b)	56,851,576

		122,075,263

	Trading Companies & Distributors - 5.1%
1,127,719	HD Supply Holdings, Inc.(b)	40,372,340

	Water Utilities - 12.1%
327,122	American States Water Co.	12,610,553
692,160	American Water Works Co., Inc.	35,930,026
1,162,839	Aqua America, Inc.	29,582,624
274,969	Cadiz, Inc.(b)	2,254,746
463,009	California Water Service Group	9,968,584

62,307	Connecticut Water Service, Inc.	$2,120,930
126,940	Consolidated Water Co. Ltd. (Cayman Islands)	1,535,974
59,245	Middlesex Water Co.	1,347,231

		95,350,668

	Total Common Stocks (Cost $709,058,876)	789,786,566

	Money Market Fund - 0.1%
581,408	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $581,408)	581,408

	Total Investments (Cost $709,640,284)(d)-100.1%	790,367,974
	Other assets less liabilities-(0.1)%	(662,805)

	Net Assets-100.0%	$789,705,169

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $719,472,002. The net unrealized appreciation was $70,895,972, which consisted of aggregate gross unrealized appreciation of $127,452,694 and aggregate gross unrealized depreciation of $56,556,722.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares WilderHill Clean Energy Portfolio (PBW)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Auto Components - 3.5%
94,608	Fuel Systems Solutions, Inc.(b)	$588,462
60,927	Gentherm, Inc.(b)	3,066,456
273,805	Quantum Fuel Systems Technologies
	Worldwide, Inc.(b)(c)	553,086

		4,208,004

	Automobiles - 3.1%
14,041	Tesla Motors, Inc.(b)(c)	3,737,012

	Chemicals - 6.4%
24,288	Air Products & Chemicals, Inc.	3,461,283
57,694	Cytec Industries, Inc.	4,282,626

		7,743,909

	Construction & Engineering - 5.5%
479,666	Ameresco, Inc., Class A(b)	3,309,695
120,887	Quanta Services, Inc.(b)	3,338,899

		6,648,594

	Electric Utilities - 2.9%
103,553	ITC Holdings Corp.	3,498,020

	Electrical Equipment - 18.9%
1,572,541	Ballard Power Systems, Inc. (Canada)(b)(c)	2,122,930
175,871	Broadwind Energy, Inc.(b)	626,101
1,110,784	China Ming Yang Wind Power Group Ltd. ADR (China)(b)(c)	2,843,607
402,192	Enphase Energy, Inc.(b)(c)	2,376,955
3,683,306	FuelCell Energy, Inc.(b)(c)	3,100,607
67,590	Hydrogenics Corp. (Canada)(b)(c)	575,867
252,063	Orion Energy Systems, Inc.(b)	541,935
1,353,118	Plug Power, Inc.(b)(c)	3,504,576
245,956	PowerSecure International, Inc.(b)	3,723,774
59,488	SolarCity Corp.(b)(c)	3,450,304

		22,866,656

	Electronic Equipment, Instruments & Components - 5.8%
100,316	Itron, Inc.(b)	3,233,185
114,839	Maxwell Technologies, Inc.(b)(c)	527,111
67,514	Universal Display Corp.(b)	3,221,093

		6,981,389

	Independent Power & Renewable Electricity Producers - 13.4%
88,129	Ormat Technologies, Inc.	3,585,088
110,105	Pattern Energy Group, Inc.	2,689,865
400,862	Sky Solar Holdings Ltd. ADR (Hong Kong)(b)(c)	3,607,758
85,879	TerraForm Power, Inc., Class A(b)	2,590,111
250,279	Vivint Solar, Inc.(b)(c)	3,819,257

		16,292,079

	Internet Software & Services - 2.6%
319,362	Opower, Inc.(b)(c)	3,209,588

	Oil, Gas & Consumable Fuels - 4.9%
377,411	Amyris, Inc.(b)(c)	615,180
293,856	Renewable Energy Group, Inc.(b)	2,997,331
977,880	Solazyme, Inc.(b)(c)	2,288,239

		5,900,750

	Semiconductors & Semiconductor Equipment - 28.2%
121,091	Advanced Energy Industries, Inc.(b)	$3,171,373
68,654	Amtech Systems, Inc.(b)	453,803
105,722	Canadian Solar, Inc. (Canada)(b)	2,839,164
117,092	Cree, Inc.(b)(c)	2,886,318
142,731	Daqo New Energy Corp. ADR (China)(b)(c)	2,502,074
66,612	First Solar, Inc.(b)	2,950,912
177,723	Hanwha Q CELLS Co. Ltd. ADR (South Korea)(b)(c)	2,340,612
380,134	JA Solar Holdings Co. Ltd. ADR (China)(b)(c)	2,911,827
462,387	ReneSola Ltd. ADR (China)(b)(c)	605,727
254,820	Rubicon Technology, Inc.(b)(c)	451,031
88,247	SolarEdge Technologies, Inc. (Israel)(b)	2,724,185
112,949	SunEdison, Inc.(b)	2,629,453
108,608	SunPower Corp.(b)	2,935,674
267,491	Trina Solar Ltd. ADR (China)(b)	2,554,539
2,611,615	Yingli Green Energy Holding Co. Ltd. ADR (China)(b)(c)	2,235,804

		34,192,496

	Software - 4.7%
341,441	EnerNOC, Inc.(b)	2,810,059
259,469	Silver Spring Networks, Inc.(b)	2,906,053

		5,716,112

	Total Common Stocks and Other Equity Interests (Cost $138,417,941)	120,994,609

	Money Market Fund - 0.1%
103,984	Invesco Premier Portfolio – Institutional Class, 0.07%(d) (Cost $103,984)	103,984

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $138,521,925)-100.0%	121,098,593
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 28.1%
34,002,918	Invesco Liquid Assets Portfolio - Institutional Class, 0.11%(d)(e) (Cost $34,002,918)	34,002,918

	Total Investments (Cost $172,524,843)(f)-128.1%	155,101,511
	Other assets less liabilities-(28.1)%	(34,000,758)

	Net Assets-100.0%	$121,100,753

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

Schedule of Investments(a)

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$31,247,856	$(31,247,856)	$—

*	Amount does not include excess collateral received, if any.

(f)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $180,147,683. The net unrealized depreciation was $25,046,172, which consisted of aggregate gross unrealized appreciation of $18,770,426 and aggregate gross unrealized depreciation of $43,816,598.

This Fund has holdings greater than 10% of net assets in the following country:

China	11.3%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares WilderHill Progressive Energy Portfolio (PUW)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Aerospace & Defense - 2.5%
13,356	Hexcel Corp.	$693,043

	Auto Components - 7.3%
13,235	Johnson Controls, Inc.	602,986
30,263	Remy International, Inc.	895,785
10,870	Tenneco, Inc.(b)	541,435

		2,040,206

	Automobiles - 3.8%
70,731	Kandi Technologies Group, Inc. (China)(b)(c)	515,629
18,860	Tata Motors Ltd. ADR (India)	559,388

		1,075,017

	Building Products - 6.9%
8,718	A.O. Smith Corp.	626,127
10,609	Apogee Enterprises, Inc.	585,404
16,432	Owens Corning	736,975

		1,948,506

	Chemicals - 4.5%
14,939	LSB Industries, Inc.(b)	551,398
13,391	Methanex Corp. (Canada)	603,800
137,320	Rentech, Inc.(b)	104,542

		1,259,740

	Commercial Services & Supplies - 2.1%
30,040	Covanta Holding Corp.	592,990

	Construction & Engineering - 5.9%
37,836	Abengoa SA, Class B ADR (Spain)(c)	418,277
12,356	Chicago Bridge & Iron Co. NV(c)	656,598
31,682	MasTec, Inc.(b)	583,899

		1,658,774

	Electric Utilities - 3.5%
323,434	Centrais Eletricas Brasileiras SA ADR (Brazil)(b)(c)	540,135
163,796	Companhia Energetica de Minas Gerais- CEMIG ADR (Brazil)	450,439

		990,574

	Electrical Equipment - 16.9%
3,520	Acuity Brands, Inc.	708,189
9,728	Eaton Corp. PLC	589,322
11,083	Emerson Electric Co.	573,545
9,036	EnerSys	564,298
31,280	General Cable Corp.	510,490
134,858	GrafTech International Ltd.(b)(c)	678,336
12,688	Power Solutions International, Inc.(b)(c)	526,298
8,581	Regal Beloit Corp.	595,779

		4,746,257

	Electronic Equipment, Instruments & Components - 2.1%
31,773	Corning, Inc.	593,520

	Energy Equipment & Services - 1.9%
119,768	McDermott International, Inc.(b)	526,979

	Food & Staples Retailing - 2.3%
17,587	Andersons, Inc. (The)	655,995

	Independent Power & Renewable Electricity Producers - 5.7%
18,199	Abengoa Yield PLC (Spain)(c)	$461,891
33,570	Calpine Corp.(b)	614,331
27,206	NRG Yield, Inc., Class A(c)	536,230

		1,612,452

	Industrial Conglomerates - 2.4%
24,089	Koninklijke Philips NV (Netherlands)	669,915

	Machinery - 11.5%
23,363	Altra Industrial Motion Corp.	593,420
18,573	Chart Industries, Inc.(b)	507,043
16,619	ESCO Technologies, Inc.	632,685
11,843	Luxfer Holdings PLC ADR (United Kingdom)	154,196
5,276	WABCO Holdings, Inc.(b)	651,427
31,172	Westport Innovations, Inc. (Canada)(b)(c)	125,000
11,327	Woodward, Inc.	559,101

		3,222,872

	Oil, Gas & Consumable Fuels - 16.2%
65,017	Chesapeake Energy Corp.(c)	563,047
95,881	Clean Energy Fuels Corp.(b)(c)	552,275
114,299	Cosan Ltd., Class A (Brazil)	537,205
12,878	Golar LNG Ltd. (Bermuda)	554,656
24,271	Green Plains, Inc.	544,884
14,756	Range Resources Corp.	580,501
18,403	Sasol Ltd. ADR (South Africa)	634,535
31,328	Southwestern Energy Co.(b)	582,701

		4,549,804

	Real Estate Investment Trusts - 2.4%
33,832	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	679,008

	Semiconductors & Semiconductor Equipment - 2.0%
22,095	Veeco Instruments, Inc.(b)	571,819

	Total Common Stocks and Other Equity Interests (Cost $28,916,362)	28,087,471

	Money Market Fund - 0.1%
16,410	Invesco Premier Portfolio – Institutional Class, 0.07%(d) (Cost $16,410)	16,410

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $28,932,772)-100.0%	28,103,881

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 11.6%
3,255,054	Invesco Liquid Assets Portfolio –Institutional Class, 0.11%(d)(e) (Cost $3,255,054)	3,255,054

	Total Investments (Cost $32,187,826)(f)-111.6%	31,358,935
	Other assets less liabilities-(11.6)%	(3,257,795)

	Net Assets-100.0%	$28,101,140

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

Schedule of Investments(a)

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$3,145,926	$(3,145,926)	$—

*	Amount does not include excess collateral received, if any.

(f)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $33,044,919. The net unrealized depreciation was $1,685,984, which consisted of aggregate gross unrealized appreciation of $4,795,283 and aggregate gross unrealized depreciation of $6,481,267.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares BuyBack Achievers™ Portfolio (PKW)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 30.2%
90,821	Abercrombie & Fitch Co., Class A(b)	$1,824,594
148,854	AutoNation, Inc.(c)	9,279,558
40,303	AutoZone, Inc.(c)	28,249,985
223,636	Bed Bath & Beyond, Inc.(c)	14,587,776
67,729	Big Lots, Inc.	2,924,538
34,240	BJ’s Restaurants, Inc.(c)	1,765,414
15,493	Blue Nile, Inc.(c)	491,438
29,141	Bob Evans Farms, Inc.	1,454,719
59,617	Bridgepoint Education, Inc.(c)	561,592
79,810	Brinker International, Inc.	4,780,619
593,087	CBS Corp., Class B	31,712,362
63,661	Cheesecake Factory, Inc. (The)	3,675,786
75,153	Cooper Tire & Rubber Co.	2,474,788
100,498	Crocs, Inc.(c)	1,580,834
110,133	Denny’s Corp.(c)	1,295,164
47,429	Dillard’s, Inc., Class A	4,832,067
194,713	Discovery Communications, Inc., Class A(c)	6,429,423
387,862	Dollar General Corp.	31,172,469
63,722	Fossil Group, Inc.(c)	4,380,887
139,320	GameStop Corp., Class A(b)	6,387,822
544,837	Gap, Inc. (The)	19,875,654
113,054	GNC Holdings, Inc., Class A	5,563,387
6,358	Graham Holdings Co., Class B	4,384,222
37,359	Helen of Troy Ltd.(c)	3,279,373
36,171	hhgregg, Inc.(b)(c)	121,173
1,292,278	Home Depot, Inc. (The)	151,235,294
62,318	Iconix Brand Group, Inc.(c)	1,354,170
48,799	Jack in the Box, Inc.	4,635,905
50,088	K12, Inc.(c)	660,661
258,320	Kohl’s Corp.	15,840,182
578,735	Liberty Interactive Corp. QVC Group, Class A(c)	16,812,252
1,217,578	Lowe’s Cos., Inc.	84,451,210
439,169	Macy’s, Inc.	30,329,011
358,936	Marriott International, Inc., Class A	26,062,343
41,431	Marriott Vacations Worldwide Corp.	3,463,632
7,164	NACCO Industries, Inc., Class A	363,716
350,778	Newell Rubbermaid, Inc.	15,181,672
5,308	NVR, Inc.(c)	7,909,132
131,839	O’Reilly Automotive, Inc.(c)	31,682,230
24,088	Outerwall, Inc.(b)	1,705,912
51,938	Papa John’s International, Inc.	3,924,435
117,681	Pier 1 Imports, Inc.(b)	1,389,813
56,988	Pool Corp.	4,013,095
205,842	Sally Beauty Holdings, Inc.(c)	6,132,033
122,869	Scripps Networks Interactive, Inc., Class A(b)	7,689,142
7,144,448	Sirius XM Holdings, Inc.(c)	28,292,014
67,780	Sonic Corp.	2,014,422
223,086	Starwood Hotels & Resorts Worldwide, Inc.	17,726,414
120,258	Starz, Class A(c)	4,864,436
16,760	Steiner Leisure Ltd.(c)	967,052
82,854	Steven Madden Ltd.(c)	3,453,355

1,076,479	Time Warner, Inc.	$94,773,211
1,643,485	Twenty-First Century Fox, Inc., Class A	56,683,798
167,271	Urban Outfitters, Inc.(c)	5,456,380
452,460	Viacom, Inc., Class B	25,790,220
58,256	Visteon Corp.(c)	5,798,220
474,099	Wendy’s Co. (The)	4,864,256
156,715	Wyndham Worldwide Corp.	12,932,122

		871,537,384

	Consumer Staples - 1.3%
304,152	Coca-Cola Enterprises, Inc.	15,536,084
128,195	Coty, Inc., Class A(c)	3,426,652
120,642	Herbalife Ltd.(b)(c)	6,091,215
17,965	Ingles Markets, Inc., Class A	831,420
93,052	Ingredion, Inc.	8,207,187
15,829	Medifast, Inc.(c)	488,641
16,625	USANA Health Sciences, Inc.(c)	2,072,306

		36,653,505

	Energy - 5.6%
492,281	Apache Corp.	22,576,007
249,872	Cameron International Corp.(c)	12,608,541
375,165	Hess Corp.	22,138,487
709,219	Marathon Petroleum Corp.	38,773,003
15,776	Mitcham Industries, Inc.(c)	65,155
232,332	Murphy Oil Corp.	7,618,166
707,076	Phillips 66	56,212,542
23,823	SEACOR Holdings, Inc.(c)	1,504,899
98,413	Triangle Petroleum Corp.(b)(c)	365,112

		161,861,912

	Financials - 11.9%
533,946	Allstate Corp. (The)	36,815,577
460,551	American Capital Agency Corp. REIT	8,870,212
236,784	Ameriprise Financial, Inc.	29,756,645
136,827	Anworth Mortgage Asset Corp. REIT	684,135
80,440	Aspen Insurance Holdings Ltd.	3,868,360
199,112	Associated Banc-Corp.	3,924,498
196,998	Assured Guaranty Ltd.	4,818,571
131,759	Axis Capital Holdings Ltd.	7,584,048
39,266	Capital Bank Financial Corp., Class A(c)	1,176,802
41,201	Central Pacific Financial Corp.	959,571
299,934	Chubb Corp. (The)	37,290,794
227,216	CIT Group, Inc.	10,688,241
257,096	CNO Financial Group, Inc.	4,586,593
26,891	Credit Acceptance Corp.(c)	6,459,487
58,003	Everest Re Group Ltd.	10,621,509
9,908	FBR & Co.	232,838
1,057,329	Fifth Third Bancorp	22,277,922
272,260	Fortress Investment Group LLC, Class A	1,862,258
160,745	Invesco Mortgage Capital, Inc. REIT(d)	2,316,335
15,655	JAVELIN Mortgage Investment Corp. REIT	111,150
67,658	Kemper Corp.	2,619,718
144,733	Legg Mason, Inc.	7,141,126
48,401	MCG Capital Corp.	211,996
146,767	MSCI, Inc.	10,003,639
47,060	National Bank Holdings Corp., Class A	1,018,378
61,232	Northfield Bancorp, Inc.	922,154
163,582	Ocwen Financial Corp.(b)(c)	1,378,996
62,317	PartnerRe Ltd.	8,472,619
64,826	PHH Corp.(c)	1,618,057
71,821	ProAssurance Corp.	3,468,236
60,121	RenaissanceRe Holdings Ltd.	6,450,983
164,629	Torchmark Corp.	10,142,793
416,046	Travelers Cos., Inc. (The)	44,150,802
110,419	Validus Holdings Ltd.	5,117,921
298,900	Voya Financial, Inc.	14,033,355
162,976	W.R. Berkley Corp.	9,081,023
39,526	Walker & Dunlop, Inc.(c)	946,648

Schedule of Investments(a)

675,891	Weyerhaeuser Co. REIT	$20,743,095
11,742	World Acceptance Corp.(b)(c)	639,000

		343,066,085

	Health Care - 8.0%
343,856	Anthem, Inc.	53,046,665
335,981	Cigna Corp.	48,401,423
952,053	Express Scripts Holding Co.(c)	85,751,414
122,180	IDEXX Laboratories, Inc.(c)	8,886,152
68,690	Masimo Corp.(c)	2,862,999
171,132	Select Medical Holdings Corp.	2,469,435
16,987	SurModics, Inc.(c)	399,025
60,340	United Therapeutics Corp.(c)	10,219,182
105,394	Universal American Corp.(c)	977,002
130,281	Varian Medical Systems, Inc.(c)	11,213,286
107,261	VCA, Inc.(c)	6,599,769

		230,826,352

	Industrials - 16.4%
77,754	Actuant Corp., Class A	1,793,007
223,621	ADT Corp. (The)(b)	7,721,633
114,949	AGCO Corp.	6,323,344
14,865	Alamo Group, Inc.	781,007
22,389	Allegiant Travel Co.	4,762,812
902,743	Boeing Co. (The)	130,148,458
27,602	CAI International, Inc.(c)	388,084
11,962	CRA International, Inc.(c)	279,193
435,853	Deere & Co.	41,218,618
177,484	Donaldson Co., Inc.	5,963,462
47,045	Dun & Bradstreet Corp. (The)	5,869,805
249,700	Expeditors International of Washington, Inc.	11,703,439
370,432	FedEx Corp.	63,499,453
208,117	Fortune Brands Home & Security, Inc.	9,937,587
429,145	General Dynamics Corp.	63,989,811
22,436	GP Strategies Corp.(c)	643,689
66,638	Griffon Corp.	1,148,839
480,004	Illinois Tool Works, Inc.	42,945,958
38,633	Kforce, Inc.	902,853
14,940	Lindsay Corp.	1,253,018
46,002	Moog, Inc., Class A(c)	3,075,694
252,977	Northrop Grumman Corp.	43,767,551
102,101	Oshkosh Corp.	3,730,771
9,698	P.A.M. Transportation Services, Inc.(b)(c)	510,115
53,558	SPX Corp.	3,503,229
112,784	Timken Co. (The)	3,764,730
30,751	Valmont Industries, Inc.	3,420,434
76,569	WABCO Holdings, Inc.(c)	9,453,974

		472,500,568

	Information Technology - 19.8%
69,608	ADTRAN, Inc.	1,148,532
394,708	Altera Corp.	19,601,199
1,144,995	Apple, Inc.	138,887,894
26,902	CEVA, Inc.(c)	503,875
209,248	Citrix Systems, Inc.(c)	15,821,241
1,642,979	Corning, Inc.	30,690,848
71,826	DHI Group, Inc.(c)	572,453
32,542	Digi International, Inc.(c)	329,325
47,909	DST Systems, Inc.	5,229,267
9,647	ePlus, Inc.(c)	741,951
40,537	Fair Isaac Corp.	3,676,301
152,000	Fairchild Semiconductor International, Inc.(c)	2,289,120
309,118	Fiserv, Inc.(c)	26,849,990
23,537	Forrester Research, Inc.	736,237
285,633	Genpact Ltd.(c)	6,343,909
86,759	Global Payments, Inc.	9,724,816
115,578	Harmonic, Inc.(c)	694,624
47,087	InterDigital, Inc.	2,545,994

882,891	International Business Machines Corp.	$143,019,513
515,441	Juniper Networks, Inc.	14,648,833
97,114	Leidos Holdings, Inc.	3,962,251
39,179	Liquidity Services, Inc.(c)	351,827
69,450	MoneyGram International, Inc.(c)	708,390
118,801	Monster Worldwide, Inc.(c)	837,547
275,375	Motorola Solutions, Inc.	16,566,560
398,135	NetApp, Inc.	12,401,905
45,253	NETGEAR, Inc.(c)	1,515,523
72,277	NeuStar, Inc., Class A(b)(c)	2,231,191
176,309	Polycom, Inc.(c)	2,006,396
115,425	Rovi Corp.(c)	1,268,521
60,092	Science Applications International Corp.	3,225,739
64,549	Sonus Networks, Inc.(c)	520,910
110,455	Take-Two Interactive Software, Inc.(c)	3,488,169
185,377	Teradata Corp.(c)	6,879,341
127,016	TiVo, Inc.(c)	1,265,079
152,001	VeriSign, Inc.(b)(c)	10,782,951
49,336	WebMD Health Corp.(c)	2,150,063
674,021	Western Union Co. (The)	13,642,185
1,438,828	Xerox Corp.	15,855,885
1,225,091	Yahoo!, Inc.(c)	44,924,087
75,091	Zix Corp.(c)	366,444

		569,006,886

	Materials - 6.5%
6,663	AEP Industries, Inc.(c)	322,156
88,220	Ashland, Inc.	10,085,310
118,827	Avery Dennison Corp.	7,230,623
180,073	Ball Corp.	12,216,152
307,235	CF Industries Holdings, Inc.	18,188,312
87,695	Chemtura Corp.(c)	2,405,474
24,877	Clearwater Paper Corp.(c)	1,464,011
429,395	Graphic Packaging Holding Co.	6,483,865
14,082	Handy & Harman Ltd.(c)	416,827
22,397	Kaiser Aluminum Corp.	1,891,427
610,735	Monsanto Co.	62,227,789
454,231	Mosaic Co. (The)	19,504,679
40,405	Myers Industries, Inc.	611,328
16,246	NewMarket Corp.	6,461,197
116,435	PolyOne Corp.	3,990,227
121,650	Sherwin-Williams Co. (The)	33,789,504

		187,288,881

	Utilities - 0.3%
486,080	Calpine Corp.(c)	8,895,264

	Total Common Stocks and Other Equity Interests (Cost $2,630,023,687)	2,881,636,837

	Money Market Fund - 0.0%
1,556,353	Invesco Premier Portfolio – Institutional Class, 0.07%(e) (Cost $1,556,353)	1,556,353

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $2,631,580,040)-100.0%	2,883,193,190

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.9%
25,437,864	Invesco Liquid Assets Portfolio - Institutional Class, 0.11%(e)(f) (Cost $25,437,864)	25,437,864

Schedule of Investments(a)

Total Investments (Cost $2,657,017,904)(g)-100.9%	$2,908,631,054
Other assets less liabilities-(0.9)%	(27,059,204)

Net Assets-100.0%	$2,881,571,850

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2015.
(c)	Non-income producing security.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. REIT is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended July 31, 2015.

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unreal- ized Apprec- iation (Deprec- iation)	Real- ized Gain (Loss)	Value July 31, 2015	Divid- end Income
Invesco Mortgage Capital, Inc. REIT	$2,502,438	$16,097	$(40,905)	$(159,229)	$(2,066)	$2,316,335	$73,123

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$24,611,267	$(24,611,267)	$—

*	Amount does not include excess collateral received, if any.

(g)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,674,233,401. The net unrealized appreciation was $234,397,653, which consisted of aggregate gross unrealized appreciation of $333,065,914 and aggregate gross unrealized depreciation of $98,668,261.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dividend Achievers™ Portfolio (PFM)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 8.3%
3,647	Aaron’s, Inc.	$134,866
17,704	Best Buy Co., Inc.	571,662
1,202	Cracker Barrel Old Country Store, Inc.	182,572
6,321	Darden Restaurants, Inc.	466,237
21,090	Gap, Inc. (The)	769,363
7,648	Genuine Parts Co.	680,290
6,255	Hasbro, Inc.	492,519
2,474	John Wiley & Sons, Inc., Class A	131,147
6,923	Leggett & Platt, Inc.	330,989
47,820	Lowe’s Cos., Inc.	3,316,795
48,162	McDonald’s Corp.	4,809,457
1,887	Meredith Corp.	90,425
276	NACCO Industries, Inc., Class A	14,012
34,278	NIKE, Inc., Class B	3,949,511
3,339	Polaris Industries, Inc.	457,643
20,792	Ross Stores, Inc.	1,105,303
32,082	Target Corp.	2,625,912
6,490	Tiffany & Co.	621,093
34,187	TJX Cos., Inc. (The)	2,386,936
21,354	VF Corp.	1,646,180
21,727	Yum! Brands, Inc.	1,906,762

		26,689,674

	Consumer Staples - 23.8%
98,813	Altria Group, Inc.	5,373,451
1,427	Andersons, Inc. (The)	53,227
31,172	Archer-Daniels-Midland Co.	1,478,176
6,336	Brown-Forman Corp., Class B	686,886
7,216	Bunge Ltd.	576,198
1,952	Casey’s General Stores, Inc.	199,524
6,576	Church & Dwight Co., Inc.	567,706
6,591	Clorox Co. (The)	737,797
219,010	Coca-Cola Co. (The)	8,996,931
45,452	Colgate-Palmolive Co.	3,091,645
22,107	Costco Wholesale Corp.	3,212,147
56,695	CVS Health Corp.	6,376,487
10,556	Flowers Foods, Inc.	228,643
29,951	General Mills, Inc.	1,743,448
13,268	Hormel Foods Corp.	785,598
939	J & J Snack Foods Corp.	111,140
6,013	J.M. Smucker Co. (The)	671,592
17,732	Kellogg Co.	1,173,326
18,295	Kimberly-Clark Corp.	2,103,376
1,375	Lancaster Colony Corp.	128,164
5,819	McCormick & Co., Inc.	477,216
2,946	Nu Skin Enterprises, Inc., Class A	116,809
74,166	PepsiCo, Inc.	7,145,894
136,319	Procter & Gamble Co. (The)	10,455,667
26,732	Reynolds American, Inc.	2,293,338
29,835	Sysco Corp.	1,083,309
1,922	Tootsie Roll Industries, Inc., Class A	62,407
1,135	Universal Corp.	64,752
5,869	Vector Group Ltd.	148,603
54,807	Walgreens Boots Alliance, Inc.	5,296,000

162,070	Wal-Mart Stores, Inc.	$11,665,799

		77,105,256

	Energy - 11.6%
3,728	Alliance Resource Partners LP	91,783
6,396	Buckeye Partners LP	479,508
94,488	Chevron Corp.	8,360,298
61,951	ConocoPhillips	3,118,613
100,064	Enterprise Products Partners LP	2,834,813
27,582	EOG Resources, Inc.	2,129,055
155,052	Exxon Mobil Corp.	12,281,669
5,004	Genesis Energy LP	222,127
5,409	Helmerich & Payne, Inc.	312,316
2,947	Holly Energy Partners LP	91,711
11,427	Magellan Midstream Partners LP	804,461
8,942	Murphy Oil Corp.	293,208
38,595	Occidental Petroleum Corp.	2,709,369
10,489	ONEOK, Inc.	396,379
19,960	Plains All American Pipeline LP	833,330
12,328	Sunoco Logistics Partners LP	461,314
3,207	TC Pipelines LP	183,761
37,633	Williams Cos., Inc. (The)	1,974,980

		37,578,695

	Financials - 6.4%
16,410	ACE Ltd.	1,784,916
21,801	Aflac, Inc.	1,396,354
3,872	American Equity Investment Life Holding Co.	114,379
3,413	Assurant, Inc.	254,610
5,071	Axis Capital Holdings Ltd.	291,887
780	BancFirst Corp.	49,616
4,360	Bank of the Ozarks, Inc.	192,363
7,077	Brown & Brown, Inc.	236,726
11,544	Chubb Corp. (The)	1,435,266
8,258	Cincinnati Financial Corp.	455,924
4,851	Commerce Bancshares, Inc.	228,434
2,049	Community Bank System, Inc.	78,333
879	Community Trust Bancorp, Inc.	30,774
3,174	Cullen/Frost Bankers, Inc.	229,956
6,823	Digital Realty Trust, Inc. REIT	438,514
5,929	Eaton Vance Corp., Non-Voting	227,436
4,233	Equity Lifestyle Properties, Inc. REIT	245,006
2,321	Erie Indemnity Co., Class A	200,325
3,284	Essex Property Trust, Inc. REIT	738,604
3,451	Federal Realty Investment Trust REIT	472,062
651	First Financial Corp.	21,600
31,080	Franklin Resources, Inc.	1,415,694
4,809	HCC Insurance Holdings, Inc.	371,062
23,198	HCP, Inc. REIT	896,371
17,618	Health Care REIT, Inc. REIT	1,222,161
576	Infinity Property & Casualty Corp.	44,646
21,642	Invesco Ltd.(b)	835,381
13,752	McGraw Hill Financial, Inc.	1,399,266
2,771	Mercury General Corp.	156,423
1,888	National Health Investors, Inc. REIT	123,192
6,733	National Retail Properties, Inc. REIT	250,266
13,123	Old Republic International Corp.	219,548
9,181	OMEGA Healthcare Investors, Inc. REIT	332,903
15,532	People’s United Financial, Inc.	252,706
3,519	Prosperity Bancshares, Inc.	192,102
11,684	Realty Income Corp. REIT	564,220
2,314	RenaissanceRe Holdings Ltd.	248,292
2,170	RLI Corp.	119,849
8,348	SEI Investments Co.	445,032
1,273	Southside Bancshares, Inc.	34,778
2,121	StanCorp Financial Group, Inc.	241,836
13,093	T. Rowe Price Group, Inc.	1,009,863
4,815	Tanger Factory Outlet Centers, Inc. REIT	156,391

Schedule of Investments(a)

752	Tompkins Financial Corp.	$40,646
2,300	UMB Financial Corp.	126,086
3,490	United Bankshares, Inc.	141,450
668	Universal Health Realty Income Trust REIT	32,712
1,336	Urstadt Biddle Properties, Inc., Class A REIT	25,518
6,273	W.R. Berkley Corp.	349,532
1,284	Westamerica Bancorp.	62,890
433	Westwood Holdings Group, Inc.	26,015
5,243	WP Carey, Inc. REIT	320,819

		20,780,735

	Health Care - 9.6%
74,805	Abbott Laboratories	3,791,865
11,038	AmerisourceBergen Corp.	1,167,269
10,521	Becton, Dickinson and Co.	1,600,770
3,731	C.R. Bard, Inc.	733,701
16,623	Cardinal Health, Inc.	1,412,623
131,920	Johnson & Johnson	13,219,703
71,605	Medtronic PLC	5,613,116
3,171	Owens & Minor, Inc.	111,492
7,349	Perrigo Co. PLC	1,412,478
19,014	Stryker Corp.	1,944,562
3,615	West Pharmaceutical Services, Inc.	216,430

		31,224,009

	Industrials - 13.6%
31,873	3M Co.	4,823,660
3,821	A.O. Smith Corp.	274,424
2,813	ABM Industries, Inc.	92,716
2,401	Brady Corp., Class A	56,471
7,328	C.H. Robinson Worldwide, Inc.	514,059
3,270	Carlisle Cos., Inc.	331,120
30,334	Caterpillar, Inc.	2,385,162
5,748	Cintas Corp.	491,454
2,520	CLARCOR, Inc.	151,628
2,914	Crane Co.	155,025
49,643	CSX Corp.	1,552,833
16,776	Deere & Co.	1,586,506
6,861	Donaldson Co., Inc.	230,530
8,059	Dover Corp.	516,340
33,580	Emerson Electric Co.	1,737,765
9,611	Expeditors International of Washington, Inc.	450,468
14,770	Fastenal Co.	618,272
14,258	FedEx Corp.	2,444,106
2,393	Franklin Electric Co., Inc.	69,062
16,518	General Dynamics Corp.	2,462,999
1,320	Gorman-Rupp Co. (The)	33,845
2,948	Graco, Inc.	210,753
3,592	Healthcare Services Group, Inc.	125,397
18,475	Illinois Tool Works, Inc.	1,652,958
4,482	ITT Corp.	170,316
5,857	J.B. Hunt Transport Services, Inc.	492,691
4,138	L-3 Communications Holdings, Inc.	477,773
3,798	Lincoln Electric Holdings, Inc.	229,969
593	Lindsay Corp.	49,735
15,816	Lockheed Martin Corp.	3,275,494
1,656	Matthews International Corp., Class A	89,176
1,314	McGrath RentCorp	33,323
1,883	MSA Safety, Inc.	97,257
2,432	MSC Industrial Direct Co., Inc., Class A	173,304
3,094	Nordson Corp.	229,296
15,318	Norfolk Southern Corp.	1,291,767
9,737	Northrop Grumman Corp.	1,684,598
6,968	Parker Hannifin Corp.	785,642
1,899	Raven Industries, Inc.	36,898
15,332	Raytheon Co.	1,672,568
2,251	Regal Beloit Corp.	156,287

17,654	Republic Services, Inc.	$750,825
6,787	Robert Half International, Inc.	373,489
10,986	Rollins, Inc.	318,594
5,051	Roper Technologies, Inc.	844,881
2,679	Ryder System, Inc.	242,503
7,724	Stanley Black & Decker, Inc.	814,805
927	Tennant Co.	55,444
2,797	Toro Co. (The)	191,119
44,730	United Technologies Corp.	4,486,866
1,184	Valmont Industries, Inc.	131,696
270	VSE Corp.	12,798
3,363	W.W. Grainger, Inc.	769,152
22,992	Waste Management, Inc.	1,175,581

		44,081,400

	Information Technology - 10.8%
15,754	Analog Devices, Inc.	918,931
23,592	Automatic Data Processing, Inc.	1,881,934
727	Badger Meter, Inc.	42,762
577	Cass Information Systems, Inc.	30,350
2,099	FactSet Research Systems, Inc.	347,720
5,242	Harris Corp.	434,771
49,479	International Business Machines Corp.	8,015,103
4,109	Jack Henry & Associates, Inc.	287,055
12,032	Linear Technology Corp.	493,312
14,270	Maxim Integrated Products, Inc.	485,751
178	Mesa Laboratories, Inc.	18,430
10,166	Microchip Technology, Inc.	435,511
281,913	Microsoft Corp.	13,165,337
81,910	QUALCOMM, Inc.	5,274,185
52,275	Texas Instruments, Inc.	2,612,705
12,998	Xilinx, Inc.	542,667

		34,986,524

	Materials - 4.4%
10,791	Air Products & Chemicals, Inc.	1,537,825
3,794	Airgas, Inc.	387,064
5,637	Albemarle Corp.	305,525
3,145	AptarGroup, Inc.	213,200
4,896	Bemis Co., Inc.	218,215
1,692	Compass Minerals International, Inc.	135,360
14,961	Ecolab, Inc.	1,732,633
2,533	H.B. Fuller Co.	101,472
4,064	International Flavors & Fragrances, Inc.	469,758
23,923	Monsanto Co.	2,437,514
16,035	Nucor Corp.	707,785
13,660	PPG Industries, Inc.	1,480,471
14,487	Praxair, Inc.	1,653,546
3,275	Royal Gold, Inc.	165,126
6,694	RPM International, Inc.	313,748
4,682	Sherwin-Williams Co. (The)	1,300,472
3,041	Silgan Holdings, Inc.	162,602
5,070	Sonoco Products Co.	209,290
1,120	Stepan Co.	54,891
4,082	Valspar Corp. (The)	339,949
6,676	Westlake Chemical Corp.	417,050

		14,343,496

	Telecommunication Services - 5.8%
260,930	AT&T, Inc.	9,064,708
806	Atlantic Tele-Network, Inc.	57,016
5,068	Telephone & Data Systems, Inc.	149,050
204,930	Verizon Communications, Inc.	9,588,675

		18,859,449

	Utilities - 5.7%
6,026	AGL Resources, Inc.	289,730
5,677	Alliant Energy Corp.	349,192
1,898	American States Water Co.	73,168
4,667	AmeriGas Partners LP	214,262
8,897	Aqua America, Inc.	226,340

Schedule of Investments(a)

5,076	Atmos Energy Corp.	$280,703
3,129	Avista Corp.	103,320
2,252	Black Hills Corp.	93,818
2,406	California Water Service Group	51,801
765	Chesapeake Utilities Corp.	39,336
14,716	Consolidated Edison, Inc.	935,790
29,820	Dominion Resources, Inc.	2,138,094
34,747	Duke Energy Corp.	2,578,922
16,371	Edison International	982,424
15,961	Eversource Energy	793,581
2,177	Laclede Group, Inc. (The)	117,797
9,787	MDU Resources Group, Inc.	190,944
1,742	MGE Energy, Inc.	69,122
4,242	National Fuel Gas Co.	229,365
4,300	New Jersey Resources Corp.	124,270
22,316	NextEra Energy, Inc.	2,347,643
1,373	Northwest Natural Gas Co.	59,437
3,958	Piedmont Natural Gas Co., Inc.	150,444
33,570	PPL Corp.	1,067,862
8,829	Questar Corp.	195,474
7,181	SCANA Corp.	393,519
1,022	SJW Corp.	30,507
3,440	South Jersey Industries, Inc.	83,386
45,637	Southern Co. (The)	2,041,343
8,667	UGI Corp.	316,692
4,152	Vectren Corp.	174,799
11,330	WEC Energy Group, Inc.	555,170
6,644	Westar Energy, Inc.	250,147
2,499	WGL Holdings, Inc.	139,694
25,471	Xcel Energy, Inc.	883,080

		18,571,176

	Total Investments (Cost $268,248,494)(c)-100.0%	324,220,414
	Other assets less liabilities-0.0%	81,901

	Net Assets-100.0%	$324,302,315

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended July 31, 2015.

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2015	Dividend Income
Invesco Ltd.	$921,802	$9,366	$(32,715)	$(60,416)	$(2,656)	$835,381	$6,009

(c)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $271,450,866. The net unrealized appreciation was $52,769,548, which consisted of aggregate gross unrealized appreciation of $61,364,826 and aggregate gross unrealized depreciation of $8,595,278.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Financial Preferred Portfolio (PGF)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests - 98.4%
	Banks - 71.0%
544,329	Bank of America Corp., 6.20%, Series D(b)	$13,869,503
74,697	Bank of America Corp., 6.38%, Series 3	1,913,737
825,727	Bank of America Corp., 6.50%, Series Y	21,369,815
975,334	Bank of America Corp., 6.63%, Series W	25,456,217
724,113	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)(b)	18,595,222
801,844	Barclays Bank PLC, 7.10%, Series 3 (United Kingdom)	20,928,128
591,497	Barclays Bank PLC, 7.75%, Series 4 (United Kingdom)	15,497,221
2,192,740	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	57,581,352
115,962	BB&T Corp., 5.20%, Series G	2,780,769
1,599,317	BB&T Corp., 5.63%, Series E	39,663,062
380,954	BB&T Corp., 5.85%	9,702,898
644,709	Citigroup, Inc., 5.80%, Series C(b)	16,104,831
1,010,113	Citigroup, Inc., 6.88%, Series K	27,697,298
787,043	Citigroup, Inc., 7.13%, Series J	21,997,852
367,016	Fifth Third Bancorp, 6.63%, Series I(b)	10,302,139
283,043	First Niagara Financial Group, Inc., 8.63%, Series B	7,712,922
4,010,497	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	104,433,342
1,393,103	HSBC Holdings PLC, 8.13% (United Kingdom)	36,596,816
331,276	HSBC USA, Inc., 6.50%, Series H	8,467,415
662,517	ING Groep NV, 6.13% (Netherlands)	16,861,058
155,070	ING Groep NV, 6.20% (Netherlands)	3,986,850
1,207,569	ING Groep NV, 6.38% (Netherlands)(b)	30,913,766
812,664	JPMorgan Chase & Co., 5.45%, Series P	19,633,962
1,208,175	JPMorgan Chase & Co., 5.50%, Series O(b)	29,237,835
1,000,822	JPMorgan Chase & Co., 6.10%, Series AA(b)	24,850,410
1,078,843	JPMorgan Chase & Co., 6.13%, Series Y	26,949,498
835,600	JPMorgan Chase & Co., 6.15%, Series BB(c)	20,890,000
106,904	JPMorgan Chase & Co., 6.30%, Series W	2,737,811
527,667	JPMorgan Chase & Co., 6.70%, Series T	13,956,792
268,071	KKR Financial Holdings LLC, 7.38%, Series A	7,085,117
1,552,585	PNC Financial Services Group, Inc. (The), 6.13%, Series P	42,773,717
425,370	Regions Financial Corp., 6.38%, Series A	10,914,994
395,189	Regions Financial Corp., 6.38%, Series B	10,429,038
436,729	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	10,699,860
116,622	Royal Bank of Scotland Group PLC, 6.13%, Series R (United Kingdom)	2,920,215
415,974	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)(b)	10,503,343
187,574	Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	4,736,244
399,539	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	10,088,360
306,232	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)(b)	7,738,483

920,480	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	$23,472,240
353,597	SunTrust Banks, Inc., 5.88%, Series E(b)	8,875,285
790,557	U.S. Bancorp, 5.15%, Series H(b)	19,581,306
403,476	U.S. Bancorp, 6.00%, Series G	10,853,504
991,322	U.S. Bancorp, 6.50%, Series F	28,421,202
49,590	Wells Fargo & Co., 5.13%, Series O	1,200,078
906,554	Wells Fargo & Co., 5.20%	22,156,180
420,463	Wells Fargo & Co., 5.25%, Series P(b)	10,486,347
1,282,086	Wells Fargo & Co., 5.85%	33,013,715
493,624	Wells Fargo & Co., 6.00%, Series T	12,626,902
160,345	Wells Fargo & Co., 6.63%	4,457,591
17,140	Wells Fargo & Co., 7.50%, Series L	20,432,765
1,693,576	Wells Fargo & Co., 8.00%, Series J	48,266,916

		1,012,421,923

	Capital Markets - 14.8%
455,867	Bank of New York Mellon Corp. (The), 5.20%	11,259,915
400,636	Charles Schwab Corp. (The), 6.00%, Series B	10,368,460
381,000	Charles Schwab Corp. (The), 6.00%, Series C(c)	9,578,340
805,295	Goldman Sachs Group, Inc. (The), 5.50%, Series J	20,003,528
880,369	Goldman Sachs Group, Inc. (The), 5.95%(b)	22,044,440
578,161	Goldman Sachs Group, Inc. (The), 6.20%, Series B(b)	14,737,324
354,574	Goldman Sachs Group, Inc. (The), 6.38%, Series K	9,424,577
582,558	Morgan Stanley, 6.38%, Series I	14,977,566
333,461	Morgan Stanley, 6.63%, Series G	8,736,678
736,291	Morgan Stanley, 6.88%, Series F	20,005,026
789,134	Morgan Stanley, 7.13%, Series E	22,079,969
310,486	Northern Trust Corp., 5.85%, Series C	7,963,966
530,353	State Street Corp., 5.25%, Series C	13,200,486
593,202	State Street Corp., 5.90%, Series D	15,405,456
460,269	State Street Corp., 6.00%	11,755,270

		211,541,001

	Consumer Finance - 5.0%
531,837	Ally Financial, Inc., 8.50%, Series A	13,843,717
759,003	Capital One Financial Corp., 6.00%, Series B	19,172,416
337,843	Capital One Financial Corp., 6.25%, Series C(b)	8,739,999
239,925	Capital One Financial Corp., 6.70%, Series D	6,475,576
455,741	Discover Financial Services, 6.50%, Series B	12,008,775
472,446	HSBC Finance Corp., 6.36%, Series B	12,009,577

		72,250,060

	Insurance - 7.6%
675,810	Aegon NV, 6.38% (Netherlands)	17,118,267
233,070	Aegon NV, 6.50% (Netherlands)	5,992,230
295,538	Allstate Corp. (The), 5.63%	7,497,799
110,540	Allstate Corp. (The), 6.25%, Series F	2,878,462
602,701	Allstate Corp. (The), 6.63%, Series E	16,007,739
268,093	Allstate Corp. (The), 6.75%, Series C	7,217,064
256,284	Arch Capital Group Ltd., 6.75%, Series C	6,796,652
220,522	Aspen Insurance Holdings Ltd., 5.95%	5,645,363
310,008	Axis Capital Holdings Ltd., 6.88%, Series C	8,261,713
92,561	PartnerRe Ltd., 5.88%, Series F	2,404,735
389,573	PartnerRe Ltd., 7.25%, Series E	10,756,110
291,074	Prudential PLC, 6.50% (United Kingdom)	7,573,745
174,712	Prudential PLC, 6.75% (United Kingdom)(b)	4,540,765
238,620	RenaissanceRe Holdings Ltd., 5.38%, Series E	5,846,190

		108,536,834

Schedule of Investments(a)

	Total Preferred Stocks and Other Equity Interests (Cost $1,317,900,004)	$1,404,749,818

	Money Market Fund - 2.2%
31,048,914	Invesco Premier Portfolio – Institutional Class, 0.07%(d) (Cost $31,048,914)	31,048,914

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,348,948,918)-100.6%	1,435,798,732

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.7%
23,949,680	Invesco Liquid Assets Portfolio - Institutional Class, 0.11%(d)(e) (Cost $23,949,680)	23,949,680

	Total Investments (Cost $1,372,898,598)(f) -102.3%	1,459,748,412
	Other assets less liabilities-(2.3)%	(33,228,515)

	Net Assets-100.0%	$1,426,519,897

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2015.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$23,754,649	$(23,754,649)	$-

*	Amount does not include excess collateral received, if any.

(f)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,381,258,961. The net unrealized appreciation was $78,489,451, which consisted of aggregate gross unrealized appreciation of $97,906,836 and aggregate gross unrealized depreciation of $19,417,385.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	23.5%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares High Yield Equity Dividend Achievers™ Portfolio (PEY)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 1.8%
45,599	Lockheed Martin Corp.	$9,443,553

	Banks - 9.8%
262,187	Community Bank System, Inc.	10,023,409
105,896	Cullen/Frost Bankers, Inc.	7,672,165
758,037	People’s United Financial, Inc.	12,333,262
247,385	United Bankshares, Inc.	10,026,514
201,092	Westamerica Bancorp.(b)	9,849,486

		49,904,836

	Beverages - 1.7%
205,576	Coca-Cola Co. (The)	8,445,062

	Commercial Services & Supplies - 1.6%
344,073	Brady Corp., Class A	8,092,597

	Diversified Telecommunication Services - 5.2%
431,909	AT&T, Inc.	15,004,518
247,072	Verizon Communications, Inc.	11,560,499

		26,565,017

	Electric Utilities - 8.5%
142,525	Duke Energy Corp.	10,578,205
317,890	PPL Corp.	10,112,081
285,140	Southern Co. (The)	12,754,312
269,524	Westar Energy, Inc.	10,147,579

		43,592,177

	Electrical Equipment - 1.4%
140,140	Emerson Electric Co.	7,252,245

	Energy Equipment & Services - 1.6%
142,998	Helmerich & Payne, Inc.	8,256,704

	Food & Staples Retailing - 1.7%
236,731	Sysco Corp.	8,595,703

	Food Products - 3.5%
146,737	General Mills, Inc.	8,541,561
137,808	Kellogg Co.	9,118,755

		17,660,316

	Gas Utilities - 7.4%
202,622	AGL Resources, Inc.	9,742,066
161,585	Laclede Group, Inc. (The)	8,743,364
238,632	Northwest Natural Gas Co.	10,330,379
238,454	Piedmont Natural Gas Co., Inc.(b)	9,063,637

		37,879,446

	Hotels, Restaurants & Leisure - 4.0%
141,884	Darden Restaurants, Inc.	10,465,364
101,147	McDonald’s Corp.	10,100,539

		20,565,903

	Household Products - 3.5%
79,482	Kimberly-Clark Corp.	9,138,046
116,929	Procter & Gamble Co. (The)	8,968,454

		18,106,500

	Insurance - 9.1%
192,746	Cincinnati Financial Corp.	$10,641,507
110,232	Erie Indemnity Co., Class A	9,514,124
220,263	Mercury General Corp.	12,433,846
849,010	Old Republic International Corp.	14,203,937

		46,793,414

	Machinery - 1.6%
106,557	Caterpillar, Inc.	8,378,577

	Media - 1.7%
176,879	Meredith Corp.	8,476,042

	Metals & Mining - 1.6%
183,877	Nucor Corp.	8,116,331

	Multi-Utilities - 8.0%
325,064	Avista Corp.	10,733,613
172,068	Consolidated Edison, Inc.	10,941,804
454,887	MDU Resources Group, Inc.	8,874,846
192,826	SCANA Corp.	10,566,865

		41,117,128

	Oil, Gas & Consumable Fuels - 12.2%
111,762	Chevron Corp.	9,888,702
199,481	ConocoPhillips	10,041,874
106,857	Exxon Mobil Corp.	8,464,143
130,501	Occidental Petroleum Corp.	9,161,170
347,393	ONEOK, Inc.	13,127,981
226,506	Williams Cos., Inc. (The)	11,887,035

		62,570,905

	Personal Products - 1.2%
150,397	Nu Skin Enterprises, Inc., Class A	5,963,241

	Semiconductors & Semiconductor Equipment - 1.7%
252,273	Maxim Integrated Products, Inc.	8,587,373

	Tobacco - 11.2%
215,583	Altria Group, Inc.	11,723,404
126,038	Reynolds American, Inc.	10,812,800
215,251	Universal Corp.	12,280,070
885,117	Vector Group Ltd.(b)	22,411,162

		57,227,436

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $488,126,522)-100.0%	511,590,506

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.0%
10,043,127	Invesco Liquid Assets Portfolio - Institutional Class, 0.11% (c)(d) (Cost $10,043,127)	10,043,127

	Total Investments (Cost $498,169,649)(e)-102.0%	521,633,633
	Other assets less liabilities-(2.0)%	(10,067,659)

	Net Assets-100.0%	$511,565,974

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2015.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$9,861,340	$(9,861,340)	$-

*	Amount does not include excess collateral received, if any.

(e)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $502,992,067. The net unrealized appreciation was $18,641,566, which consisted of aggregate gross unrealized appreciation of $43,857,052 and aggregate gross unrealized depreciation of $25,215,486.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Dividend Achievers™ Portfolio (PID)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 6.4%
688,200	BHP Billiton Ltd. ADR(a)	$26,406,234
765,765	BHP Billiton PLC ADR(a)	28,141,864
1,252,000	Westpac Banking Corp. ADR(a)	31,913,480

		86,461,578

	Belgium - 1.2%
132,220	Anheuser-Busch InBev NV ADR	15,806,901

	Brazil - 0.9%
623,556	Ultrapar Participacoes SA ADR	12,782,898

	Canada - 14.7%
627,690	BCE, Inc.	25,823,167
144,689	Canadian National Railway Co.	9,032,934
457,917	Canadian Natural Resources Ltd.	11,164,016
332,932	Enbridge, Inc.	14,502,518
166,530	Franco-Nevada Corp.(a)	6,751,126
163,917	Imperial Oil Ltd.	6,068,207
136,773	Magna International, Inc.	7,434,980
386,817	Ritchie Bros. Auctioneers, Inc.(a)	10,451,795
757,735	Rogers Communications, Inc., Class B	26,581,344
1,097,434	Shaw Communications, Inc., Class B	23,265,601
604,897	Suncor Energy, Inc.	17,033,900
650,206	TELUS Corp.	22,217,539
501,078	TransCanada Corp.	19,496,945

		199,824,072

	Colombia - 1.4%
480,161	Bancolombia SA ADR	18,534,215

	Denmark - 0.6%
126,224	Novo Nordisk A/S, Class B ADR	7,442,167

	France - 1.5%
364,516	Sanofi ADR	19,680,219

	Germany - 0.4%
130,209	Fresenius Medical Care AG & Co. KGaA ADR(a)	5,325,548

	India - 2.8%
86,519	Axis Bank Ltd. GDR(b)	3,923,637
52,955	HDFC Bank Ltd. ADR	3,308,099
753,689	ICICI Bank Ltd. ADR	7,589,648
648,956	Infosys Ltd. ADR	10,973,846
187,354	Larsen & Toubro Ltd. GDR(b)	5,161,603
225,081	Reliance Industries Ltd. GDR(b)	7,011,273

		37,968,106

	Ireland - 0.1%
5,620	Shire PLC ADR	1,499,472

	Israel - 1.0%
205,425	Teva Pharmaceutical Industries Ltd. ADR	14,178,433

	Italy - 0.5%
96,739	Luxottica Group SpA ADR	$6,986,491

	Japan - 2.4%
360,262	Honda Motor Co. Ltd. ADR	12,234,498
342,880	Nippon Telegraph & Telephone Corp. ADR	13,245,454
99,743	ORIX Corp. ADR	7,435,841

		32,915,793

	Kazakhstan - 1.3%
2,012,913	KazMunaiGas Exploration Production JSC GDR(b)	17,733,764

	Mexico - 0.6%
452,140	America Movil SAB de CV, Series L ADR	8,762,473

	Netherlands - 0.2%
33,261	ASML Holding NV(a)	3,298,493

	Norway - 2.0%
1,626,006	Statoil ASA ADR(a)	27,495,761

	Russia - 6.5%
629,243	LUKOIL PJSC ADR	26,050,660
275,885	Magnit PJSC GDR(b)	14,966,761
115,977	NovaTek OAO GDR(b)	11,568,706
9,481,005	Rosneft Oil Co. OAO GDR(b)	36,596,679

		89,182,806

	South Africa - 2.0%
786,610	Sasol Ltd. ADR	27,122,313

	Sweden - 1.3%
1,704,478	Telefonaktiebolaget LM Ericsson, Class B ADR	18,289,049

	Switzerland - 3.0%
683,281	ABB Ltd. ADR(a)	13,856,939
139,341	Novartis AG ADR	14,456,629
155,412	Syngenta AG ADR(a)	12,798,178

		41,111,746

	United Kingdom - 23.1%
1,682,763	AMEC Foster Wheeler PLC ADR(a)	21,387,918
64,087	ARM Holdings PLC ADR	3,014,653
803,050	Barclays PLC ADR(a)	14,438,839
207,538	British American Tobacco PLC ADR(a)	24,697,022
211,638	BT Group PLC ADR	15,292,962
149,669	Diageo PLC ADR	16,809,325
711,234	GlaxoSmithKline PLC ADR	30,896,005
612,448	HSBC Holdings PLC ADR	27,603,031
242,628	Intercontinental Hotels Group PLC ADR	10,149,129
1,081,980	Pearson PLC ADR	20,189,747
166,861	Pentair PLC	10,146,817
257,958	Prudential PLC ADR(a)	12,191,095
603,204	Rio Tinto PLC ADR(a)	23,295,739
259,862	Smith & Nephew PLC ADR	9,617,493
423,762	Unilever NV	18,997,251
395,419	Unilever PLC ADR	17,924,343
659,421	Vodafone Group PLC ADR	24,912,925
114,267	WPP PLC ADR(a)	13,156,702

		314,720,996

	United States - 26.1%
122,013	Accenture PLC, Class A	12,580,760
126,497	ACE Ltd.	13,759,079
275,002	Allied World Assurance Co. Holdings AG	11,621,585
203,946	Axis Capital Holdings Ltd.	11,739,132

Schedule of Investments

596,899	Brookfield Infrastructure Partners LP(a)	$24,986,192
87,578	Bunge Ltd.	6,993,103
83,937	Core Laboratories NV(a)	9,202,013
223,883	Eaton Corp. PLC	13,562,832
2,401,016	Ensco PLC, Class A	39,808,845
513,170	Garmin Ltd.	21,506,955
354,664	Invesco Ltd.(c)	13,690,030
223,370	Lazard Ltd., Class A	12,376,932
1,357,890	Maiden Holdings Ltd.	22,459,501
1,150,160	OFG Bancorp(a)	9,270,290
7,017	Perrigo Co. PLC	1,348,667
61,888	RenaissanceRe Holdings Ltd.	6,640,582
1,251,590	Teekay LNG Partners LP(a)	34,431,241
2,382,184	Teekay Offshore Partners LP(a)	41,187,961
1,305,770	Textainer Group Holdings Ltd.(a)	29,588,748
459,481	Thomson Reuters Corp.	18,586,007

		355,340,455

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,392,079,658)-100.0%	1,362,463,749

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 9.4%
128,243,439	Invesco Liquid Assets Portfolio - Institutional Class, 0.11% (d)(e) (Cost $128,243,439)	128,243,439

	Total Investments (Cost $1,520,323,097)(f) -109.4%	1,490,707,188
	Other assets less liabilities-(9.4)%	(127,693,777)

	Net Assets-100.0%	$1,363,013,411

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2015.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2015 was $96,962,423, which represented 7.11% of the Fund’s Net Assets.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended July 31, 2015.

	Value April 30, 2015	Purch0 ases at Cost	Proc- eeds from Sales	Change in Unreal- ized Apprec- iation (Deprec- iation)	Real- ized Gain (Loss)	Value July 31, 2015	Divid- end Income
Invesco Ltd.	$14,328,131	$853,200	$(509,198)	$(977,439)	$(4,664)	$13,690,030	$93,630

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$125,347,591	$(125,347,591)	$-

*	Amount does not include excess collateral received, if any.

(f)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,546,306,589. The net unrealized depreciation was $55,599,401, which consisted of aggregate gross unrealized appreciation of $121,916,947 and aggregate gross unrealized depreciation of $177,516,348.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Biotechnology - 93.7%
489,406	Acorda Therapeutics, Inc.(b)	$16,815,990
166,917	Alexion Pharmaceuticals, Inc.(b)	32,956,093
113,794	Alnylam Pharmaceuticals, Inc.(b)	14,500,769
175,016	Amgen, Inc.	30,906,075
1,949,943	Array BioPharma, Inc.(b)(c)	11,329,169
68,888	Biogen, Inc.(b)	21,960,117
217,791	BioMarin Pharmaceutical, Inc.(b)	31,856,290
566,327	Dyax Corp.(b)	13,937,308
468,205	Emergent Biosolutions, Inc.(b)	15,371,170
243,592	Gilead Sciences, Inc.	28,709,753
859,774	Halozyme Therapeutics, Inc.(b)	20,067,125
1,661,145	ImmunoGen, Inc.(b)(c)	29,933,833
248,280	Incyte Corp.(b)	25,890,638
500,572	Insys Therapeutics, Inc.(b)(c)	22,485,694
221,584	Isis Pharmaceuticals, Inc.(b)	12,171,609
2,879,743	MannKind Corp.(b)(c)	12,354,097
112,965	Medivation, Inc.(b)	11,898,603
751,491	Momenta Pharmaceuticals, Inc.(b)	16,337,414
439,384	Myriad Genetics, Inc.(b)(c)	14,991,782
340,106	Neurocrine Biosciences, Inc.(b)	17,046,113
843,726	OPKO Health, Inc.(b)(c)	13,811,795
2,233,095	PDL BioPharma, Inc.(c)	12,996,613
53,355	Regeneron Pharmaceuticals, Inc.(b)	29,540,529
365,972	Repligen Corp.(b)	12,812,680
1,217,720	Sangamo BioSciences, Inc.(b)	11,142,138
346,183	Seattle Genetics, Inc.(b)	16,571,780
81,196	United Therapeutics Corp.(b)	13,751,355
213,173	Vertex Pharmaceuticals, Inc.(b)	28,778,355

		540,924,887

	Health Care Equipment - 2.7%
533,133	Cardiovascular Systems, Inc.(b)	15,908,689

	Pharmaceuticals - 3.5%
919,106	Sucampo Pharmaceuticals, Inc., Class A(b)	20,027,320

	Total Common Stocks (Cost $473,868,401)	576,860,896

	Money Market Fund - 0.1%
301,515	Invesco Premier Portfolio – Institutional Class, 0.07%(d) (Cost $301,515)	301,515

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $474,169,916)-100.0%	577,162,411

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 11.1%
63,903,229	Invesco Liquid Assets Portfolio - Institutional Class, 0.11%(d)(e) (Cost $63,903,229)	63,903,229

Total Investments (Cost $538,073,145)(f)-111.1%	$641,065,640
Other assets less liabilities-(11.1)%	(63,975,429)

Net Assets-100.0%	$577,090,211

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$62,505,764	$(62,505,764)	$-

*	Amount does not include excess collateral received, if any.

(f)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $540,278,764. The net unrealized appreciation was $100,786,876, which consisted of aggregate gross unrealized appreciation of $127,559,979 and aggregate gross unrealized depreciation of $26,773,103.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Building & Construction Portfolio (PKB)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Building Products - 24.7%
20,454	A.O. Smith Corp.	$1,469,006
28,438	American Woodmark Corp.(b)	1,870,083
27,173	Apogee Enterprises, Inc.	1,499,406
65,471	Continental Building Products, Inc.(b)	1,390,604
58,367	Fortune Brands Home & Security, Inc.	2,787,024
34,467	Owens Corning	1,545,845
28,854	Trex Co., Inc.(b)	1,309,106
26,373	Universal Forest Products, Inc.	1,674,686

		13,545,760

	Construction & Engineering - 16.7%
65,034	Comfort Systems USA, Inc.	1,797,540
25,356	Dycom Industries, Inc.(b)	1,675,017
32,180	EMCOR Group, Inc.	1,539,169
40,726	Granite Construction, Inc.	1,385,499
33,750	Jacobs Engineering Group, Inc.(b)	1,421,550
76,241	KBR, Inc.	1,331,930

		9,150,705

	Construction Machinery & Heavy Trucks - 1.9%
29,107	Oshkosh Corp.	1,063,570

	Construction Materials - 12.8%
76,924	Headwaters, Inc.(b)	1,462,325
17,963	Martin Marietta Materials, Inc.	2,816,958
29,764	Vulcan Materials Co.	2,709,119

		6,988,402

	Distributors - 2.8%
22,028	Pool Corp.	1,551,212

	Forest Products - 7.4%
41,197	Boise Cascade Co.(b)	1,366,916
22,622	Deltic Timber Corp.	1,468,168
80,708	Louisiana-Pacific Corp.(b)	1,189,636

		4,024,720

	Home Furnishings - 5.3%
14,341	Mohawk Industries, Inc.(b)	2,891,002

	Home Improvement Retail - 10.0%
24,023	Home Depot, Inc. (The)	2,811,412
38,249	Lowe’s Cos., Inc.	2,652,950

		5,464,362

	Homebuilding - 2.9%
1,073	NVR, Inc.(b)	1,598,813

	Industrial Conglomerates - 2.7%
14,725	Carlisle Cos., Inc.	1,491,053

	Industrial Machinery - 4.4%
38,917	Ingersoll-Rand PLC	2,389,504

	Office Services & Supplies - 3.2%
67,813	Interface, Inc.	1,761,104

	Specialty Stores - 5.2%
30,717	Tractor Supply Co.	2,841,937

	Total Common Stocks (Cost $47,417,995)	54,762,144

	Money Market Fund - 0.1%
66,715	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $66,715)	$66,715

	Total Investments (Cost $47,484,710)(d)-100.1%	54,828,859
	Other assets less liabilities-(0.1)%	(76,119)

	Net Assets-100.0%	$54,752,740

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $48,061,299. The net unrealized appreciation was $6,767,560, which consisted of aggregate gross unrealized appreciation of $8,248,308 and aggregate gross unrealized depreciation of $1,480,748.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Oil & Gas Exploration & Production - 49.9%
583,639	BreitBurn Energy Partners LP	$1,768,426
61,901	Carrizo Oil & Gas, Inc.(b)	2,360,285
26,880	Cimarex Energy Co.	2,798,745
89,391	ConocoPhillips	4,499,943
421,297	Denbury Resources, Inc.	1,659,910
87,280	Devon Energy Corp.	4,313,378
44,869	Energen Corp.	2,476,769
64,183	EOG Resources, Inc.	4,954,286
236,118	EP Energy Corp., Class A(b)	1,976,308
36,499	EQT Corp.	2,804,948
84,307	Hess Corp.	4,974,956
209,357	Marathon Oil Corp.	4,398,590
71,444	Murphy Oil Corp.	2,342,649
182,860	Oasis Petroleum, Inc.(b)	1,760,942
56,036	Range Resources Corp.	2,204,456
59,345	SM Energy Co.	2,199,919
240,881	WPX Energy, Inc.(b)	2,095,665

		49,590,175

	Oil & Gas Refining & Marketing - 50.1%
176,118	Alon USA Energy, Inc.	3,277,556
152,503	Alon USA Partners LP	3,348,966
80,107	CVR Energy, Inc.	3,062,491
158,497	CVR Refining LP	3,279,303
82,011	Delek US Holdings, Inc.	2,925,332
74,549	HollyFrontier Corp.	3,597,735
110,041	Marathon Petroleum Corp.	6,015,941
127,096	Northern Tier Energy LP	3,177,400
136,182	Par Petroleum Corp.(b)	2,452,638
71,947	Phillips 66	5,719,786
35,084	Tesoro Corp.	3,415,077
96,091	Valero Energy Corp.	6,303,570
70,599	Western Refining, Inc.	3,117,652

		49,693,447

	Total Common Stocks and Other Equity Interests (Cost $109,983,413)	99,283,622

	Money Market Fund - 0.0%
27,747	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $27,747)	27,747

	Total Investments (Cost $110,011,160)(d)-100.0%	99,311,369
	Other assets less liabilities-(0.0)%	(6,605)

	Net Assets-100.0%	$99,304,764

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $113,750,985. The net unrealized depreciation was $14,439,616, which consisted of aggregate gross unrealized appreciation of $6,287,558 and aggregate gross unrealized depreciation of $20,727,174.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agricultural Products - 12.1%
170,570	Archer-Daniels-Midland Co.	$8,088,429
53,123	Bunge Ltd.	4,241,872
130,634	Fresh Del Monte Produce, Inc.	5,162,656
59,986	Ingredion, Inc.	5,290,765

		22,783,722

	Food Distributors - 7.4%
157,295	SpartanNash Co.	5,066,472
242,589	Sysco Corp.	8,808,407

		13,874,879

	Food Retail - 17.7%
154,868	Fresh Market, Inc. (The)(b)	4,723,474
100,594	Ingles Markets, Inc., Class A	4,655,490
247,653	Kroger Co. (The)	9,717,904
556,858	SUPERVALU, Inc.(b)	5,134,231
113,900	Weis Markets, Inc.	4,803,163
119,230	Whole Foods Market, Inc.	4,339,972

		33,374,234

	Packaged Foods & Meats - 39.6%
86,736	Cal-Maine Foods, Inc.	4,697,622
101,718	Campbell Soup Co.	5,015,714
127,352	ConAgra Foods, Inc.	5,611,129
266,941	Dean Foods Co.	4,751,550
160,545	General Mills, Inc.	9,345,324
131,314	Kraft Heinz Co. (The)	10,435,524
216,750	Mondelez International, Inc., Class A	9,781,927
192,223	Pilgrim’s Pride Corp.	4,159,706
116,656	Pinnacle Foods, Inc.	5,243,687
1,433	Seaboard Corp.(b)	4,979,675
164,615	Snyders-Lance, Inc.	5,353,280
159,957	Tootsie Roll Industries, Inc., Class A	5,193,804

		74,568,942

	Restaurants - 11.0%
45,252	Domino’s Pizza, Inc.	5,151,488
71,562	Papa John’s International, Inc.	5,407,225
173,491	Starbucks Corp.	10,050,333

		20,609,046

	Soft Drinks - 12.2%
43,296	Coca-Cola Bottling Co. Consolidated	7,013,952
64,158	Dr Pepper Snapple Group, Inc.	5,146,755
70,825	Monster Beverage Corp.(b)	10,875,178

		23,035,885

	Total Investments
	(Cost $173,327,634)(c)-100.0%	188,246,708
	Other assets less liabilities-0.0%	9,299

	Net Assets-100.0%	$188,256,007

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $174,227,955. The net unrealized appreciation was $14,018,753, which consisted of aggregate gross unrealized appreciation of $18,787,018 and aggregate gross unrealized depreciation of $4,768,265.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Airlines - 30.7%
75,397	Alaska Air Group, Inc.	$5,711,323
210,881	American Airlines Group, Inc.	8,456,328
208,178	Delta Air Lines, Inc.	9,230,612
201,224	Hawaiian Holdings, Inc.(b)	4,370,585
241,747	JetBlue Airways Corp.(b)	5,555,346
329,301	SkyWest, Inc.	5,453,225
241,160	Southwest Airlines Co.	8,729,992
163,675	United Continental Holdings, Inc.(b)	9,229,633

		56,737,044

	Cable & Satellite - 5.4%
62,014	AMC Networks, Inc., Class A(b)	5,222,819
116,150	Starz, Class A(b)	4,698,268

		9,921,087

	Casinos & Gaming - 2.7%
131,827	Pinnacle Entertainment, Inc.(b)	5,075,339

	Catalog Retail - 2.7%
174,246	Liberty Interactive Corp. QVC Group, Series A(b)	5,061,846

	Hotels, Resorts & Cruise Lines - 14.1%
156,709	Diamond Resorts International, Inc.(b)	4,911,260
308,530	Hilton Worldwide Holdings, Inc.(b)	8,284,031
114,566	Marriott International, Inc., Class A	8,318,637
55,207	Marriott Vacations Worldwide Corp.	4,615,305

		26,129,233

	Internet Retail - 5.6%
45,438	Expedia, Inc., Class A	5,517,991
432,443	Orbitz Worldwide, Inc.(b)	4,877,957

		10,395,948

	Leisure Facilities - 5.3%
99,746	Six Flags Entertainment Corp.	4,652,154
46,980	Vail Resorts, Inc.	5,153,236

		9,805,390

	Movies & Entertainment - 5.3%
80,955	Walt Disney Co. (The)	9,714,600

	Restaurants - 28.2%
88,324	Brinker International, Inc.	5,290,608
74,361	Darden Restaurants, Inc.	5,484,867
154,083	Dave & Buster’s Entertainment, Inc.(b)	5,978,420
467,271	Denny’s Corp.(b)	5,495,107
44,852	Domino’s Pizza, Inc.	5,105,952
138,731	Habit Restaurants, Inc. (The), Class A(b)	4,121,698
56,142	Jack in the Box, Inc.	5,333,490
70,931	Papa John’s International, Inc.	5,359,546
171,959	Starbucks Corp.	9,961,585

		52,131,273

	Total Common Stocks (Cost $174,065,056)	184,971,760

	Money Market Fund - 0.1%
148,292	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $148,292)	148,292

	Total Investments (Cost $174,213,348)(d)-100.1%	185,120,052
	Other assets less liabilities-(0.1)%	(147,412)

	Net Assets-100.0%	$184,972,640

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $174,416,639. The net unrealized appreciation was $10,703,413, which consisted of aggregate gross unrealized appreciation of $18,885,029 and aggregate gross unrealized depreciation of $8,181,616.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Media Portfolio (PBS)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Advertising - 11.1%
419,938	Clear Channel Outdoor Holdings, Inc., Class A	$4,056,601
230,946	Interpublic Group of Cos., Inc. (The)	4,919,150
296,040	National CineMedia, Inc.	4,588,620
63,275	Omnicom Group, Inc.	4,624,137

		18,188,508

	Broadcasting - 16.2%
140,081	CBS Corp., Class B	7,490,131
295,483	Gray Television, Inc.(b)	4,990,708
82,896	Nexstar Broadcasting Group, Inc., Class A	4,754,915
70,376	Scripps Networks Interactive, Inc., Class A	4,404,130
164,807	TEGNA, Inc.	4,800,828

		26,440,712

	Cable & Satellite - 25.5%
60,007	AMC Networks, Inc., Class A(b)	5,053,789
192,408	Cablevision Systems Corp., Class A	5,429,754
26,343	Charter Communications, Inc., Class A(b)	4,896,110
122,134	DISH Network Corp., Class A(b)	7,891,078
1,221,740	Sirius XM Holdings, Inc.(b)	4,838,090
112,391	Starz, Class A(b)	4,546,216
47,796	Time Warner Cable, Inc.	9,081,718

		41,736,755

	Catalog Retail - 6.2%
70,272	HSN, Inc.	5,165,695
168,606	Liberty Interactive Corp. QVC Group, Series A(b)	4,898,004

		10,063,699

	Internet Retail - 2.2%
739,172	Groupon, Inc., Class A(b)	3,562,809

	Internet Software & Services - 9.1%
15,854	Google, Inc., Class A(b)	10,424,005
102,743	WebMD Health Corp.(b)	4,477,540

		14,901,545

	Movies & Entertainment - 15.8%
102,342	Time Warner, Inc.	9,010,190
129,274	Viacom, Inc., Class B	7,368,618
78,336	Walt Disney Co. (The)	9,400,320

		25,779,128

	Publishing - 11.0%
89,316	Meredith Corp.	4,280,023
339,274	New York Times Co. (The), Class A	4,485,202
106,095	Scholastic Corp.	4,571,634
209,503	Time, Inc.	4,676,107

		18,012,966

	Research & Consulting Services - 2.9%
38,216	IHS, Inc., Class A(b)	4,778,146

	Total Common Stocks (Cost $156,183,403)	163,464,268

	Money Market Fund - 0.1%
120,350	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $120,350)	120,350

	Total Investments (Cost $156,303,753)(d)-100.1%	163,584,618
	Other assets less liabilities-(0.1)%	(151,608)

	Net Assets-100.0%	$163,433,010

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $156,827,295. The net unrealized appreciation was $6,757,323, which consisted of aggregate gross unrealized appreciation of $12,634,843 and aggregate gross unrealized depreciation of $5,877,520.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Networking Portfolio (PXQ)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Application Software - 5.6%
11,855	Citrix Systems, Inc.(b)	$896,357
16,242	SolarWinds, Inc.(b)	647,893

		1,544,250

	Communications Equipment - 49.3%
11,024	Arista Networks, Inc.(b)	931,197
62,329	Brocade Communications Systems, Inc.	639,495
31,953	Ciena Corp.(b)	813,204
48,207	Cisco Systems, Inc.	1,370,043
24,726	CommScope Holding, Inc.(b)	775,655
6,132	F5 Networks, Inc.(b)	822,546
35,192	Finisar Corp.(b)	612,693
37,340	Infinera Corp.(b)	893,920
50,825	Juniper Networks, Inc.	1,444,446
23,948	Motorola Solutions, Inc.	1,440,712
24,869	NETGEAR, Inc.(b)	832,863
8,336	Palo Alto Networks, Inc.(b)	1,549,079
13,970	Plantronics, Inc.	811,378
57,216	Polycom, Inc.(b)	651,118

		13,588,349

	Electronic Components - 5.1%
24,767	Amphenol Corp., Class A	1,397,106

	Internet Software & Services - 3.3%
12,143	LogMeIn, Inc.(b)	893,482

	Systems Software - 30.4%
19,591	Barracuda Networks, Inc.(b)	537,577
46,402	CA, Inc.	1,351,922
16,678	Check Point Software Technologies Ltd. (Israel)(b)	1,347,082
12,393	CyberArk Software Ltd. (Israel)(b)	732,798
19,239	Fortinet, Inc.(b)	918,470
25,055	Gigamon, Inc.(b)	673,478
29,654	Infoblox, Inc.(b)	696,869
13,034	Proofpoint, Inc.(b)	843,300
18,927	Qualys, Inc.(b)	699,542
28,930	VASCO Data Security International, Inc.(b)	589,883

		8,390,921

	Technology Hardware, Storage & Peripherals - 6.4%
10,845	Apple, Inc.	1,315,499
49,658	QLogic Corp.(b)	440,466

		1,755,965

	Total Common Stocks (Cost $23,959,106)	27,570,073

	Money Market Fund - 0.2%
68,513	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $68,513)	68,513

	Total Investments (Cost $24,027,619)(d)-100.3%	27,638,586
	Other assets less liabilities-(0.3)%	(73,109)

	Net Assets-100.0%	$27,565,477

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $24,093,159. The net unrealized appreciation was $3,545,427, which consisted of aggregate gross unrealized appreciation of $4,673,990 and aggregate gross unrealized depreciation of $1,128,563.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Oil & Gas Drilling - 27.5%
59,915	Atwood Oceanics, Inc.	$1,246,232
60,764	Diamond Offshore Drilling, Inc.	1,333,770
46,306	Helmerich & Payne, Inc.	2,673,708
124,988	Nabors Industries Ltd.	1,451,111
110,064	Noble Corp. PLC	1,315,265
91,266	Patterson-UTI Energy, Inc.	1,504,520
85,828	Rowan Cos. PLC, Class A	1,478,816
154,792	Seadrill Ltd. (Norway)	1,379,197
97,802	Transocean Ltd.	1,296,854
119,171	Transocean Partners LLC	1,590,933

		15,270,406

	Oil & Gas Equipment & Services - 65.7%
52,434	Baker Hughes, Inc.	3,049,037
65,846	Cameron International Corp.(b)	3,322,589
15,693	Core Laboratories NV	1,720,424
24,392	Dril-Quip, Inc.(b)	1,424,737
71,208	Exterran Partners LP	1,468,309
80,878	FMC Technologies, Inc.(b)	2,649,563
88,890	Forum Energy Technologies, Inc.(b)	1,358,239
93,016	Frank’s International NV	1,505,929
74,447	Halliburton Co.	3,111,140
117,650	Helix Energy Solutions Group, Inc.(b)	984,731
82,857	Hornbeck Offshore Services, Inc.(b)	1,507,997
68,711	National Oilwell Varco, Inc.	2,894,794
217,403	Newpark Resources, Inc.(b)	1,571,824
45,097	Oil States International, Inc.(b)	1,357,871
37,236	Schlumberger Ltd.	3,083,886
79,843	Superior Energy Services, Inc.	1,357,331
75,125	Tidewater, Inc.	1,467,191
244,565	Weatherford International PLC(b)	2,611,954

		36,447,546

	Oil & Gas Storage & Transportation - 6.7%
273,123	Teekay Tankers Ltd., Class A	1,958,292
192,843	Tsakos Energy Navigation Ltd.	1,758,728

		3,717,020

	Total Common Stocks and Other Equity Interests (Cost $76,022,210)	55,434,972

	Money Market Fund - 0.2%
85,024	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $85,024)	85,024

	Total Investments (Cost $76,107,234)(d)-100.1%	55,519,996
	Other assets less liabilities-(0.1)%	(54,499)

	Net Assets-100.0%	$55,465,497

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $78,527,086. The net unrealized depreciation was $23,007,090, which consisted of aggregate gross unrealized appreciation of $331,427 and aggregate gross unrealized depreciation of $23,338,517.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 27.4%
658,681	Amgen, Inc.	$116,316,478
259,258	Biogen, Inc.(b)	82,646,265
674,541	Celgene Corp.(b)	88,533,506
916,764	Gilead Sciences, Inc.	108,049,805
876,115	Ligand Pharmaceuticals, Inc.(b)	94,848,210
8,577,112	Novavax, Inc.(b)	103,439,971

		593,834,235

	Health Care Equipment - 7.6%
1,588,362	Abbott Laboratories	80,514,070
2,133,239	Baxter International, Inc.	85,500,219

		166,014,289

	Pharmaceuticals - 65.0%
1,681,781	Akorn, Inc.(b)	77,546,922
335,476	Allergan PLC(b)	111,092,877
1,593,275	Bristol-Myers Squibb Co.	104,582,571
3,700,581	Depomed, Inc.(b)(c)	116,568,301
978,377	Eli Lilly & Co.	82,682,640
873,035	Hospira, Inc.(b)	78,092,981
1,642,085	Impax Laboratories, Inc.(b)	79,575,439
1,027,813	Johnson & Johnson	102,997,141
1,387,627	Lannett Co., Inc.(b)	82,702,569
2,721,928	Medicines Co. (The)(b)	85,441,320
1,690,347	Merck & Co., Inc.	99,662,859
1,062,842	Mylan NV(b)	59,508,524
3,888,870	Omeros Corp.(b)(c)(d)	62,610,807
405,634	Perrigo Co. PLC	77,962,855
2,961,878	Pfizer, Inc.	106,805,321
1,757,608	Prestige Brands Holdings, Inc.(b)	83,697,293

		1,411,530,420

	Total Common Stocks (Cost $1,699,324,802)	2,171,378,944

	Money Market Fund - 0.0%
43,415	Invesco Premier Portfolio – Institutional Class, 0.07%(e) (Cost $43,415)	43,415

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,699,368,217)-100.0%	2,171,422,359

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.0%
43,485,750	Invesco Liquid Assets Portfolio - Institutional Class, 0.11%(e)(f) (Cost $43,485,750)	43,485,750

	Total Investments (Cost $1,742,853,967)(g)-102.0%	2,214,908,109
	Other assets less liabilities-(2.0)%	(44,084,914)

	Net Assets-100.0%	$2,170,823,195

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated Investments. The Investment Company Act of 1940, as amended defines “affiliated person” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the three months ended July 31, 2015.

	Value April 30, 2015	Purch- ases at Cost	Proceeds from Sales	Change in Unreal- ized Apprec- iation (Deprec- iation)	Real- ized Gain (Loss)	Value July 31, 2015	Divid- end Income
Depomed, Inc.	$68,663,799	$18,689,121	$(1,445,096)	$30,141,708	$518,769	$116,568,301	$ -
Omeros Corp.	62,468,093	16,799,776	(1,072,379)	(15,502,037)	(82,646)	62,610,807	-

Total Investments in Affiliates	$131,131,892	$35,488,897	$(2,517,475)	$14,639,671	$436,123	$179,179,108	$ -

(d)	All or a portion of this security was out on loan at July 31, 2015.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$42,431,550	$(42,431,550)	$-

*	Amount does not include excess collateral received, if any.

(g)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,753,324,282. The net unrealized appreciation was $461,583,827, which consisted of aggregate gross unrealized appreciation of $505,830,269 and aggregate gross unrealized depreciation of $44,246,442.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Retail Portfolio (PMR)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Apparel Retail - 20.8%
41,798	American Eagle Outfitters, Inc.	$741,915
18,349	Cato Corp. (The), Class A	704,785
10,462	Children’s Place, Inc. (The)	605,750
19,747	DSW, Inc., Class A	642,172
38,788	Express, Inc.(b)	738,524
10,826	Foot Locker, Inc.	763,774
14,499	L Brands, Inc.	1,170,359

		5,367,279

	Automotive Retail - 10.9%
8,039	Asbury Automotive Group, Inc.(b)	709,844
5,714	O’Reilly Automotive, Inc.(b)	1,373,131
13,257	Penske Automotive Group, Inc.	715,878

		2,798,853

	Computer & Electronics Retail - 2.4%
22,619	Rent-A-Center, Inc.	605,963

	Drug Retail - 10.8%
12,252	CVS Health Corp.	1,377,982
14,614	Walgreens Boots Alliance, Inc.	1,412,151

		2,790,133

	Food Retail - 18.4%
21,550	Fresh Market, Inc. (The)(b)	657,275
13,998	Ingles Markets, Inc., Class A	647,827
34,462	Kroger Co. (The)	1,352,289
40,487	Smart & Final Stores, Inc.(b)	704,474
77,489	SUPERVALU, Inc.(b)	714,449
15,850	Weis Markets, Inc.	668,394

		4,744,708

	Forest Products - 2.5%
19,307	Boise Cascade Co.(b)	640,606

	General Merchandise Stores - 5.0%
15,814	Target Corp.	1,294,376

	Home Improvement Retail - 5.1%
11,258	Home Depot, Inc. (The)	1,317,524

	Homefurnishing Retail - 5.0%
19,532	Aaron’s, Inc.	722,293
21,965	Select Comfort Corp.(b)	571,969

		1,294,262

	Hypermarkets & Super Centers - 8.1%
8,797	Costco Wholesale Corp.	1,278,204
8,391	PriceSmart, Inc.	813,172

		2,091,376

	Internet Software & Services - 2.7%
10,169	Stamps.com, Inc.(b)	697,594

	Specialty Stores - 8.2%
8,925	Outerwall, Inc.	632,069
7,852	Tractor Supply Co.	726,467
4,483	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	744,312

		2,102,848

	Total Common Stocks (Cost $25,053,737)	25,745,522

	Money Market Fund - 0.3%
68,891	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $68,891)	$68,891

	Total Investments (Cost $25,122,628)(d)-100.2%	25,814,413
	Other assets less liabilities-(0.2)%	(63,749)

	Net Assets-100.0%	$25,750,664

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $25,240,531. The net unrealized appreciation was $573,882, which consisted of aggregate gross unrealized appreciation of $1,444,066 and aggregate gross unrealized depreciation of $870,184.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Semiconductors Portfolio (PSI)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Communications Equipment - 2.9%
39,404	InterDigital, Inc.	$2,130,574

	Semiconductor Equipment - 16.4%
81,008	Advanced Energy Industries, Inc.(b)	2,121,599
341,763	Amkor Technology, Inc.(b)	1,507,175
205,545	Brooks Automation, Inc.	2,168,500
28,090	Lam Research Corp.	2,159,278
61,270	MKS Instruments, Inc.	2,175,085
109,237	Teradyne, Inc.	2,103,905

		12,235,542

	Semiconductors - 80.7%
86,703	Altera Corp.	4,305,671
25,612	Ambarella, Inc.(b)	2,967,662
62,329	Analog Devices, Inc.	3,635,651
74,503	Broadcom Corp., Class A	3,770,597
115,979	Fairchild Semiconductor International, Inc.(b)	1,746,644
51,203	Freescale Semiconductor Ltd.(b)	2,041,464
97,672	Integrated Device Technology, Inc.(b)	1,866,512
122,917	Intel Corp.	3,558,447
48,286	Linear Technology Corp.	1,979,726
60,545	M/A-COM Technology Solutions Holdings, Inc.(b)	2,040,972
65,874	Maxim Integrated Products, Inc.	2,242,351
151,655	Micron Technology, Inc.(b)	2,807,134
63,489	Microsemi Corp.(b)	2,091,328
42,316	Monolithic Power Systems, Inc.	2,188,160
104,400	NVIDIA Corp.	2,082,780
37,730	NXP Semiconductors NV (Netherlands)(b)	3,659,433
85,696	OmniVision Technologies, Inc.(b)	2,092,696
174,235	ON Semiconductor Corp.(b)	1,850,376
254,439	PMC-Sierra, Inc.(b)	1,732,730
41,676	Silicon Laboratories, Inc.(b)	1,875,003
38,732	Skyworks Solutions, Inc.	3,705,490
75,742	Texas Instruments, Inc.	3,785,585
48,719	Xilinx, Inc.	2,034,018

		60,060,430

	Total Common Stocks (Cost $79,698,864)	74,426,546

	Money Market Fund - 0.1%
96,202	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $96,202)	96,202

	Total Investments (Cost $79,795,066)(d)-100.1%	74,522,748
	Other assets less liabilities-(0.1)%	(85,014)

	Net Assets-100.0%	$74,437,734

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $80,152,982. The net unrealized depreciation was $5,630,234, which consisted of aggregate gross unrealized appreciation of $1,941,622 and aggregate gross unrealized depreciation of $7,571,856.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Software Portfolio (PSJ)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Application Software - 46.8%
36,400	Aspen Technology, Inc.(b)	$1,615,432
30,392	Blackbaud, Inc.	1,858,775
24,642	Ellie Mae, Inc.(b)	1,933,165
32,155	Guidewire Software, Inc.(b)	1,898,753
27,423	Intuit, Inc.	2,900,531
28,403	Manhattan Associates, Inc.(b)	1,841,082
59,667	Mentor Graphics Corp.	1,556,712
8,853	MicroStrategy, Inc., Class A(b)	1,804,684
44,819	Paycom Software, Inc.(b)	1,434,208
43,072	Qlik Technologies, Inc.(b)	1,742,693
39,260	salesforce.com, inc.(b)	2,877,758
26,436	SS&C Technologies Holdings, Inc., Class A	1,798,441
31,227	Synopsys, Inc.(b)	1,587,580
36,190	Workday, Inc., Class A(b)	3,051,903

		27,901,717

	Data Processing & Outsourced Services - 7.7%
49,949	CSG Systems International, Inc.	1,553,414
13,158	DST Systems, Inc.	1,436,196
59,713	Sabre Corp.	1,588,366

		4,577,976

	Health Care Technology - 15.2%
42,445	Cerner Corp.(b)	3,044,155
95,973	IMS Health Holdings, Inc.(b)	3,181,505
58,612	Inovalon Holdings, Inc., Class A(b)	1,416,066
26,856	Medidata Solutions, Inc.(b)	1,444,853

		9,086,579

	Home Entertainment Software - 5.5%
45,513	Electronic Arts, Inc.(b)	3,256,455

	Internet Software & Services - 6.0%
24,545	LogMeIn, Inc.(b)	1,806,021
65,706	Q2 Holdings, Inc.(b)	1,786,546

		3,592,567

	Semiconductor Equipment - 2.3%
40,412	Tessera Technologies, Inc.	1,400,680

	Systems Software - 16.5%
33,713	Check Point Software Technologies Ltd. (Israel)(b)	2,722,999
36,963	Red Hat, Inc.(b)	2,923,034
90,313	Rubicon Project, Inc. (The)(b)	1,574,156
13,761	Tableau Software, Inc., Class A(b)	1,441,327
58,480	VASCO Data Security International, Inc.(b)	1,192,407

		9,853,923

	Total Common Stocks (Cost $52,375,819)	59,669,897

	Money Market Fund - 0.1%
40,588	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $40,588)	40,588

	Total Investments (Cost $52,416,407)(d)-100.1%	59,710,485
	Other assets less liabilities-(0.1)%	(78,330)

	Net Assets-100.0%	$59,632,155

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $52,510,182. The net unrealized appreciation was $7,200,303, which consisted of aggregate gross unrealized appreciation of $8,345,062 and aggregate gross unrealized depreciation of $1,144,759.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Basic Materials Momentum Portfolio (PYZ)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Aluminum - 2.7%
22,762	Kaiser Aluminum Corp.	$1,922,251

	Commodity Chemicals - 8.6%
30,153	LyondellBasell Industries NV, Class A	2,829,256
52,433	Westlake Chemical Corp.	3,275,489

		6,104,745

	Diversified Chemicals - 8.3%
55,136	Dow Chemical Co. (The)	2,594,700
33,893	E.I. du Pont de Nemours & Co.	1,889,874
62,319	Olin Corp.(b)	1,432,714

		5,917,288

	Fertilizers & Agricultural Chemicals - 6.1%
114,710	American Vanguard Corp.	1,470,582
48,996	CF Industries Holdings, Inc.	2,900,563

		4,371,145

	Forest Products - 3.0%
143,723	Louisiana-Pacific Corp.(c)	2,118,477

	Industrial Gases - 4.1%
20,739	Air Products & Chemicals, Inc.	2,955,515

	Life Sciences Tools & Services - 2.6%
38,008	Cambrex Corp.(c)	1,871,894

	Oil & Gas Refining & Marketing - 2.2%
70,627	Green Plains, Inc.	1,585,576

	Paper Packaging - 3.3%
38,216	Avery Dennison Corp.	2,325,443

	Paper Products - 4.1%
60,654	International Paper Co.	2,903,507

	Specialized REITs - 3.0%
70,504	Weyerhaeuser Co. REIT	2,163,768

	Specialty Chemicals - 49.1%
34,206	A. Schulman, Inc.	1,273,490
28,630	Ashland, Inc.	3,272,982
62,131	Chemtura Corp.(c)	1,704,253
44,629	Cytec Industries, Inc.	3,312,811
21,538	Ecolab, Inc.	2,494,316
162,763	Ferro Corp.(c)	2,260,778
45,696	Innospec, Inc.	1,976,352
17,178	International Flavors & Fragrances, Inc.	1,985,605
6,345	NewMarket Corp.	2,523,470
76,234	PolyOne Corp.	2,612,539
25,550	PPG Industries, Inc.	2,769,109
20,119	Quaker Chemical Corp.	1,865,031
41,052	RPM International, Inc.	1,924,107
30,713	Sensient Technologies Corp.	2,100,462
36,026	Valspar Corp. (The)	3,000,245

		35,075,550

	Steel - 2.9%
102,789	Steel Dynamics, Inc.	2,058,864

	Total Common Stocks and Other Equity Interests (Cost $69,992,553)	71,374,023

	Money Market Fund - 0.1%
71,144	Invesco Premier Portfolio – Institutional Class, 0.07%(d) (Cost $71,144)	$71,144

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $70,063,697)-100.1%	71,445,167

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.5%
1,097,450	Invesco Liquid Assets Portfolio - Institutional Class, 0.11%(d)(e) (Cost $1,097,450)	1,097,450

	Total Investments (Cost $71,161,147)(f)-101.6%	72,542,617
	Other assets less liabilities-(1.6)%	(1,171,996)

	Net Assets-100.0%	$71,370,621

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2015.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$1,073,633	$(1,073,633)	$-

*	Amount does not include excess collateral received, if any.

(f)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $71,803,682. The net unrealized appreciation was $738,935, which consisted of aggregate gross unrealized appreciation of $4,431,821 and aggregate gross unrealized depreciation of $3,692,886.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Airlines - 2.6%
65,853	Hawaiian Holdings, Inc.(b)	$1,430,327
99,204	JetBlue Airways Corp.(b)	2,279,708

		3,710,035

	Apparel Retail - 5.6%
53,964	Foot Locker, Inc.	3,807,160
50,456	L Brands, Inc.	4,072,809

		7,879,969

	Apparel, Accessories & Luxury Goods - 12.3%
35,669	G-III Apparel Group Ltd.(b)	2,576,372
101,634	Hanesbrands, Inc.	3,153,703
58,890	Under Armour, Inc., Class A(b)	5,849,544
74,756	VF Corp.	5,762,940

		17,342,559

	Auto Parts & Equipment - 1.0%
23,679	Drew Industries, Inc.	1,389,010

	Automotive Retail - 13.2%
36,827	Asbury Automotive Group, Inc.(b)	3,251,824
5,209	AutoZone, Inc.(b)	3,651,197
27,764	Lithia Motors, Inc., Class A	3,323,073
34,906	O’Reilly Automotive, Inc.(b)	8,388,261

		18,614,355

	Broadcasting - 2.2%
53,024	Nexstar Broadcasting Group, Inc., Class A	3,041,457

	Cable & Satellite - 4.4%
16,643	Charter Communications, Inc., Class A(b)	3,093,268
77,490	Starz, Class A(b)	3,134,470

		6,227,738

	Casinos & Gaming - 1.3%
49,572	Pinnacle Entertainment, Inc.(b)	1,908,522

	Construction & Farm Machinery & Heavy Trucks -2.4%
27,120	WABCO Holdings, Inc.(b)	3,348,506

	Department Stores - 2.3%
48,101	Macy’s, Inc.	3,321,855

	Drug Retail - 3.6%
567,254	Rite Aid Corp.(b)	5,054,233

	Footwear - 6.0%
39,499	NIKE, Inc., Class B	4,551,075
26,112	Skechers U.S.A., Inc., Class A(b)	3,928,550

		8,479,625

	Home Entertainment Software - 2.8%
56,192	Electronic Arts, Inc.(b)	4,020,538

	Homefurnishing Retail - 3.2%
53,652	Williams-Sonoma, Inc.	4,542,178

	Hotels, Resorts & Cruise Lines - 5.3%
22,261	Marriott Vacations Worldwide Corp.	1,861,020
68,946	Wyndham Worldwide Corp.	5,689,424

		7,550,444

	Industrial Machinery - 1.9%
21,555	Middleby Corp. (The)(b)	$2,644,798

	Internet Retail - 2.7%
30,950	Expedia, Inc., Class A	3,758,568

	Internet Software & Services - 1.1%
25,933	comScore, Inc.(b)	1,517,080

	Leisure Facilities - 1.3%
39,173	Six Flags Entertainment Corp.	1,827,029

	Movies & Entertainment - 2.2%
25,614	Walt Disney Co. (The)	3,073,680

	Restaurants - 13.8%
66,983	Brinker International, Inc.	4,012,282
66,424	Domino’s Pizza, Inc.	7,561,708
27,889	Papa John’s International, Inc.	2,107,293
29,657	Popeyes Louisiana Kitchen, Inc.(b)	1,799,587
68,080	Starbucks Corp.	3,943,874

		19,424,744

	Specialty Stores - 8.8%
91,407	Sally Beauty Holdings, Inc.(b)	2,723,015
39,910	Signet Jewelers Ltd.	4,837,890
52,274	Tractor Supply Co.	4,836,390

		12,397,295

	Total Common Stocks
	(Cost $127,042,328)	141,074,218

	Money Market Fund - 0.1%
114,851	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $114,851)	114,851

	Total Investments (Cost $127,157,179)(d)-100.1%	141,189,069
	Other assets less liabilities-(0.1)%	(129,382)

	Net Assets-100.0%	$141,059,687

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $127,372,638. The net unrealized appreciation was $13,816,431, which consisted of aggregate gross unrealized appreciation of $15,340,031 and aggregate gross unrealized depreciation of $1,523,600.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Consumer Staples Momentum Portfolio (PSL)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Distillers & Vintners - 6.7%
42,283	Brown-Forman Corp., Class B	$4,583,900
46,929	Constellation Brands, Inc., Class A	5,632,419

		10,216,319

	Education Services - 2.2%
57,403	Bright Horizons Family Solutions, Inc.(b)	3,457,957

	Environmental & Facilities Services - 3.0%
158,165	Rollins, Inc.	4,586,785

	Food Retail - 6.7%
48,272	Casey’s General Stores, Inc.	4,934,122
136,728	Kroger Co. (The)	5,365,207

		10,299,329

	Health Care Facilities - 2.9%
71,762	VCA, Inc.(b)	4,415,516

	Health Care Services - 2.9%
29,586	Chemed Corp.	4,392,338

	Home Furnishings - 3.6%
72,856	Tempur Sealy International, Inc.(b)	5,504,271

	Household Appliances - 2.1%
36,731	Helen of Troy Ltd.(b)	3,224,247

	Household Products - 7.2%
77,157	Church & Dwight Co., Inc.	6,660,964
41,415	Spectrum Brands Holdings, Inc.	4,387,919

		11,048,883

	Housewares & Specialties - 7.5%
117,068	Jarden Corp.(b)	6,438,740
118,100	Newell Rubbermaid, Inc.	5,111,368

		11,550,108

	Industrial Machinery - 2.9%
26,831	Snap-on, Inc.	4,421,749

	Internet Retail - 2.9%
147,733	Nutrisystem, Inc.	4,439,377

	Internet Software & Services - 2.2%
49,790	Stamps.com, Inc.(b)	3,415,594

	Packaged Foods & Meats - 19.3%
65,890	Cal-Maine Foods, Inc.	3,568,602
119,279	Diamond Foods, Inc.(b)	3,853,905
83,427	Hain Celestial Group, Inc. (The)(b)	5,671,368
67,990	Hormel Foods Corp.	4,025,688
37,973	J & J Snack Foods Corp.	4,494,484
81,872	Pinnacle Foods, Inc.	3,680,146
83,755	WhiteWave Foods Co. (The)(b)	4,323,433

		29,617,626

	Personal Products - 4.7%
32,884	Edgewell Personal Care Co.	3,147,328
32,344	USANA Health Sciences, Inc.(b)	4,031,679

		7,179,007

	Soft Drinks - 8.2%
69,757	Dr Pepper Snapple Group, Inc.	5,595,906
45,520	Monster Beverage Corp.(b)	6,989,596

		12,585,502

	Specialized Consumer Services - 3.2%
160,054	Service Corp. International	$4,883,247

	Tobacco - 9.1%
134,722	Altria Group, Inc.	7,326,182
76,797	Reynolds American, Inc.	6,588,415

		13,914,597

	Trucking - 2.8%
12,150	AMERCO	4,366,345

	Total Common Stocks
	(Cost $141,605,496)	153,518,797

	Money Market Fund - 0.0%
67,011	Invesco Premier Portfolio – Institutional
	Class, 0.07%(c)
	(Cost $67,011)	67,011

	Total Investments
	(Cost $141,672,507)(d)-100.1%	153,585,808
	Other assets less liabilities-(0.1)%	(93,488)

	Net Assets-100.0%	$153,492,320

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $141,830,531. The net unrealized appreciation was $11,755,277, which consisted of aggregate gross unrealized appreciation of $12,357,774 and aggregate gross unrealized depreciation of $602,497.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Energy Momentum Portfolio (PXI)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Integrated Oil & Gas - 5.7%
48,078	Chevron Corp.	$4,253,941
51,013	Exxon Mobil Corp.	4,040,740

		8,294,681

	Oil & Gas Drilling - 3.9%
66,118	Helmerich & Payne, Inc.	3,817,654
510,861	Pioneer Energy Services Corp.(b)	1,869,751

		5,687,405

	Oil & Gas Equipment & Services - 7.7%
152,772	Era Group, Inc.(b)	2,586,430
151,151	Exterran Holdings, Inc.	3,747,033
1,118,688	McDermott International, Inc.(b)	4,922,227

		11,255,690

	Oil & Gas Exploration & Production - 40.2%
60,033	Anadarko Petroleum Corp.	4,463,453
134,764	Cabot Oil & Gas Corp.	3,525,426
84,829	Carrizo Oil & Gas, Inc.(b)	3,234,530
47,192	Cimarex Energy Co.	4,913,631
66,762	Concho Resources, Inc.(b)	7,114,159
85,739	ConocoPhillips	4,316,101
72,792	Diamondback Energy, Inc.(b)	4,898,902
59,622	EOG Resources, Inc.	4,602,222
278,735	Laredo Petroleum, Inc.(b)	2,388,759
150,429	Matador Resources Co.(b)	3,313,951
139,068	Newfield Exploration Co.(b)	4,560,040
284,227	Oasis Petroleum, Inc.(b)	2,737,106
53,825	Pioneer Natural Resources Co.	6,823,395
788,007	Rex Energy Corp.(b)	1,765,136

		58,656,811

	Oil & Gas Refining & Marketing - 25.9%
227,887	Alon USA Energy, Inc.	4,240,977
157,990	Delek US Holdings, Inc.	5,635,503
119,928	Marathon Petroleum Corp.	6,556,464
74,095	Phillips 66	5,890,553
93,553	Tesoro Corp.	9,106,449
96,997	Valero Energy Corp.	6,363,003

		37,792,949

	Oil & Gas Storage & Transportation - 16.6%
122,265	Cheniere Energy, Inc.(b)	8,432,617
118,695	Kinder Morgan, Inc.	4,111,595
65,052	SemGroup Corp., Class A	4,624,547
133,271	Williams Cos., Inc. (The)	6,994,062

		24,162,821

	Total Common Stocks (Cost $162,128,582)	145,850,357

	Money Market Fund - 0.1%
163,283	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $163,283)	163,283

	Total Investments (Cost $162,291,865)(d)-100.1%	146,013,640
	Other assets less liabilities-(0.1)%	(74,535)

	Net Assets-100.0%	$145,939,105

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $162,739,564. The net unrealized depreciation was $16,725,924, which consisted of aggregate gross unrealized appreciation of $9,470,809 and aggregate gross unrealized depreciation of $26,196,733.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Financial Momentum Portfolio (PFI)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Asset Management & Custody Banks - 5.9%
8,366	Ameriprise Financial, Inc.	$1,051,355
26,166	Invesco Ltd.(b)	1,010,008

		2,061,363

	Consumer Finance - 5.4%
7,924	Capital One Financial Corp.	644,221
1,872	Credit Acceptance Corp.(c)	449,673
14,352	Discover Financial Services	800,985

		1,894,879

	Data Processing & Outsourced Services - 4.0%
10,253	Broadridge Financial Solutions, Inc.	556,430
18,678	Total System Services, Inc.	863,297

		1,419,727

	Diversified Banks - 2.3%
13,668	Wells Fargo & Co.	790,967

	Diversified Capital Markets - 1.2%
9,096	HFF, Inc., Class A	416,961

	Diversified REITs - 2.4%
53,228	NorthStar Realty Finance Corp. REIT	851,648

	Health Care REITs - 1.9%
6,159	LTC Properties, Inc. REIT	270,195
6,204	National Health Investors, Inc. REIT	404,811

		675,006

	Industrial REITs - 1.3%
21,031	First Industrial Realty Trust, Inc. REIT	440,389

	Life & Health Insurance - 3.8%
12,497	Principal Financial Group, Inc.	693,709
10,499	Torchmark Corp.	646,843

		1,340,552

	Multi-line Insurance - 3.2%
12,798	American International Group, Inc.	820,608
8,202	Horace Mann Educators Corp.	289,038

		1,109,646

	Office REITs - 3.9%
10,370	Highwoods Properties, Inc. REIT	438,962
8,020	SL Green Realty Corp. REIT	923,423

		1,362,385

	Property & Casualty Insurance - 2.4%
12,000	Allstate Corp. (The)	827,400

	Real Estate Services - 3.2%
29,403	CBRE Group, Inc., Class A(c)	1,116,432

	Regional Banks - 11.1%
7,681	Bank of the Ozarks, Inc.	338,886
15,023	East West Bancorp, Inc.	672,429
70,014	Huntington Bancshares, Inc.	817,063
5,585	Pinnacle Financial Partners, Inc.	296,508
2,817	Signature Bank(c)	410,127
3,106	SVB Financial Group(c)	444,469
13,974	Webster Financial Corp.	540,235
11,334	Western Alliance Bancorp(c)	383,429

		3,903,146

	Residential REITs - 7.3%
17,749	Camden Property Trust REIT	$1,413,353
10,119	Equity Lifestyle Properties, Inc. REIT	585,687
8,029	Sun Communities, Inc. REIT	558,096

		2,557,136

	Retail REITs - 14.5%
13,297	Federal Realty Investment Trust REIT	1,818,897
11,397	Regency Centers Corp. REIT	729,066
10,910	Simon Property Group, Inc. REIT	2,042,570
13,795	Weingarten Realty Investors REIT	485,308

		5,075,841

	Specialized Finanece - 4.7%
8,089	MarketAxess Holdings, Inc.	791,104
7,648	Moody’s Corp.	844,569

		1,635,673

	Specialized REITs - 11.3%
23,006	CubeSmart REIT	601,837
18,571	Extra Space Storage, Inc. REIT	1,365,340
9,770	Public Storage REIT	2,004,609

		3,971,786

	Thrifts & Mortgage Finance - 10.2%
7,733	BofI Holding, Inc.(c)	949,999
139,859	MGIC Investment Corp.(c)	1,548,239
58,805	Radian Group, Inc.	1,085,541

		3,583,779

	Total Common Stocks and Other Equity Interests (Cost $32,459,154)	35,034,716

	Money Market Fund - 0.2%
60,093	Invesco Premier Portfolio – Institutional Class, 0.07%(d) (Cost $60,093)	60,093

	Total Investments (Cost $32,519,247)(e)-100.2%	35,094,809
	Other assets less liabilities-(0.2)%	(66,894)

	Net Assets-100.0%	$35,027,915

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended July 31, 2015.

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Apprecia tion	Realized Gain	Value July 31, 2015	Dividend Income
Invesco Ltd.	$1,114,653	$98,037	$(136,145)	$(87,419)	$20,882	$1,010,008	$6,699

(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(e)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $32,599,901. The net unrealized appreciation was $2,494,908, which consisted of aggregate gross unrealized appreciation of $3,086,005 and aggregate gross unrealized depreciation of $591,097.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Healthcare Momentum Portfolio (PTH)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 48.3%
121,429	ACADIA Pharmaceuticals, Inc.(b)	$5,926,949
24,728	Alnylam Pharmaceuticals, Inc.(b)	3,151,089
39,322	Anacor Pharmaceuticals, Inc.(b)	5,866,449
854,175	ARIAD Pharmaceuticals, Inc.(b)	6,970,068
40,793	BioMarin Pharmaceutical, Inc.(b)	5,966,792
46,538	Celgene Corp.(b)	6,108,112
36,108	Clovis Oncology, Inc.(b)	3,048,598
118,287	Exact Sciences Corp.(b)	2,847,168
802,787	Geron Corp.(b)	3,251,287
178,520	Halozyme Therapeutics, Inc.(b)	4,166,657
86,314	Incyte Corp.(b)	9,000,824
60,748	Insys Therapeutics, Inc.(b)	2,728,800
27,736	KYTHERA Biopharmaceuticals, Inc.(b)	2,066,887
55,775	Ligand Pharmaceuticals, Inc.(b)	6,038,202
112,384	Medivation, Inc.(b)	11,837,407
99,811	Neurocrine Biosciences, Inc.(b)	5,002,527
463,343	Novavax, Inc.(b)	5,587,917
26,410	Regeneron Pharmaceuticals, Inc.(b)	14,622,161
50,321	Repligen Corp.(b)	1,761,738
217,550	Sarepta Therapeutics, Inc.(b)	6,944,196
292,400	Synergy Pharmaceuticals, Inc.(b)	2,666,688
56,554	TESARO, Inc.(b)	3,280,132
31,435	United Therapeutics Corp.(b)	5,323,832

		124,164,480

	Health Care Equipment - 6.5%
291,689	Boston Scientific Corp.(b)	5,057,887
55,505	Cantel Medical Corp.	3,046,115
75,366	DexCom, Inc.(b)	6,379,732
52,800	Natus Medical, Inc.(b)	2,384,448

		16,868,182

	Health Care Facilities - 4.9%
64,405	Acadia Healthcare Co., Inc.(b)	5,138,231
79,266	HCA Holdings, Inc.(b)	7,372,530

		12,510,761

	Health Care Services - 0.9%
54,925	Amedisys, Inc.(b)	2,396,378

	Health Care Supplies - 6.6%
63,294	Cooper Cos., Inc. (The)	11,203,038
95,701	West Pharmaceutical Services, Inc.	5,729,619

		16,932,657

	Life Sciences Tools & Services - 4.4%
179,381	Affymetrix, Inc.(b)	1,966,016
43,126	Illumina, Inc.(b)	9,457,532

		11,423,548

	Managed Health Care - 15.8%
46,131	Aetna, Inc.	5,211,419
64,653	Centene Corp.(b)	4,534,115
76,956	Cigna Corp.	11,086,281
45,997	Health Net, Inc.(b)	3,075,359
38,799	Humana, Inc.	7,064,910
44,964	Molina Healthcare, Inc.(b)	3,391,635
51,602	UnitedHealth Group, Inc.	6,264,483

		40,628,202

	Pharmaceuticals - 12.6%
41,180	Allergan PLC(b)	13,636,757
186,853	Chelsea Therapeutics International Ltd.(b)	14,948
60,671	Endo International PLC(b)	5,311,139
81,055	Horizon Pharma PLC(b)	2,986,877
65,383	Impax Laboratories, Inc.(b)	3,168,460
96,800	Prestige Brands Holdings, Inc.(b)	4,609,616

121,108	Supernus Pharmaceuticals, Inc.(b)	$2,568,701

		32,296,498

	Total Common Stocks (Cost $219,634,167)	257,220,706

	Money Market Fund - 0.1%
142,088	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $142,088)	142,088

	Total Investments (Cost $219,776,255)(d)-100.1%	257,362,794
	Other assets less liabilities-(0.1)%	(235,043)

	Net Assets-100.0%	$257,127,751

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $220,639,573. The net unrealized appreciation was $36,723,221, which consisted of aggregate gross unrealized appreciation of $38,956,283 and aggregate gross unrealized depreciation of $2,233,062.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Industrials Momentum Portfolio (PRN)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Aerospace & Defense - 24.2%
33,913	Hexcel Corp.	$1,759,746
18,352	Huntington Ingalls Industries, Inc.	2,154,708
35,691	Lockheed Martin Corp.	7,391,606
33,318	Northrop Grumman Corp.	5,764,347
32,256	Raytheon Co.	3,518,807
34,602	Spirit Aerosystems Holdings, Inc., Class A(b)	1,948,093
108,799	TASER International, Inc.(b)	2,961,509
89,502	Textron, Inc.	3,911,237
30,940	TransDigm Group, Inc.(b)	7,001,722

		36,411,775

	Air Freight & Logistics - 0.8%
28,875	XPO Logistics, Inc.(b)	1,251,731

	Application Software - 1.4%
23,683	Fair Isaac Corp.	2,147,811

	Building Products - 6.7%
43,164	A.O. Smith Corp.	3,100,039
22,937	American Woodmark Corp.(b)	1,508,337
24,549	Apogee Enterprises, Inc.	1,354,614
14,417	Lennox International, Inc.	1,702,215
52,065	Trex Co., Inc.(b)	2,362,189

		10,027,394

	Commercial Printing - 1.9%
43,213	Deluxe Corp.	2,784,214

	Construction & Engineering - 0.9%
21,133	Dycom Industries, Inc.(b)	1,396,046

	Construction & Farm Machinery & Heavy Trucks - 1.4%
20,326	Wabtec Corp.	2,056,788

	Construction Materials - 2.6%
201,485	Headwaters, Inc.(b)	3,830,230

	Data Processing & Outsourced Services - 8.3%
29,844	Euronet Worldwide, Inc.(b)	2,044,314
36,871	Fiserv, Inc.(b)	3,202,615
29,907	FleetCor Technologies, Inc.(b)	4,630,202
26,117	WEX, Inc.(b)	2,664,979

		12,542,110

	Distributors - 1.1%
24,001	Pool Corp.	1,690,150

	Diversified Support Services - 2.9%
123,039	Healthcare Services Group, Inc.	4,295,292

	Electrical Components & Equipment - 1.6%
12,291	Acuity Brands, Inc.	2,472,826

	Electronic Equipment & Instruments - 1.8%
58,362	Cognex Corp.	2,642,048

	Electronic Manufacturing Services - 0.6%
32,762	Methode Electronics, Inc.	879,004

	Health Care Services - 1.7%
50,582	AMN Healthcare Services, Inc.(b)	$1,488,628
32,018	ExamWorks Group, Inc.(b)	1,123,192

		2,611,820

	Industrial Conglomerates - 7.3%
19,674	3M Co.	2,977,463
18,510	Carlisle Cos., Inc.	1,874,323
36,965	Roper Technologies, Inc.	6,183,135

		11,034,921

	Industrial Machinery - 3.5%
52,156	Ingersoll-Rand PLC	3,202,378
225,006	Mueller Water Products, Inc., Class A	2,009,304

		5,211,682

	Internet Software & Services - 2.4%
18,078	Cimpress NV(b)	1,166,573
11,950	CoStar Group, Inc.(b)	2,405,416

		3,571,989

	IT Consulting & Other Services - 2.3%
38,564	Gartner, Inc.(b)	3,415,613

	Life Sciences Tools & Services - 3.5%
15,719	Mettler-Toledo International, Inc.(b)	5,306,734

	Oil & Gas Equipment & Services - 0.8%
444,120	Nuverra Environmental Solutions, Inc.(b)	1,252,418

	Paper Packaging - 5.1%
254,844	Graphic Packaging Holding Co.	3,848,145
71,066	Sealed Air Corp.	3,778,579

		7,626,724

	Railroads - 3.5%
165,840	CSX Corp.	5,187,475

	Research & Consulting Services - 5.0%
18,633	CEB, Inc.	1,425,797
48,449	Dun & Bradstreet Corp. (The)	6,044,982

		7,470,779

	Specialty Chemicals - 4.9%
26,579	Sherwin-Williams Co. (The)	7,382,583

	Trading Companies & Distributors - 1.6%
18,920	Watsco, Inc.	2,426,301

	Trucking - 2.3%
46,206	Old Dominion Freight Line, Inc.(b)	3,379,969

	Total Common Stocks (Cost $142,504,803)	150,306,427

	Money Market Fund - 0.0%
59,915	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $59,915)	59,915

	Total Investments (Cost $142,564,718)(d)-100.1%	150,366,342
	Other assets less liabilities-(0.1)%	(96,073)

	Net Assets-100.0%	$150,270,269

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

Schedule of Investments(a)

(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $142,949,634. The net unrealized appreciation was $7,416,708, which consisted of aggregate gross unrealized appreciation of $12,673,772 and aggregate gross unrealized depreciation of $5,257,064.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Technology Momentum Portfolio (PTF)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Application Software - 23.5%
72,600	ACI Worldwide, Inc.(b)	$1,718,442
38,377	Aspen Technology, Inc.(b)	1,703,171
112,441	Cadence Design Systems, Inc.(b)	2,357,888
96,777	Callidus Software, Inc.(b)	1,606,498
51,908	Ebix, Inc.	1,608,629
25,407	Ellie Mae, Inc.(b)	1,993,179
21,144	Intuit, Inc.	2,236,401
41,498	Manhattan Associates, Inc.(b)	2,689,900
64,296	Mentor Graphics Corp.	1,677,483
27,303	SS&C Technologies Holdings, Inc.	1,857,423
15,996	Tyler Technologies, Inc.(b)	2,232,082
13,015	Ultimate Software Group, Inc. (The)(b)	2,397,493

		24,078,589

	Communications Equipment - 6.2%
164,718	Brocade Communications Systems, Inc.	1,690,007
83,401	Infinera Corp.(b)	1,996,620
14,387	Palo Alto Networks, Inc.(b)	2,673,536

		6,360,163

	Data Processing & Outsourced Services - 1.8%
25,943	Jack Henry & Associates, Inc.	1,812,378

	Electronic Components - 6.3%
91,903	Amphenol Corp., Class A	5,184,248
21,287	Belden, Inc.	1,260,829

		6,445,077

	Electronic Equipment & Instruments - 1.5%
14,715	Zebra Technologies Corp., Class A(b)	1,583,775

	Health Care Technology - 2.7%
38,826	Cerner Corp.(b)	2,784,601

	Internet Software & Services - 7.5%
205,433	EarthLink Holdings Corp.	1,507,878
30,336	Facebook, Inc., Class A(b)	2,851,888
22,635	LogMeIn, Inc.(b)	1,665,483
23,440	SPS Commerce, Inc.(b)	1,691,196

		7,716,445

	IT Consulting & Other Services - 5.4%
37,216	Cognizant Technology Solutions Corp., Class A(b)	2,348,329
22,624	EPAM Systems, Inc.(b)	1,676,665
30,873	Virtusa Corp.(b)	1,480,052

		5,505,046

	Semiconductor Equipment - 5.0%
161,693	SunEdison, Inc.(b)	3,764,213
37,607	Tessera Technologies, Inc.	1,303,459

		5,067,672

	Semiconductors - 16.7%
18,047	Ambarella, Inc.(b)	2,091,106
17,928	Avago Technologies Ltd. (Singapore)	2,243,510
58,823	Cirrus Logic, Inc.(b)	1,941,747
79,564	Integrated Device Technology, Inc.(b)	1,520,468
34,035	Monolithic Power Systems, Inc.	1,759,950
115,421	Rambus, Inc.(b)	1,510,861
42,217	Skyworks Solutions, Inc.	4,038,900
24,503	Synaptics, Inc.(b)	1,945,048

		17,051,590

	Specialized REITs - 5.7%
21,016	Equinix, Inc. REIT	$5,861,572

	Systems Software - 7.7%
48,457	Fortinet, Inc.(b)	2,313,337
27,863	Imperva, Inc.(b)	1,830,599
24,996	Proofpoint, Inc.(b)	1,617,241
26,615	ServiceNow, Inc.(b)	2,142,508

		7,903,685

	Technology Hardware, Storage & Peripherals - 5.4%
45,481	Apple, Inc.	5,516,845

	Wireless Telecommunication Services - 4.7%
21,528	SBA Communications Corp., Class A(b)	2,598,860
54,025	T-Mobile US, Inc.(b)	2,196,657

		4,795,517

	Total Common Stocks and Other Equity Interests (Cost $99,745,380)	102,482,955

	Money Market Fund - 0.1%
112,770	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $112,770)	112,770

	Total Investments (Cost $99,858,150)(d)-100.2%	102,595,725
	Other assets less liabilities-(0.2)%	(160,124)

	Net Assets-100.0%	$102,435,601

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $100,036,557. The net unrealized appreciation was $2,559,168, which consisted of aggregate gross unrealized appreciation of $6,518,357 and aggregate gross unrealized depreciation of $3,959,189.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Utilities Momentum Portfolio (PUI)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Electric Utilities - 35.5%
16,709	American Electric Power Co., Inc.	$945,228
16,233	Duke Energy Corp.	1,204,813
20,640	Edison International	1,238,606
21,633	Eversource Energy	1,075,593
13,041	IDACORP, Inc.	809,977
25,978	ITC Holdings Corp.	877,537
9,899	NextEra Energy, Inc.	1,041,375
32,196	PNM Resources, Inc.	849,330
22,188	Westar Energy, Inc.	835,378
33,671	Xcel Energy, Inc.	1,167,374

		10,045,211

	Gas Utilities - 14.3%
17,477	AGL Resources, Inc.	840,294
16,571	Atmos Energy Corp.	916,376
25,733	New Jersey Resources Corp.	743,684
21,620	UGI Corp.	789,995
13,261	WGL Holdings, Inc.	741,290

		4,031,639

	Integrated Telecommunication Services - 3.2%
19,078	Verizon Communications, Inc.	892,660

	Multi-Utilities - 32.2%
13,058	Alliant Energy Corp.	803,198
30,494	CMS Energy Corp.	1,044,724
15,829	Dominion Resources, Inc.	1,134,939
13,637	DTE Energy Co.	1,097,233
22,423	NiSource, Inc.	391,506
14,237	NorthWestern Corp.	766,520
14,673	SCANA Corp.	804,080
11,680	Sempra Energy	1,188,790
19,008	Vectren Corp.	800,237
21,973	WEC Energy Group, Inc.	1,076,677

		9,107,904

	Oil & Gas Exploration & Production - 5.9%
13,339	Energen Corp.	736,313
12,316	EQT Corp.	946,484

		1,682,797

	Oil & Gas Storage & Transportation - 3.1%
28,568	Spectra Energy Corp.	864,468

	Water Utilities - 5.9%
16,596	American States Water Co.	639,776
19,661	American Water Works Co., Inc.	1,020,602

		1,660,378

	Total Common Stocks (Cost $26,801,482)	28,285,057

	Money Market Fund - 0.2%
70,205	Invesco Premier Portfolio – Institutional Class, 0.07%(b) (Cost $70,205)	70,205

	Total Investments (Cost $26,871,687)(c)-100.3%	28,355,262
	Other assets less liabilities-(0.3)%	(73,275)

	Net Assets-100.0%	$28,281,987

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(c)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $26,938,073. The net unrealized appreciation was $1,417,189, which consisted of aggregate gross unrealized appreciation of $1,998,944 and aggregate gross unrealized depreciation of $581,755.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares NASDAQ Internet Portfolio (PNQI)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Alternative Carriers - 0.3%
19,797	Cogent Communications Group, Inc.	$629,347

	Application Software - 1.1%
34,127	NQ Mobile, Inc., Class A ADR (China)(b)(c)	121,833
52,541	Open Text Corp. (Canada)	2,391,141

		2,512,974

	Casinos & Gaming - 0.1%
11,059	500.com Ltd., Class A ADR (China)(b)(c)	260,218

	Internet Retail - 37.5%
12,246	1-800-FLOWERS.COM, Inc., Class A(c)	121,848
43,454	Amazon.com, Inc.(c)	23,297,862
5,102	Blue Nile, Inc.(c)	161,835
189,718	Cnova NV (Netherlands)(c)	958,076
64,958	Ctrip.com International Ltd. ADR (China)(c)	4,649,694
49,337	Expedia, Inc., Class A	5,991,485
12,304	FTD Cos., Inc.(c)	358,416
289,881	Groupon, Inc., Class A(c)	1,397,226
272,995	JD.Com, Inc. ADR (China)(c)	9,017,025
13,738	Lands’ End, Inc.(b)(c)	323,942
30,895	Liberty TripAdvisor Holdings, Inc., Class A, Series A(c)	904,915
17,918	MakeMyTrip Ltd. (India)(c)	261,603
104,608	Netflix, Inc.(c)	11,957,740
12,434	Nutrisystem, Inc.	373,642
10,437	Overstock.com, Inc.(c)	220,847
8,710	PetMed Express, Inc.(b)	146,763
15,914	Priceline Group, Inc. (The)(c)	19,790,173
20,432	Qunar Cayman Islands Ltd., Class A ADR (China)(c)	853,240
16,158	Shutterfly, Inc.(c)	698,834
56,194	TripAdvisor, Inc., Class A(c)	4,460,680
28,749	zulily, Inc., Class A(b)(c)	379,774

		86,325,620

	Internet Software & Services - 57.8%
21,246	21Vianet Group, Inc., Class A ADR (China)(b)(c)	430,444
17,451	Actua Corp.(c)	257,053
76,764	Akamai Technologies, Inc.(c)	5,888,566
25,157	Angie’s List, Inc.(b)(c)	125,785
17,754	Autohome, Inc., Class A ADR (China)(c)	688,678
47,244	Baidu, Inc., Class A ADR (China)(c)	8,157,149
44,897	Bankrate, Inc.(c)	409,461
34,172	Bazaarvoice, Inc.(c)	192,730
12,290	Benefitfocus, Inc.(b)(c)	457,680
17,588	Blucora, Inc.(c)	249,222
13,984	Brightcove, Inc.(c)	76,493
11,751	Carbonite, Inc.(c)	140,307
14,103	Cimpress NV(c)	910,067
17,404	comScore, Inc.(c)	1,018,134
13,825	Constant Contact, Inc.(c)	357,238
23,188	Cornerstone OnDemand, Inc.(c)	836,159
13,933	CoStar Group, Inc.(c)	2,804,574
22,027	Criteo SA ADR (France)(c)	1,172,497
16,089	Demandware, Inc.(c)	1,215,685
23,653	DHI Group, Inc.(c)	188,514
44,319	EarthLink Holdings Corp.	325,301
303,977	eBay, Inc.(c)	8,547,833
56,925	Endurance International Group Holdings, Inc.(b)(c)	1,150,454

15,173	Envestnet, Inc.(c)	$687,185
235,536	Facebook, Inc., Class A(c)	22,142,739
36,804	Gogo, Inc.(b)(c)	670,937
35,053	Google, Inc., Class C(c)	21,929,507
40,810	HomeAway, Inc.(c)	1,225,932
32,824	IAC/InterActiveCorp.	2,535,982
23,632	Internap Corp.(c)	217,651
20,724	j2 Global, Inc.	1,458,970
42,795	Limelight Networks, Inc.(c)	161,337
12,902	Liquidity Services, Inc.(c)	115,860
24,527	LivePerson, Inc.(c)	235,704
10,586	LogMeIn, Inc.(c)	778,918
15,554	Marin Software, Inc.(c)	86,947
18,160	Marketo, Inc.(c)	552,246
18,982	MercadoLibre, Inc. (Argentina)	2,480,758
39,123	Monster Worldwide, Inc.(c)	275,817
32,351	NetEase, Inc. ADR (China)	4,484,819
28,178	NIC, Inc.	508,331
90,896	Pandora Media, Inc.(c)	1,592,498
30,499	Perion Network Ltd. (Israel)(c)	78,077
42,753	Qihoo 360 Technology Co. Ltd., Class A ADR (China)(c)	2,651,114
19,155	QuinStreet, Inc.(c)	111,482
61,399	Rackspace Hosting, Inc.(c)	2,089,408
15,523	RealNetworks, Inc.(c)	72,648
22,926	RetailMeNot, Inc.(c)	347,329
18,136	Rocket Fuel, Inc.(c)	138,196
11,861	SciQuest, Inc.(c)	141,027
15,418	Shutterstock, Inc.(b)(c)	823,784
25,077	SINA Corp. (China)(c)	1,018,377
16,584	Sohu.com, Inc. (China)(c)	798,188
7,034	Stamps.com, Inc.(c)	482,532
14,223	TechTarget, Inc.(c)	123,171
35,228	TrueCar, Inc.(b)(c)	229,687
254,324	Twitter, Inc.(c)	7,886,587
6,310	United Online, Inc.(c)	87,709
50,056	VeriSign, Inc.(c)	3,550,973
22,169	Web.com Group, Inc.(c)	551,786
16,247	WebMD Health Corp.(c)	708,044
20,065	Weibo Corp. ADR (China)(b)(c)	281,512
16,616	Wix.com Ltd. (Israel)(c)	465,248
16,775	Xoom Corp.(c)	416,859
217,213	Yahoo!, Inc.(c)	7,965,201
113,211	Yandex NV, Class A (Russia)(c)	1,574,765
15,883	YY, Inc., Class A ADR (China)(b)(c)	938,844
22,564	Zillow Group, Inc., Class A(b)(c)	1,838,966

		133,113,676

	IT Consulting & Other Services - 0.1%
15,234	Perficient, Inc.(c)	247,248

	Specialized REITs - 3.0%
24,472	Equinix, Inc. REIT	6,825,485

	Wireless Telecommunication Services - 0.1%
15,745	Boingo Wireless, Inc.(c)	153,199

	Total Common Stocks and Other Equity Interests (Cost $212,451,494)	230,067,767

	Money Market Fund - 0.0%
101,446	Invesco Premier Portfolio – Institutional Class, 0.07%(d) (Cost $101,446)	101,446

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $212,552,940)-100.0%	230,169,213

Schedule of Investments(a)

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.6%
5,840,502	Invesco Liquid Assets Portfolio - Institutional Class, 0.11%(d)(e) (Cost $5,840,502)	$5,840,502

	Total Investments (Cost $218,393,442)(f)-102.6%	236,009,715
	Other assets less liabilities-(2.6)%	(5,944,525)

	Net Assets-100.0%	$230,065,190

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2015.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$5,698,134	$(5,698,134)	$-

*	Amount does not include excess collateral received, if any.

(f)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $221,331,918. The net unrealized appreciation was $14,677,797, which consisted of aggregate gross unrealized appreciation of $37,536,303 and aggregate gross unrealized depreciation of $22,858,506.

This Fund has holdings greater than 10% of net assets in the following country:

China	14.9%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of July 31, 2015, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The appreciation on options held in PowerShares S&P 500 BuyWrite Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares FTSE RAFI US 1000 Portfolio
Equity Securities	$4,592,643,528	$—	$172,182	$4,592,815,710

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
Equity Securities	$1,230,301,576	$0	$—	$1,230,301,576

PowerShares Russell 2000 Pure Growth Portfolio
Equity Securities	$36,436,050	$0	$—	$36,436,050

PowerShares Russell 2000 Pure Value Portfolio
Equity Securities	$72,035,180	$—	$66,629	$72,101,809

PowerShares Zacks Micro Cap Portfolio
Equity Securities	$29,097,671	$—	$2,209	$29,099,880

PowerShares Global Listed Private Equity Portfolio
Equity Securities	$506,950,409	$—	$—	$506,950,409
Swaps Agreements(a)	—	(475,402)	—	(475,402)

Total Investments	$506,950,409	$(475,402)	$—	$506,475,007

PowerShares Golden Dragon China Portfolio
Equity Securities	$215,579,801	$—	$0	$215,579,801

PowerShares DWA Healthcare Momentum Portfolio
Equity Securities	$257,347,846	$—	$14,948	$257,362,794

(a)	Unrealized appreciation (depreciation).

Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2015:

	Value
	PowerShares Global Listed Private Equity Portfolio		PowerShares S&P 500 BuyWrite Portfolio
Risk Exposure/Derivative Type	Assets	Liabilities	Assets	Liabilities
Equity risk:
Swap agreements	$43,833	$(519,235)	$—	$—
Options written contracts	—	—	—	(1,274,940)

	$43,833	$(519,235)	$—	$(1,274,940)

Effect of Derivative Investments for the three-month period ended July 31, 2015

The table below summarizes each Fund’s gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Gain
	PowerShares Global Listed Private Equity Portfolio	PowerShares S&P 500 BuyWrite Portfolio
	Swap Agreements	Options written contracts
Realized Gain:
Equity risk	$701,734	$3,915,289
Change in Unrealized Appreciation:
Equity risk	65,791	1,437,986

Total	$767,525	$5,353,275

The table below summarizes the average notional value of swap agreements and options outstanding during the period.

	Average Notional Value
	PowerShares Global Listed Private Equity Portfolio	PowerShares S&P 500 BuyWrite Portfolio
Swap agreements	$47,653,731	$	N/A
Options written contracts	N/A		324,307,500

PowerShares Global Listed Private Equity Portfolio

Open Total Return Swap Agreements
Counterparty	Swap Agreements	Termination Date	Notional Amount	Value Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive a return equal to common shares of The Blackstone Group LP and pay the product of (i) 1-Month LIBOR plus 75 basis points multiplied by (ii) days in the period divided by 360	10/23/15	$20,815,632	$(255,775)
Citibank, N.A.	Receive a return equal to the common shares of KKR & Co. LP and pay the product of (i) 1-Month LIBOR plus 75 basis points multiplied by (ii) days in the period divided by 360	10/23/15	23,679,379	43,833
Morgan Stanley Capital Services LLC	Receive a return equal to common shares of Riverstone Energy Ltd. and pay the product of (i) 1-Month LIBOR plus 85 basis points multiplied by (ii) days in the period divided by 365	08/03/16	3,193,526	(263,460)

Total Open Total Return Swap Agreements - Equity Risk				$(475,402)

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

PowerShares S&P 500 BuyWrite Portfolio

Open Options Written - Equity Risk
	Contract Month	Strike Price	Num- ber of Cont- racts	Premiums Received	Unrea- lized Appre- ciation	Notional Value*	Value
Call Option S&P 500 Index	Aug-15	$2,125	1,574	($3,563,442)	$2,288,502	$334,475,000	($1,274,940)

*	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price by the multiplier.

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 PowerShares Exchange-Traded Fund Trust

By (Signature and Title)              /s/ Andrew Schlossberg

                                                     Andrew Schlossberg

                                                     President

Date     September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Andrew Schlossberg

                                                     Andrew Schlossberg

                                                     President

Date     September 22, 2015

By (Signature and Title)              /s/ Steven Hill

                                                     Steven Hill

                                                     Treasurer

Date     September 22, 2015